UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 3 of its series:

Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio.

Date of reporting period: February 28, 2017

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report

February 28, 2017

Dow Jones Target Date Funds

∎	Wells Fargo Dow Jones Target Today Fund

∎	Wells Fargo Dow Jones Target 2010 Fund

∎	Wells Fargo Dow Jones Target 2015 Fund

∎	Wells Fargo Dow Jones Target 2020 Fund

∎	Wells Fargo Dow Jones Target 2025 Fund

∎	Wells Fargo Dow Jones Target 2030 Fund

∎	Wells Fargo Dow Jones Target 2035 Fund

∎	Wells Fargo Dow Jones Target 2040 Fund

∎	Wells Fargo Dow Jones Target 2045 Fund

∎	Wells Fargo Dow Jones Target 2050 Fund

∎	Wells Fargo Dow Jones Target 2055 Fund

∎	Wells Fargo Dow Jones Target 2060 Fund

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-fixed-income-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-stock-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Dow Jones® and Dow Jones Global Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Dow Jones Target Date Funds, based on the Dow Jones Global Target Date IndexesSM, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 24.98% and 19.31% for the 12-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.42%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this annual report for the Wells Fargo Dow Jones Target Date Funds for the 12-month period that ended February 28, 2017. Despite heightened market volatility at times, global stocks delivered strong results overall. U.S. and international stocks returned 24.98% and 19.31% for the 12-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.42%.

Interest rates and the U.K.’s Brexit vote largely drove markets from March 2016 through the end of June 2016.

U.S. stocks overall were in positive territory in March and April, plunged briefly in May on worries of a possible June interest-rate increase, and then rallied until early June. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the European Union (E.U.). The U.K.’s Brexit vote on June 23 shocked countries worldwide. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rose as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. In March, China’s government set an anticipated growth rate of 6.5% to 7.0% for 2016, an acknowledgment of weakening growth. In emerging markets, although central-bank stimulus and improved prices for oil and other commodities led to stock rallies in March, many of these countries’ economies faced the potential of credit downgrades due to challenges such as the likelihood of a stronger U.S. dollar, which would make dollar-denominated debt more expensive. Within fixed income, government bonds rallied immediately post-Brexit, and non-Treasury sectors rallied soon after as investors regained their appetite for risk. As a result, most bond markets remained in a situation of ultralow yields and tight credit spreads. Interestingly, U.S. bonds continued to be supported by demand from both domestic and foreign buyers looking for positive yield since U.S. interest rates were the highest among developed-country bonds. Also notable was the rebound in oil prices to nearly $50 per barrel in June, driven by a lower rig count, unplanned supply outages, anticipated demand ahead of the summer driving season, and a weaker dollar.

Globally, stocks delivered positive results in the third quarter of 2016; bonds’ interest rates remained low.

Stocks’ upward trend continued into August and then lost some steam. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Dow Jones Target Date Funds	3

Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices down. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates rose during the quarter but remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. After bottoming in early July, yields began to rise again as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, implementation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly during these two months in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

4	Wells Fargo Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

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6	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index
Target 2060 Fund	Dow Jones Global Target 2060 Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on each Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Index, whose total returns the Fund seeks to approximate, before fees and expenses, will not meet an investor’s goals). Consult the Funds’ prospectus for additional information on these and other risks.

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	7

Target Today Fund

Average annual total returns (%) as of February 28, 20172

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(2.60)	0.45	2.56	3.39	1.64	3.16	0.84	0.76
Class C (WFODX)	12-1-1998	1.57	0.88	2.39	2.57	0.88	2.39	1.59	1.51
Class R (WFRRX)	6-28-2013	–	–	–	3.13	1.44	3.04	1.09	1.01
Class R4 (WOTRX)	11-30-2012	–	–	–	3.71	2.03	3.62	0.56	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	3.81	2.15	3.68	0.41	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	3.41	1.77	3.35	0.76	0.65
Dow Jones Global Target Today Index[5]	–	–	–	–	4.05	2.41	4.08	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

8	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of February 28, 20179

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(2.27)	0.90	2.41	3.71	2.10	3.01	0.85	0.78
Class C (WFOCX)	12-1-1998	1.96	1.34	2.25	2.96	1.34	2.25	1.60	1.53
Class R (WFARX)	6-28-2013	–	–	–	3.45	1.88	2.88	1.10	1.03
Class R4 (WFORX)	11-30-2012	–	–	–	4.11	2.49	3.49	0.57	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	4.27	2.61	3.55	0.42	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	3.84	2.26	3.21	0.77	0.67
Dow Jones Global Target 2010 Index[5]	–	–	–	–	4.49	2.92	3.98	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	9

Target 2015 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	(0.73)	1.80	2.52	5.30	3.02	3.15		0.84	0.79
Class R (WFBRX)	6-28-2013	–	–	–	4.99	2.73	2.91		1.09	1.04
Class R4 (WFSRX)	11-30-2012	–	–	–	5.57	3.36	3.46		0.56	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	5.74	3.46	3.51		0.41	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	5.52	3.12	3.21		0.76	0.68
Dow Jones Global Target 2015 Index[5]	–	–	–	–	6.12	3.81	3.96	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

10	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of February 28, 20172

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	1.32	2.76	2.82	7.53	3.99	3.43	0.83	0.81
Class C (WFLAX)	12-1-1998	5.71	3.22	2.66	6.71	3.22	2.66	1.58	1.56
Class R (WFURX)	6-28-2013	–	–	–	7.27	3.78	3.31	1.08	1.06
Class R4 (WFLRX)	11-30-2012	–	–	–	7.89	4.39	3.90	0.55	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	8.04	4.50	3.96	0.40	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	7.58	4.13	3.63	0.75	0.70
Dow Jones Global Target 2020 Index[5]	–	–	–	–	8.40	4.86	4.37	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	11

Target 2025 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	4.21	3.95	2.93	10.61	5.19	3.56		0.83	0.81
Class R (WFHRX)	6-28-2013	–	–	–	10.22	4.92	3.33		1.08	1.06
Class R4 (WFGRX)	11-30-2012	–	–	–	10.98	5.56	3.89		0.55	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	11.04	5.67	3.95		0.40	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	10.87	5.31	3.65		0.75	0.70
Dow Jones Global Target 2025 Index[5]	–	–	–	–	11.48	6.03	4.33	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

12	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of February 28, 20172

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	7.56	5.06	3.58	14.15	6.31	4.19	0.83	0.82
Class C (WFDMX)	12-1-1998	12.28	5.52	3.42	13.28	5.52	3.42	1.58	1.57
Class R (WFJRX)	6-28-2013	–	–	–	13.88	6.10	4.07	1.08	1.07
Class R4 (WTHRX)	11-30-2012	–	–	–	14.52	6.73	4.67	0.55	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	14.63	6.83	4.72	0.40	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	14.32	6.47	4.39	0.75	0.71
Dow Jones Global Target 2030 Index[5]	–	–	–	–	15.02	7.19	5.09	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	13

Target 2035 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	10.62	6.04	3.51	17.33	7.30	4.14		0.84	0.83
Class R (WFKRX)	6-28-2013	–	–	–	17.09	7.02	3.87		1.09	1.08
Class R4 (WTTRX)	11-30-2012	–	–	–	17.68	7.66	4.46		0.56	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	17.86	7.79	4.53		0.41	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	17.38	7.39	4.16		0.76	0.72
Dow Jones Global Target 2035 Index[5]	–	–	–	–	18.22	8.13	4.82	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

14	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of February 28, 20172

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	13.12	6.72	4.18	20.01	7.99	4.80	0.84	0.83
Class C (WFOFX)	7-1-1998	18.11	7.18	4.01	19.11	7.18	4.01	1.59	1.58
Class R (WFMRX)	6-28-2013	–	–	–	19.68	7.77	4.66	1.09	1.08
Class R4 (WTFRX)	11-30-2012	–	–	–	20.43	8.39	5.26	0.56	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	20.56	8.51	5.32	0.41	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	20.09	8.14	4.99	0.76	0.72
Dow Jones Global Target 2040 Index[5]	–	–	–	–	20.85	8.85	5.65	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	15

Target 2045 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	14.89	7.18	4.00	21.85	8.45	4.64		0.85	0.83
Class R (WFNRX)	6-28-2013	–	–	–	21.41	8.16	4.38		1.10	1.08
Class R4 (WFFRX)	11-30-2012	–	–	–	22.25	8.83	4.98		0.57	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	22.26	8.92	5.02		0.42	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	21.89	8.54	4.70		0.77	0.72
Dow Jones Global Target 2045 Index[5]	–	–	–	–	22.63	9.26	5.27	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

16	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns (%) as of February 28, 201712

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	15.40	7.28	4.04	22.48	8.55	4.68		0.84	0.83
Class C (WFQCX)	11-30-2012	20.58	7.75	3.90	21.58	7.75	3.90		1.59	1.58
Class R (WFWRX)	6-28-2013	–	–	–	22.29	8.29	4.42		1.09	1.08
Class R4 (WQFRX)	11-30-2012	–	–	–	23.00	8.93	5.01		0.56	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	23.09	9.05	5.07		0.41	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	22.72	8.67	4.73		0.76	0.72
Dow Jones Global Target 2050 Index[5]	–	–	–	–	23.36	9.36	5.32	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	17

Target 2055 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	15.37	7.26	6.48	22.45	8.53	7.60		0.90	0.83
Class R (WFYRX)	6-28-2013	–	–	–	22.04	8.26	7.21		1.15	1.08
Class R4 (WFVRX)	11-30-2012	–	–	–	22.78	8.89	7.96		0.62	0.52
Class R6 (WFQUX)	6-30-2011	–	–	–	22.97	9.01	8.06		0.47	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	–	22.50	8.64	7.70		0.82	0.72
Dow Jones Global Target 2055 Index[5]	–	–	–	–	23.38	9.37	8.32	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	3.00	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	12.91	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

18	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of February 28, 201712

		Including sales charge		Excluding sales charge		Expense ratios[11] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[4]
Class A (WFAFX)	6-30-2015	15.19	1.79	22.23	5.47	14.46	0.83
Class C (WFCFX)	6-30-2015	20.22	4.66	21.22	4.66	15.21	1.58
Class R (WFRFX)	6-30-2015	–	–	21.73	5.17	14.71	1.08
Class R4 (WFSFX)	6-30-2015	–	–	22.45	5.79	14.18	0.52
Class R6 (WFUFX)	6-30-2015	–	–	22.75	5.95	14.03	0.37
Administrator Class (WFDFX)	6-30-2015	–	–	22.38	5.62	14.38	0.72
Dow Jones Global Target 2060 Index[5]	–	–	–	23.38	5.92	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	1.42	2.51	–	–
Russell 3000® Index[7]	–	–	–	26.29	10.12	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	19

MANAGER’S DISCUSSION

Highlights

The Wells Fargo Dow Jones Target Date Funds seek to replicate the asset allocations and returns of their respective Dow Jones Global Target Date Indexes before fees and expenses. The strategic asset allocations are designed to provide high levels of diversification across equity, fixed-income, and short-term investments. Our disciplined approach to portfolio construction seeks to help investors benefit from bull markets while providing risk management in bear markets.

The Funds address investment risk through diversification and disciplined asset allocation.

All Funds invest in the same three underlying portfolios: the Wells Fargo Diversified Stock Portfolio, the Wells Fargo Diversified Fixed-Income Portfolio, and the Wells Fargo Short-Term Investment Portfolio, differing only in the amount invested in each underlying portfolio. The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate, risk. The Diversified Stock Portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The Diversified Fixed-Income Portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities. The Short-Term Investment Portfolio typically holds high-quality, short-term U.S. dollar–denominated money market instruments of domestic and foreign issuers, including U.S. government obligations, obligations of foreign and domestic banks, short-term corporate debt securities, and repurchase agreements.

Global equity markets recorded gains while bond markets trailed.

For the 12-month period that ended February 28, 2017, each Dow Jones Target Date Fund posted positive returns before expenses, with longer-dated funds generating higher returns due to their higher equity allocations. After adjusting for expenses, the Dow Jones Target Date Funds trailed their respective indexes. For Class R6 shares, underperformance ranged from 22 basis points (bps; 100 bps is 1.00%) to 63 bps. For the period, the performance of the Target 2060 Fund varied from its index’s performance to a higher degree relative to other Funds in the series due to its small asset base and comparatively large cash flows.

Global equity markets posted double-digit returns during the period. Domestically, the S&P 500 Index13 rose 24.98% while the Russell 2000® Index14 jumped 36.11%. Foreign markets also rose sharply, with the MSCI EAFE Index15 gaining 15.75% and the MSCI EM Index (Net)16 rising 29.46%. Global bond markets trailed, with the Bloomberg Barclays U.S. Aggregate Bond Index rising 1.42% while the Bloomberg Barclays Global Treasury: Majors ex U.S. Index17fell 1.27%, helping to explain why funds with higher equity allocations during the period outperformed funds with lower equity exposure.

The Dow Jones Target Date Funds are designed to become more conservative as a fund moves down the glide path and its target date approaches. Our goal is to manage the relative equity risk of each fund as dictated by the glide path—a fund’s targeted equity risk is not the same as a fund’s equity allocation percentage, as both fixed income and cash equivalents carry risks. On a monthly basis, we adjust each Dow Jones Target Date Fund’s strategic allocations to equities, fixed income, and cash equivalents in response to changing market conditions and a fund’s movement down the glide path.

An increase in correlation between bonds and equities and an increase in relative bond risk affected allocation decisions during the period. The Target 2055 Fund and the Target 2060 Fund, which have not begun to move down the glide path, decreased their equity exposure over the past 12 months as fixed-income holdings became less effective diversifiers. The funds further down the equity glide path, the Target 2050 Fund through Target 2025 Fund, reduced their equity holdings by slightly more than the amount they decreased their relative equity risk due to the decreased diversification benefits of holding bonds. The shorter-dated funds, the Target 2020 Fund through Target 2010 Fund, remained invested at their minimum allowable equity allocations during the period and decreased their equity holdings at the same rate as their targeted equity risk.

The Target Today Fund, which is the most conservative fund, maintained its targeted equity exposure at 15% during the period. The cash allocation of the Target Today Fund, the Target 2010 Fund, and the Target 2015 Fund remained elevated during the period due to the increased volatility of bonds. The higher cash allocations are consistent with the capital preservation intentions of the Funds. All other Funds maintained their cash allocation at 4%.

Please see footnotes on pages 22-23.

20	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

It is our belief that equities and bonds are likely to experience meaningful volatility into the foreseeable future. The Dow Jones Target Date Funds are designed to address the asset accumulation needs of investors as they advance toward their long-term retirement goals. Diversification at the individual-security and asset-class levels is intended to allow investors to capture capital appreciation in a variety of markets at risk levels that are appropriate to achieve capital preservation objectives. However, although the Funds are designed to provide varying degrees of downside risk management based on their index dates, they cannot prevent losses or eliminate risk. We believe our Funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	21

Portfolio allocation as of February 28, 201718

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 22-23.

22	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses which represent the net expenses from the underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through June 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Net expenses from the underlying affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]	The chart compares the performance of the Class A shares for the last 10 years or since inception with the respective Dow Jones Global Target Date Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and the Russell 3000® Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[9]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R4. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	23

[11]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses which represent the net expenses from the underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[12]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[13]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[14]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[15]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[16]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[17]	The Bloomberg Barclays Global Treasury: Majors ex U.S. Index (formerly known as Barclays Global Treasury: Majors ex U.S. Index) consists of securities in the following Global Treasury indexes: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden and the United Kingdom. To be included in the index, securities must have at least one year to maturity and must meet specified liquidity requirements that vary by country and that are recalculated annually. You cannot invest directly in an index.

[18]	Each chart represents the composite of the portfolio allocations of the underlying affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the underlying affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See the Portfolio of investments or Summary portfolio of investments of each underlying affiliated master portfolio which is also included in this report.

24	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$988.31	$3.81	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.87	0.76%
Class C
Actual	$1,000.00	$984.95	$7.55	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.59	$7.68	1.51%
Class R
Actual	$1,000.00	$987.59	$5.06	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.14	1.01%
Class R4
Actual	$1,000.00	$989.66	$2.26	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6
Actual	$1,000.00	$990.59	$1.51	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$988.52	$3.26	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%

Please see footnote on page 30.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	25

Target 2010 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$987.15	$3.91	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class C
Actual	$1,000.00	$983.51	$7.65	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class R
Actual	$1,000.00	$985.85	$5.15	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class R4
Actual	$1,000.00	$988.95	$2.36	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6
Actual	$1,000.00	$989.96	$1.61	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$987.82	$3.36	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Target 2015 Fund
Class A
Actual	$1,000.00	$986.80	$3.96	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Class R
Actual	$1,000.00	$985.42	$5.21	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.30	1.04%
Class R4
Actual	$1,000.00	$988.54	$2.41	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6
Actual	$1,000.00	$988.68	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$988.49	$3.41	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Please see footnote on page 30.

26	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$997.74	$4.08	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class C
Actual	$1,000.00	$993.79	$7.84	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class R
Actual	$1,000.00	$996.42	$5.34	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$999.43	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$999.70	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$997.64	$3.52	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,011.94	$4.11	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class R
Actual	$1,000.00	$1,010.60	$5.37	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$1,013.63	$2.54	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$1,014.68	$1.78	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$1,014.36	$3.55	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

Please see footnote on page 30.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	27

Target 2030 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,030.79	$4.20	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.18	0.82%
Class C
Actual	$1,000.00	$1,026.58	$8.02	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Class R
Actual	$1,000.00	$1,029.93	$5.47	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class R4
Actual	$1,000.00	$1,032.44	$2.61	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Class R6
Actual	$1,000.00	$1,032.78	$1.84	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%
Administrator Class
Actual	$1,000.00	$1,031.76	$3.64	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62	0.71%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,046.96	$4.28	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$1,046.30	$5.57	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,048.67	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,049.58	$1.91	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,047.31	$3.72	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

Please see footnote on page 30.

28	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,060.99	$4.31	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$1,056.88	$8.19	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$1,059.24	$5.61	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,062.43	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,062.82	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,061.37	$3.74	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,070.13	$4.33	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$1,067.94	$5.62	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.49	1.08%
Class R4
Actual	$1,000.00	$1,071.60	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,071.78	$1.93	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,070.05	$3.76	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

Please see footnote on page 30.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	29

Target 2050 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,073.42	$4.34	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$1,069.63	$8.24	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$1,072.88	$5.65	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.51	1.08%
Class R4
Actual	$1,000.00	$1,075.84	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,075.90	$1.94	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,073.93	$3.76	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,073.16	$4.34	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$1,070.65	$5.64	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,073.98	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,074.63	$1.93	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,073.76	$3.76	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

Please see footnote on page 30.

30	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2060 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,074.04	$4.34	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$1,070.20	$8.24	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$1,072.43	$5.64	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,074.97	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,076.85	$1.94	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,075.08	$3.77	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolios of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	31

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.30%

Affiliated Master Portfolios: 100.30%
Wells Fargo Diversified Fixed Income Portfolio	$188,907,168
Wells Fargo Diversified Stock Portfolio	64,482,994
Wells Fargo Short-Term Investment Portfolio	167,306,648

Total Investment Companies (Cost $399,171,043)	420,696,810

Total investments in securities (Cost $399,171,043) *	100.30%	420,696,810
Other assets and liabilities, net	(0.30)	(1,267,023)

Total net assets	100.00%	$419,429,787

*	Cost for federal income tax purposes is $400,203,750 and unrealized gains (losses) consists of:
	Gross unrealized gains	$20,493,060
	Gross unrealized losses	0

	Net unrealized gains	$20,493,060

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.35%

Affiliated Master Portfolios: 100.35%
Wells Fargo Diversified Fixed Income Portfolio	$119,860,365
Wells Fargo Diversified Stock Portfolio	40,452,933
Wells Fargo Short-Term Investment Portfolio	83,504,088

Total Investment Companies (Cost $207,541,227)	243,817,386

Total investments in securities (Cost $207,541,227) *	100.35%	243,817,386
Other assets and liabilities, net	(0.35)	(843,235)

Total net assets	100.00%	$242,974,151

*	Cost for federal income tax purposes is $216,268,249 and unrealized gains (losses) consists of:
	Gross unrealized gains	$27,549,137
	Gross unrealized losses	0

	Net unrealized gains	$27,549,137

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 28, 2017

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.32%

Affiliated Master Portfolios: 100.32%
Wells Fargo Diversified Fixed Income Portfolio	$185,911,703
Wells Fargo Diversified Stock Portfolio	67,527,682
Wells Fargo Short-Term Investment Portfolio	55,478,791

Total Investment Companies (Cost $261,964,223)	308,918,176

Total investments in securities (Cost $261,964,223) *	100.32%	308,918,176
Other assets and liabilities, net	(0.32)	(991,344)

Total net assets	100.00%	$307,926,832

*	Cost for federal income tax purposes is $262,484,019 and unrealized gains (losses) consists of:
	Gross unrealized gains	$46,434,157
	Gross unrealized losses	0

	Net unrealized gains	$46,434,157

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.62%

Affiliated Master Portfolios: 100.62%
Wells Fargo Diversified Fixed Income Portfolio	$939,619,926
Wells Fargo Diversified Stock Portfolio	439,077,058
Wells Fargo Short-Term Investment Portfolio	56,751,574

Total Investment Companies (Cost $1,268,638,833)	1,435,448,558

Total investments in securities (Cost $1,268,638,833) *	100.62%	1,435,448,558
Other assets and liabilities, net	(0.62)	(8,866,878)

Total net assets	100.00%	$1,426,581,680

*	Cost for federal income tax purposes is $1,283,576,306 and unrealized gains (losses) consists of:
	Gross unrealized gains	$151,872,252
	Gross unrealized losses	0

	Net unrealized gains	$151,872,252

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	33

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.37%

Affiliated Master Portfolios: 100.37%
Wells Fargo Diversified Fixed Income Portfolio	$464,928,354
Wells Fargo Diversified Stock Portfolio	357,839,929
Wells Fargo Short-Term Investment Portfolio	33,776,655

Total Investment Companies (Cost $651,324,135)	856,544,938

Total investments in securities (Cost $651,324,135) *	100.37%	856,544,938
Other assets and liabilities, net	(0.37)	(3,146,927)

Total net assets	100.00%	$853,398,011

*	Cost for federal income tax purposes is $651,894,058 and unrealized gains (losses) consists of:
	Gross unrealized gains	$204,650,880
	Gross unrealized losses	0

	Net unrealized gains	$204,650,880

TARGET 2030 FUND

Security name	Value

Investment Companies: 100.46%

Affiliated Master Portfolios: 100.46%
Wells Fargo Diversified Fixed Income Portfolio	$644,323,921
Wells Fargo Diversified Stock Portfolio	923,061,006
Wells Fargo Short-Term Investment Portfolio	64,115,446

Total Investment Companies (Cost $1,392,885,357)	1,631,500,373

Total investments in securities (Cost $1,392,885,357) *	100.46%	1,631,500,373
Other assets and liabilities, net	(0.46)	(7,447,280)

Total net assets	100.00%	$1,624,053,093

*	Cost for federal income tax purposes is $1,401,360,676 and unrealized gains (losses) consists of:
	Gross unrealized gains	$230,139,697
	Gross unrealized losses	0

	Net unrealized gains	$230,139,697

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 28, 2017

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.52%

Affiliated Master Portfolios: 100.52%
Wells Fargo Diversified Fixed Income Portfolio	$197,630,899
Wells Fargo Diversified Stock Portfolio	513,200,543
Wells Fargo Short-Term Investment Portfolio	28,987,324

Total Investment Companies (Cost $611,072,993)	739,818,766

Total investments in securities (Cost $611,072,993) *	100.52%	739,818,766
Other assets and liabilities, net	(0.52)	(3,836,149)

Total net assets	100.00%	$735,982,617

*	Cost for federal income tax purposes is $610,402,925 and unrealized gains (losses) consists of:
	Gross unrealized gains	$129,415,841
	Gross unrealized losses	0

	Net unrealized gains	$129,415,841

TARGET 2040 FUND

Security name	Value

Investment Companies: 100.48%

Affiliated Master Portfolios: 100.48%
Wells Fargo Diversified Fixed Income Portfolio	$212,922,169
Wells Fargo Diversified Stock Portfolio	1,041,707,891
Wells Fargo Short-Term Investment Portfolio	51,033,897

Total Investment Companies (Cost $1,108,101,958)	1,305,663,957

Total investments in securities (Cost $1,108,101,958) *	100.48%	1,305,663,957
Other assets and liabilities, net	(0.48)	(6,211,865)

Total net assets	100.00%	$1,299,452,092

*	Cost for federal income tax purposes is $1,112,086,521 and unrealized gains (losses) consists of:
	Gross unrealized gains	$193,577,436
	Gross unrealized losses	0

	Net unrealized gains	$193,577,436

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	35

TARGET 2045 FUND

Security name	Value

Investment Companies: 100.56%

Affiliated Master Portfolios: 100.56%
Wells Fargo Diversified Fixed Income Portfolio	$44,950,467
Wells Fargo Diversified Stock Portfolio	422,816,085
Wells Fargo Short-Term Investment Portfolio	18,994,336

Total Investment Companies (Cost $416,397,795)	486,760,888

Total investments in securities (Cost $416,397,795) *	100.56%	486,760,888
Other assets and liabilities, net	(0.56)	(2,723,943)

Total net assets	100.00%	$484,036,945

*	Cost for federal income tax purposes is $415,175,954 and unrealized gains (losses) consists of:
	Gross unrealized gains	$71,584,934
	Gross unrealized losses	0

	Net unrealized gains	$71,584,934

TARGET 2050 FUND

Security name	Value

Investment Companies: 100.43%

Affiliated Master Portfolios: 100.43%
Wells Fargo Diversified Fixed Income Portfolio	$44,128,706
Wells Fargo Diversified Stock Portfolio	648,250,757
Wells Fargo Short-Term Investment Portfolio	28,093,758

Total Investment Companies (Cost $568,782,909)	720,473,221

Total investments in securities (Cost $568,782,909) *	100.43%	720,473,221
Other assets and liabilities, net	(0.43)	(3,075,159)

Total net assets	100.00%	$717,398,062

*	Cost for federal income tax purposes is $568,316,198 and unrealized gains (losses) consists of:
	Gross unrealized gains	$152,157,023
	Gross unrealized losses	0

	Net unrealized gains	$152,157,023

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 28, 2017

TARGET 2055 FUND

Security name	Value

Investment Companies: 100.60%

Affiliated Master Portfolios: 100.60%
Wells Fargo Diversified Fixed Income Portfolio	$7,717,105
Wells Fargo Diversified Stock Portfolio	115,718,641
Wells Fargo Short-Term Investment Portfolio	5,008,345

Total Investment Companies (Cost $115,084,581)	128,444,091

Total investments in securities (Cost $115,084,581) *	100.60%	128,444,091
Other assets and liabilities, net	(0.60)	(770,611)

Total net assets	100.00%	$127,673,480

*	Cost for federal income tax purposes is $113,688,579 and unrealized gains (losses) consists of:
	Gross unrealized gains	$14,755,512
	Gross unrealized losses	0

	Net unrealized gains	$14,755,512

TARGET 2060 FUND

Security name	Value

Investment Companies: 100.10%

Affiliated Master Portfolios: 100.10%
Wells Fargo Diversified Fixed Income Portfolio	$1,469,805
Wells Fargo Diversified Stock Portfolio	22,039,855
Wells Fargo Short-Term Investment Portfolio	953,893

Total Investment Companies (Cost $25,831,222)	24,463,553

Total investments in securities (Cost $25,831,222) *	100.10%	24,463,553
Other assets and liabilities, net	(0.10)	(25,231)

Total net assets	100.00%	$24,438,322

*	Cost for federal income tax purposes is $25,754,893 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(1,291,340)

	Net unrealized losses	$(1,291,340)

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

38	Wells Fargo Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2017

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$420,696,810	$243,817,386	$308,918,176	$1,435,448,558
Receivable for Fund shares sold	3,379,095	152,859	1,257,007	2,520,699
Receivable from manager	0	0	0	0
Prepaid expenses and other assets	46,048	38,529	31,583	53,547

Total assets	424,121,953	244,008,774	310,206,766	1,438,022,804

Liabilities
Payable for Fund shares redeemed	4,549,976	940,258	2,170,650	11,012,095
Management fee payable	17,663	8,787	11,375	123,494
Distribution fees payable	1,625	1,027	7	3,972
Administration fees payable	30,855	19,884	20,569	93,398
Accrued expenses and other liabilities	92,047	64,667	77,333	208,165

Total liabilities	4,692,166	1,034,623	2,279,934	11,441,124

Total net assets	$419,429,787	$242,974,151	$307,926,832	$1,426,581,680

NET ASSETS CONSIST OF
Paid-in capital	$395,263,573	$211,015,136	$254,392,682	$1,245,977,663
Undistributed (overdistributed) net investment income	(930,686)	(694,475)	(1,147,289)	(5,252,741)
Accumulated net realized gains (losses) on investments	3,571,133	(3,622,669)	7,727,486	19,047,033
Net unrealized gains (losses) on investments	21,525,767	36,276,159	46,953,953	166,809,725

Total net assets	$419,429,787	$242,974,151	$307,926,832	$1,426,581,680

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$55,964,630	$60,236,561	$54,769,595	$218,652,025
Shares outstanding – Class A1	5,299,732	4,852,742	5,414,073	14,706,086
Net asset value per share – Class A	$10.56	$12.41	$10.12	$14.87
Maximum offering price per share – Class A2	$11.20	$13.17	$10.74	$15.78
Net assets – Class C	$2,821,971	$1,760,803	N/A	$6,712,779
Shares outstanding – Class C1	262,123	140,221	N/A	455,241
Net asset value per share – Class C	$10.77	$12.56	N/A	$14.75
Net assets – Class R	$32,197	$53,046	$36,568	$321,276
Shares outstanding – Class R1	3,059	4,301	3,565	21,694
Net asset value per share – Class R	$10.53	$12.33	$10.26	$14.81
Net assets – Class R4	$248,734,306	$48,884,666	$105,773,101	$357,823,336
Share outstanding – Class R4[1]	23,019,143	3,896,723	10,410,276	23,622,067
Net asset value per share – Class R4	$10.81	$12.55	$10.16	$15.15
Net assets – Class R6	$72,643,052	$82,473,667	$125,437,544	$645,236,948
Shares outstanding – Class R6[1]	6,740,310	6,579,031	12,357,066	42,620,127
Net asset value per share – Class R6	$10.78	$12.54	$10.15	$15.14
Net assets – Administrator Class	$39,233,631	$49,565,408	$21,910,024	$197,835,316
Shares outstanding – Administrator Class[1]	3,638,110	3,950,247	2,128,907	13,107,783
Net asset value per share – Administrator Class	$10.78	$12.55	$10.29	$15.09

Investments in affiliated Master Portfolios, at cost	$399,171,043	$207,541,227	$261,964,223	$1,268,638,833

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	39

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$856,544,938	$1,631,500,373	$739,818,766	$1,305,663,957	$486,760,888	$720,473,221	$128,444,091	$24,463,553
2,746,875	4,287,270	2,938,293	2,680,912	2,224,819	3,172,027	2,385,961	444,161
0	0	0	0	0	0	0	9,572
83,994	53,347	39,691	51,779	35,494	39,090	38,790	21,533

859,375,807	1,635,840,990	742,796,750	1,308,396,648	489,021,201	723,684,338	130,868,842	24,938,819

5,716,169	11,288,975	6,579,683	8,527,567	4,831,248	6,065,216	3,153,461	471,389
67,407	150,961	64,022	126,305	36,094	59,899	233	0
116	2,841	32	2,815	8	701	8	168
54,751	109,289	47,605	90,287	29,812	43,878	6,697	1,267
139,353	235,831	122,791	197,582	87,094	116,582	34,963	27,673

5,977,796	11,787,897	6,814,133	8,944,556	4,984,256	6,286,276	3,195,362	500,497

$853,398,011	$1,624,053,093	$735,982,617	$1,299,452,092	$484,036,945	$717,398,062	$127,673,480	$24,438,322

$615,994,662	$1,349,274,065	$582,431,441	$1,066,777,692	$397,837,914	$538,074,468	$114,688,225	$25,935,904
(3,499,335)	(2,736,262)	(789,308)	(1,456,786)	(261,090)	(1,048,939)	79,043	23,529
35,681,881	38,900,274	25,594,711	36,569,187	16,097,028	28,682,221	(453,298)	(153,442)
205,220,803	238,615,016	128,745,773	197,561,999	70,363,093	151,690,312	13,359,510	(1,367,669)

$853,398,011	$1,624,053,093	$735,982,617	$1,299,452,092	$484,036,945	$717,398,062	$127,673,480	$24,438,322

$140,427,695	$230,043,730	$127,293,995	$218,688,574	$70,569,744	$64,356,270	$9,270,290	$671,204
13,395,272	13,772,338	11,312,890	11,257,464	5,926,190	5,645,179	666,617	62,791
$10.48	$16.70	$11.25	$19.43	$11.91	$11.40	$13.91	$10.69
$11.12	$17.72	$11.94	$20.62	$12.64	$12.10	$14.76	$11.34
N/A	$4,630,444	N/A	$4,782,085	N/A	$1,217,874	N/A	$252,002
N/A	285,059	N/A	262,889	N/A	107,230	N/A	23,529
N/A	$16.24	N/A	$18.19	N/A	$11.36	N/A	$10.71
$610,351	$904,062	$171,138	$394,319	$41,892	$34,288	$40,300	$126,935
58,158	54,269	15,124	20,364	3,478	3,001	2,928	12,049
$10.49	$16.66	$11.32	$19.36	$12.04	$11.43	$13.76	$10.53
$274,638,821	$507,587,474	$240,024,788	$388,621,613	$151,999,383	$243,338,511	$43,146,985	$6,443,151
26,102,810	29,942,523	21,299,509	19,571,128	12,711,465	21,258,656	3,094,452	591,935
$10.52	$16.95	$11.27	$19.86	$11.96	$11.45	$13.94	$10.88
$372,100,909	$618,551,003	$317,594,207	$489,693,031	$219,921,834	$287,422,776	$65,515,678	$12,518,173
35,393,296	36,526,805	28,186,044	24,668,088	18,428,160	25,126,168	4,708,306	1,153,076
$10.51	$16.93	$11.27	$19.85	$11.93	$11.44	$13.91	$10.86
$65,620,235	$262,336,380	$50,898,489	$197,272,470	$41,504,092	$121,028,343	$9,700,227	$4,426,857
6,221,682	15,483,974	4,503,544	9,952,110	3,456,356	10,606,569	697,401	412,245
$10.55	$16.94	$11.30	$19.82	$12.01	$11.41	$13.91	$10.74

$651,324,135	$1,392,885,357	$611,072,993	$1,108,101,958	$416,397,795	$568,782,909	$115,084,581	$25,831,222

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2017

	Target Today Fund		Target 2010 Fund		Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$8,801,890		$5,772,673		$10,424,033	$35,505,985
Dividends allocated from affiliated Master Portfolios**	1,875,557		1,327,261		2,859,294	14,660,331
Affiliated income allocated from affiliated Master Portfolios	84,138		53,278		83,747	445,947
Securities lending income allocated from affiliated Master Portfolios	53,095		37,741		80,538	404,367
Other income and other income allocated from affiliated Master Portfolios	2,786		1,703		2,439	11,513
Expenses allocated from affiliated Master Portfolios	(910,058)		(580,540)		(980,207)	(3,721,713)

Total investment income	9,907,408		6,612,116		12,469,844	47,306,430

Expenses
Management fee	1,188,770		746,149		1,198,201	4,491,254
Administration fees
Class A	132,914		136,765		140,984	482,519
Class B	4	[1]	48	[1]	N/A	54	[1]
Class C	6,114		4,138		N/A	14,353
Class R	63		112		88	896
Class R4	214,346		50,348		95,480	325,170
Class R6	61,131		48,873		93,120	340,385
Administrator Class	73,381		104,075		132,825	607,735
Shareholder servicing fees
Class A	158,231		162,815		167,838	574,427
Class B	4	[1]	57	[1]	N/A	65	[1]
Class C	7,278		4,926		N/A	17,087
Class R	75		133		105	1,066
Class R4	267,933		62,723		119,350	405,937
Administrator Class	141,118		199,908		255,086	1,166,796
Distribution fees
Class B	14	[1]	172	[1]	N/A	194	[1]
Class C	21,835		14,778		N/A	51,261
Class R	75		133		105	1,066
Custody and accounting fees	24,082		14,238		24,255	86,000
Professional fees	36,920		35,277		38,011	38,610
Registration fees	93,601		83,892		99,010	107,788
Shareholder report expenses	45,596		39,573		53,739	89,746
Trustees’ fees and expenses	23,050		23,046		23,050	23,148
Other fees and expenses	16,154		12,289		17,254	41,775

Total expenses	2,512,689		1,744,468		2,458,501	8,867,332
Less: Fee waivers and/or expense reimbursements	(713,519)		(432,487)		(615,925)	(1,340,460)

Net expenses	1,799,170		1,311,981		1,842,576	7,526,872

Net investment income	8,108,238		5,300,135		10,627,268	39,779,558

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transactions allocated from affiliated Master Portfolios	19,448,165		17,262,849		31,119,358	156,680,560
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(6,228,835)		(6,339,716)		(8,924,342)	(34,503,411)

Net realized and unrealized gains (losses) on investments	13,219,330		10,923,133		22,195,016	122,177,149

Net increase in net assets resulting from operations	$21,327,568		$16,223,268		$32,822,284	$161,956,707

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$56,323		$38,172		$76,540	$255,353
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$101,961		$73,378		$158,792	$802,122

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2017	Wells Fargo Dow Jones Target Date Funds	41

Target 2025 Fund	Target 2030 Fund		Target 2035 Fund	Target 2040 Fund		Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$25,235,094	$23,115,951		$7,861,383	$7,332,848		$1,753,105	$2,182,005	$403,054	$20,451
18,739,288	29,864,804		18,197,335	30,733,708		13,334,910	23,772,761	4,383,977	165,633
253,263	450,038		191,394	319,559		114,516	166,495	29,662	5,649
511,251	806,007		487,758	821,285		354,692	634,413	116,079	3,898
8,409	16,769		8,679	15,471		6,275	9,168	1,519	242
(3,275,470)	(4,086,538)		(2,037,920)	(3,055,371)		(1,222,003)	(2,086,583)	(387,618)	(20,041)

41,471,835	50,167,031		24,708,629	36,167,500		14,341,495	24,678,259	4,546,673	175,832

3,979,043	4,934,827		2,465,902	3,687,989		1,476,796	2,531,919	470,420	23,180

342,533	490,146		292,721	448,612		161,160	131,146	19,959	660
N/A	58	[1]	N/A	109	[1]	N/A	N/A	N/A	N/A
N/A	10,122		N/A	10,034		N/A	2,204	N/A	466
1,325	1,919		265	687		73	80	108	232
220,439	423,061		185,736	320,661		112,663	192,277	27,770	2,276
381,645	368,409		205,581	274,775		123,736	232,763	51,523	1,693
361,505	612,811		228,794	401,009		140,839	242,059	24,960	3,189

407,778	583,508		348,477	534,062		191,857	156,126	23,761	786
N/A	69	[1]	N/A	129	[1]	N/A	N/A	N/A	N/A
N/A	12,050		N/A	11,945		N/A	2,624	N/A	554
1,577	2,285		316	818		87	96	129	277
275,343	527,896		231,951	399,769		140,829	239,851	34,713	2,845
694,764	1,177,462		439,723	770,447		270,843	465,136	48,001	6,134

N/A	206	[1]	N/A	388	[1]	N/A	N/A	N/A	N/A
N/A	36,151		N/A	35,835		N/A	7,872	N/A	1,663
1,577	2,285		316	818		87	96	129	277
76,242	94,317		46,520	70,939		29,460	48,113	10,518	2,365
34,847	38,679		37,617	37,390		37,752	37,686	34,912	32,552
78,679	95,951		103,419	92,925		100,302	106,919	88,290	101,543
84,713	106,241		81,632	93,393		58,177	75,340	29,598	11,486
23,440	23,046		23,050	24,685		25,638	15,596	16,217	17,328
27,601	47,819		25,481	37,779		18,940	24,353	8,882	10,706

6,993,051	9,589,318		4,717,501	7,255,198		2,889,239	4,512,256	889,890	220,212
(1,163,801)	(1,211,251)		(587,168)	(763,470)		(435,484)	(602,330)	(243,875)	(179,601)

5,829,250	8,378,067		4,130,333	6,491,728		2,453,755	3,909,926	646,015	40,611

35,642,585	41,788,964		20,578,296	29,675,772		11,887,740	20,768,333	3,900,658	135,221

155,982,862	285,192,645		159,628,599	281,561,882		114,510,017	178,311,295	30,594,432	3,164,642
8,889,925	3,651,745		19,222,082	28,899,272		20,363,337	61,120,568	13,165,216	(1,311,506)

164,872,787	288,844,390		178,850,681	310,461,154		134,873,354	239,431,863	43,759,648	1,853,136

$200,515,372	$330,633,354		$199,428,977	$340,136,926		$146,761,094	$260,200,196	$47,660,306	$1,988,357

$189,902	$165,229		$56,079	$50,140		$11,474	$14,045	$2,596	$98
$1,052,714	$1,639,742		$1,003,232	$1,681,702		$729,596	$1,320,571	$242,320	$6,209

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$8,108,238			$8,827,099
Net realized gains on investments			19,448,165			3,450,074
Net change in unrealized gains (losses) on investments			(6,228,835)			(23,144,376)

Net increase (decrease) in net assets resulting from operations			21,327,568			(10,867,203)

Distributions to shareholders from
Net investment income
Class A			(583,927)			(212,385)
Class C			(10,272)			0
Class R			(250)			(39)
Class R4			(3,309,292)			(1,986,228)
Class R6			(1,204,070)			(2,057,136)
Administrator Class			(546,519)			(295,420)
Net realized gains
Class A			(509,224)			(1,208,132)
Class B			0 [1]			(60)
Class C			(24,645)			(50,563)
Class R			(258)			(482)
Class R4			(2,228,868)			(4,742,418)
Class R6			(1,878,874)			(4,034,298)
Administrator Class			(438,853)			(1,109,624)

Total distributions to shareholders			(10,735,052)			(15,696,785)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	246,349		2,631,608	5,647,163		60,339,126
Class C	28,357		310,720	10,570		115,474
Class R	397		4,180	120		1,272
Class R4	3,300,035		36,219,983	3,730,527		40,609,285
Class R6	6,202,776		68,036,987	10,259,626		111,458,455
Administrator Class	792,164		8,623,265	1,204,150		13,090,822
Investor Class	N/A		N/A	414,797	[2]	4,533,435 [2]

			115,826,743			230,147,869

Reinvestment of distributions
Class A	103,641		1,083,760	135,261		1,409,363
Class B	0	[1]	0 [1]	5		60
Class C	3,217		34,356	4,686		49,810
Class R	49		508	50		521
Class R4	517,812		5,538,160	630,358		6,728,633
Class R6	282,767		3,032,839	563,932		6,009,114
Administrator Class	92,160		983,978	131,713		1,401,554

			10,673,601			15,599,055

Please see footnotes on page 43.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	43

	Target Today Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,450,631)	$(15,543,355)	(818,764)	$(8,571,490)
Class B	(310)[1]	(3,437)[1]	(654)	(7,312)
Class C	(29,507)	(322,360)	(68,466)	(738,149)
Class R	(157)	(1,691)	(1)	(10)
Class R4	(6,307,526)	(68,848,062)	(9,414,225)	(102,232,762)
Class R6	(22,670,955)	(246,443,613)	(9,625,506)	(104,577,784)
Administrator Class	(3,068,548)	(33,333,515)	(4,542,886)	(49,322,402)
Investor Class	N/A	N/A	(6,369,254)[2]	(69,335,370)[2]

		(364,496,033)		(334,785,279)

Net decrease in net assets resulting from capital share transactions		(237,995,689)		(89,038,355)

Total decrease in net assets		(227,403,173)		(115,602,343)

Net assets
Beginning of period		646,832,960		762,435,303

End of period		$419,429,787		$646,832,960

Overdistributed net investment income		$(930,686)		$(954,532)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$5,300,135			$7,103,709
Net realized gains on investments			17,262,849			9,701,380
Net change in unrealized gains (losses) on investments			(6,339,716)			(26,828,269)

Net increase (decrease) in net assets resulting from operations			16,223,268			(10,023,180)

Distributions to shareholders from
Net investment income
Class A			(482,645)			(335,875)
Class B			(34)[1]			(51)
Class C			(2,721)			0
Class R			(297)			(172)
Class R4			(630,636)			(788,009)
Class R6			(1,832,870)			(2,051,024)
Administrator Class			(678,380)			(586,950)
Net realized gains
Class A			(1,034,288)			(3,286,691)
Class B			0 [1]			(1,389)
Class C			(29,911)			(92,831)
Class R			(882)			(2,344)
Class R4			(927,722)			(4,072,646)
Class R6			(2,563,659)			(9,055,541)
Administrator Class			(1,215,342)			(4,393,823)

Total distributions to shareholders			(9,399,387)			(24,667,346)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	320,041		4,005,083	4,221,546		54,786,333
Class B	0	[1]	0 [1]	2,193		29,082
Class C	22,779		286,839	7,041		90,916
Class R	9		113	16		212
Class R4	1,041,548		13,249,443	1,712,102		22,327,468
Class R6	4,547,953		57,992,817	8,059,088		104,895,708
Administrator Class	722,092		9,180,641	1,374,739		17,794,276
Investor Class	N/A		N/A	308,626	[2]	4,041,703 [2]

			84,714,936			203,965,698

Reinvestment of distributions
Class A	120,746		1,496,895	291,606		3,586,673
Class B	3	[1]	34 [1]	116		1,440
Class C	2,527		31,542	7,012		87,152
Class R	96		1,179	206		2,516
Class R4	124,200		1,558,358	390,609		4,860,655
Class R6	340,421		4,277,373	878,628		10,935,710
Administrator Class	148,875		1,866,250	400,560		4,980,773

			9,231,631			24,454,919

Please see footnotes on page 45.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	45

	Target 2010 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,120,538)	$(14,076,865)	(1,013,261)	$(12,776,658)
Class B	(2,486)[1]	(31,397)[1]	(682)	(9,045)
Class C	(44,856)	(570,911)	(62,410)	(820,797)
Class R	(48)	(608)	(1)	(17)
Class R4	(2,965,131)	(37,697,012)	(7,588,790)	(97,975,580)
Class R6	(14,486,651)	(183,122,305)	(6,669,142)	(86,398,389)
Administrator Class	(4,298,183)	(54,267,295)	(7,050,419)	(91,816,190)
Investor Class	N/A	N/A	(4,828,884)[2]	(63,153,213)[2]

		(289,766,393)		(352,949,889)

Net decrease in net assets resulting from capital share transactions		(195,819,826)		(124,529,272)

Total decrease in net assets		(188,995,945)		(159,219,798)

Net assets
Beginning of period		431,970,096		591,189,894

End of period		$242,974,151		$431,970,096

Overdistributed net investment income		$(694,475)		$(974,071)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$10,627,268		$14,276,725
Net realized gains on investments		31,119,358		4,048,645
Net change in unrealized gains (losses) on investments		(8,924,342)		(37,431,296)

Net increase (decrease) in net assets resulting from operations		32,822,284		(19,105,926)

Distributions to shareholders from
Net investment income
Class A		(664,158)		(20,228)
Class R		(317)		(329)
Class R4		(1,501,134)		(1,703,828)
Class R6		(4,179,131)		(4,784,541)
Administrator Class		(1,183,112)		(1,475,155)
Investor Class		N/A		(758,997)[1]
Net realized gains
Class A		(979,508)		(1,573,386)
Class R		(591)		(859)
Class R4		(1,921,730)		(2,323,259)
Class R6		(5,490,488)		(6,760,642)
Administrator Class		(1,670,852)		(2,256,193)

Total distributions to shareholders		(17,591,021)		(21,657,417)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	472,706	4,872,068	9,344,836	94,779,977
Class R	66	681	67	686
Class R4	3,281,066	33,966,649	2,312,239	23,537,215
Class R6	8,730,425	90,017,825	12,758,792	129,474,281
Administrator Class	1,191,525	12,386,745	1,888,382	19,442,817
Investor Class	N/A	N/A	908,576 [1]	9,440,796 [1]

		141,243,968		276,675,772

Reinvestment of distributions
Class A	162,003	1,635,999	160,134	1,584,498
Class R	89	908	117	1,188
Class R4	337,377	3,422,864	401,199	4,027,087
Class R6	921,605	9,365,745	1,109,939	11,115,010
Administrator Class	277,370	2,844,581	366,890	3,726,803
Investor Class	N/A	N/A	73,227 [1]	758,463 [1]

		17,270,097		21,213,049

Payment for shares redeemed
Class A	(2,799,861)	(28,769,893)	(2,112,945)	(20,902,388)
Class R	(792)	(8,129)	(708)	(6,979)
Class R4	(6,077,465)	(62,298,002)	(7,113,750)	(72,406,836)
Class R6	(34,369,025)	(348,220,043)	(17,178,318)	(174,145,663)
Administrator Class	(11,547,122)	(118,243,491)	(7,909,252)	(81,427,388)
Investor Class	N/A	N/A	(11,199,953)[1]	(115,605,930)[1]

		(557,539,558)		(464,495,184)

Net decrease in net assets resulting from capital share transactions		(399,025,493)		(166,606,363)

Total decrease in net assets		(383,794,230)		(207,369,706)

Net assets
Beginning of period		691,721,062		899,090,768

End of period		$307,926,832		$691,721,062

Overdistributed net investment income		$(1,147,289)		$(1,607,902)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	47

	Target 2020 Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$39,779,558			$47,559,500
Net realized gains on investments			156,680,560			25,796,388
Net change in unrealized gains (losses) on investments			(34,503,411)			(170,875,058)

Net increase (decrease) in net assets resulting from operations			161,956,707			(97,519,170)

Distributions to shareholders from
Net investment income
Class A			(2,619,472)			(1,204,855)
Class B			(87)[1]			(108)
Class C			(38,178)			(6,481)
Class R			(4,251)			(2,560)
Class R4			(5,634,274)			(6,107,482)
Class R6			(16,606,485)			(13,668,753)
Administrator Class			(6,009,682)			(5,002,528)
Investor Class			N/A			(494,020)[2]
Net realized gains
Class A			(3,151,261)			(6,049,652)
Class B			0 [1]			(1,139)
Class C			(99,187)			(138,075)
Class R			(6,324)			(10,129)
Class R4			(5,485,709)			(12,325,852)
Class R6			(17,730,052)			(27,705,228)
Administrator Class			(6,409,366)			(13,559,585)

Total distributions to shareholders			(63,794,328)			(86,276,447)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	1,077,052		15,995,960	13,749,128		204,800,204
Class C	145,106		2,155,858	186,108		2,690,829
Class R	3,506		52,543	1,560		22,804
Class R4	7,912,329		120,262,004	8,587,505		129,528,210
Class R6	29,579,390		448,662,128	25,570,337		385,301,666
Administrator Class	4,539,800		68,331,350	6,631,029		99,603,642
Investor Class	N/A		N/A	1,084,475	[2]	16,500,298 [2]

			655,459,843			838,447,653

Reinvestment of distributions
Class A	385,483		5,674,858	498,070		7,153,660
Class B	6	[1]	87 [1]	87		1,247
Class C	8,796		128,190	9,259		132,096
Class R	722		10,575	881		12,689
Class R4	741,202		11,119,983	1,252,971		18,433,334
Class R6	2,223,824		33,407,112	2,737,761		40,176,324
Administrator Class	824,099		12,315,923	1,267,785		18,559,644
Investor Class	N/A		N/A	32,029	[2]	494,020 [2]

			62,656,728			84,963,014

Please see footnotes on page 48.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(3,011,707)	$(44,676,552)	(2,245,750)	$(32,588,487)
Class B	(2,821)[1]	(41,676)[1]	(4,357)	(63,797)
Class C	(149,522)	(2,211,488)	(107,814)	(1,567,416)
Class R	(11,485)	(168,905)	(22,506)	(336,340)
Class R4	(13,315,739)	(201,266,768)	(31,392,856)	(469,564,323)
Class R6	(66,534,662)	(998,627,589)	(22,890,031)	(342,653,004)
Administrator Class	(28,809,682)	(431,422,845)	(14,750,039)	(220,778,164)
Investor Class	N/A	N/A	(14,268,341)[2]	(215,721,640)[2]

		(1,678,415,823)		(1,283,273,171)

Net decrease in net assets resulting from capital share transactions		(960,299,252)		(359,862,504)

Total decrease in net assets		(862,136,873)		(543,658,121)

Net assets
Beginning of period		2,288,718,553		2,832,376,674

End of period		$1,426,581,680		$2,288,718,553

Overdistributed net investment income		$(5,252,741)		$(3,754,490)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	49

	Target 2025 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$35,642,585		$42,396,222
Net realized gains on investments		155,982,862		31,965,590
Net change in unrealized gains (losses) on investments		8,889,925		(199,079,376)

Net increase (decrease) in net assets resulting from operations		200,515,372		(124,717,564)

Distributions to shareholders from
Net investment income
Class A		(2,306,156)		(42,829)
Class R		(7,276)		(5,968)
Class R4		(4,717,186)		(3,638,272)
Class R6		(18,967,324)		(18,652,274)
Administrator Class		(4,708,394)		(3,011,839)
Investor Class		N/A		(1,645,710)[1]
Net realized gains
Class A		(2,361,873)		(5,365,512)
Class R		(9,422)		(22,403)
Class R4		(4,472,260)		(7,078,806)
Class R6		(24,192,306)		(35,607,376)
Administrator Class		(4,706,783)		(7,606,102)

Total distributions to shareholders		(66,448,980)		(82,677,091)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,513,892	15,681,305	22,964,538	237,832,127
Class R	2,822	29,361	7,103	73,345
Class R4	8,631,979	90,459,627	7,138,606	74,121,001
Class R6	27,490,150	286,244,401	32,385,111	335,503,479
Administrator Class	4,209,931	43,679,906	5,348,130	55,738,366
Investor Class	N/A	N/A	3,079,689 [1]	32,431,424 [1]

		436,094,600		735,699,742

Reinvestment of distributions
Class A	446,066	4,593,108	537,272	5,363,185
Class R	1,620	16,698	2,814	28,371
Class R4	889,379	9,189,446	1,057,076	10,717,065
Class R6	4,035,204	41,802,977	5,206,467	52,679,324
Administrator Class	909,253	9,408,063	1,041,420	10,562,155
Investor Class	N/A	N/A	157,908 [1]	1,643,604 [1]

		65,010,292		80,993,704

Payment for shares redeemed
Class A	(6,507,824)	(67,704,631)	(5,857,457)	(57,909,133)
Class R	(31,107)	(319,792)	(21,481)	(219,125)
Class R4	(11,942,981)	(124,035,573)	(15,075,663)	(156,694,774)
Class R6	(140,764,802)	(1,457,629,379)	(31,284,459)	(321,990,675)
Administrator Class	(29,281,475)	(303,427,237)	(8,684,086)	(89,814,734)
Investor Class	N/A	N/A	(26,018,686)[1]	(271,321,720)[1]

		(1,953,116,612)		(897,950,161)

Net decrease in net assets resulting from capital share transactions		(1,452,011,720)		(81,256,715)

Total decrease in net assets		(1,317,945,328)		(288,651,370)

Net assets
Beginning of period		2,171,343,339		2,459,994,709

End of period		$853,398,011		$2,171,343,339

Overdistributed net investment income		$(3,499,335)		$(3,353,031)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$41,788,964			$49,126,829
Net realized gains on investments			285,192,645			47,166,634
Net change in unrealized gains (losses) on investments			3,651,745			(304,156,369)

Net increase (decrease) in net assets resulting from operations			330,633,354			(207,862,906)

Distributions to shareholders from
Net investment income
Class A			(4,250,699)			(672,323)
Class B			0 [1]			(317)
Class C			(63,295)			(14,221)
Class R			(14,867)			(5,538)
Class R4			(10,858,017)			(9,749,314)
Class R6			(14,022,915)			(17,248,094)
Administrator Class			(8,992,896)			(5,868,441)
Investor Class			N/A			(1,506,020)[2]
Net realized gains
Class A			(3,932,043)			(6,570,826)
Class B			0 [1]			(1,944)
Class C			(87,929)			(130,780)
Class R			(15,488)			(23,231)
Class R4			(8,913,930)			(17,160,046)
Class R6			(23,598,415)			(33,810,493)
Administrator Class			(7,999,829)			(14,132,103)

Total distributions to shareholders			(82,750,323)			(106,893,691)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	1,063,697		17,423,388	13,314,397		218,134,426
Class B	1,321	[1]	21,894 [1]	2,962		47,267
Class C	16,824		268,578	61,971		996,816
Class R	2,851		46,868	24,510		411,423
Class R4	9,056,613		151,196,897	11,129,367		184,411,020
Class R6	22,368,225		371,281,603	30,536,859		503,514,864
Administrator Class	5,648,833		93,336,961	7,079,870		117,060,125
Investor Class	N/A		N/A	1,082,861	[2]	18,302,900 [2]

			633,576,189			1,042,878,841

Reinvestment of distributions
Class A	493,003		8,029,944	451,373		7,108,240
Class B	0	[1]	0 [1]	141		2,195
Class C	8,931		141,623	8,955		137,782
Class R	1,868		30,355	1,822		28,769
Class R4	1,196,727		19,771,947	1,666,294		26,908,961
Class R6	2,210,976		36,707,115	3,085,435		49,653,407
Administrator Class	1,029,012		16,991,572	1,242,049		19,998,935
Investor Class	N/A		N/A	90,457	[2]	1,500,603 [2]

			81,672,556			105,338,892

Please see footnotes on page 51.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	51

	Target 2030 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(2,806,490)	$(45,994,982)	(2,322,835)	$(36,890,791)
Class B	(6,730)[1]	(107,466)[1]	(4,678)	(75,655)
Class C	(55,899)	(883,151)	(58,470)	(938,684)
Class R	(6,765)	(111,328)	(5,557)	(93,587)
Class R4	(13,713,378)	(228,391,107)	(31,558,785)	(514,470,177)
Class R6	(71,624,029)	(1,201,710,967)	(19,005,059)	(311,167,043)
Administrator Class	(23,620,555)	(392,144,183)	(13,317,134)	(219,101,625)
Investor Class	N/A	N/A	(13,797,898)[2]	(229,181,050)[2]

		(1,869,343,184)		(1,311,918,612)

Net decrease in net assets resulting from capital share transactions		(1,154,094,439)		(163,700,879)

Total decrease in net assets		(906,211,408)		(478,457,476)

Net assets
Beginning of period		2,530,264,501		3,008,721,977

End of period		$1,624,053,093		$2,530,264,501

Overdistributed net investment income		$(2,736,262)		$(2,742,787)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$20,578,296		$23,055,848
Net realized gains on investments		159,628,599		26,916,539
Net change in unrealized gains (losses) on investments		19,222,082		(179,695,293)

Net increase (decrease) in net assets resulting from operations		199,428,977		(129,722,906)

Distributions to shareholders from
Net investment income
Class A		(1,962,259)		(301,136)
Class R		(1,558)		(372)
Class R4		(4,088,239)		(3,545,457)
Class R6		(11,397,239)		(10,573,204)
Administrator Class		(2,957,409)		(2,304,817)
Investor Class		N/A		(1,435,192)[1]
Net realized gains
Class A		(2,126,418)		(4,979,880)
Class R		(2,161)		(1,055)
Class R4		(3,964,240)		(6,509,836)
Class R6		(13,329,527)		(19,919,240)
Administrator Class		(3,129,387)		(5,313,366)

Total distributions to shareholders		(42,958,437)		(54,883,555)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,253,704	13,492,027	18,552,591	201,310,133
Class R	9,064	98,311	4,089	42,241
Class R4	6,809,847	74,141,264	6,285,864	68,420,704
Class R6	19,872,642	214,299,770	27,717,560	300,793,731
Administrator Class	3,078,500	33,060,548	4,092,376	44,621,351
Investor Class	N/A	N/A	2,114,487 [1]	23,609,674 [1]

		335,091,920		638,797,834

Reinvestment of distributions
Class A	374,031	4,045,225	505,796	5,237,691
Class R	341	3,719	136	1,427
Class R4	744,052	8,052,479	954,353	10,055,293
Class R6	2,212,469	23,935,961	2,798,657	29,409,827
Administrator Class	560,180	6,086,796	722,417	7,618,183
Investor Class	N/A	N/A	129,844 [1]	1,431,195 [1]

		42,124,180		53,753,616

Payment for shares redeemed
Class A	(4,754,278)	(51,553,434)	(4,767,137)	(48,289,542)
Class R	(1,649)	(18,193)	(47)	(487)
Class R4	(9,351,383)	(100,761,245)	(13,188,251)	(143,959,697)
Class R6	(66,063,881)	(722,366,426)	(17,913,876)	(192,666,848)
Administrator Class	(17,507,773)	(192,188,450)	(6,437,073)	(69,772,390)
Investor Class	N/A	N/A	(20,176,529)[1]	(221,695,444)[1]

		(1,066,887,748)		(676,384,408)

Net increase (decrease) in net assets resulting from capital share transactions		(689,671,648)		16,167,042

Total decrease in net assets		(533,201,108)		(168,439,419)

Net assets
Beginning of period		1,269,183,725		1,437,623,144

End of period		$735,982,617		$1,269,183,725

Overdistributed net investment income		$(789,308)		$(669,842)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	53

	Target 2040 Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$29,675,772			$34,325,202
Net realized gains on investments			281,561,882			46,674,645
Net change in unrealized gains (losses) on investments			28,899,272			(309,570,864)

Net increase (decrease) in net assets resulting from operations			340,136,926			(228,571,017)

Distributions to shareholders from
Net investment income
Class A			(3,118,747)			(1,363,872)
Class B			(240)[1]			(427)
Class C			(39,836)			(21,203)
Class R			(4,094)			(2,485)
Class R4			(6,907,862)			(8,186,005)
Class R6			(15,908,768)			(14,332,859)
Administrator Class			(4,922,079)			(4,465,866)
Investor Class			N/A			(1,006,626)[2]
Net realized gains
Class A			(3,955,515)			(6,639,292)
Class B			0 [1]			(3,025)
Class C			(92,338)			(155,995)
Class R			(5,844)			(8,919)
Class R4			(7,095,650)			(15,183,244)
Class R6			(19,057,353)			(27,150,983)
Administrator Class			(5,594,910)			(10,413,294)

Total distributions to shareholders			(66,703,236)			(88,934,095)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	750,385		13,850,987	7,832,531		145,840,814
Class B	0	[1]	0 [1]	3,929		71,579
Class C	22,185		384,662	37,287		657,846
Class R	5,024		95,186	10,378		197,802
Class R4	5,991,638		113,545,876	8,084,530		153,528,934
Class R6	16,718,285		314,049,695	22,577,979		425,406,090
Administrator Class	3,806,064		71,124,538	4,962,945		93,999,139
Investor Class	N/A		N/A	818,800	[2]	16,002,580 [2]

			513,050,944			835,704,784

Reinvestment of distributions
Class A	373,738		6,933,608	441,267		7,850,956
Class B	14	[1]	240 [1]	203		3,449
Class C	7,220		126,095	10,060		168,164
Class R	537		9,938	640		11,404
Class R4	740,553		14,003,512	1,271,924		23,369,182
Class R6	1,820,117		34,392,916	2,211,178		40,536,041
Administrator Class	550,579		10,409,892	813,092		14,878,081
Investor Class	N/A		N/A	52,301	[2]	1,003,724 [2]

			65,876,201			87,821,001

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,937,707)	$(35,723,021)	(1,932,220)	$(34,985,826)
Class B	(5,548)[1]	(97,562)[1]	(3,253)	(58,388)
Class C	(60,643)	(1,048,846)	(65,920)	(1,132,401)
Class R	(2,536)	(47,441)	(720)	(13,176)
Class R4	(9,697,443)	(183,790,455)	(20,889,265)	(387,340,331)
Class R6	(48,266,026)	(923,947,920)	(14,202,963)	(266,513,595)
Administrator Class	(13,179,578)	(250,636,949)	(8,504,025)	(159,988,208)
Investor Class	N/A	N/A	(7,811,715)[2]	(148,868,103)[2]

		(1,395,292,194)		(998,900,028)

Net decrease in net assets resulting from capital share transactions		(816,365,049)		(75,374,243)

Total decrease in net assets		(542,931,359)		(392,879,355)

Net assets
Beginning of period		1,842,383,451		2,235,262,806

End of period		$1,299,452,092		$1,842,383,451

Overdistributed net investment income		$(1,456,786)		$(1,075,105)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	55

	Target 2045 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$11,887,740		$12,722,827
Net realized gains on investments		114,510,017		16,623,481
Net change in unrealized gains (losses) on investments		20,363,337		(125,041,631)

Net increase (decrease) in net assets resulting from operations		146,761,094		(95,695,323)

Distributions to shareholders from
Net investment income
Class A		(1,166,088)		(268,832)
Class R		(440)		(252)
Class R4		(2,597,632)		(2,188,948)
Class R6		(7,314,597)		(6,523,660)
Administrator Class		(1,885,277)		(1,492,836)
Investor Class		N/A		(837,020)[1]
Net realized gains
Class A		(1,033,575)		(2,771,190)
Class R		(492)		(817)
Class R4		(2,165,894)		(3,688,268)
Class R6		(7,211,828)		(11,238,044)
Administrator Class		(1,659,277)		(3,155,252)

Total distributions to shareholders		(25,035,100)		(32,165,119)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,201,048	13,439,925	10,643,641	119,886,949
Class R	1,044	11,983	251	2,795
Class R4	4,442,172	50,226,606	4,571,380	52,006,760
Class R6	15,704,610	175,212,278	20,456,922	230,687,584
Administrator Class	2,322,405	25,910,378	3,086,451	35,108,254
Investor Class	N/A	N/A	1,568,639 [1]	18,347,423 [1]

		264,801,170		456,039,765

Reinvestment of distributions
Class A	194,607	2,190,289	282,891	3,027,399
Class R	82	932	98	1,069
Class R4	421,613	4,763,526	536,817	5,877,216
Class R6	1,260,571	14,181,842	1,585,167	17,267,672
Administrator Class	312,184	3,542,901	423,857	4,648,064
Investor Class	N/A	N/A	72,282 [1]	836,392 [1]

		24,679,490		31,657,812

Payment for shares redeemed
Class A	(3,119,406)	(34,969,496)	(3,343,560)	(35,251,201)
Class R	(579)	(6,579)	(2)	(18)
Class R4	(5,181,915)	(58,020,514)	(8,821,123)	(101,240,476)
Class R6	(38,859,114)	(444,874,202)	(12,660,032)	(140,410,371)
Administrator Class	(9,816,729)	(113,364,507)	(3,775,671)	(42,382,911)
Investor Class	N/A	N/A	(11,149,642)[1]	(127,553,030)[1]

		(651,235,298)		(446,838,007)

Net increase (decrease) in net assets resulting from capital share transactions		(361,754,638)		40,859,570

Total decrease in net assets		(240,028,644)		(87,000,872)

Net assets
Beginning of period		724,065,589		811,066,461

End of period		$484,036,945		$724,065,589

Undistributed (overdistributed) net investment income		$(261,090)		$142,148

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$20,768,333			$23,349,252
Net realized gains on investments		178,311,295			29,896,358
Net change in unrealized gains (losses) on investments		61,120,568			(225,672,734)

Net increase (decrease) in net assets resulting from operations		260,200,196			(172,427,124)

Distributions to shareholders from
Net investment income
Class A		(1,052,438)			(186,145)
Class C		(10,753)			(3,126)
Class R		(570)			(272)
Class R4		(4,811,396)			(4,725,511)
Class R6		(13,860,592)			(13,225,354)
Administrator Class		(3,479,790)			(2,626,389)
Investor Class		N/A			(513,873)[1]
Net realized gains
Class A		(931,850)			(1,825,085)
Class C		(17,124)			(22,958)
Class R		(486)			(847)
Class R4		(3,687,375)			(7,749,938)
Class R6		(14,124,221)			(21,991,674)
Administrator Class		(2,769,054)			(5,482,713)

Total distributions to shareholders		(44,745,649)			(58,353,885)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,073,967	11,452,648	6,951,910		74,657,726
Class C	34,167	367,397	50,243		530,074
Class R	1,294	13,688	521		5,371
Class R4	8,595,718	92,702,362	11,348,069		122,406,849
Class R6	25,211,448	268,725,737	33,537,208		360,894,394
Administrator Class	5,754,148	61,093,379	7,641,132		82,336,166
Investor Class	N/A	N/A	895,669	[1]	9,981,111 [1]

		434,355,211			650,811,691

Reinvestment of distributions
Class A	183,141	1,974,063	196,059		2,006,262
Class C	2,542	27,550	2,416		24,807
Class R	98	1,056	108		1,119
Class R4	786,828	8,498,771	1,191,982		12,475,449
Class R6	2,556,328	27,519,772	3,298,611		34,453,143
Administrator Class	576,210	6,206,033	779,371		8,109,102
Investor Class	N/A	N/A	46,705	[1]	513,287 [1]

		44,227,245			57,583,169

Please see footnote on page 57.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	57

	Target 2050 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,727,222)	$(18,384,264)	(1,176,375)	$(11,926,737)
Class C	(22,857)	(244,462)	(24,531)	(253,785)
Class R	(1,744)	(18,969)	(2)	(29)
Class R4	(10,848,862)	(117,265,781)	(21,529,377)	(225,930,036)
Class R6	(86,275,614)	(948,116,955)	(25,162,016)	(272,468,982)
Administrator Class	(14,966,837)	(162,602,080)	(9,136,641)	(97,702,104)
Investor Class	N/A	N/A	(6,875,405)[1]	(74,811,494)[1]

		(1,246,632,511)		(683,093,167)

Net increase (decrease) in net assets resulting from capital share transactions		(768,050,055)		25,301,693

Total decrease in net assets		(552,595,508)		(205,479,316)

Net assets
Beginning of period		1,269,993,570		1,475,472,886

End of period		$717,398,062		$1,269,993,570

Overdistributed net investment income		$(1,048,939)		$(11,347)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$3,900,658		$3,348,997
Net realized gains (losses) on investments		30,594,432		(6,950,552)
Net change in unrealized gains (losses) on investments		13,165,216		(21,701,511)

Net increase (decrease) in net assets resulting from operations		47,660,306		(25,303,066)

Distributions to shareholders from
Net investment income
Class A		(165,923)		(29,658)
Class R		(775)		(252)
Class R4		(719,343)		(378,682)
Class R6		(3,141,825)		(2,072,829)
Administrator Class		(380,788)		(152,082)
Investor Class		N/A		(72,053)[1]
Net realized gains
Class A		0		(24,092)
Class R		0		(86)
Class R4		0		(55,238)
Class R6		0		(319,151)
Administrator Class		0		(31,756)

Total distributions to shareholders		(4,408,654)		(3,135,879)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	295,984	3,791,625	1,100,577	13,865,874
Class R	2,272	28,459	1,468	17,944
Class R4	1,821,833	23,608,827	1,763,543	22,488,266
Class R6	10,227,920	130,922,660	9,869,147	124,299,082
Administrator Class	1,273,847	16,263,083	1,127,506	14,089,884
Investor Class	N/A	N/A	320,954 [1]	4,145,234 [1]

		174,614,654		178,906,284

Reinvestment of distributions
Class A	12,712	162,444	4,195	51,885
Class R	61	775	27	338
Class R4	56,009	719,343	34,201	433,920
Class R6	230,120	2,903,253	171,963	2,165,166
Administrator Class	29,767	380,770	14,584	183,838
Investor Class	N/A	N/A	5,667 [1]	71,987 [1]

		4,166,585		2,907,134

Payment for shares redeemed
Class A	(415,288)	(5,349,209)	(374,104)	(4,453,123)
Class R	(3,065)	(39,597)	(191)	(2,112)
Class R4	(1,128,838)	(14,561,489)	(1,979,482)	(25,237,910)
Class R6	(19,725,771)	(262,098,148)	(5,605,399)	(70,687,587)
Administrator Class	(1,881,274)	(24,996,411)	(807,536)	(10,091,281)
Investor Class	N/A	N/A	(938,655)[1]	(11,838,163)[1]

		(307,044,854)		(122,310,176)

Net increase (decrease) in net assets resulting from capital share transactions		(128,263,615)		59,503,242

Total increase (decrease) in net assets		(85,011,963)		31,064,297

Net assets
Beginning of period		212,685,443		181,621,146

End of period		$127,673,480		$212,685,443

Undistributed net investment income		$79,043		$506,259

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	59

	Target 2060 Fund
	Year ended February 28, 2017		Year ended February 29, 2016[1]

Operations
Net investment income		$135,221		$9,249
Net realized gains (losses) on investments		3,164,642		(83,369)
Net change in unrealized gains (losses) on investments		(1,311,506)		(56,163)

Net increase (decrease) in net assets resulting from operations		1,988,357		(130,283)

Distributions to shareholders from
Net investment income
Class A		(3,486)		(1,105)
Class C		(1,567)		0
Class R		(2,177)		(981)
Class R4		(31,389)		0
Class R6		(68,995)		(1,057)
Administrator Class		(26,508)		(2,524)

Total distributions to shareholders		(134,122)		(5,667)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	67,988	679,344	11,519	113,979
Class C	3,964	38,209	19,544	190,494
Class R	2,739	27,102	10,000	100,000
Class R4	680,949	6,938,855	39,373	372,597
Class R6	1,251,361	12,719,457	64,296	622,396
Administrator Class	556,655	5,584,665	58,746	570,470

		25,987,632		1,969,936

Reinvestment of distributions
Class A	351	3,486	120	1,105
Class C	164	1,567	0	0
Class R	232	2,177	106	981
Class R4	3,060	31,389	0	0
Class R6	6,704	68,438	113	1,057
Administrator Class	2,643	26,508	272	2,524

		133,565		5,667

Payment for shares redeemed
Class A	(16,887)	(170,284)	(300)	(2,643)
Class C	(42)	(404)	(101)	(947)
Class R	(1,028)	(10,133)	0	0
Class R4	(113,793)	(1,178,005)	(17,654)	(166,114)
Class R6	(169,020)	(1,736,930)	(378)	(3,576)
Administrator Class	(187,439)	(1,931,014)	(18,632)	(176,713)

		(5,026,770)		(349,993)

Net increase in net assets resulting from capital share transactions		21,094,427		1,625,610

Total increase in net assets		22,948,662		1,489,660

Net assets
Beginning of period		1,489,660		0

End of period		$24,438,322		$1,489,660

Undistributed net investment income		$23,529		$2,283

[1]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$10.41	0.12		0.23	(0.11)	(0.09)	$10.56
Year ended February 29, 2016	$10.81	0.10	[4]	(0.29)	(0.03)	(0.18)	$10.41
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Class C
Year ended February 28, 2017	$10.63	0.03		0.24	(0.04)	(0.09)	$10.77
Year ended February 29, 2016	$11.08	0.02	[4]	(0.29)	0.00	(0.18)	$10.63
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Class R
Year ended February 28, 2017	$10.39	0.09		0.23	(0.09)	(0.09)	$10.53
Year ended February 29, 2016	$10.80	0.07		(0.29)	(0.01)	(0.18)	$10.39
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Year ended February 28, 2017	$10.65	0.14		0.25	(0.14)	(0.09)	$10.81
Year ended February 29, 2016	$11.06	0.14		(0.30)	(0.07)	(0.18)	$10.65
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Year ended February 28, 2017	$10.64	0.17	[4]	0.23	(0.17)	(0.09)	$10.78
Year ended February 29, 2016	$11.05	0.15		(0.29)	(0.09)	(0.18)	$10.64
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Administrator Class
Year ended February 28, 2017	$10.63	0.13	[4]	0.23	(0.12)	(0.09)	$10.78
Year ended February 29, 2016	$11.03	0.12	[4]	(0.29)	(0.05)	(0.18)	$10.63
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.15%	0.15%	0.16%	0.18%		0.25%
Class C	0.15	0.15	0.16	0.18		0.25
Class R	0.16	0.14	0.16	0.18	[5]	N/A
Class R4	0.15	0.15	0.16	0.18		0.25	[6]
Class R6[7]	0.15	0.15	0.16	0.18		0.25
Administrator Class	0.15	0.15	0.16	0.18		0.25

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.06%	0.85%	0.76%	3.39%	41%	$55,965
0.98%	0.86%	0.77%	(1.74)%	36%	$66,656
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815

0.31%	1.61%	1.51%	2.57%	41%	$2,822
0.19%	1.63%	1.53%	(2.44)%	36%	$2,763
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945

0.79%	1.12%	1.01%	3.13%	41%	$32
0.69%	1.12%	1.02%	(2.00)%	36%	$29
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.37%	0.58%	0.45%	3.71%	41%	$248,734
1.27%	0.59%	0.45%	(1.40)%	36%	$271,674
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.53%	0.42%	0.30%	3.81%	41%	$72,643
1.42%	0.43%	0.30%	(1.25)%	36%	$243,820
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576

1.17%	0.77%	0.65%	3.41%	41%	$39,234
1.07%	0.78%	0.65%	(1.56)%	36%	$61,887
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$12.26	0.15		0.30	(0.09)	(0.21)	$12.41
Year ended February 29, 2016	$13.16	0.14	[4]	(0.40)	(0.06)	(0.58)	$12.26
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)	$13.30
Class C
Year ended February 28, 2017	$12.42	0.07		0.30	(0.02)	(0.21)	$12.56
Year ended February 29, 2016	$13.36	0.04	[4]	(0.40)	0.00	(0.58)	$12.42
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)	$13.48
Class R
Year ended February 28, 2017	$12.19	0.11		0.31	(0.07)	(0.21)	$12.33
Year ended February 29, 2016	$13.11	0.11	[4]	(0.41)	(0.04)	(0.58)	$12.19
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Year ended February 28, 2017	$12.38	0.19	[4]	0.32	(0.13)	(0.21)	$12.55
Year ended February 29, 2016	$13.30	0.18	[4]	(0.41)	(0.11)	(0.58)	$12.38
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00 [7]	(0.08)	(0.13)	$13.43
Class R6[8]
Year ended February 28, 2017	$12.37	0.21	[4]	0.32	(0.15)	(0.21)	$12.54
Year ended February 29, 2016	$13.29	0.19		(0.40)	(0.13)	(0.58)	$12.37
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)	$13.43
Administrator Class
Year ended February 28, 2017	$12.39	0.16		0.31	(0.10)	(0.21)	$12.55
Year ended February 29, 2016	$13.29	0.16	[4]	(0.41)	(0.07)	(0.58)	$12.39
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)	$13.42

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.16%	0.15%	0.16%	0.19%		0.26%
Class C	0.16	0.15	0.16	0.19		0.26
Class R	0.16	0.15	0.16	0.19	[5]	N/A
Class R4	0.16	0.15	0.16	0.19		0.26	[6]
Class R6[8]	0.16	0.15	0.16	0.19		0.26
Administrator Class	0.16	0.15	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.14%	0.87%	0.78%	3.71%	41%	$60,237
1.11%	0.88%	0.79%	(1.99)%	36%	$67,826
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462

0.39%	1.62%	1.53%	2.96%	41%	$1,761
0.34%	1.65%	1.55%	(2.69)%	36%	$1,984
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269

0.88%	1.14%	1.03%	3.45%	41%	$53
0.84%	1.16%	1.05%	(2.27)%	36%	$52
1.09%	1.26%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.45%	0.59%	0.47%	4.11%	41%	$48,885
1.42%	0.61%	0.47%	(1.73)%	36%	$70,528
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.61%	0.44%	0.32%	4.27%	41%	$82,474
1.57%	0.45%	0.32%	(1.59)%	36%	$200,168
1.88%	0.51%	0.38%	2.71%	41%	$184,812
1.89%	0.57%	0.48%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113

1.26%	0.79%	0.67%	3.84%	41%	$49,565
1.22%	0.80%	0.67%	(1.83)%	36%	$91,381
1.53%	0.86%	0.67%	2.26%	41%	$168,185
1.55%	0.92%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$9.87	0.15	[4]	0.37	(0.10)	(0.17)	$10.12
Year ended February 29, 2016	$10.40	0.15		(0.41)	(0.09)	(0.18)	$9.87
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Year ended February 28, 2017	$10.01	0.13		0.37	(0.08)	(0.17)	$10.26
Year ended February 29, 2016	$10.55	0.13		(0.42)	(0.07)	(0.18)	$10.01
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Year ended February 28, 2017	$9.91	0.18	[4]	0.37	(0.13)	(0.17)	$10.16
Year ended February 29, 2016	$10.43	0.18		(0.41)	(0.11)	(0.18)	$9.91
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Year ended February 28, 2017	$9.90	0.20	[4]	0.37	(0.15)	(0.17)	$10.15
Year ended February 29, 2016	$10.42	0.20		(0.42)	(0.12)	(0.18)	$9.90
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Administrator Class
Year ended February 28, 2017	$10.02	0.17	[4]	0.38	(0.11)	(0.17)	$10.29
Year ended February 29, 2016	$10.55	0.17		(0.43)	(0.09)	(0.18)	$10.02
Year ended February 28, 2015	$10.52	0.17		0.13	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.26%[5]
Class R	0.16	0.16	0.16	0.19	[6]	N/A
Class R4	0.16	0.16	0.16	0.19		0.26	[5]
Class R6[7]	0.16	0.16	0.16	0.19		0.26
Administrator Class	0.16	0.16	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.43%	0.87%	0.79%	5.30%	41%	$54,770
1.55%	0.85%	0.79%	(2.54)%	36%	$74,807
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.18%	1.12%	1.04%	4.99%	41%	$37
1.25%	1.14%	1.06%	(2.78)%	36%	$42
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.73%	0.59%	0.48%	5.57%	41%	$105,773
1.83%	0.59%	0.48%	(2.22)%	36%	$127,503
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.92%	0.43%	0.33%	5.74%	41%	$125,438
1.97%	0.44%	0.33%	(2.12)%	36%	$367,041
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945

1.59%	0.78%	0.68%	5.52%	41%	$21,910
1.62%	0.78%	0.68%	(2.45)%	36%	$122,329
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$14.19	0.21		0.85	(0.17)	(0.21)	$14.87
Year ended February 29, 2016	$15.24	0.22	[4]	(0.81)	(0.10)	(0.36)	$14.19
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Class C
Year ended February 28, 2017	$14.10	0.10		0.84	(0.08)	(0.21)	$14.75
Year ended February 29, 2016	$15.16	0.11	[4]	(0.79)	(0.02)	(0.36)	$14.10
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Class R
Year ended February 28, 2017	$14.14	0.18		0.84	(0.14)	(0.21)	$14.81
Year ended February 29, 2016	$15.18	0.17	[4]	(0.79)	(0.06)	(0.36)	$14.14
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Year ended February 28, 2017	$14.44	0.27	[4]	0.86	(0.21)	(0.21)	$15.15
Year ended February 29, 2016	$15.50	0.26		(0.81)	(0.15)	(0.36)	$14.44
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Year ended February 28, 2017	$14.43	0.29	[4]	0.86	(0.23)	(0.21)	$15.14
Year ended February 29, 2016	$15.50	0.27		(0.80)	(0.18)	(0.36)	$14.43
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Administrator Class
Year ended February 28, 2017	$14.40	0.24	[4]	0.84	(0.18)	(0.21)	$15.09
Year ended February 29, 2016	$15.46	0.23		(0.81)	(0.12)	(0.36)	$14.40
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.16%	0.16%	0.19%		0.26%
Class C	0.17	0.16	0.16	0.19		0.26
Class R	0.17	0.16	0.16	0.19	[5]	N/A
Class R4	0.17	0.16	0.16	0.19		0.26	[6]
Class R6[7]	0.17	0.16	0.16	0.19		0.26
Administrator Class	0.17	0.16	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.44%	0.85%	0.81%	7.53%	39%	$218,652
1.49%	0.86%	0.82%	(3.86)%	34%	$230,667
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720

0.69%	1.60%	1.56%	6.71%	39%	$6,713
0.74%	1.62%	1.58%	(4.50)%	34%	$6,355
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514

1.21%	1.10%	1.06%	7.27%	39%	$321
1.25%	1.14%	1.08%	(4.08)%	34%	$409
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.76%	0.56%	0.50%	7.89%	39%	$357,823
1.82%	0.58%	0.50%	(3.52)%	34%	$408,501
1.72%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.92%	0.41%	0.35%	8.04%	39%	$645,237
1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032

1.60%	0.76%	0.70%	7.58%	39%	$197,835
1.62%	0.77%	0.70%	(3.72)%	34%	$526,327
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$9.77	0.13		0.90	(0.15)	(0.17)	$10.48
Year ended February 29, 2016	$10.69	0.14	[4]	(0.73)	(0.08)	(0.25)	$9.77
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[5]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Year ended February 28, 2017	$9.79	0.12		0.88	(0.13)	(0.17)	$10.49
Year ended February 29, 2016	$10.71	0.13		(0.73)	(0.07)	(0.25)	$9.79
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[6]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Year ended February 28, 2017	$9.80	0.17		0.90	(0.18)	(0.17)	$10.52
Year ended February 29, 2016	$10.72	0.18		(0.73)	(0.12)	(0.25)	$9.80
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[5]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[7]
Year ended February 28, 2017	$9.80	0.20	[4]	0.87	(0.19)	(0.17)	$10.51
Year ended February 29, 2016	$10.71	0.20		(0.73)	(0.13)	(0.25)	$9.80
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Administrator Class
Year ended February 28, 2017	$9.82	0.17	[4]	0.89	(0.16)	(0.17)	$10.55
Year ended February 29, 2016	$10.74	0.16		(0.74)	(0.09)	(0.25)	$9.82
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)	$9.98

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.16%	0.16%	0.19%		0.26%[5]
Class R	0.17	0.16	0.16	0.19	[6]	N/A
Class R4	0.17	0.16	0.16	0.19		0.26	[5]
Class R6[7]	0.16	0.16	0.16	0.19		0.26
Administrator Class	0.16	0.16	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.37%	0.84%	0.81%	10.61%	36%	$140,428
1.40%	0.84%	0.81%	(5.56)%	32%	$175,373
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.12%	1.10%	1.06%	10.22%	36%	$610
1.20%	1.13%	1.08%	(5.72)%	32%	$830
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.65%	0.57%	0.50%	10.98%	36%	$274,639
1.78%	0.58%	0.50%	(5.26)%	32%	$279,663
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.92%	0.41%	0.35%	11.04%	36%	$372,101
1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058

1.59%	0.76%	0.70%	10.87%	36%	$65,620
1.58%	0.77%	0.70%	(5.45)%	32%	$298,492
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$15.17	0.23		1.90	(0.31)	(0.29)	$16.70
Year ended February 29, 2016	$16.97	0.21	[4]	(1.44)	(0.14)	(0.43)	$15.17
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Class C
Year ended February 28, 2017	$14.79	0.07		1.88	(0.21)	(0.29)	$16.24
Year ended February 29, 2016	$16.58	0.10		(1.41)	(0.05)	(0.43)	$14.79
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Class R
Year ended February 28, 2017	$15.14	0.18		1.90	(0.27)	(0.29)	$16.66
Year ended February 29, 2016	$16.95	0.18		(1.44)	(0.12)	(0.43)	$15.14
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Year ended February 28, 2017	$15.38	0.27		1.94	(0.35)	(0.29)	$16.95
Year ended February 29, 2016	$17.20	0.28		(1.47)	(0.20)	(0.43)	$15.38
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Year ended February 28, 2017	$15.37	0.31	[4]	1.92	(0.38)	(0.29)	$16.93
Year ended February 29, 2016	$17.19	0.30		(1.46)	(0.23)	(0.43)	$15.37
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Administrator Class
Year ended February 28, 2017	$15.37	0.25	[4]	1.93	(0.32)	(0.29)	$16.94
Year ended February 29, 2016	$17.19	0.25		(1.47)	(0.17)	(0.43)	$15.37
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.16%	0.16%	0.19%		0.27%
Class C	0.17	0.16	0.16	0.19		0.27
Class R	0.17	0.16	0.16	0.19	[5]	N/A
Class R4	0.17	0.16	0.16	0.19		0.27	[6]
Class R6[7]	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.17	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.32%	0.84%	0.82%	14.15%	31%	$230,044
1.32%	0.86%	0.83%	(7.37)%	30%	$227,928
1.22%	0.95%	0.87%	5.44%	26%	$60,747
1.22%	0.98%	0.91%	13.52%	29%	$65,634
1.29%	1.06%	1.02%	7.28%	25%	$60,857

0.57%	1.59%	1.57%	13.28%	31%	$4,630
0.63%	1.63%	1.59%	(8.05)%	30%	$4,662
0.45%	1.70%	1.62%	4.67%	26%	$5,020
0.47%	1.73%	1.66%	12.64%	29%	$4,097
0.53%	1.82%	1.77%	6.52%	25%	$3,465

1.06%	1.10%	1.07%	13.88%	31%	$904
1.11%	1.12%	1.08%	(7.57)%	30%	$853
0.72%	1.22%	1.12%	5.15%	26%	$603
0.87%	1.22%	1.12%	12.19%	29%	$28

1.64%	0.56%	0.51%	14.52%	31%	$507,587
1.73%	0.58%	0.51%	(7.07)%	30%	$513,864
1.57%	0.62%	0.51%	5.82%	26%	$897,425
1.53%	0.63%	0.51%	13.99%	29%	$850,913
1.35%	0.73%	0.51%	5.34%	25%	$19,568

1.87%	0.41%	0.36%	14.63%	31%	$618,551
1.85%	0.43%	0.36%	(6.93)%	30%	$1,284,324
1.72%	0.47%	0.36%	6.04%	26%	$1,185,077
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
1.80%	0.64%	0.51%	7.82%	25%	$1,478,163

1.51%	0.76%	0.71%	14.32%	31%	$262,336
1.52%	0.77%	0.71%	(7.27)%	30%	$498,554
1.38%	0.79%	0.71%	5.61%	26%	$643,336
1.38%	0.82%	0.75%	13.74%	29%	$685,421
1.43%	0.91%	0.86%	7.46%	25%	$572,735

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$9.89	0.13		1.56	(0.15)	(0.18)	$11.25
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Year ended February 28, 2017	$9.95	0.11		1.57	(0.13)	(0.18)	$11.32
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Year ended February 28, 2017	$9.91	0.17	[5]	1.56	(0.19)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Year ended February 28, 2017	$9.91	0.20	[5]	1.55	(0.21)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Administrator Class
Year ended February 28, 2017	$9.94	0.16	[5]	1.55	(0.17)	(0.18)	$11.30
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.17%	0.16%	0.19%		0.27%[4]
Class R	0.17	0.17	0.16	0.19	[6]	N/A
Class R4	0.17	0.16	0.16	0.19		0.27	[4]
Class R6[7]	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.16	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.28%	0.85%	0.83%	17.33%	27%	$127,294
1.19%	0.84%	0.83%	(9.28)%	28%	$142,817
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

0.89%	1.11%	1.08%	17.09%	27%	$171
1.02%	1.13%	1.09%	(9.48)%	28%	$73
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.54%	0.57%	0.52%	17.68%	27%	$240,025
1.66%	0.59%	0.52%	(8.92)%	28%	$228,810
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.83%	0.42%	0.37%	17.86%	27%	$317,594
1.80%	0.44%	0.37%	(8.78)%	28%	$714,884
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345

1.52%	0.77%	0.72%	17.38%	27%	$50,898
1.46%	0.78%	0.72%	(9.17)%	28%	$182,599
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$16.74	0.23		3.08	(0.27)	(0.35)	$19.43
Year ended February 29, 2016	$19.53	0.22	[4]	(2.27)	(0.20)	(0.54)	$16.74
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Class C
Year ended February 28, 2017	$15.71	0.04		2.94	(0.15)	(0.35)	$18.19
Year ended February 29, 2016	$18.38	0.09	[4]	(2.15)	(0.07)	(0.54)	$15.71
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Class R
Year ended February 28, 2017	$16.69	0.18		3.07	(0.23)	(0.35)	$19.36
Year ended February 29, 2016	$19.51	0.18		(2.28)	(0.18)	(0.54)	$16.69
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Year ended February 28, 2017	$17.09	0.27		3.18	(0.33)	(0.35)	$19.86
Year ended February 29, 2016	$19.93	0.28		(2.32)	(0.26)	(0.54)	$17.09
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Year ended February 28, 2017	$17.09	0.41		3.06	(0.36)	(0.35)	$19.85
Year ended February 29, 2016	$19.93	0.32		(2.33)	(0.29)	(0.54)	$17.09
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Administrator Class
Year ended February 28, 2017	$17.07	0.25		3.14	(0.29)	(0.35)	$19.82
Year ended February 29, 2016	$19.89	0.27		(2.33)	(0.22)	(0.54)	$17.07
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.16%	0.16%	0.19%		0.27%
Class C	0.17	0.16	0.16	0.19		0.27
Class R	0.17	0.17	0.16	0.19	[6]	N/A
Class R4	0.17	0.16	0.16	0.19		0.27	[6]
Class R6[7]	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.17	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.21%	0.85%	0.83%	20.01%	24%	$218,689
1.23%	0.87%	0.84%	(10.72)%	27%	$202,038
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836

0.47%	1.60%	1.58%	19.11%	24%	$4,782
0.54%	1.63%	1.60%	(11.39)%	27%	$4,621
0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040

0.94%	1.10%	1.08%	19.68%	24%	$394
0.97%	1.12%	1.09%	(10.96)%	27%	$289
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.54%	0.57%	0.52%	20.43%	24%	$388,622
1.64%	0.59%	0.52%	(10.45)%	27%	$385,259
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.80%	0.41%	0.37%	20.56%	24%	$489,693
1.75%	0.43%	0.37%	(10.32)%	27%	$929,672
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528

1.43%	0.76%	0.72%	20.09%	24%	$197,272
1.42%	0.78%	0.72%	(10.56)%	27%	$320,415
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$10.07	0.13		2.05	(0.17)	(0.17)	$11.91
Year ended February 29, 2016	$11.85	0.16		(1.52)	(0.13)	(0.29)	$10.07
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Year ended February 28, 2017	$10.19	0.11		2.05	(0.14)	(0.17)	$12.04
Year ended February 29, 2016	$11.97	0.11		(1.51)	(0.09)	(0.29)	$10.19
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Year ended February 28, 2017	$10.11	0.16		2.06	(0.20)	(0.17)	$11.96
Year ended February 29, 2016	$11.89	0.18		(1.51)	(0.16)	(0.29)	$10.11
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Year ended February 28, 2017	$10.10	0.23		1.99	(0.22)	(0.17)	$11.93
Year ended February 29, 2016	$11.87	0.19		(1.49)	(0.18)	(0.29)	$10.10
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Administrator Class
Year ended February 28, 2017	$10.16	0.16	[4]	2.04	(0.18)	(0.17)	$12.01
Year ended February 29, 2016	$11.94	0.16		(1.51)	(0.14)	(0.29)	$10.16
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.17%	0.16%	0.19%		0.27%[5]
Class R	0.16	0.16	0.16	0.19	[6]	N/A
Class R4	0.17	0.16	0.16	0.19		0.27	[5]
Class R6[7]	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.17	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.22%	0.86%	0.83%	21.85%	22%	$70,570
1.09%	0.86%	0.83%	(11.70)%	26%	$77,062
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

0.88%	1.11%	1.08%	21.41%	22%	$42
1.01%	1.14%	1.09%	(11.84)%	26%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.46%	0.59%	0.52%	22.25%	22%	$151,999
1.61%	0.60%	0.52%	(11.41)%	26%	$131,789
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.77%	0.43%	0.37%	22.26%	22%	$219,922
1.73%	0.45%	0.37%	(11.21)%	26%	$407,094
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476

1.46%	0.78%	0.72%	21.89%	22%	$41,504
1.39%	0.79%	0.72%	(11.55)%	26%	$108,091
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$9.61	0.12		2.02	(0.18)	(0.17)	$11.40
Year ended February 29, 2016	$11.34	0.11	[4]	(1.44)	(0.12)	(0.28)	$9.61
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Year ended February 28, 2017	$9.58	0.04		2.02	(0.11)	(0.17)	$11.36
Year ended February 29, 2016	$11.30	0.06		(1.46)	(0.04)	(0.28)	$9.58
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Year ended February 28, 2017	$9.63	0.09		2.04	(0.16)	(0.17)	$11.43
Year ended February 29, 2016	$11.37	0.11		(1.47)	(0.10)	(0.28)	$9.63
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Year ended February 28, 2017	$9.64	0.16	[4]	2.03	(0.21)	(0.17)	$11.45
Year ended February 29, 2016	$11.38	0.17		(1.48)	(0.15)	(0.28)	$9.64
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Year ended February 28, 2017	$9.64	0.19	[4]	2.01	(0.23)	(0.17)	$11.44
Year ended February 29, 2016	$11.37	0.18		(1.46)	(0.17)	(0.28)	$9.64
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Administrator Class
Year ended February 28, 2017	$9.61	0.15	[4]	2.01	(0.19)	(0.17)	$11.41
Year ended February 29, 2016	$11.34	0.15		(1.47)	(0.13)	(0.28)	$9.61
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.17%	0.16%	0.21%		0.27%[5]
Class C	0.17	0.16	0.16	0.21		0.27	[5]
Class R	0.19	0.19	0.16	0.21	[6]	N/A
Class R4	0.17	0.16	0.16	0.21		0.27	[5]
Class R6[7]	0.16	0.16	0.16	0.21		0.27
Administrator Class	0.17	0.16	0.16	0.21		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.13%	0.85%	0.83%	22.48%	21%	$64,356
1.05%	0.86%	0.83%	(11.93)%	26%	$58,749
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.33%	1.61%	1.58%	21.58%	21%	$1,218
0.49%	1.64%	1.60%	(12.56)%	26%	$894
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

0.94%	1.13%	1.08%	22.29%	21%	$34
1.00%	1.17%	1.10%	(12.21)%	26%	$32
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.45%	0.57%	0.52%	23.00%	21%	$243,339
1.61%	0.59%	0.52%	(11.72)%	26%	$219,157
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.81%	0.42%	0.37%	23.09%	21%	$287,423
1.72%	0.44%	0.37%	(11.51)%	26%	$806,152
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088

1.37%	0.76%	0.72%	22.72%	21%	$121,028
1.39%	0.78%	0.72%	(11.86)%	26%	$185,008
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$11.56	0.14		2.44	(0.23)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.14	[4]	(1.71)	(0.12)	(0.03)	$11.56
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Year ended February 28, 2013[5]	$10.19	0.03	[4]	0.72	(0.04)	0.00	$10.90
Class R
Year ended February 28, 2017	$11.45	0.10		2.41	(0.20)	0.00	$13.76
Year ended February 29, 2016	$13.16	0.12		(1.71)	(0.09)	(0.03)	$11.45
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Year ended February 28, 2017	$11.59	0.18		2.44	(0.27)	0.00	$13.94
Year ended February 29, 2016	$13.32	0.20		(1.74)	(0.16)	(0.03)	$11.59
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Year ended February 28, 2013[5]	$10.19	0.04	[4]	0.72	(0.04)	0.00	$10.91
Class R6[7]
Year ended February 28, 2017	$11.57	0.23	[4]	2.40	(0.29)	0.00	$13.91
Year ended February 29, 2016	$13.29	0.21		(1.72)	(0.18)	(0.03)	$11.57
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83	(0.16)	0.00	$10.90
Administrator Class
Year ended February 28, 2017	$11.57	0.17	[4]	2.41	(0.24)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.17		(1.71)	(0.14)	(0.03)	$11.57
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[4]	0.81	(0.11)	0.00	$10.90

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.17%	0.16%	0.18%		0.27%[5]
Class R	0.17	0.20	0.16	0.18	[6]	N/A
Class R4	0.17	0.16	0.16	0.18		0.27	[5]
Class R6[7]	0.16	0.16	0.16	0.18		0.27
Administrator Class	0.17	0.16	0.16	0.18		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	81

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.13%	0.91%	0.83%	22.45%	21%	$9,270
1.15%	0.94%	0.84%	(11.93)%	26%	$8,940
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

0.98%	1.16%	1.08%	22.04%	21%	$40
0.98%	1.24%	1.09%	(12.16)%	26%	$42
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.32%	0.64%	0.52%	22.78%	21%	$43,147
1.61%	0.66%	0.52%	(11.70)%	26%	$27,193
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.79%	0.47%	0.37%	22.97%	21%	$65,516
1.72%	0.51%	0.37%	(11.52)%	26%	$161,764
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345

1.34%	0.83%	0.72%	22.50%	21%	$9,700
1.37%	0.85%	0.72%	(11.75)%	26%	$14,747
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Year ended February 28, 2017	$8.84	0.09	[4]	1.86	(0.10)	$10.69
Year ended February 29, 2016[5]	$10.00	0.06		(1.11)	(0.11)	$8.84
Class C
Year ended February 28, 2017	$8.90	0.04		1.84	(0.07)	$10.71
Year ended February 29, 2016[5]	$10.00	0.01		(1.11)	0.00	$8.90
Class R
Year ended February 28, 2017	$8.84	0.09	[4]	1.80	(0.20)	$10.53
Year ended February 29, 2016[5]	$10.00	0.05		(1.11)	(0.10)	$8.84
Class R4
Year ended February 28, 2017	$8.97	0.12	[4]	1.89	(0.10)	$10.88
Year ended February 29, 2016[5]	$10.00	0.08	[4]	(1.11)	0.00	$8.97
Class R6
Year ended February 28, 2017	$8.95	0.13	[4]	1.90	(0.12)	$10.86
Year ended February 29, 2016[5]	$10.00	0.09	[4]	(1.12)	(0.02)	$8.95
Administrator Class
Year ended February 28, 2017	$8.89	0.10	[4]	1.88	(0.13)	$10.74
Year ended February 29, 2016[5]	$10.00	0.07		(1.12)	(0.06)	$8.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 29, 2017	Year ended February 29, 2016[5]

Class A	0.17%	0.15%
Class C	0.16	0.16
Class R	0.19	0.17
Class R4	0.17	0.16
Class R6	0.17	0.16
Administrator Class	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	83

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

0.90%	3.21%	0.83%	22.23%	21%	$671
0.97%	14.47%	0.83%	(10.59)%	26%	$100

0.39%	5.30%	1.58%	21.22%	21%	$252
0.21%	15.14%	1.58%	(11.00)%	26%	$173

0.89%	4.69%	1.08%	21.73%	21%	$127
0.72%	14.73%	1.08%	(10.66)%	26%	$89

1.14%	1.88%	0.52%	22.45%	21%	$6,443
1.29%	14.19%	0.52%	(10.30)%	26%	$195

1.31%	1.82%	0.37%	22.75%	21%	$12,518
1.41%	14.05%	0.37%	(10.30)%	26%	$573

0.98%	2.31%	0.72%	22.38%	21%	$4,427
1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Dow Jones Target 2015 Fund (“Target 2015 Fund” ), Wells Fargo Dow Jones Target 2020 Fund (“Target 2020 Fund” ), Wells Fargo Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Dow Jones Target 2050 Fund (“Target 2050 Fund”), Wells Fargo Dow Jones Target 2055 Fund (“Target 2055 Fund”), and Wells Fargo Dow Jones Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class in the applicable Funds received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the applicable Funds.

After the close of business on December 5, 2016, Class B shares of Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund were converted to Class A shares and are no longer offered by each Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios of Wells Fargo Master Trust, a registered open-end management investment company. Each Fund invests in Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended February 28, 2017 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2017, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund		Target 2060 Fund
Diversified Fixed Income Portfolio	6%	4%	6%	31%	15%	21%	7%	7%	2%	1%	0	%*	0	%*
Diversified Stock Portfolio	1	1	2	10	8	20	11	22	9	14	2		0	*
Short-Term Investment Portfolio	28	14	9	10	6	11	5	8	3	5	1		0	*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	85

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2017, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed (overdistributed) net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$13,195,202	$(2,430,062)	$(10,765,140)
Target 2010 Fund	8,919,624	(1,392,956)	(7,526,668)
Target 2015 Fund	17,705,512	(2,638,803)	(15,066,709)
Target 2020 Fund	103,084,283	(10,365,380)	(92,718,903)
Target 2025 Fund	92,935,983	(5,082,553)	(87,853,430)
Target 2030 Fund	199,064,438	(3,579,750)	(195,484,688)
Target 2035 Fund	112,941,636	(291,058)	(112,650,578)
Target 2040 Fund	205,023,623	844,173	(205,867,796)
Target 2045 Fund	86,161,240	673,056	(86,834,296)
Target 2050 Fund	126,318,691	1,409,614	(127,728,305)
Target 2055 Fund	24,503,369	80,780	(24,584,149)
Target 2060 Fund	3,215,952	20,147	(3,236,099)

86	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

As of February 28, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration
	Short-term	Long-term
Target 2055 Fund	$1,822,061	$0
Target 2060 Fund	41,819	53,116

At February 28, 2017, current year deferred post-October capital losses and qualified late-year ordinary losses which will be recognized on the first day of the following fiscal year were as follows:

	Deferred post-October capital losses		Late-year ordinary losses deferred
	Short-term	Long-term
Target Today Fund	$0	$0	$763,398
Target 2010 Fund	0	0	362,770
Target 2015 Fund	0	0	777,441
Target 2020 Fund	0	0	3,692,583
Target 2025 Fund	0	0	1,451,620
Target 2030 Fund	0	0	822,110
Target 2060 Fund	43,798	64,147	3,362

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of February 28, 2017, each Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At February 28, 2017, the affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	87

At February 28, 2017, aggregate fair value of the affiliated Master Portfolios held in each Fund was as follows:

Fair value of affiliated Master Portfolios
Target Today Fund	$420,696,810
Target 2010 Fund	243,817,386
Target 2015 Fund	308,918,176
Target 2020 Fund	1,435,448,558
Target 2025 Fund	856,544,938
Target 2030 Fund	1,631,500,373
Target 2035 Fund	739,818,766
Target 2040 Fund	1,305,663,957
Target 2045 Fund	486,760,888
Target 2050 Fund	720,473,221
Target 2055 Fund	128,444,091
Target 2060 Fund	24,463,553

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase. For the year ended February 28, 2017, the management fee for each Fund was equivalent to an annual rate of 0.20% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class	0.13

88	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Class R	Class R4	Class R6	Administrator Class
Target Today Fund	0.76%	1.51%	1.01%	0.45%	0.30%	0.65%
Target 2010 Fund	0.78	1.53	1.03	0.47	0.32	0.67
Target 2015 Fund	0.79	N/A	1.04	0.48	0.33	0.68
Target 2020 Fund	0.81	1.56	1.06	0.50	0.35	0.70
Target 2025 Fund	0.81	N/A	1.06	0.50	0.35	0.70
Target 2030 Fund	0.82	1.57	1.07	0.51	0.36	0.71
Target 2035 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2040 Fund	0.83	1.58	1.08	0.52	0.37	0.72
Target 2045 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2050 Fund	0.83	1.58	1.08	0.52	0.37	0.72
Target 2055 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2060 Fund	0.83	1.58	1.08	0.52	0.37	0.72

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the year ended February 28, 2017, State Street Bank and Trust Company, the Funds’ custodian, reimbursed each Fund for certain out-of-pocket expenses that were billed to each Fund in error from 1998-2015. These amounts are included in other income and other income allocated from affiliated Master Portfolios on the Statements of Operations. In addition, Funds Management was also reimbursed for waivers/reimbursements it made to the Funds during the period the Funds were erroneously billed. The amount were as follows:

	Amount reimbursed to the Fund	Amount reimbursed to Funds Management
Target Today Fund	$416	$2,957
Target 2010 Fund	261	2,956
Target 2015 Fund	375	2,955
Target 2020 Fund	1,590	2,957
Target 2025 Fund	1,003	2,957
Target 2030 Fund	1,701	2,957
Target 2035 Fund	792	2,955
Target 2040 Fund	1,285	2,956
Target 2045 Fund	499	2,957
Target 2050 Fund	709	2,955
Target 2055 Fund	122	2,077
Target 2060 Fund	19	139

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	89

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended February 28, 2017, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges Class C
Target Today Fund	$398	$0
Target 2010 Fund	148	0
Target 2015 Fund	394	N/A
Target 2020 Fund	1,033	0
Target 2025 Fund	553	N/A
Target 2030 Fund	3,676	0
Target 2035 Fund	1,333	N/A
Target 2040 Fund	3,763	0
Target 2045 Fund	461	N/A
Target 2050 Fund	2,922	15
Target 2055 Fund	690	N/A
Target 2060 Fund	5	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2017 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$116,774,805	$53,807,644	$163,162,328	$47,906,745
Target 2010 Fund	74,092,852	33,998,780	103,525,433	30,054,354
Target 2015 Fund	114,923,130	54,205,343	160,575,096	50,165,143
Target 2020 Fund	580,835,205	304,035,084	811,565,684	326,101,188
Target 2025 Fund	287,399,987	193,676,038	401,566,514	265,675,490
Target 2030 Fund	398,295,105	399,781,750	556,513,510	685,151,403
Target 2035 Fund	122,167,464	193,385,728	170,697,163	380,879,665
Target 2040 Fund	131,619,912	358,685,414	183,904,493	773,062,494
Target 2045 Fund	27,786,569	138,127,134	38,824,481	313,763,747
Target 2050 Fund	27,278,589	207,314,806	38,114,712	481,047,005
Target 2055 Fund	4,770,404	36,978,749	6,665,395	85,871,206
Target 2060 Fund	908,575	7,042,999	1,269,496	16,355,091

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

90	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

6. BANK BORROWINGS

The Trust is party to a $30,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the annual commitment fee was equal to 0.175% of the unused balance which was allocated to each participating fund.

For the year ended February 28, 2017, there were no borrowings by the Funds under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 were as follows:

	Ordinary income			Long-term capital gain
	2017	2016		2017	2016
Target Today Fund	$6,205,883	$5,627,893		$4,529,169	$10,068,892
Target 2010 Fund	4,319,691	6,584,589		5,079,696	18,082,757
Target 2015 Fund	8,310,622	9,737,982		9,280,399	11,919,435
Target 2020 Fund	33,835,576	30,256,877		29,958,752	56,019,570
Target 2025 Fund	33,707,054	29,655,061		32,741,926	53,022,030
Target 2030 Fund	41,923,591	38,149,521		40,826,732	68,744,170
Target 2035 Fund	22,388,314	19,585,081		20,570,123	35,298,474
Target 2040 Fund	34,183,584	31,558,443		32,519,652	57,375,652
Target 2045 Fund	14,022,723	12,062,951		11,012,377	20,102,168
Target 2050 Fund	25,094,635	22,588,997		19,651,014	35,764,888
Target 2055 Fund	4,408,654	2,738,996		0	396,883
Target 2060 Fund	134,122	5,667	*	0	0	*

*	For the period from June 30, 2015 (commencement of operations) to February 29, 2016.

As of February 28, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains (losses)	Late-year ordinary losses deferred	Post-October capital losses deferred	Capital loss carryforward
Target Today Fund	$0	$4,436,552	$20,493,060	$(763,398)	$0	$0
Target 2010 Fund	0	4,772,648	27,549,137	(362,770)	0	0
Target 2015 Fund	0	7,877,434	46,434,157	(777,441)	0	0
Target 2020 Fund	0	32,424,348	151,872,252	(3,692,583)	0	0
Target 2025 Fund	0	34,204,089	204,650,880	(1,451,620)	0	0
Target 2030 Fund	0	45,461,441	230,139,697	(822,110)	0	0
Target 2035 Fund	323,412	23,811,923	129,415,841	0	0	0
Target 2040 Fund	1,457,509	37,639,455	193,577,436	0	0	0
Target 2045 Fund	711,595	13,902,502	71,584,934	0	0	0
Target 2050 Fund	1,359,080	25,807,491	152,157,023	0	0	0
Target 2055 Fund	51,804	0	14,755,512	0	0	(1,822,061)
Target 2060 Fund	0	0	(1,291,340)	(3,362)	(107,945)	(94,935)

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	91

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. REDEMPTIONS IN-KIND

After the close of business on December 9, 2016, the following Funds each redeemed assets through a redemption in-kind from a shareholder in Class R6. Each Fund invests all of its assets in the affiliated Master Portfolios to achieve its investment objective. In each redemption transaction, each applicable Fund issued securities which it received from the affiliated Master Portfolios on a pro-rata basis. The value of securities from the Portfolios along with any cash issued in the redemption, the percentage of the Fund and Class R6 at the time of the transaction and the gains or losses realized by each Fund are reflected in the table below. The gains or losses realized by each Fund are reflected in the amounts on the Statements of Operations. The redemption in-kind is reflected on the Statements of Changes in Net Assets.

	Value of securities	Cash	% of Fund	% of Class R6	Realized gains
Target Today Fund	$105,982,689	$15,411,197	21%	56%	$13,693,939
Target 2010 Fund	44,481,032	6,468,094	15	33	9,446,049
Target 2015 Fund	141,203,562	20,532,749	27	49	18,589,051
Target 2020 Fund	446,374,230	64,908,349	22	40	107,022,336
Target 2025 Fund	922,814,403	134,188,661	47	69	97,311,715
Target 2030 Fund	620,359,094	90,207,907	27	51	205,832,959
Target 2035 Fund	410,931,047	59,754,471	34	58	116,877,858
Target 2040 Fund	485,327,423	70,572,627	28	52	211,673,564
Target 2045 Fund	249,349,193	36,258,465	34	57	88,998,866
Target 2050 Fund	584,732,726	85,027,391	46	70	131,256,617
Target 2055 Fund	136,882,005	19,904,341	50	66	25,419,397

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Funds’ financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

92	Wells Fargo Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, and Wells Fargo Dow Jones Target 2060 Fund (collectively, the “Funds”), twelve of the funds constituting the Wells Fargo Funds Trust as of February 28, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of February 28, 2017, by correspondence with the transfer agent or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of February 28, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, MA

April 26, 2017

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 26.42%
FHLB	0.88-6.00%	3-19-2018 to 11-1-2043	$61,985,302	$63,604,734	2.08%
FHLMC	0.75-6.75	8-1-2017 to 3-13-2047	142,938,295	148,236,891	4.85
FHLMC	2.50	5-1-2031	8,274,048	8,302,724	0.27
FHLMC	3.00	8-1-2045	7,615,576	7,564,943	0.25
FNMA	0.00-7.25	4-1-2017 to 3-13-2047	303,466,527	314,717,783	10.31
FNMA	3.00	5-1-2046	8,823,149	8,773,533	0.29
FNMA	3.00	8-1-2046	9,465,615	9,412,386	0.31
FNMA	3.50	1-1-2045	8,443,155	8,662,645	0.28
FNMA	3.50	8-1-2045	6,767,926	6,953,327	0.23
FNMA %%	3.50	3-13-2047	11,000,000	11,273,282	0.37
GNMA	3.00-7.00	11-15-2023 to 3-21-2047	159,629,899	167,237,159	5.48
GNMA	3.00	11-20-2046	9,270,048	9,393,063	0.31
GNMA %%	3.00	3-21-2047	8,000,000	8,094,687	0.27
GNMA	3.50	4-20-2045	9,048,129	9,429,422	0.31
GNMA	3.50	4-20-2046	9,598,941	9,991,524	0.33
GNMA	3.50	7-20-2046	8,849,135	9,211,051	0.30
Other securities				5,615,645	0.18

Total Agency Securities (Cost $801,271,277)				806,474,799	26.42

Corporate Bonds and Notes: 20.77%

Consumer Discretionary: 1.89%

Auto Components: 0.04%
Other securities				1,122,349	0.04

Automobiles: 0.08%
Other securities				2,380,990	0.08

Diversified Consumer Services: 0.05%
Other securities				1,445,332	0.05

Hotels, Restaurants & Leisure: 0.16%
Other securities				4,948,668	0.16

Household Durables: 0.09%
Other securities				2,762,750	0.09

Internet & Direct Marketing Retail: 0.09%
Other securities				2,746,024	0.09

Leisure Products: 0.01%
Other securities				433,470	0.01

Media: 0.96%
Other securities				29,314,776	0.96

Multiline Retail: 0.14%
Other securities				4,281,815	0.14

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Specialty Retail: 0.24%
Other securities				$7,241,131	0.24%

Textiles, Apparel & Luxury Goods: 0.03%
Other securities				834,405	0.03

Consumer Staples: 1.80%

Beverages: 0.67%
Other securities				20,406,558	0.67

Food & Staples Retailing: 0.47%
Other securities				14,276,946	0.47

Food Products: 0.30%
Other securities				9,302,724	0.30

Household Products: 0.10%
Other securities				3,029,608	0.10

Personal Products: 0.01%
Other securities				172,983	0.01

Tobacco: 0.25%
Other securities				7,784,001	0.25

Energy: 1.79%

Energy Equipment & Services: 0.10%
Other securities				3,023,377	0.10

Oil, Gas & Consumable Fuels: 1.69%
Other securities				51,718,804	1.69

	Interest rate	Maturity date	Principal

Financials: 5.60%

Banks: 2.41%
Wachovia Bank NA (l)	6.60%	1-15-2038	$350,000	460,354	0.02
Wells Fargo & Company (l)	2.15	1-30-2020	1,250,000	1,251,794	0.04
Wells Fargo & Company (l)	3.00	2-19-2025	875,000	856,412	0.03
Wells Fargo & Company (l)	3.00	4-22-2026	875,000	845,054	0.03
Wells Fargo & Company (l)	3.00	10-23-2026	1,000,000	960,700	0.03
Wells Fargo & Company (l)	3.30	9-9-2024	450,000	451,935	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	525,000	531,912	0.02
Wells Fargo & Company (l)	3.50	3-8-2022	700,000	725,676	0.02
Wells Fargo & Company (l)	3.90	5-1-2045	925,000	894,198	0.03
Wells Fargo & Company (l)	4.10	6-3-2026	700,000	716,145	0.02
Wells Fargo & Company (l)	4.13	8-15-2023	700,000	733,415	0.02
Wells Fargo & Company (l)	4.60	4-1-2021	875,000	943,804	0.03
Wells Fargo & Company (l)	5.38	11-2-2043	700,000	793,630	0.03
Wells Fargo & Company (l)	5.61	1-15-2044	700,000	820,366	0.03

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo Bank NA (l)	5.95%	8-26-2036	$100,000	$122,066	0.00%
Wells Fargo Capital X (l)	5.95	12-1-2086	350,000	373,625	0.01
Other securities				62,044,113	2.03

				73,525,199	2.41

Capital Markets: 1.19%
Other securities				36,284,804	1.19

Consumer Finance: 0.98%
Other securities				29,754,349	0.98

Diversified Financial Services: 0.27%
Other securities				8,099,808	0.27

Insurance: 0.75%
Other securities				23,029,301	0.75

Thrifts & Mortgage Finance: 0.00%
Other securities				106,745	0.00

Health Care: 2.21%

Biotechnology: 0.55%
Other securities				16,874,955	0.55

Health Care Equipment & Supplies: 0.32%
Other securities				9,712,337	0.32

Health Care Providers & Services: 0.58%
Other securities				17,799,467	0.58

Life Sciences Tools & Services: 0.06%
Other securities				1,896,644	0.06

Pharmaceuticals: 0.70%
Other securities				21,279,003	0.70

Industrials: 1.54%

Aerospace & Defense: 0.44%
Other securities				13,332,126	0.44

Air Freight & Logistics: 0.10%
Other securities				2,977,150	0.10

Airlines: 0.06%
Other securities				1,930,751	0.06

Building Products: 0.06%
Other securities				1,798,930	0.06

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Commercial Services & Supplies: 0.12%
Other securities	$3,708,039	0.12%

Electrical Equipment: 0.08%
Other securities	2,470,310	0.08

Industrial Conglomerates: 0.08%
Other securities	2,450,349	0.08

Machinery: 0.26%
Other securities	7,995,046	0.26

Professional Services: 0.03%
Other securities	796,296	0.03

Road & Rail: 0.29%
Other securities	8,975,799	0.29

Trading Companies & Distributors: 0.02%
Other securities	689,755	0.02

Information Technology: 1.94%

Communications Equipment: 0.22%
Other securities	6,652,104	0.22

Electronic Equipment, Instruments & Components: 0.06%
Other securities	1,951,364	0.06

Internet Software & Services: 0.05%
Other securities	1,596,362	0.05

IT Services: 0.34%
Other securities	10,424,406	0.34

Semiconductors & Semiconductor Equipment: 0.24%
Other securities	7,300,317	0.24

Software: 0.60%
Other securities	18,214,133	0.60

Technology Hardware, Storage & Peripherals: 0.43%
Other securities	13,127,438	0.43

Materials: 0.55%

Chemicals: 0.35%
Other securities	10,516,879	0.35

Construction Materials: 0.00%
Other securities	91,167	0.00

Containers & Packaging: 0.01%
Other securities	405,595	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	97

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Metals & Mining: 0.10%
Other securities				$3,161,763	0.10%

Paper & Forest Products: 0.09%
Other securities				2,717,560	0.09

Real Estate: 0.74%

Equity REITs: 0.72%
Other securities				22,072,195	0.72

Real Estate Management & Development: 0.02%
Other securities				406,441	0.02

Telecommunication Services: 0.84%

Diversified Telecommunication Services: 0.83%
Other securities				25,257,384	0.83

Wireless Telecommunication Services: 0.01%
Other securities				359,014	0.01

Utilities: 1.87%

Electric Utilities: 1.42%
Other securities				43,427,320	1.42

Gas Utilities: 0.10%
Other securities				2,980,449	0.10

Independent Power & Renewable Electricity Producers: 0.01%
Other securities				308,241	0.01

Multi-Utilities: 0.33%
Other securities				10,048,310	0.33

Water Utilities: 0.01%
Other securities				216,055	0.01

Total Corporate Bonds and Notes (Cost $609,715,679)				633,948,371	20.77

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 24.84%
France Government Bond (EUR)	0.00-8.50%	4-25-2018 to 5-25-2066	58,882,000	73,127,338	2.40
Italy Buoni Poliennali del Tesoro (EUR)	0.05-9.00	5- 15-2018 to 3-1-2067	58,047,000	69,996,968	2.29
Japan Government Ten Year Bond (JPY)	0.10-1.80	3-20-2018 to 12-20-2026	14,803,950,000	136,793,437	4.48
Japan Government Thirty Year Bond (JPY)	0.30-2.90	5- 20-2030 to 9-20-2046	3,862,850,000	43,535,175	1.43
Japan Government Twenty Year Bond (JPY)	0.20-2.50	9-20-2018 to 12-20-2036	12,297,600,000	127,105,717	4.16
United Kingdom Gilt (GBP)	0.50-8.00	3- 7-2018 to 7-22-2068	51,806,000	82,893,099	2.72
Other securities				224,765,747	7.36

Total Foreign Government Bonds (Cost $813,427,309)				758,217,481	24.84

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 23.20%
U.S. Treasury Bond	2.25-6.25%	2-15-2026 to 2-15-2047	$86,116,000	$91,155,596	2.99%
U.S. Treasury Bond	2.50	2-15-2045	9,922,000	9,004,602	0.29
U.S. Treasury Bond	3.63	2-15-2044	6,824,000	7,675,137	0.25
U.S. Treasury Note	0.63	6-30-2018	10,000,000	9,943,750	0.33
U.S. Treasury Note	0.75	4-30-2018	10,000,000	9,969,530	0.33
U.S. Treasury Note	0.75-9.13	3-15-2018 to 2-15-2027	279,320,000	284,468,738	9.32
U.S. Treasury Note	1.00	6-30-2019	7,496,000	7,439,195	0.24
U.S. Treasury Note	1.00	11-30-2019	6,999,000	6,917,525	0.23
U.S. Treasury Note	1.13	4-30-2020	10,498,000	10,360,214	0.34
U.S. Treasury Note	1.25	10-31-2018	6,999,000	7,009,387	0.23
U.S. Treasury Note	1.25	2-29-2020	6,999,000	6,947,053	0.23
U.S. Treasury Note	1.25	10-31-2021	10,100,000	9,815,150	0.32
U.S. Treasury Note	1.38	9-30-2018	7,698,000	7,727,768	0.25
U.S. Treasury Note	1.38	4-30-2020	10,848,000	10,786,557	0.35
U.S. Treasury Note	1.38	5-31-2020	6,999,000	6,952,793	0.23
U.S. Treasury Note	1.38	4-30-2021	6,999,000	6,880,619	0.23
U.S. Treasury Note	1.38	5-31-2021	6,999,000	6,873,235	0.23
U.S. Treasury Note	1.50	8-31-2018	8,398,000	8,447,204	0.28
U.S. Treasury Note	1.63	3-31-2019	6,999,000	7,049,855	0.23
U.S. Treasury Note	1.63	2-15-2026	9,798,000	9,215,480	0.30
U.S. Treasury Note	1.63	5-15-2026	7,698,000	7,224,696	0.24
U.S. Treasury Note	1.75	5-15-2023	8,748,000	8,562,787	0.28
U.S. Treasury Note	2.00	11-30-2020	6,999,000	7,073,910	0.23
U.S. Treasury Note	2.00	2-15-2025	11,548,000	11,299,903	0.37
U.S. Treasury Note	2.00	8-15-2025	9,448,000	9,205,895	0.30
U.S. Treasury Note	2.00	11-15-2026	7,249,000	7,012,277	0.23
U.S. Treasury Note	2.13	8-31-2020	9,098,000	9,247,971	0.30
U.S. Treasury Note	2.13	1-31-2021	6,999,000	7,100,157	0.23
U.S. Treasury Note	2.13	8-15-2021	6,999,000	7,079,104	0.23
U.S. Treasury Note	2.13	5-15-2025	6,999,000	6,900,027	0.23
U.S. Treasury Note	2.25	11-15-2024	7,947,000	7,934,587	0.26
U.S. Treasury Note	2.25	11-15-2025	8,048,000	7,985,757	0.26
U.S. Treasury Note	2.38	8-15-2024	10,498,000	10,592,723	0.35
U.S. Treasury Note	2.50	8-15-2023	9,973,000	10,191,937	0.33
U.S. Treasury Note	2.50	5-15-2024	10,848,000	11,053,092	0.36
U.S. Treasury Note	2.63	8-15-2020	8,398,000	8,678,149	0.28
U.S. Treasury Note	2.63	11-15-2020	10,498,000	10,850,260	0.36
U.S. Treasury Note	2.75	2-15-2024	12,772,000	13,233,491	0.43
U.S. Treasury Note	3.63	8-15-2019	6,649,000	7,011,577	0.23
U.S. Treasury Note	3.63	2-15-2020	14,347,000	15,232,998	0.50

Total U.S. Treasury Securities (Cost $702,256,252)				708,110,686	23.20

Yankee Corporate Bonds and Notes: 4.08%

Consumer Discretionary: 0.06%

Auto Components: 0.01%
Other securities				184,965	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	99

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Media: 0.05%
Other securities	$1,702,546	0.05%

Consumer Staples: 0.07%

Beverages: 0.07%
Other securities	2,043,857	0.07

Energy: 0.42%

Oil, Gas & Consumable Fuels: 0.42%
Other securities	12,696,960	0.42

Financials: 2.32%

Banks: 1.66%
Other securities	50,506,852	1.66

Capital Markets: 0.09%
Other securities	2,891,033	0.09

Diversified Financial Services: 0.49%
Other securities	15,069,969	0.49

Insurance: 0.08%
Other securities	2,367,103	0.08

Health Care: 0.37%

Health Care Equipment & Supplies: 0.01%
Other securities	362,415	0.01

Pharmaceuticals: 0.36%
Other securities	11,080,371	0.36

Industrials: 0.20%

Industrial Conglomerates: 0.04%
Other securities	1,052,122	0.04

Machinery: 0.01%
Other securities	398,789	0.01

Road & Rail: 0.07%
Other securities	2,235,144	0.07

Trading Companies & Distributors: 0.08%
Other securities	2,470,732	0.08

Information Technology: 0.09%

Communications Equipment: 0.01%
Other securities	285,798	0.01

Internet Software & Services: 0.05%
Other securities	1,438,392	0.05

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.03%
Other securities			$1,038,616	0.03%

Materials: 0.23%

Chemicals: 0.08%
Other securities			2,408,767	0.08

Metals & Mining: 0.13%
Other securities			4,131,790	0.13

Paper & Forest Products: 0.02%
Other securities			636,548	0.02

Telecommunication Services: 0.30%

Diversified Telecommunication Services: 0.16%
Other securities			4,934,784	0.16

Wireless Telecommunication Services: 0.14%
Other securities			4,226,882	0.14

Utilities: 0.02%

Electric Utilities: 0.00%
Other securities			116,271	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities			204,762	0.01

Water Utilities: 0.01%
Other securities			182,988	0.01

Total Yankee Corporate Bonds and Notes (Cost $121,684,308)			124,668,456	4.08

Yankee Government Bonds: 0.05%
Other securities			1,415,805	0.05

Total Yankee Government Bonds (Cost $1,400,418)			1,415,805	0.05

	Yield	Shares
Short-Term Investments: 2.52%

Investment Companies: 2.52%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84%	11,559,329	11,560,485	0.38
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48	65,307,347	65,307,347	2.14

Total Short-Term Investments (Cost $76,867,579)			76,867,832	2.52

Total investments in securities (Cost $3,126,622,822) *			3,109,703,430	101.88
Other assets and liabilities, net			(57,332,840)	(1.88)

Total net assets			$3,052,370,590	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	101

DIVERSIFIED FIXED INCOME PORTFOLIO

%%	Security issued on a when-issued basis
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
@	Foreign bond principal is denominated in the local currency of the issuer.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $3,127,989,725 and unrealized gains (losses) consists of:

Gross unrealized gains	$71,734,494
Gross unrealized losses	(90,020,789)

Net unrealized losses	$(18,286,295)

The following table shows the percent of total long-term investments by geographic location as of February 28, 2017:

United States	70.66%
Japan	12.07
United Kingdom	3.61
France	2.68
Italy	2.35
Germany	1.84
Spain	1.38
Canada	1.28
Netherlands	1.08
Other	3.05

100.00%

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.63%

Consumer Discretionary: 13.29%

Auto Components: 0.90%
Other securities		$41,715,889	0.90%

Automobiles: 1.19%
Toyota Motor Corporation	212,500	12,039,365	0.26
Other securities		43,293,070	0.93

		55,332,435	1.19

Distributors: 0.22%
Other securities		10,214,765	0.22

Diversified Consumer Services: 0.19%
Other securities		8,807,963	0.19

Hotels, Restaurants & Leisure: 2.09%
Marriott International Incorporated Class A	92,300	8,029,177	0.17
Other securities		89,280,365	1.92

		97,309,542	2.09

Household Durables: 1.03%
Other securities		48,144,802	1.03

Internet & Direct Marketing Retail: 1.41%
Amazon.com Incorporated †	36,227	30,613,264	0.66
The Priceline Group Incorporated †	4,596	7,924,101	0.17
Other securities		27,107,849	0.58

		65,645,214	1.41

Leisure Products: 0.22%
Other securities		10,394,670	0.22

Media: 2.31%
Naspers Limited	59,393	9,497,764	0.21
The Walt Disney Company	134,400	14,796,096	0.32
Other securities		83,126,529	1.78

		107,420,389	2.31

Multiline Retail: 0.52%
Other securities		24,194,087	0.52

Specialty Retail: 2.23%
Ross Stores Incorporated	114,388	7,844,729	0.17
The Home Depot Incorporated	112,520	16,305,273	0.35
Other securities		79,712,380	1.71

		103,862,382	2.23

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.98%
Other securities		$45,705,543	0.98%

Consumer Staples: 6.34%

Beverages: 1.25%
PepsiCo Incorporated	71,619	7,905,305	0.17
The Coca-Cola Company	193,874	8,134,953	0.18
Other securities		42,012,691	0.90

		58,052,949	1.25

Food & Staples Retailing: 1.21%
Other securities		56,337,764	1.21

Food Products: 2.10%
Nestle SA	145,582	10,762,646	0.23
Other securities		87,329,061	1.87

		98,091,707	2.10

Household Products: 0.64%
The Procter & Gamble Company	133,668	12,173,145	0.26
Other securities		17,624,601	0.38

		29,797,746	0.64

Personal Products: 0.51%
Other securities		23,611,410	0.51

Tobacco: 0.63%
Philip Morris International Incorporated	77,443	8,468,392	0.18
Other securities		21,094,112	0.45

		29,562,504	0.63

Energy: 5.68%

Energy Equipment & Services: 0.96%
Schlumberger Limited	127,755	10,266,392	0.22
Other securities		34,208,180	0.74

		44,474,572	0.96

Oil, Gas & Consumable Fuels: 4.72%
Chevron Corporation	94,316	10,610,550	0.23
Exxon Mobil Corporation	208,252	16,935,053	0.36
Other securities		192,466,215	4.13

		220,011,818	4.72

Financials: 16.52%

Banks: 8.34%
Bank of America Corporation	504,745	12,457,107	0.27
China Construction Bank H Shares	12,717,990	10,468,762	0.23

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
Citigroup Incorporated	142,330	$8,512,757	0.18%
Commonwealth Bank of Australia	128,582	8,115,421	0.17
JPMorgan Chase & Company	179,693	16,283,780	0.35
Wells Fargo & Company (l)	225,784	13,068,378	0.28
Other securities		319,624,873	6.86

		388,531,078	8.34

Capital Markets: 2.33%
Other securities		108,756,504	2.33

Consumer Finance: 0.45%
Other securities		20,789,863	0.45

Diversified Financial Services: 0.76%
Berkshire Hathaway Incorporated Class B †	95,400	16,353,468	0.35
Other securities		18,985,554	0.41

		35,339,022	0.76

Insurance: 4.02%
Other securities		187,053,241	4.02

Mortgage REITs: 0.35%
Other securities		16,259,086	0.35

Thrifts & Mortgage Finance: 0.27%
Other securities		12,398,370	0.27

Health Care: 9.44%

Biotechnology: 2.05%
Celgene Corporation †	71,124	8,784,525	0.19
Other securities		86,468,411	1.86

		95,252,936	2.05

Health Care Equipment & Supplies: 1.58%
Other securities		73,578,002	1.58

Health Care Providers & Services: 2.04%
UnitedHealth Group Incorporated	87,363	14,448,093	0.31
Other securities		80,647,791	1.73

		95,095,884	2.04

Health Care Technology: 0.21%
Other securities		9,986,122	0.21

Life Sciences Tools & Services: 0.63%
Other securities		29,107,897	0.63

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 2.93%
Allergan plc	34,434	$8,430,132	0.18%
Johnson & Johnson	136,696	16,705,618	0.36
Merck & Company Incorporated	137,685	9,069,311	0.20
Novartis AG	122,893	9,593,081	0.21
Pfizer Incorporated	303,071	10,340,783	0.22
Roche Holding AG Genusschein	32,865	8,007,234	0.17
Other securities		74,419,695	1.59

		136,565,854	2.93

Industrials: 11.09%

Aerospace & Defense: 1.21%
Other securities		56,459,920	1.21

Air Freight & Logistics: 0.30%
Other securities		14,154,358	0.30

Airlines: 0.48%
Other securities		22,395,443	0.48

Building Products: 0.67%
Johnson Controls International plc	225,167	9,443,504	0.20
Other securities		21,635,464	0.47

		31,078,968	0.67

Commercial Services & Supplies: 0.73%
Other securities		33,971,428	0.73

Construction & Engineering: 0.71%
Other securities		33,133,261	0.71

Electrical Equipment: 0.75%
Other securities		35,137,712	0.75

Industrial Conglomerates: 0.99%
General Electric Company	441,838	13,171,191	0.28
Other securities		32,968,103	0.71

		46,139,294	0.99

Machinery: 2.39%
Other securities		111,211,413	2.39

Marine: 0.11%
Other securities		5,013,710	0.11

Professional Services: 0.64%
Other securities		29,845,476	0.64

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 0.94%
Union Pacific Corporation	75,700	$8,171,058	0.18%
Other securities		35,506,613	0.76

		43,677,671	0.94

Trading Companies & Distributors: 0.92%
Other securities		42,614,110	0.92

Transportation Infrastructure: 0.25%
Other securities		11,448,845	0.25

Information Technology: 17.08%

Communications Equipment: 0.92%
Cisco Systems Incorporated	250,750	8,570,635	0.18
Other securities		34,029,995	0.74

		42,600,630	0.92

Electronic Equipment, Instruments & Components: 1.50%
Other securities		69,995,070	1.50

Internet Software & Services: 3.19%
Alibaba Group Holding Limited ADR †	146,318	15,056,122	0.32
Alphabet Incorporated Class A †	27,182	22,966,887	0.49
Alphabet Incorporated Class C †	27,245	22,428,356	0.48
Facebook Incorporated Class A †	214,895	29,126,868	0.63
Tencent Holdings Limited	732,700	19,537,660	0.42
Other securities		39,302,973	0.85

		148,418,866	3.19

IT Services: 3.02%
MasterCard Incorporated Class A	87,400	9,654,204	0.21
Visa Incorporated Class A	171,494	15,081,182	0.32
Other securities		115,947,782	2.49

		140,683,168	3.02

Semiconductors & Semiconductor Equipment: 3.04%
Intel Corporation	236,702	8,568,612	0.18
Taiwan Semiconductor Manufacturing Company Limited	2,532,863	15,581,269	0.34
Other securities		117,497,260	2.52

		141,647,141	3.04

Software: 2.86%
Microsoft Corporation	388,373	24,848,105	0.53
Other securities		108,391,051	2.33

		133,239,156	2.86

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	107

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 2.55%
Apple Incorporated	489,543	$67,062,496	1.44%
Samsung Electronics Company Limited	8,038	13,662,645	0.29
Other securities		37,974,654	0.82

		118,699,795	2.55

Materials: 5.50%

Chemicals: 2.50%
Other securities		116,493,412	2.50

Construction Materials: 0.52%
Other securities		23,986,709	0.52

Containers & Packaging: 0.59%
Other securities		27,492,419	0.59

Metals & Mining: 1.78%
Other securities		82,860,853	1.78

Paper & Forest Products: 0.11%
Other securities		5,207,818	0.11

Real Estate: 5.96%

Equity REITs: 5.05%
Other securities		235,175,279	5.05

Real Estate Management & Development: 0.91%
Other securities		42,346,205	0.91

Telecommunication Services: 2.24%

Diversified Telecommunication Services: 1.34%
AT&T Incorporated	306,677	12,816,032	0.28
Verizon Communications Incorporated	203,597	10,104,519	0.22
Other securities		39,658,027	0.84

		62,578,578	1.34

Wireless Telecommunication Services: 0.90%
China Mobile Limited	750,000	8,270,105	0.18
Other securities		33,523,340	0.72

		41,793,445	0.90

Utilities: 3.49%

Electric Utilities: 1.52%
Other securities		70,895,576	1.52

Gas Utilities: 0.53%
Other securities		24,798,978	0.53

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Independent Power & Renewable Electricity Producers: 0.26%
Other securities	$11,986,909	0.26%

Multi-Utilities: 0.99%
Other securities	45,760,635	0.99

Water Utilities: 0.19%
Other securities	8,891,439	0.19

Total Common Stocks (Cost $3,212,145,714)	4,499,235,700	96.63

Preferred Stocks: 0.53%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Other securities	2,305,038	0.05

Multiline Retail: 0.01%
Other securities	600,453	0.01

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	53,407	0.00

Household Products: 0.03%
Other securities	1,040,943	0.03

Personal Products: 0.00%
Other securities	72,334	0.00

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Other securities	3,392,799	0.07

Financials: 0.24%

Banks: 0.24%
Other securities	11,184,627	0.24

Health Care: 0.01%

Biotechnology: 0.01%
Other securities	257,416	0.01

Health Care Equipment & Supplies: 0.00%
Other securities	156,775	0.00

Life Sciences Tools & Services: 0.00%
Other securities	13	0.00

Information Technology: 0.04%

Technology Hardware, Storage & Peripherals: 0.04%
Other securities	1,704,044	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	109

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Materials: 0.07%

Chemicals: 0.01%
Other securities	$536,359	0.01%

Metals & Mining: 0.06%
Other securities	2,784,335	0.06

Real Estate: 0.00%

Real Estate Management & Development: 0.00%
Other securities	26,672	0.00

Telecommunication Services: 0.01%

Diversified Telecommunication Services: 0.01%
Other securities	524,165	0.01

Utilities: 0.00%

Multi-Utilities: 0.00%
Other securities	26,686	0.00

Total Preferred Stocks (Cost $20,379,836)	24,666,066	0.53

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Other securities	10,959	0.00

Capital Markets: 0.00%
Other securities	7,083	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Industrials: 0.00%

Airlines: 0.00%
Other securities	8,557	0.00

Total Rights (Cost $0)	26,599	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities	25,018	0.00

Media: 0.00%
Other securities	96	0.00

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			$160	0.00%

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Other securities			1,204	0.00

Total Warrants (Cost $39,410)			26,478	0.00

	Yield	Shares
Short-Term Investments: 4.62%

Investment Companies: 4.62%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84%	129,965,153	129,978,150	2.79
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.48	85,261,994	85,261,994	1.83

Total Short-Term Investments (Cost $215,231,010)			215,240,144	4.62

Total investments in securities (Cost $3,447,795,970) *			4,739,194,987	101.78
Other assets and liabilities, net			(83,019,615)	(1.78)

Total net assets			$4,656,175,372	100.00%

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,480,809,811 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,574,711,752
Gross unrealized losses	(316,326,576)

Net unrealized gains	$1,258,385,176

The following table shows percent of total long-term investments by geographic locations as of February 28, 2017:

United States	63.64%
Japan	6.71
China	3.28
United Kingdom	3.18
Taiwan	1.79
Australia	1.75
Canada	1.59
Switzerland	1.53
India	1.47
Ireland	1.42
South Korea	1.33
Germany	1.31
France	1.31
Other	9.69

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 16.88%
Banco del Estado de Chile	1.10%	4-18-2017	$2,000,000	$2,000,900
Bank of Montreal	1.17	6-7-2017	3,000,000	3,001,860
Bank of Nova Scotia ±	1.32	5-11-2017	4,000,000	4,003,760
Chiba Bank Limited	1.10	3-13-2017	5,000,000	5,000,600
Chiba Bank Limited	1.10	3-23-2017	5,000,000	5,000,900
Cooperatieve Centrale ±	1.14	7-10-2017	5,000,000	5,002,250
Credit Suisse (New York) ±	1.47	5-12-2017	4,000,000	4,005,000
HSBC Bank plc 144A±	1.20	6-7-2017	4,000,000	4,002,800
KBC Bank	0.58	3-1-2017	15,000,000	15,000,000
Mizuho Bank Limited	1.10	5-5-2017	3,000,000	3,001,410
Mizuho Bank Limited ±	1.53	3-7-2017	4,000,000	4,000,680
National Bank of Kuwait	0.58	3-1-2017	14,250,000	14,250,000
NBAD Americas NV	0.58	3-1-2017	13,000,000	13,000,000
Norinchukin Bank	1.03	5-16-2017	8,000,000	8,001,360
Norinchukin Bank	1.11	6-8-2017	5,000,000	5,000,650
Sumitomo Mitsui Banking Corporation ±	1.43	4-18-2017	3,000,000	3,002,430
Swedbank ±	1.12	5-22-2017	3,000,000	3,001,530

Total Certificates of Deposit (Cost $100,254,002)				100,276,130

Commercial Paper: 39.08%
Albion Capital Corporation (z)	0.90	4-18-2017	2,000,000	1,998,040
Alpine Securitization Limited 144A±(p)	1.02	8-14-2017	7,000,000	6,999,720
Alpine Securitization Limited 144A(p)(z)	1.11	5-31-2017	3,000,000	2,991,900
Alpine Securitization Limited 144A(p)(z)	1.18	3-21-2017	2,000,000	1,999,100
Anglesea Funding LLC 144A±	1.01	6-30-2017	3,000,000	2,999,940
Banco de Credito e Inversiones 144A(z)	1.00	3-2-2017	6,000,000	5,999,640
Banco de Credito e Inversiones 144A(z)	1.00	3-10-2017	3,000,000	2,999,160
Banco de Credito e Inversiones 144A(z)	1.00	3-15-2017	4,000,000	3,998,280
Barton Capital Corporation 144A(z)	0.97	3-9-2017	3,000,000	2,999,400
Berkshire Hathaway Incorporated 144A(z)	0.92	3-17-2017	2,000,000	1,999,080
BPCE 144A(z)	1.15	5-31-2017	3,000,000	2,992,890
BPCE 144A(z)	1.16	5-1-2017	4,000,000	3,994,400
Caisse Centrale Desjardins du Quebec 144A(z)	0.89	3-8-2017	2,000,000	1,999,620
Cedar Spring Capital Company 144A(p)(z)	1.18	5-9-2017	4,000,000	3,991,040
CenterPoint Energy 144A(z)	1.10	3-15-2017	2,000,000	1,999,200
Charles Schwab Corporation 144A(z)	0.75	3-3-2017	3,000,000	2,999,820
Chesham Finance Limited 144A(p)(z)	0.73	3-1-2017	14,000,000	13,999,825
Commonwealth Bank of Australia 144A±	1.41	4-19-2017	6,000,000	6,005,160
Concord Minutemen Capital Company 144A(p)(z)	0.95	4-12-2017	4,000,000	3,995,960
Concord Minutemen Capital Company 144A(p)(z)	0.95	5-2-2017	2,000,000	1,996,800
DBS Bank Limited 144A(z)	1.04	4-4-2017	3,000,000	2,997,960
DBS Bank Limited 144A(z)	1.04	5-17-2017	5,000,000	4,990,800
Erste Abwicklungsanstalt 144A(z)	1.04	4-25-2017	2,000,000	1,997,820
Erste Bank der Oesterreichischen Sparkassen AG 144A±	1.12	3-14-2017	3,000,000	3,000,510
Federation Des Caisses 144A(z)	1.00	4-12-2017	2,000,000	1,998,300
ING Funding LLC ±	1.22	5-30-2017	4,000,000	4,003,040
Institutional Secured Funding LLC 144A(p)(z)	1.10	4-3-2017	4,000,000	3,996,920
Kells Funding LLC 144A(p)(z)	1.00	5-26-2017	3,000,000	2,992,710
Kells Funding LLC 144A(p)±	1.13	5-2-2017	4,000,000	4,002,080

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 28, 2017

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Korea Development Bank (z)	0.93%	4-21-2017	$2,000,000	$1,997,900
Lexington Parker Capital Company LLC 144A(p)(z)	0.95	4-10-2017	4,000,000	3,996,200
Lexington Parker Capital Company LLC 144A(p)(z)	1.15	4-20-2017	5,000,000	4,993,850
LMA Americas LLC 144A(z)	1.05	3-7-2017	3,000,000	2,999,580
LMA Americas LLC 144A(z)	1.24	7-3-2017	2,000,000	1,991,840
Macquarie Bank Limited 144A(z)	0.90	3-7-2017	2,000,000	1,999,700
Manhattan Asset Funding Company LLC 144A(p)(z)	0.84	3-9-2017	3,000,000	2,999,460
Mitsubishi UFJ Trust & Banking Corporation (z)	1.07	4-21-2017	6,000,000	5,992,980
Mont Blanc Capital Corporation 144A(p)(z)	0.90	3-27-2017	4,000,000	3,997,640
Mountcliff Funding LLC 144A(p)(z)	1.15	5-1-2017	3,000,000	2,994,780
Nationwide Building Society 144A(z)	1.10	4-3-2017	5,000,000	4,995,750
Nationwide Building Society 144A(z)	1.11	5-24-2017	2,000,000	1,994,860
Nederlandse Waterschapsbank 144A(z)	0.90	4-24-2017	2,000,000	1,997,860
Oversea-Chinese Banking Corporation 144A(z)	1.05	4-10-2017	5,000,000	4,995,800
Oversea-Chinese Banking Corporation 144A±	1.17	7-19-2017	5,000,000	5,002,650
Regency Markets No.1 LLC 144A(p)(z)	0.82	3-8-2017	10,000,000	9,998,400
Ridgefield Funding Company 144A(p)(z)	1.05	4-3-2017	10,000,000	9,992,300
Salt River Project Agricultural Improvement and Power District (z)	0.82	3-20-2017	4,000,000	3,998,160
Sumitomo Trust & Banking Company 144A(z)	1.09	6-14-2017	8,000,000	7,975,680
Suncorp Group Limited 144A(z)	1.17	6-27-2017	2,000,000	1,991,432
Swedish Export Credit (z)	0.87	4-28-2017	10,000,000	9,988,400
United Overseas Bank Limited 144A(z)	0.84	3-23-2017	10,000,000	9,995,600
United Overseas Bank Limited 144A(z)	1.05	4-24-2017	2,000,000	1,997,760
Versailles Commercial Paper LLC 144A±	1.03	6-1-2017	8,000,000	8,000,000
Victory Receivables 144A(p)(z)	0.94	3-3-2017	3,000,000	2,999,760
Victory Receivables 144A(p)(z)	0.95	3-10-2017	3,309,000	3,308,140

Total Commercial Paper (Cost $232,100,159)				232,135,597

Corporate Bonds and Notes: 5.14%

Financials: 0.67%

Banks: 0.67%
ANZ New Zealand International Limited of London 144A	1.40	4-27-2017	1,000,000	1,000,555
Suncorp Metway Limited 144A±	1.70	3-28-2017	3,000,000	3,001,623

				4,002,178

Health Care: 4.38%

Health Care Providers & Services: 4.38%
Keep Memory Alive ±§	0.73	5-1-2037	920,000	920,000
Providence Health & Services ±§	0.73	10-1-2042	7,960,000	7,960,000
Providence St. Joseph Health ±§	0.72	10-1-2047	9,000,000	9,000,000
Steadfast Crestvilla LLC Series A ±§	0.75	2-1-2056	5,000,000	5,000,000
Steadfast Crestvilla LLC Series B ±§	0.75	2-1-2056	3,160,000	3,160,000

				26,040,000

Materials: 0.09%

Metals & Mining: 0.09%
SSAB AB Series A ±§	0.75	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $30,541,361)				30,542,178

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 33.07%

California: 1.85%
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144Aø	0.94%	8-1-2037	$2,000,000	$2,000,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144Aø	0.80	4-5-2019	7,000,000	7,000,000
San Francisco City & County CA Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	1.10	11-1-2041	2,000,000	2,000,000

				11,000,000

Colorado: 2.55%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.69	10-1-2034	805,000	805,000
Colorado HFA MFHR Class II Series A-2 (Housing Revenue, FHLB SPA) ø	0.85	10-1-2033	3,100,000	3,100,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA) ø	0.80	5-1-2052	10,240,000	10,240,000
Colorado Southern Ute Indian Tribe Reservation (Miscellaneous Revenue) ø	0.73	1-1-2027	1,000,000	1,000,000

				15,145,000

Connecticut: 0.85%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	1.30	4-15-2046	5,065,000	5,065,000

District of Columbia: 2.02%
Howard University (Education Revenue) ø	0.80	8-1-2031	12,000,000	12,000,000

Florida: 1.63%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144Aø	0.84	10-1-2030	2,000,000	2,000,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ) ø	0.68	7-1-2042	3,000,000	3,000,000
West Palm Beach FL Utilities Systems Series C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA) ø	0.69	10-1-2038	4,705,000	4,705,000

				9,705,000

Georgia: 0.84%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC) ø	1.05	12-1-2022	5,000,000	5,000,000

Idaho: 0.66%
Idaho HFA Series A3 Class II (Housing Revenue, Barclays Bank plc SPA) ø	0.85	7-1-2034	1,965,000	1,965,000
Idaho HFA Series A4 Class II (Housing Revenue, Barclays Bank plc LIQ) ø	0.85	1-1-2036	1,960,000	1,960,000

				3,925,000

Illinois: 0.90%
Illinois Tender Option Bond Trust Receipts/Certificates Northwestern University Series 2017-TPG004 (Education Revenue, Bank of America NA LIQ) 144Aø	0.75	12-1-2038	5,350,000	5,350,000

Iowa: 1.01%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.85	4-1-2022	6,000,000	6,000,000

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 28, 2017

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 1.35%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	1.00%	2-1-2045	$8,000,000	$8,000,000

Maryland: 1.18%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.68	9-1-2033	7,000,000	7,000,000

Minnesota: 0.02%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144Aø	0.80	5-31-2018	115,000	115,000

Nebraska: 0.65%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144Aø	0.90	3-1-2033	3,850,000	3,850,000

New York: 6.24%
New York HFA 222 East 44th Street Series B (Housing Revenue, Bank of China LOC) ø	1.12	5-1-2050	1,000,000	1,000,000
New York HFA 605 West 42nd Street Series B (Housing Revenue, Bank of China LOC) ø	1.10	5-1-2048	16,000,000	16,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC) ø	1.11	11-1-2049	1,000,000	1,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC) ø	1.25	11-1-2049	11,100,000	11,100,000
New York NY Municipal Water Finance Series F1B-RMKT (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.63	6-15-2035	4,000,000	4,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø(i)	1.23	7-1-2017	4,000,000	4,000,000

				37,100,000

North Carolina: 0.83%
Charlotte NC NASCAR Project Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.73	6-1-2035	2,000,000	2,000,000
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA) ø	0.68	10-1-2028	2,915,000	2,915,000

				4,915,000

North Dakota: 0.34%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA) ø	0.75	1-1-2047	2,000,000	2,000,000

Ohio: 0.31%
Ohio HFA Residential Management Series J (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.72	9-1-2035	1,830,000	1,830,000

Oklahoma: 1.28%
RBC Municipal Products Incorporated Trust Series E-77 (Transportation Revenue, Royal Bank of Canada LOC) 144Aø	0.80	7-13-2017	7,635,000	7,635,000

Oregon: 0.17%
Oregon Tender Option Bond Trust Receipts/Certificates Series 2016-XF2340 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	1.03	5-1-2035	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	115

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Other: 1.03%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) ø	0.70%	2-15-2028	$6,106,000	$6,106,000

Pennsylvania: 0.34%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø(i)	1.23	7-1-2017	2,000,000	2,000,000

South Carolina: 2.93%
South Carolina Public Service Authority (Utilities Revenue) (z)	0.82	3-8-2017	10,000,000	10,000,200
South Carolina Public Service Authority (Utilities Revenue) (z)	0.82	3-9-2017	7,402,000	7,402,148

				17,402,348

Tennessee: 0.84%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) ø	1.10	12-1-2024	5,000,000	5,000,000

Texas: 2.07%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue) ø	0.76	10-1-2036	5,000,000	5,000,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue) ø	0.73	5-1-2033	1,000,000	1,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue) ø	0.69	3-1-2042	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue) ø	0.73	4-1-2028	2,500,000	2,500,000
Texas Department of Housing & Community Affairs Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Treasurer SPA) ø	0.69	9-1-2038	790,000	790,000

				12,290,000

Utah: 0.84%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.68	10-1-2037	5,000,000	5,000,000

Wisconsin: 0.34%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.72	5-1-2030	2,000,000	2,000,000

Total Municipal Obligations (Cost $196,433,000)				196,433,348

Other: 3.37%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.77	8-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.77	8-1-2040	1,000,000	1,000,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 1 (Citibank NA LIQ) 144A±§	0.79	3-1-2040	3,000,000	3,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.77	2-25-2045	4,000,000	4,000,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.77	3-4-2045	9,000,000	9,000,000

Total Other (Cost $20,000,000)				20,000,000

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 28, 2017

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements: 2.36%
GX Clarke & Company, dated 2-28-2017, maturity value $14,000,272 ^^	0.70%	3-1-2017	$14,000,000	$14,000,000

Total Repurchase Agreements (Cost $14,000,000)				14,000,000

Total investments in securities (Cost $593,328,522) *	99.90%	593,387,253
Other assets and liabilities, net	0.10	617,502

Total net assets	100.00%	$594,004,755

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(p)	Asset-backed commercial paper

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation of illiquid is unaudited.

^^	Collateralized by: U.S. government securities, 2.50% to 6.00%, 4-1-2024 to 5-1-2045, fair value including accrued interest is $14,420,296.

*	Cost for federal income tax purposes is $593,328,522 and unrealized gains (losses) consists of:

Gross unrealized gains	$61,178
Gross unrealized losses	(2,447)

Net unrealized gains	$58,731

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,021,354,512	$4,510,886,465	$593,387,253
In affiliated securities, at value (see cost below)	88,348,918	228,308,522	0

Total investments, at value (see cost below)	3,109,703,430	4,739,194,987	593,387,253
Cash	0	2,956,022	37,297
Segregated cash	0	4,251,478	0
Foreign currency, at value (see cost below)	2,439,968	17,860,369	0
Receivable for investments sold	9,287,792	14,500,942	345,000
Receivable for dividends and interest	18,883,574	9,266,654	344,303
Receivable for securities lending income	4,341	84,097	0
Prepaid expenses and other assets	72,228	51,831	4,920

Total assets	3,140,391,333	4,788,166,380	594,118,773

Liabilities
Payable for investments purchased	75,802,937	0	0
Payable upon receipt of securities loaned	11,559,478	129,954,513	0
Payable for daily variation margin on open futures contracts	0	968,961	0
Due to custodian bank	155	0	0
Advisory fee payable	410,913	584,905	47,277
Custodian and accounting fees payable	167,967	392,012	28,890
Professional fees payable	78,467	74,301	35,541
Accrued expenses and other liabilities	826	16,316	2,310

Total liabilities	88,020,743	131,991,008	114,018

Total net assets	$3,052,370,590	$4,656,175,372	$594,004,755

Investments in unaffiliated securities, at cost	$3,038,572,964	$3,226,213,927	$593,328,522

Investments in affiliated securities, at cost	$88,049,858	$221,582,043	$0

Total investments, at cost	$3,126,622,822	$3,447,795,970	$593,328,522

Securities on loan, at value	$11,330,967	$124,577,446	$0

Foreign currency, at cost	$2,446,209	$17,624,169	$0

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2017

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$123,138,965	$37,696	$5,231,811
Income from affiliated securities	1,117,886	1,079,800	0
Securities lending income, net	55,322	4,255,802	0
Other income	10,476	62,282	3,443
Dividends**	0	159,914,859	0

Total investment income	124,322,649	165,350,439	5,235,254

Expenses
Advisory fee	7,967,017	11,062,171	807,381
Custody and accounting fees	440,122	1,454,741	93,761
Professional fees	108,869	116,278	44,395
Shareholder report expenses	12,819	20,904	1,927
Trustees’ fees and expenses	24,371	23,455	23,050
Other fees and expenses	25,777	122,048	14,976

Total expenses	8,578,975	12,799,597	985,490

Net investment income	115,743,674	152,550,842	4,249,764

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(17,953,352)	1,405,513,626	33,198
Affiliated securities	408,676	7,869,839	0
Futures transactions	0	37,584,794	0

Net realized gain (losses) on investments	(17,544,676)	1,450,968,259	33,198

Net change in unrealized gains (losses) on:
Unaffiliated securities	(80,818,410)	180,806,377	44,769
Affiliated securities	(747,502)	(3,256,681)	0
Futures transactions	0	1,975,788	0

Net change in unrealized gains (losses) on investments	(81,565,912)	179,525,484	44,769

Net realized and unrealized gains (losses) on investments	(99,110,588)	1,630,493,743	77,967

Net increase in net assets resulting from operations	$16,633,086	$1,783,044,585	$4,327,731

* Net of foreign interest withholding taxes in the amount of	$915,943	$0	$8
** Net of foreign dividend withholding taxes in the amount of	$0	$8,812,339	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	119

	Diversified Fixed Income Portfolio
	Year ended February 28, 2017	Year ended February 29, 2016

Operations
Net investment income	$115,743,674	$141,080,187
Net realized losses on investments	(17,544,676)	(72,730,886)
Net change in unrealized gains (losses) on investments	(81,565,912)	5,299,221

Net increase in net assets resulting from operations	16,633,086	73,648,522

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,103,615,608	1,180,576,977
Withdrawals	(3,412,423,378)	(1,994,426,845)

Net decrease in net assets resulting from capital share transactions	(2,308,807,770)	(813,849,868)

Total decrease in net assets	(2,292,174,684)	(740,201,346)

Net assets
Beginning of period	5,344,545,274	6,084,746,620

End of period	$3,052,370,590	$5,344,545,274

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Year ended February 28, 2017	Year ended February 29, 2016

Operations
Net investment income	$152,550,842	$177,947,840
Net realized gains on investments	1,450,968,259	307,932,833
Net change in unrealized gains (losses) on investments	179,525,484	(1,628,567,751)

Net increase (decrease) in net assets resulting from operations	1,783,044,585	(1,142,687,078)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	877,788,722	1,596,369,458
Withdrawals	(5,950,397,014)	(2,186,652,936)

Net decrease in net assets resulting from capital share transactions	(5,072,608,292)	(590,283,478)

Total decrease in net assets	(3,289,563,707)	(1,732,970,556)

Net assets
Beginning of period	7,945,739,079	9,678,709,635

End of period	$4,656,175,372	$7,945,739,079

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	121

	Short-Term Investment Portfolio
	Year ended February 28, 2017	Year ended February 29, 2016

Operations
Net investment income	$4,249,764	$1,789,194
Net realized gains on investments	33,198	862
Net change in unrealized gains (losses) on investments	44,769	12,131

Net increase in net assets resulting from operations	4,327,731	1,802,187

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	385,434,116	410,642,819
Withdrawals	(639,192,927)	(460,272,218)

Net decrease in net assets resulting from capital share transactions	(253,758,811)	(49,629,399)

Total decrease in net assets	(249,431,080)	(47,827,212)

Net assets
Beginning of period	843,435,835	891,263,047

End of period	$594,004,755	$843,435,835

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses	Total return

Diversified Fixed Income Portfolio
Year ended February 28, 2017	2.26%	0.17%	0.17%	0.84%	48%
Year ended February 29, 2016	2.37%	0.16%	0.16%	1.58%	39%
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%

Diversified Stock Portfolio
Year ended February 28, 2017	1.99%	0.17%	0.17%	26.09%	19%
Year ended February 29, 2016	1.99%	0.17%	0.17%	(12.77)%	25%
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%

Short-Term Investment Portfolio
Year ended February 28, 2017	0.53%	0.12%	0.12%	0.55%	N/A
Year ended February 29, 2016	0.18%	0.12%	0.12%	0.15%	N/A
Year ended February 28, 2015	0.07%	0.12%	0.12%	(0.03)%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.03%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.11%	N/A

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	123

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”), and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair

124	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	125

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Diversified Stock Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

126	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of February 28, 2017:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$806,474,799	$0	$806,474,799

Corporate bonds and notes	0	633,948,371	0	633,948,371

Foreign government bonds	0	758,217,481	0	758,217,481

U.S. Treasury securities	708,110,686	0	0	708,110,686

Yankee corporate bonds and notes	0	124,668,456	0	124,668,456

Yankee government bonds	0	1,415,805	0	1,415,805

Short-term investments
Investment companies	65,307,347	0	0	65,307,347
Investments measured at net asset value*				11,560,485
Total assets	$773,418,033	$2,324,724,912	$0	$3,109,703,430

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $11,560,485 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	127

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$618,739,639	$8,042	$0	$618,747,681
Consumer staples	295,454,080	0	0	295,454,080
Energy	263,556,753	929,634	3	264,486,390
Financials	769,035,871	55,338	35,955	769,127,164
Health care	439,586,355	0	340	439,586,695
Industrials	516,074,871	139,503	67,235	516,281,609
Information technology	795,283,825	1	0	795,283,826
Materials	255,663,101	378,110	0	256,041,211
Real estate	277,521,484	0	0	277,521,484
Telecommunication services	104,044,429	327,594	0	104,372,023
Utilities	162,333,537	0	0	162,333,537

Preferred stocks
Consumer discretionary	2,905,491	0	0	2,905,491
Consumer staples	1,166,684	0	0	1,166,684
Energy	3,392,799	0	0	3,392,799
Financials	11,184,627	0	0	11,184,627
Health care	414,204	0	0	414,204
Information technology	1,704,044	0	0	1,704,044
Materials	3,320,694	0	0	3,320,694
Real estate	26,672	0	0	26,672
Telecommunication services	524,165	0	0	524,165
Utilities	26,686	0	0	26,686

Rights
Financials	0	18,042	0	18,042
Industrials	0	8,557	0	8,557

Warrants
Consumer discretionary	0	25,114	0	25,114
Energy	0	160	0	160
Industrials	0	1,204	0	1,204

Short-term investments
Investment companies	85,261,994	0	0	85,261,994
Investments measured at net asset value*				129,978,150
Total assets	$4,607,222,005	$1,891,299	$103,533	$4,739,194,987
Liabilities
Futures contracts	$968,961	$0	$0	$968,961
Total liabilities	$968,961	$0	$0	$968,961

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $129,978,150 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

128	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$100,276,130	$0	$100,276,130

Commercial paper	0	232,135,597	0	232,135,597

Corporate bonds and notes	0	30,542,178	0	30,542,178

Municipal obligations	0	196,433,348	0	196,433,348

Other	0	20,000,000	0	20,000,000
Repurchase agreements	0	14,000,000	0	14,000,000
Total assets	$0	$593,387,253	$0	$593,387,253

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at February 28, 2017. As a result, Diversified Stock Portfolio common stocks valued at $1,264,579,301 and preferred stocks valued at $6,080,681 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Diversified Stock Portfolio had no material transfers into/out of Level 3. At February 28, 2017, the Diversified Fixed Income Portfolio and Short-Term Investment Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the year ended February 28, 2017, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.16%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

During the year ended February 28, 2017, State Street Bank and Trust Company, the Portfolios’ custodian, reimbursed each Portfolio for certain out-of-pocket expenses that were billed to each Portfolio in error from 1998-2015. These amounts are included in other income on the Statements of Operations. In addition, Funds Management was also reimbursed for waivers/reimbursements it made to the Portfolios during the period the Portfolios were erroneously billed. The amount were as follows:

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	129

	Amount reimbursed to the Portfolio	Amount reimbursed to Funds Management
Diversified Fixed Income Portfolio	$10,476	$6,928
Diversified Stock Portfolio	62,282	198,799
Short-Term Investment Portfolio	3,443	104

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2017 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$1,886,852,597	$548,970,101	$2,636,384,305	$924,606
Diversified Stock Portfolio	0	1,432,069,368	0	3,455,108,925

The Portfolios may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of a Portfolio or which a Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of a Portfolio at the beginning of the period or the end of the period.

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	563,684	14,700	352,600	225,784	$13,068,378	$784,061	$7,855,337

7. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2017, Diversified Stock Portfolio used uninvested cash to enter into future contracts to gain market exposure.

At February 28, 2017, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains
3/17/2017	UBS	2 Long	MSCI EAFE Index	$174,550	$6,580
3/17/2017	UBS	2 Long	MSCI EM Index	93,080	4,728
3/17/2017	UBS	369 Long	Russell 2000 Index	25,553,250	239,165
3/17/2017	UBS	156 Long	S&P 500 E-Mini Index	18,429,840	523,040
3/17/2017	UBS	111 Long	S&P Midcap 400 Index	19,177,470	327,110

Diversified Stock Portfolio had an average notional amount of $ $122,728,163 in long futures contracts during the year ended February 28, 2017. As of February, Diversified Stock Portfolio had segregated $4,251,478 as cash collateral for open futures contracts.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing

130	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$968,961	$0	$(968,961)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

9. REDEMPTIONS IN-KIND

The Dow Jones Target Date Funds each invests all of their assets in the Portfolios to achieve their investment objective. After the close of business on December 9, 2016, several of the Dow Jones Target Date Funds, redeemed assets through a redemption in-kind. In the redemptions transaction, each of the Portfolios issued securities and cash to the respective Dow Jones Target Date Fund. The aggregate value of securities issued to each Dow Jones Target Date Fund along with any cash issued in the redemption, the percentage of the Portfolio and the gains or losses realized by each Portfolio are reflected in the table below. The gains or losses realized by each Portfolio are reflected in the amounts on the Statements of Operations.

	Value of securities	Cash	% of Portfolio	Realized gains
Diversified Fixed Income Portfolio	$1,572,349,585	$54,487,895	30%	$7,760,121
Diversified Stock Portfolio	2,576,087,819	301,625,005	34	1,021,648,798
Short-Term Investment Portfolio	N/A	247,121,352	28	0

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Portfolios’ financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Report of independent registered public accounting firm	Wells Fargo Dow Jones Target Date Funds	131

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for the Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio), of the Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (collectively, the “Portfolios”), three of the portfolios constituting the Wells Fargo Master Trust, as of February 28, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of February 28, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, MA

April 26, 2017

132	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2017:

Dividends-received deduction
Target Today Fund	14.06%
Target 2010 Fund	14.66
Target 2015 Fund	15.45
Target 2020 Fund	19.55
Target 2025 Fund	24.96
Target 2030 Fund	32.21
Target 2035 Fund	37.47
Target 2040 Fund	41.52
Target 2045 Fund	44.05
Target 2050 Fund	43.89
Target 2055 Fund	50.98
Target 2060 Fund	59.65

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as 20% rate gain distributions for the fiscal year ended February 28, 2017:

20% rate gain distributions
Target Today Fund	$4,529,169
Target 2010 Fund	5,079,696
Target 2015 Fund	9,280,399
Target 2020 Fund	29,958,752
Target 2025 Fund	32,741,926
Target 2030 Fund	40,826,732
Target 2035 Fund	20,570,123
Target 2040 Fund	32,519,652
Target 2045 Fund	11,012,377
Target 2050 Fund	19,651,014

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	133

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2017 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$1,625,058
Target 2010 Fund	1,177,304
Target 2015 Fund	2,398,025
Target 2020 Fund	12,350,272
Target 2025 Fund	15,713,118
Target 2030 Fund	25,215,149
Target 2035 Fund	15,620,463
Target 2040 Fund	26,369,934
Target 2045 Fund	11,452,427
Target 2050 Fund	20,429,435
Target 2055 Fund	4,147,343
Target 2060 Fund	134,122

For the fiscal year ended February 28, 2017, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$4,600,702
Target 2010 Fund	2,990,539
Target 2015 Fund	5,904,542
Target 2020 Fund	20,307,041
Target 2025 Fund	15,091,313
Target 2030 Fund	13,603,465
Target 2035 Fund	4,798,253
Target 2040 Fund	4,562,520
Target 2045 Fund	1,125,650
Target 2050 Fund	1,444,424
Target 2055 Fund	277,518
Target 2060 Fund	11,266

134	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

For the fiscal year ended February 28, 2017, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gains dividends
Target Today Fund	$584,302
Target 2010 Fund	888,207
Target 2015 Fund	980,339
Target 2020 Fund	4,059,857
Target 2025 Fund	4,545,096
Target 2030 Fund	6,727,045
Target 2035 Fund	3,462,045
Target 2040 Fund	5,035,689
Target 2045 Fund	1,630,024
Target 2050 Fund	2,827,979

For the fiscal year ended February 28, 2017 ordinary income distributed was derived from interest on U.S. government securities.

U.S Government income
Target Today Fund	15.91%
Target 2010 Fund	15.59
Target 2015 Fund	17.33
Target 2020 Fund	14.94
Target 2025 Fund	11.30
Target 2030 Fund	8.25
Target 2035 Fund	5.34
Target 2040 Fund	3.16
Target 2045 Fund	1.79
Target 2050 Fund	1.21
Target 2055 Fund	1.31
Target 2060 Fund	1.68

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	135

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

136	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Dow Jones Target Date Funds	137

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302020 04-17 AOUTLD/AR003 02-17

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 28, 2017	Fiscal year ended February 29, 2016
Audit fees	$143,883	$160,579
Audit-related fees	—	—
Tax fees (1)	18,705	15,510
All other fees	—	—

	$162,588	$159,850

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio are filed under this Item.

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 26.42%
FFCB	1.10%	6-1-2018	$2,100,000	$2,100,897
FFCB	3.50	12-20-2023	280,000	300,188
FHLB	0.88	3-19-2018	2,450,000	2,446,810
FHLB	0.88	10-1-2018	1,050,000	1,044,854
FHLB	0.88	8-5-2019	525,000	517,720
FHLB	1.00	9-26-2019	750,000	741,380
FHLB	1.13	6-21-2019	1,400,000	1,391,946
FHLB	1.38	11-15-2019	1,750,000	1,743,621
FHLB	1.38	2-18-2021	700,000	689,956
FHLB	1.88	11-29-2021	900,000	896,417
FHLB	2.50	8-1-2027	73,117	74,178
FHLB	2.50	12-1-2027	39,191	39,759
FHLB	2.50	6-1-2028	51,465	52,212
FHLB	2.50	8-1-2028	468,753	475,557
FHLB	2.50	9-1-2028	2,192,929	2,224,787
FHLB	2.50	9-1-2028	224,598	227,862
FHLB	2.50	9-1-2028	1,446,800	1,467,802
FHLB	2.50	10-1-2028	451,840	458,405
FHLB	2.50	10-1-2028	75,253	76,345
FHLB	2.50	11-1-2028	1,334,797	1,354,197
FHLB	2.50	11-1-2028	424,609	430,774
FHLB	3.00	10-1-2042	5,131,221	5,125,734
FHLB	3.00	10-1-2042	404,186	403,754
FHLB	3.00	11-1-2042	2,478,218	2,475,568
FHLB	3.00	11-1-2042	249,257	249,438
FHLB	3.00	11-1-2042	131,824	131,683
FHLB	3.00	12-1-2042	127,377	127,242
FHLB	3.00	12-1-2042	61,327	61,262
FHLB	3.00	1-1-2043	4,828,948	4,823,784
FHLB	3.00	1-1-2043	95,349	95,247
FHLB	3.00	3-1-2043	49,488	49,435
FHLB	3.00	4-1-2043	4,812,770	4,807,624
FHLB	3.00	4-1-2043	400,899	400,470
FHLB	3.00	5-1-2043	74,495	74,353
FHLB	3.00	6-1-2043	191,057	190,458
FHLB	3.00	7-1-2043	104,058	103,732
FHLB	3.00	7-1-2043	410,579	410,140
FHLB	3.00	7-1-2043	1,354,682	1,350,434
FHLB	3.00	7-1-2043	101,758	101,440
FHLB	3.00	8-1-2043	50,520	50,362
FHLB	3.00	8-1-2043	22,236	22,148
FHLB	3.00	8-1-2043	379,464	378,275
FHLB	3.00	8-1-2043	1,174,157	1,170,961
FHLB	3.00	8-1-2043	170,022	170,146
FHLB	3.00	8-1-2043	85,715	85,375
FHLB	3.00	8-1-2043	85,592	85,112
FHLB	3.00	8-1-2043	47,566	47,277
FHLB	3.00	9-1-2043	166,366	165,501
FHLB	3.00	9-1-2043	188,080	187,412
FHLB	3.00	10-1-2043	114,655	114,201

2	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	3.00%	10-1-2043	$155,124	$154,638
FHLB	3.00	11-1-2043	73,861	73,568
FHLB	3.50	8-1-2020	56,117	58,550
FHLB	3.50	9-1-2020	15,654	16,333
FHLB	3.50	10-1-2020	79,117	82,547
FHLB	3.50	11-1-2020	143,457	149,677
FHLB	3.50	11-1-2020	97,098	101,308
FHLB	3.50	11-1-2020	130,581	136,242
FHLB	3.50	12-1-2020	88,262	92,089
FHLB	3.50	1-1-2021	7,005	7,309
FHLB	3.50	4-1-2021	7,659	7,991
FHLB	3.50	4-1-2021	100,009	104,345
FHLB	3.50	12-1-2025	2,027,673	2,130,727
FHLB	3.50	1-1-2029	2,806,643	2,932,394
FHLB	3.50	12-1-2042	1,457,525	1,500,753
FHLB	4.00	6-1-2024	8,701	9,165
FHLB	4.00	7-1-2025	169,097	178,307
FHLB	4.00	4-1-2026	895,539	944,360
FHLB	4.00	11-1-2040	1,480,186	1,559,955
FHLB	4.00	1-1-2041	2,965,842	3,130,904
FHLB	4.00	4-1-2041	2,423,086	2,568,890
FHLB	4.50	2-1-2024	26,706	28,381
FHLB	4.50	5-1-2024	25,858	27,487
FHLB	4.50	9-1-2024	10,081	10,750
FHLB	4.50	9-1-2024	20,560	21,725
FHLB	4.50	12-1-2024	38,536	40,967
FHLB	4.50	3-1-2039	231,317	249,112
FHLB	4.50	5-1-2039	40,040	43,010
FHLB	4.50	10-1-2039	47,867	51,577
FHLB	4.50	10-1-2039	39,305	42,302
FHLB	4.50	9-1-2040	45,736	49,316
FHLB	4.50	1-1-2041	73,327	78,814
FHLB	4.50	2-1-2041	379,280	408,970
FHLB	4.50	4-1-2041	1,124,241	1,212,251
FHLB	5.00	12-1-2034	1,265	1,383
FHLB	5.00	8-1-2035	184,777	202,834
FHLB	5.00	11-1-2035	179,337	196,706
FHLB	5.00	12-1-2035	1,578	1,725
FHLB	5.00	1-1-2036	16,741	18,291
FHLB	5.00	6-1-2036	216,371	237,695
FHLB	5.00	3-1-2037	3,045	3,327
FHLB	5.00	7-1-2037	4,021	4,402
FHLB	5.00	3-1-2038	163,737	179,614
FHLB	5.00	5-1-2038	10,279	11,259
FHLB	5.00	6-1-2038	2,870	3,137
FHLB	5.00	9-1-2038	174,507	190,810
FHLB	5.00	5-1-2039	11,518	12,634
FHLB	5.00	1-1-2040	652,194	715,275
FHLB	5.38	9-30-2022	945,000	1,103,640
FHLB	5.50	12-1-2035	292,899	329,348

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	5.50%	7-15-2036	$420,000	$560,585
FHLB	5.50	12-1-2036	127,872	141,996
FHLB	5.50	3-1-2037	11,292	12,527
FHLB	5.50	7-1-2037	589,554	659,215
FHLB	5.50	10-1-2037	1,513	1,678
FHLB	5.50	3-1-2038	7,846	8,711
FHLB	5.50	5-1-2038	89,572	99,422
FHLB	5.50	6-1-2038	32,651	36,278
FHLB	5.50	8-1-2038	32,128	35,632
FHLB	5.50	10-1-2038	2,014	2,235
FHLB	5.50	11-1-2038	60,287	67,775
FHLB	6.00	1-1-2032	13,519	15,302
FHLB	6.00	4-1-2033	12,754	14,640
FHLB	6.00	7-1-2036	14,617	16,673
FHLB	6.00	9-1-2036	85,210	97,131
FHLB	6.00	11-1-2036	110,202	125,222
FHLB	6.00	11-1-2036	7,908	8,951
FHLB	6.00	5-1-2037	61,872	70,381
FHLB	6.00	6-1-2037	27,929	31,613
FHLB	6.00	8-1-2037	74,669	84,818
FHLB	6.00	9-1-2037	32,957	37,303
FHLB	6.00	9-1-2037	1,238	1,401
FHLB	6.00	10-1-2037	4,887	5,545
FHLB	6.00	10-1-2037	5,218	5,919
FHLB	6.00	11-1-2037	26,456	30,025
FHLB	6.00	11-1-2037	20,546	23,269
FHLB	6.00	12-1-2037	18,262	20,670
FHLB	6.00	12-1-2037	11,838	13,429
FHLB	6.00	12-1-2037	50,800	57,606
FHLB	6.00	6-1-2038	34,871	39,711
FHLB	6.00	7-1-2038	16,359	18,519
FHLB	6.00	12-1-2039	27,014	30,608
FHLMC	0.88	3-7-2018	400,000	399,523
FHLMC	1.07	9-6-2018	525,000	522,187
FHLMC	1.10	9-13-2018	700,000	698,165
FHLMC	1.13	4-15-2019	525,000	522,614
FHLMC	1.25	10-2-2019	1,159,000	1,152,151
FHLMC	1.30	8-28-2019	1,050,000	1,041,117
FHLMC	2.00	7-30-2019	70,000	70,927
FHLMC	2.38	1-13-2022	755,000	768,881
FHLMC	2.50	10-1-2029	4,018,315	4,032,242
FHLMC	2.50	1-1-2031	1,424,870	1,429,808
FHLMC	2.50	5-1-2031	8,274,048	8,302,724
FHLMC	3.00	9-1-2021	237,408	244,428
FHLMC	3.00	4-1-2022	218,603	225,192
FHLMC	3.00	9-1-2026	57,503	59,203
FHLMC	3.00	10-1-2026	1,233,189	1,269,657
FHLMC	3.00	11-1-2026	124,471	128,152
FHLMC	3.00	11-1-2026	18,332	18,875
FHLMC	3.00	11-1-2026	335,479	345,400

4	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	3.00%	12-1-2026	$12,984	$13,368
FHLMC	3.00	12-1-2026	675,211	695,179
FHLMC	3.00	1-1-2027	1,197,076	1,232,476
FHLMC	3.00	3-1-2027	296,195	304,954
FHLMC	3.00	8-1-2027	819,524	843,759
FHLMC	3.00	4-1-2028	31,964	32,910
FHLMC	3.00	7-1-2029	2,960,424	3,047,971
FHLMC	3.00	9-1-2029	4,317,276	4,444,948
FHLMC	3.00	5-1-2035	3,375,843	3,420,291
FHLMC	3.00	3-1-2043	2,944,184	2,941,036
FHLMC	3.00	8-1-2045	7,615,576	7,564,943
FHLMC	3.00	9-1-2046	5,743,917	5,705,707
FHLMC	3.00	11-1-2046	5,664,018	5,626,340
FHLMC %%	3.00	3-13-2047	6,000,000	5,953,979
FHLMC	3.50	10-1-2020	264,164	275,617
FHLMC	3.50	1-1-2021	369,956	385,996
FHLMC	3.50	11-1-2021	69,990	73,024
FHLMC	3.50	5-1-2023	141,338	147,624
FHLMC	3.50	11-1-2023	244,355	255,203
FHLMC	3.50	1-1-2024	242,100	252,999
FHLMC	3.50	2-1-2026	102,735	107,269
FHLMC	3.50	4-1-2026	370,988	387,593
FHLMC	3.50	1-1-2030	269,902	282,304
FHLMC	3.50	1-1-2030	180,051	188,305
FHLMC	3.50	2-1-2042	6,323,960	6,517,337
FHLMC	3.50	10-1-2042	341,546	351,833
FHLMC	3.50	10-1-2042	3,124,399	3,218,521
FHLMC	3.50	10-1-2042	1,706,674	1,755,168
FHLMC	3.50	7-1-2043	2,754,049	2,835,709
FHLMC	3.50	8-1-2043	4,182,696	4,306,723
FHLMC	3.50	1-1-2044	2,049,456	2,110,087
FHLMC	3.50	6-1-2044	1,889,630	1,943,074
FHLMC	3.50	10-1-2044	5,382,546	5,525,763
FHLMC	3.50	7-1-2045	4,353,294	4,481,013
FHLMC	3.50	10-1-2045	5,084,625	5,215,975
FHLMC	3.50	1-1-2046	3,642,641	3,736,740
FHLMC	3.50	3-1-2046	1,509,089	1,548,073
FHLMC	3.50	5-1-2046	5,054,400	5,184,970
FHLMC	3.75	3-27-2019	1,030,000	1,080,958
FHLMC	4.00	5-1-2023	19,826	20,523
FHLMC	4.00	2-1-2024	41,689	43,162
FHLMC	4.00	5-1-2024	25,207	26,613
FHLMC	4.00	5-1-2024	39,511	40,908
FHLMC	4.00	8-1-2024	66,803	70,517
FHLMC	4.00	1-1-2025	68,438	71,291
FHLMC	4.00	2-1-2025	102,182	107,767
FHLMC	4.00	3-1-2025	660,236	696,306
FHLMC	4.00	5-1-2025	256,023	269,691
FHLMC	4.00	6-1-2025	208,713	217,431
FHLMC	4.00	6-1-2025	57,609	60,763

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	7-1-2025	$6,582	$6,941
FHLMC	4.00	8-1-2025	46,826	49,129
FHLMC	4.00	10-1-2025	15,942	16,817
FHLMC	4.00	3-1-2026	142,253	150,064
FHLMC	4.00	4-1-2026	197,744	207,060
FHLMC	4.00	5-1-2026	192,665	203,270
FHLMC	4.00	5-1-2029	119,847	126,605
FHLMC	4.00	9-1-2031	61,566	64,760
FHLMC	4.00	10-1-2033	4,449	4,695
FHLMC	4.00	8-1-2036	6,086	6,401
FHLMC	4.00	4-1-2039	263,464	279,735
FHLMC	4.00	5-1-2039	84,759	89,209
FHLMC	4.00	6-1-2039	101,112	106,434
FHLMC	4.00	2-1-2040	175,112	184,857
FHLMC	4.00	9-1-2040	613,123	647,213
FHLMC	4.00	10-1-2040	790,190	837,372
FHLMC	4.00	10-1-2040	231,592	244,480
FHLMC	4.00	11-1-2040	96,852	102,242
FHLMC	4.00	12-1-2040	2,224,745	2,348,545
FHLMC	4.00	12-1-2040	44,857	47,353
FHLMC	4.00	4-1-2041	16,706	17,637
FHLMC	4.00	6-1-2041	185,190	195,501
FHLMC	4.00	6-1-2041	6,249	6,597
FHLMC	4.00	10-1-2041	19,744	20,843
FHLMC	4.00	10-1-2041	134,239	141,202
FHLMC	4.00	11-1-2041	125,432	132,416
FHLMC	4.00	11-1-2041	26,139	27,511
FHLMC	4.00	11-1-2041	12,887	13,604
FHLMC	4.00	11-1-2041	12,840	13,555
FHLMC	4.00	11-1-2041	170,849	180,363
FHLMC	4.00	1-1-2042	1,138,937	1,200,347
FHLMC	4.00	1-1-2042	43,895	46,262
FHLMC	4.00	2-1-2042	19,912	21,021
FHLMC	4.00	4-1-2042	4,152,494	4,397,610
FHLMC	4.00	5-1-2044	3,855,249	4,055,244
FHLMC	4.00	5-1-2044	2,660,727	2,798,756
FHLMC	4.00	12-1-2045	2,062,580	2,169,578
FHLMC	4.00	1-1-2046	1,774,486	1,866,540
FHLMC	4.50	4-1-2018	3,979	4,073
FHLMC	4.50	8-1-2018	85,383	87,386
FHLMC	4.50	10-1-2018	17,271	17,676
FHLMC	4.50	4-1-2024	30,070	30,832
FHLMC	4.50	8-1-2024	212,666	226,766
FHLMC	4.50	11-1-2024	68,159	70,357
FHLMC	4.50	2-1-2025	233,046	240,347
FHLMC	4.50	8-1-2035	17,586	18,898
FHLMC	4.50	9-1-2035	22,764	24,438
FHLMC	4.50	1-1-2037	30,504	32,760
FHLMC	4.50	10-1-2038	119,362	128,258
FHLMC	4.50	2-1-2039	14,566	15,693

6	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.50%	5-1-2039	$22,204	$23,900
FHLMC	4.50	6-1-2039	891,760	961,414
FHLMC	4.50	9-1-2039	581,186	625,334
FHLMC	4.50	10-1-2039	107,554	115,880
FHLMC	4.50	10-1-2039	106,076	114,046
FHLMC	4.50	1-1-2040	1,069,608	1,157,091
FHLMC	4.50	3-1-2040	1,642,076	1,780,326
FHLMC	4.50	8-1-2040	522,097	563,594
FHLMC	4.50	9-1-2040	1,305,143	1,413,965
FHLMC	4.50	9-1-2040	118,762	128,047
FHLMC	4.50	2-1-2041	32,989	35,579
FHLMC	4.50	4-1-2041	1,498,882	1,613,938
FHLMC	4.50	7-1-2041	79,557	85,721
FHLMC	4.50	10-1-2041	485,601	523,122
FHLMC	4.88	6-13-2018	1,190,000	1,247,442
FHLMC	5.00	7-1-2022	50	51
FHLMC	5.00	6-1-2023	10,124	10,426
FHLMC	5.00	6-1-2023	2,171	2,217
FHLMC	5.00	6-1-2023	3,941	4,213
FHLMC	5.00	10-1-2023	2,023	2,065
FHLMC	5.00	8-1-2033	670,609	745,236
FHLMC	5.00	11-1-2033	64,053	70,255
FHLMC	5.00	3-1-2034	40,266	44,077
FHLMC	5.00	7-1-2035	200,899	220,398
FHLMC	5.00	8-1-2035	53,422	58,628
FHLMC	5.00	9-1-2035	403,438	448,024
FHLMC	5.00	4-1-2036	24,629	27,052
FHLMC	5.00	12-1-2036	16,430	18,036
FHLMC	5.00	2-1-2037	23,252	25,440
FHLMC	5.00	3-1-2039	158,291	174,750
FHLMC	5.00	8-1-2039	362,781	399,580
FHLMC	5.00	12-1-2039	859,994	949,614
FHLMC	5.00	6-1-2040	2,180,788	2,408,421
FHLMC	5.50	8-1-2017	79	79
FHLMC	5.50	9-1-2017	1,176	1,185
FHLMC	5.50	10-1-2017	130	131
FHLMC	5.50	11-1-2017	1,485	1,502
FHLMC	5.50	12-1-2017	35,804	36,110
FHLMC	5.50	3-1-2018	506	507
FHLMC	5.50	2-1-2019	6,046	6,083
FHLMC	5.50	12-1-2033	49,316	54,913
FHLMC	5.50	12-1-2034	87,867	98,960
FHLMC	5.50	1-1-2035	245,039	271,951
FHLMC	5.50	6-1-2035	244,563	273,290
FHLMC	5.50	1-1-2036	16,434	18,339
FHLMC	5.50	1-1-2036	43,063	48,312
FHLMC	5.50	2-1-2036	49,034	54,822
FHLMC	5.50	12-1-2036	51,750	57,543
FHLMC	5.50	2-1-2037	54,162	60,200
FHLMC	5.50	3-1-2037	44,116	49,008

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	4-1-2037	$13,555	$15,060
FHLMC	5.50	1-1-2038	134,645	149,541
FHLMC	5.50	2-1-2038	214,536	238,406
FHLMC	5.50	4-1-2038	174,037	195,313
FHLMC	5.50	5-1-2038	24,487	27,223
FHLMC	5.50	5-1-2038	408,172	453,490
FHLMC	5.50	5-1-2038	151,017	169,709
FHLMC	5.50	6-1-2038	3,969	4,411
FHLMC	5.50	7-1-2038	103,576	115,053
FHLMC	5.50	7-1-2038	78,135	86,800
FHLMC	5.50	8-1-2038	134,710	149,645
FHLMC	5.50	8-1-2038	27,947	31,029
FHLMC	5.50	9-1-2038	45,858	50,988
FHLMC	5.50	9-1-2038	20,785	23,052
FHLMC	5.50	1-1-2039	73,075	81,187
FHLMC	5.50	11-1-2039	530,447	589,106
FHLMC	6.00	9-1-2023	33,364	36,239
FHLMC	6.00	11-1-2033	255,386	291,733
FHLMC	6.00	7-1-2034	116,946	133,601
FHLMC	6.00	1-1-2036	17,951	20,347
FHLMC	6.00	2-1-2036	153,699	175,223
FHLMC	6.00	11-1-2036	32,562	36,856
FHLMC	6.00	12-1-2036	13,713	15,587
FHLMC	6.00	2-1-2037	1,824	2,078
FHLMC	6.00	3-1-2037	10,609	12,008
FHLMC	6.00	3-1-2037	61,029	69,450
FHLMC	6.00	4-1-2037	1,087	1,234
FHLMC	6.00	8-1-2037	9,399	10,641
FHLMC	6.00	8-1-2037	20,158	22,918
FHLMC	6.00	8-1-2037	17,779	20,124
FHLMC	6.00	8-1-2037	7,829	8,894
FHLMC	6.00	8-1-2037	83,959	95,733
FHLMC	6.00	9-1-2037	4,066	4,626
FHLMC	6.00	9-1-2037	11,773	13,394
FHLMC	6.00	10-1-2037	9,078	10,275
FHLMC	6.00	10-1-2037	10,477	11,877
FHLMC	6.00	10-1-2037	218,989	248,559
FHLMC	6.00	11-1-2037	7,390	8,367
FHLMC	6.00	12-1-2037	28,663	32,443
FHLMC	6.00	12-1-2037	144,739	163,879
FHLMC	6.00	1-1-2038	10,665	12,104
FHLMC	6.00	2-1-2038	7,055	8,004
FHLMC	6.00	2-1-2038	27,128	30,789
FHLMC	6.00	5-1-2038	23,089	26,326
FHLMC	6.00	6-1-2038	12,966	14,718
FHLMC	6.00	6-1-2038	12,843	14,537
FHLMC	6.00	6-1-2038	12,534	14,187
FHLMC	6.00	7-1-2038	32,810	37,173
FHLMC	6.00	7-1-2038	162,179	184,028
FHLMC	6.00	8-1-2038	22,743	25,786

8	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	8-1-2038	$37,660	$42,627
FHLMC	6.00	9-1-2038	9,405	10,646
FHLMC	6.00	9-1-2038	19,259	21,816
FHLMC	6.00	9-1-2038	29,353	33,271
FHLMC	6.00	10-1-2038	17,272	19,586
FHLMC	6.00	11-1-2038	19,710	22,345
FHLMC	6.00	12-1-2038	680	771
FHLMC	6.00	3-1-2039	9,901	11,214
FHLMC	6.00	6-1-2039	1,716	1,942
FHLMC	6.50	10-1-2037	32,686	36,958
FHLMC	6.50	12-1-2037	42,264	47,518
FHLMC	6.50	3-1-2038	19,213	21,602
FHLMC	6.50	3-1-2038	33,490	37,653
FHLMC	6.50	1-1-2039	12,966	14,577
FHLMC	6.50	4-1-2039	101,798	122,036
FHLMC	6.50	4-1-2039	113,980	135,027
FHLMC	6.75	3-15-2031	700,000	999,800
FHMLC	0.75	4-9-2018	525,000	523,391
FICO	9.65	11-2-2018	350,000	398,504
FNMA	5.00	12-1-2035	2,904	3,191
FNMA ¤	0.00	10-9-2019	140,000	133,357
FNMA	0.75	7-27-2018	525,000	522,155
FNMA	0.88	3-28-2018	525,000	524,289
FNMA	0.88	5-21-2018	700,000	698,258
FNMA	0.88	8-2-2019	525,000	518,196
FNMA	1.00	5-21-2018	70,000	69,702
FNMA	1.00	10-24-2019	1,750,000	1,726,204
FNMA	1.25	8-17-2021	525,000	509,762
FNMA	1.38	10-7-2021	700,000	682,605
FNMA	1.50	2-28-2020	750,000	748,733
FNMA	1.63	11-27-2018	1,400,000	1,409,759
FNMA	1.75	1-30-2019	140,000	141,193
FNMA	1.75	5-30-2019	1,400,000	1,411,465
FNMA	1.75	9-12-2019	1,400,000	1,409,374
FNMA	1.88	2-19-2019	2,100,000	2,123,402
FNMA	2.13	4-24-2026	525,000	500,388
FNMA	2.50	10-1-2027	1,679,237	1,702,955
FNMA	2.50	3-1-2028	1,839,012	1,864,427
FNMA	2.50	4-1-2028	3,191,836	3,235,570
FNMA	2.50	7-1-2028	2,929,317	2,969,477
FNMA	2.50	7-1-2028	4,666,460	4,730,393
FNMA	2.50	7-1-2028	3,869,646	3,922,641
FNMA	2.50	10-1-2028	3,532,463	3,580,907
FNMA	2.50	3-1-2029	2,143,603	2,172,969
FNMA	2.50	2-1-2030	2,617,645	2,626,191
FNMA %%	2.50	3-16-2032	2,000,000	2,004,688
FNMA	2.50	1-1-2038	185,648	176,927
FNMA	2.50	10-1-2042	366,094	350,360
FNMA	2.50	11-1-2042	57,648	55,171
FNMA	2.50	2-1-2043	150,569	143,944

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	2.50%	3-1-2043	$164,587	$157,512
FNMA	2.50	3-1-2043	79,540	76,121
FNMA	2.50	3-1-2043	150,027	143,581
FNMA	2.50	4-1-2043	99,624	95,342
FNMA	2.50	4-1-2043	195,985	186,770
FNMA	2.50	8-1-2043	817,495	781,296
FNMA	2.50	8-1-2043	220,318	210,032
FNMA	2.50	8-1-2043	334,129	318,416
FNMA	2.63	9-6-2024	700,000	711,776
FNMA	3.00	10-1-2021	2,012,818	2,071,609
FNMA	3.00	8-1-2026	99,323	102,491
FNMA	3.00	9-1-2026	64,025	66,075
FNMA	3.00	11-1-2026	1,038,793	1,071,943
FNMA	3.00	11-1-2026	95,989	99,052
FNMA	3.00	2-1-2027	60,553	62,377
FNMA	3.00	2-1-2027	564,943	582,975
FNMA	3.00	4-1-2027	117,329	121,074
FNMA	3.00	5-1-2027	137,421	141,808
FNMA	3.00	6-1-2027	93,365	96,346
FNMA	3.00	7-1-2027	159,371	164,458
FNMA	3.00	7-1-2027	205,428	211,988
FNMA	3.00	8-1-2027	1,080,299	1,114,793
FNMA	3.00	8-1-2027	1,035,693	1,068,755
FNMA	3.00	8-1-2027	3,304,176	3,409,690
FNMA	3.00	9-1-2027	824,639	850,979
FNMA	3.00	9-1-2027	814,901	839,219
FNMA	3.00	9-1-2027	3,422,266	3,531,542
FNMA	3.00	10-1-2027	1,502,903	1,550,895
FNMA	3.00	8-1-2029	3,887,454	4,000,999
FNMA %%	3.00	3-16-2032	4,000,000	4,115,625
FNMA	3.00	3-1-2036	1,483,506	1,502,585
FNMA	3.00	9-1-2042	1,325,083	1,322,427
FNMA	3.00	9-1-2042	35,377	35,328
FNMA	3.00	9-1-2042	412,773	411,605
FNMA	3.00	9-1-2042	260,629	259,164
FNMA	3.00	10-1-2042	2,546,105	2,534,901
FNMA	3.00	10-1-2042	673,734	672,384
FNMA	3.00	10-1-2042	2,455,248	2,449,312
FNMA	3.00	11-1-2042	4,732,395	4,718,999
FNMA	3.00	12-1-2042	4,868,351	4,853,565
FNMA	3.00	2-1-2043	5,170,497	5,153,725
FNMA	3.00	5-1-2043	1,227,001	1,222,259
FNMA	3.00	5-1-2043	4,826,505	4,807,888
FNMA	3.00	6-1-2043	2,516,852	2,507,126
FNMA	3.00	6-1-2043	105,839	105,430
FNMA	3.00	7-1-2043	4,670,832	4,652,793
FNMA	3.00	7-1-2043	608,115	605,765
FNMA	3.00	7-1-2043	2,685,977	2,675,599
FNMA	3.00	8-1-2043	196,000	195,242
FNMA	3.00	8-1-2043	530,851	528,800

10	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	8-1-2043	$230,048	$229,160
FNMA	3.00	12-1-2043	143,883	143,327
FNMA	3.00	4-1-2044	170,730	169,938
FNMA	3.00	7-1-2044	213,837	212,978
FNMA	3.00	5-1-2046	8,823,149	8,773,533
FNMA	3.00	8-1-2046	9,465,615	9,412,386
FNMA	3.00	9-1-2046	5,688,352	5,656,365
FNMA	3.00	12-1-2046	5,683,421	5,651,461
FNMA %%	3.00	3-13-2047	5,750,000	5,711,270
FNMA	3.50	11-1-2025	903,398	943,213
FNMA	3.50	12-1-2025	2,321,927	2,428,415
FNMA	3.50	12-1-2026	3,184,404	3,324,840
FNMA	3.50	10-1-2029	3,958,298	4,133,370
FNMA	3.50	12-1-2035	872,513	907,382
FNMA	3.50	1-1-2036	22,955	23,607
FNMA	3.50	10-1-2040	668,633	689,165
FNMA	3.50	12-1-2040	97,795	100,798
FNMA	3.50	1-1-2041	27,071	27,902
FNMA	3.50	1-1-2041	46,470	47,897
FNMA	3.50	1-1-2041	14,085	14,509
FNMA	3.50	1-1-2041	203,673	209,928
FNMA	3.50	2-1-2041	294,175	303,209
FNMA	3.50	2-1-2041	24,159	24,787
FNMA	3.50	2-1-2041	352,396	363,219
FNMA	3.50	9-1-2042	5,593,429	5,761,830
FNMA	3.50	9-1-2042	3,870,172	3,991,250
FNMA	3.50	10-1-2042	3,344,246	3,444,960
FNMA	3.50	12-1-2042	744,049	766,455
FNMA	3.50	4-1-2043	3,606,471	3,717,304
FNMA	3.50	5-1-2043	111,467	114,425
FNMA	3.50	5-1-2043	238,075	245,392
FNMA	3.50	6-1-2043	284,620	293,143
FNMA	3.50	7-1-2043	4,134,499	4,255,791
FNMA	3.50	8-1-2043	769,968	792,519
FNMA	3.50	9-1-2043	350,951	361,302
FNMA	3.50	9-1-2043	179,680	184,878
FNMA	3.50	1-1-2044	4,124,473	4,244,591
FNMA	3.50	1-1-2045	5,258,248	5,394,942
FNMA	3.50	1-1-2045	8,443,155	8,662,645
FNMA	3.50	5-1-2045	6,306,947	6,470,903
FNMA	3.50	8-1-2045	6,767,926	6,953,327
FNMA	3.50	11-1-2045	5,064,758	5,196,422
FNMA	3.50	12-1-2045	1,411,482	1,448,175
FNMA	3.50	2-1-2046	6,274,513	6,437,626
FNMA	3.50	4-1-2046	3,308,539	3,394,549
FNMA %%	3.50	3-13-2047	11,000,000	11,273,282
FNMA	4.00	7-1-2018	235,510	242,426
FNMA	4.00	7-1-2018	7,487	7,707
FNMA	4.00	7-1-2018	684	704
FNMA	4.00	7-1-2018	10,036	10,331

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	8-1-2018	$176,226	$181,402
FNMA	4.00	8-1-2018	106,839	109,977
FNMA	4.00	8-1-2018	71,073	73,161
FNMA	4.00	8-1-2018	69,914	71,968
FNMA	4.00	9-1-2018	1,402	1,443
FNMA	4.00	9-1-2018	7,105	7,316
FNMA	4.00	2-1-2019	19,417	19,995
FNMA	4.00	4-1-2019	15,160	15,610
FNMA	4.00	4-1-2019	4,859	5,003
FNMA	4.00	5-1-2019	6,914	7,120
FNMA	4.00	12-1-2019	214,120	220,428
FNMA	4.00	5-1-2020	350,183	360,499
FNMA	4.00	10-1-2020	15,970	16,456
FNMA	4.00	1-1-2021	166,941	172,190
FNMA	4.00	5-1-2021	129,050	133,232
FNMA	4.00	6-1-2021	88,797	91,645
FNMA	4.00	2-1-2024	3,336	3,504
FNMA	4.00	3-1-2024	181,578	190,700
FNMA	4.00	4-1-2024	327,010	343,569
FNMA	4.00	5-1-2024	13,326	13,998
FNMA	4.00	6-1-2024	31,844	33,453
FNMA	4.00	6-1-2024	26,389	27,716
FNMA	4.00	6-1-2024	68,710	71,894
FNMA	4.00	6-1-2024	113,199	118,923
FNMA	4.00	9-1-2024	27,556	28,949
FNMA	4.00	10-1-2024	24,756	25,961
FNMA	4.00	2-1-2025	231,537	243,262
FNMA	4.00	3-1-2025	898,892	954,114
FNMA	4.00	3-1-2025	33,199	34,879
FNMA	4.00	7-1-2025	548,413	576,271
FNMA	4.00	1-1-2026	33,158	34,867
FNMA	4.00	5-1-2026	523,792	550,127
FNMA	4.00	7-1-2026	233,392	245,185
FNMA	4.00	2-1-2039	36,607	38,646
FNMA	4.00	2-1-2039	112,302	118,170
FNMA	4.00	3-1-2039	18,781	19,749
FNMA	4.00	8-1-2039	227,164	239,178
FNMA	4.00	8-1-2039	523,387	553,668
FNMA	4.00	8-1-2039	140,269	147,775
FNMA	4.00	8-1-2039	1,786,413	1,899,745
FNMA	4.00	11-1-2039	14,404	15,149
FNMA	4.00	1-1-2040	125,489	132,084
FNMA	4.00	1-1-2040	129,642	136,517
FNMA	4.00	3-1-2040	8,941	9,413
FNMA	4.00	3-1-2040	220,697	232,402
FNMA	4.00	8-1-2040	185,437	195,615
FNMA	4.00	8-1-2040	34,675	36,523
FNMA	4.00	8-1-2040	550,594	580,739
FNMA	4.00	8-1-2040	487,975	514,755
FNMA	4.00	9-1-2040	13,234	13,940

12	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	9-1-2040	$14,089	$14,840
FNMA	4.00	9-1-2040	33,643	35,483
FNMA	4.00	10-1-2040	123,134	129,733
FNMA	4.00	10-1-2040	239,563	252,344
FNMA	4.00	10-1-2040	17,835	18,796
FNMA	4.00	10-1-2040	19,393	20,456
FNMA	4.00	11-1-2040	1,599,288	1,686,768
FNMA	4.00	11-1-2040	84,583	89,217
FNMA	4.00	11-1-2040	124,950	131,459
FNMA	4.00	11-1-2040	18,333	19,341
FNMA	4.00	11-1-2040	20,976	22,126
FNMA	4.00	11-1-2040	33,734	35,578
FNMA	4.00	11-1-2040	177,782	187,529
FNMA	4.00	11-1-2040	152,345	160,301
FNMA	4.00	12-1-2040	24,622	25,974
FNMA	4.00	12-1-2040	45,532	48,030
FNMA	4.00	12-1-2040	167,244	176,420
FNMA	4.00	12-1-2040	34,705	36,610
FNMA	4.00	12-1-2040	200,002	210,988
FNMA	4.00	12-1-2040	449,198	473,769
FNMA	4.00	12-1-2040	1,594,919	1,690,981
FNMA	4.00	12-1-2040	9,326	9,841
FNMA	4.00	12-1-2040	69,243	73,042
FNMA	4.00	1-1-2041	37,716	39,790
FNMA	4.00	1-1-2041	6,558	6,919
FNMA	4.00	2-1-2041	162,204	171,120
FNMA	4.00	2-1-2041	86,821	91,606
FNMA	4.00	3-1-2041	59,162	62,412
FNMA	4.00	3-1-2041	1,082,220	1,141,762
FNMA	4.00	4-1-2041	128,339	135,184
FNMA	4.00	5-1-2041	2,317,798	2,445,642
FNMA	4.00	7-1-2041	16,822	17,689
FNMA	4.00	7-1-2041	62,300	65,743
FNMA	4.00	8-1-2041	13,950	14,718
FNMA	4.00	8-1-2041	167,183	176,398
FNMA	4.00	10-1-2041	811,829	856,695
FNMA	4.00	10-1-2041	648,510	683,251
FNMA	4.00	10-1-2041	108,018	113,937
FNMA	4.00	10-1-2041	59,146	62,390
FNMA	4.00	11-1-2041	169,337	178,626
FNMA	4.00	11-1-2041	557,605	588,383
FNMA	4.00	12-1-2041	95,005	100,236
FNMA	4.00	12-1-2041	118,641	125,198
FNMA	4.00	12-1-2041	163,382	171,903
FNMA	4.00	1-1-2042	6,588	6,935
FNMA	4.00	1-1-2042	24,580	25,872
FNMA	4.00	2-1-2042	34,766	36,600
FNMA	4.00	2-1-2042	12,600	13,297
FNMA	4.00	2-1-2042	76,654	80,857
FNMA	4.00	2-1-2042	1,376,456	1,449,070

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	4-1-2042	$703,671	$742,458
FNMA	4.00	7-1-2042	22,851	24,030
FNMA	4.00	10-1-2043	3,276,458	3,446,546
FNMA	4.00	10-1-2043	2,374,918	2,497,661
FNMA	4.00	12-1-2043	2,161,562	2,272,957
FNMA	4.00	7-1-2044	2,508,371	2,637,638
FNMA	4.00	9-1-2044	5,232,092	5,501,725
FNMA	4.00	10-1-2044	4,349,636	4,573,792
FNMA	4.00	7-1-2045	5,883,669	6,186,957
FNMA	4.00	12-1-2045	4,433,537	4,662,086
FNMA	4.50	3-1-2018	2,413	2,474
FNMA	4.50	4-1-2018	13,387	13,726
FNMA	4.50	12-1-2018	2,206	2,261
FNMA	4.50	5-1-2019	2,898	2,971
FNMA	4.50	1-1-2020	7,188	7,392
FNMA	4.50	8-1-2020	4,018	4,144
FNMA	4.50	10-1-2020	14,619	15,035
FNMA	4.50	12-1-2020	24,592	25,422
FNMA	4.50	1-1-2021	13,434	13,774
FNMA	4.50	3-1-2022	18,817	19,294
FNMA	4.50	3-1-2022	66,355	68,096
FNMA	4.50	5-1-2022	3,738	3,833
FNMA	4.50	11-1-2022	24,254	25,134
FNMA	4.50	2-1-2023	98,154	101,619
FNMA	4.50	3-1-2023	7,411	7,658
FNMA	4.50	3-1-2023	3,044	3,216
FNMA	4.50	3-1-2023	46,304	48,633
FNMA	4.50	5-1-2023	57,525	58,982
FNMA	4.50	5-1-2023	13,038	13,562
FNMA	4.50	5-1-2023	8,025	8,433
FNMA	4.50	5-1-2023	7,241	7,466
FNMA	4.50	6-1-2023	71,055	75,077
FNMA	4.50	12-1-2023	27,719	28,809
FNMA	4.50	3-1-2024	5,776	6,051
FNMA	4.50	5-1-2024	103,178	108,937
FNMA	4.50	5-1-2024	8,099	8,536
FNMA	4.50	7-1-2024	415,243	437,225
FNMA	4.50	8-1-2024	3,858	4,078
FNMA	4.50	8-1-2024	54,389	57,374
FNMA	4.50	8-1-2024	35,607	37,555
FNMA	4.50	1-1-2025	591,365	625,232
FNMA	4.50	3-1-2025	31,752	33,567
FNMA	4.50	3-1-2025	589,815	623,339
FNMA	4.50	4-1-2025	56,156	59,240
FNMA	4.50	4-1-2025	12,548	13,514
FNMA	4.50	10-1-2025	81,902	88,199
FNMA	4.50	2-1-2026	48,583	52,259
FNMA	4.50	2-1-2026	15,653	16,286
FNMA	4.50	4-1-2026	321,675	340,450
FNMA	4.50	5-1-2026	34,974	37,015

14	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	6-1-2026	$9,535	$9,920
FNMA	4.50	4-1-2028	16,640	17,930
FNMA	4.50	4-1-2028	6,550	7,058
FNMA	4.50	4-1-2028	13,528	14,539
FNMA	4.50	3-1-2029	13,314	14,344
FNMA	4.50	5-1-2029	1,952,849	2,103,965
FNMA	4.50	10-1-2029	125,049	134,743
FNMA	4.50	9-1-2033	150,030	161,644
FNMA	4.50	4-1-2035	54,781	58,878
FNMA	4.50	5-1-2035	10,618	11,446
FNMA	4.50	7-1-2035	2,190	2,362
FNMA	4.50	8-1-2035	2,002	2,152
FNMA	4.50	9-1-2035	11,139	12,029
FNMA	4.50	9-1-2035	226,190	244,341
FNMA	4.50	10-1-2035	31,325	33,833
FNMA	4.50	3-1-2038	205,173	221,343
FNMA	4.50	2-1-2039	145,214	156,556
FNMA	4.50	2-1-2039	5,915	6,358
FNMA	4.50	2-1-2039	23,610	25,391
FNMA	4.50	2-1-2039	8,765	9,434
FNMA	4.50	3-1-2039	557,662	600,040
FNMA	4.50	3-1-2039	343,368	369,780
FNMA	4.50	4-1-2039	626,916	674,831
FNMA	4.50	4-1-2039	3,126	3,363
FNMA	4.50	4-1-2039	164,662	177,084
FNMA	4.50	4-1-2039	545,208	587,341
FNMA	4.50	5-1-2039	696,727	752,448
FNMA	4.50	5-1-2039	303,617	329,240
FNMA	4.50	6-1-2039	393,906	424,014
FNMA	4.50	9-1-2039	728,816	789,435
FNMA	4.50	12-1-2039	62,072	66,851
FNMA	4.50	2-1-2040	1,562,720	1,695,057
FNMA	4.50	5-1-2040	1,063,932	1,152,005
FNMA	4.50	6-1-2040	398,472	430,098
FNMA	4.50	8-1-2040	108,758	117,374
FNMA	4.50	8-1-2040	961,003	1,036,959
FNMA	4.50	9-1-2040	13,819	14,914
FNMA	4.50	10-1-2040	151,320	163,338
FNMA	4.50	11-1-2040	795,071	857,213
FNMA	4.50	2-1-2041	2,786,446	3,005,422
FNMA	4.50	5-1-2041	5,307	5,705
FNMA	4.50	5-1-2041	1,088,908	1,174,230
FNMA	4.50	1-1-2042	3,162,300	3,407,702
FNMA	4.50	9-1-2043	2,130,863	2,295,002
FNMA	5.00	12-1-2017	27,850	28,527
FNMA	5.00	6-1-2018	30,254	30,989
FNMA	5.00	10-1-2018	22,818	23,372
FNMA	5.00	11-1-2018	8,600	8,812
FNMA	5.00	6-1-2019	26,284	26,923
FNMA	5.00	9-1-2019	90,584	92,832

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	10-1-2019	$38,043	$39,034
FNMA	5.00	11-1-2019	31,095	31,988
FNMA	5.00	6-1-2020	16,910	17,684
FNMA	5.00	5-1-2023	137,650	146,715
FNMA	5.00	5-1-2023	26,525	27,378
FNMA	5.00	6-1-2023	22,175	23,652
FNMA	5.00	6-1-2023	77,005	82,301
FNMA	5.00	9-1-2024	47,504	52,107
FNMA	5.00	3-1-2025	474,245	506,838
FNMA	5.00	4-1-2034	85,294	94,767
FNMA	5.00	4-1-2034	292,680	321,820
FNMA	5.00	4-1-2035	734,142	807,083
FNMA	5.00	6-1-2035	242,647	266,158
FNMA	5.00	7-1-2035	14,796	16,260
FNMA	5.00	7-1-2035	12,735	13,969
FNMA	5.00	7-1-2035	30,319	33,314
FNMA	5.00	8-1-2035	30,600	33,631
FNMA	5.00	10-1-2035	914,099	1,005,064
FNMA	5.00	11-1-2035	213,316	234,566
FNMA	5.00	2-1-2036	1,100,253	1,209,067
FNMA	5.00	7-1-2036	24,778	27,222
FNMA	5.00	11-1-2036	71,893	78,964
FNMA	5.00	11-1-2036	105,511	115,734
FNMA	5.00	5-1-2037	21,707	23,810
FNMA	5.00	5-1-2037	20,194	22,151
FNMA	5.00	5-1-2037	63,651	69,818
FNMA	5.00	6-1-2037	28,141	30,867
FNMA	5.00	8-1-2037	149,417	163,894
FNMA	5.00	2-1-2038	570,715	627,083
FNMA	5.00	4-1-2038	17,146	18,808
FNMA	5.00	5-1-2038	98,278	107,801
FNMA	5.00	5-1-2038	58,141	63,774
FNMA	5.00	5-1-2038	25,123	27,557
FNMA	5.00	7-1-2038	2,164	2,374
FNMA	5.00	7-1-2038	4,495	4,930
FNMA	5.00	11-1-2038	73,258	80,356
FNMA	5.00	11-1-2038	53,351	58,521
FNMA	5.00	11-1-2038	4,652	5,103
FNMA	5.00	4-1-2039	104,137	114,230
FNMA	5.00	4-1-2039	133,992	146,975
FNMA	5.00	7-1-2039	161,127	176,739
FNMA	5.00	8-1-2039	1,549,486	1,700,899
FNMA	5.00	10-1-2039	299,252	328,248
FNMA	5.00	9-1-2040	1,666,716	1,829,549
FNMA	5.00	4-1-2041	1,120,351	1,229,270
FNMA	5.00	8-1-2041	106,985	117,473
FNMA	5.50	4-1-2017	278	278
FNMA	5.50	6-1-2017	3,007	3,013
FNMA	5.50	7-1-2017	5,179	5,196
FNMA	5.50	8-1-2017	1,356	1,361

16	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	10-1-2017	$8,280	$8,338
FNMA	5.50	3-1-2018	4,650	4,688
FNMA	5.50	4-1-2018	4,385	4,441
FNMA	5.50	12-1-2018	59,818	60,845
FNMA	5.50	5-1-2021	68,496	71,460
FNMA	5.50	5-1-2023	74,430	80,165
FNMA	5.50	2-1-2024	6,721	7,207
FNMA	5.50	6-1-2024	61,851	66,120
FNMA	5.50	8-1-2025	40,548	45,570
FNMA	5.50	7-1-2033	78,813	88,486
FNMA	5.50	9-1-2033	138,397	155,408
FNMA	5.50	11-1-2033	72,912	81,861
FNMA	5.50	7-1-2034	51,192	57,055
FNMA	5.50	9-1-2034	30,802	34,561
FNMA	5.50	10-1-2034	18,188	20,413
FNMA	5.50	12-1-2034	139,597	156,742
FNMA	5.50	1-1-2035	123,126	137,446
FNMA	5.50	1-1-2035	823,663	924,833
FNMA	5.50	6-1-2035	175,529	196,794
FNMA	5.50	8-1-2035	17,110	19,216
FNMA	5.50	8-1-2035	107,290	120,359
FNMA	5.50	8-1-2035	202,426	225,789
FNMA	5.50	9-1-2035	176,840	198,391
FNMA	5.50	12-1-2035	235,370	263,889
FNMA	5.50	12-1-2035	244,663	273,674
FNMA	5.50	2-1-2036	118,342	132,506
FNMA	5.50	4-1-2036	155,849	174,742
FNMA	5.50	4-1-2036	352,981	395,000
FNMA	5.50	9-1-2036	10,730	12,001
FNMA	5.50	2-1-2037	104,023	119,404
FNMA	5.50	3-1-2037	26,385	29,515
FNMA	5.50	5-1-2037	41,266	45,885
FNMA	5.50	6-1-2037	87,838	98,655
FNMA	5.50	7-1-2037	8,598	9,617
FNMA	5.50	7-1-2037	28,435	31,783
FNMA	5.50	2-1-2038	24,998	27,796
FNMA	5.50	2-1-2038	28,464	31,821
FNMA	5.50	2-1-2038	243,429	271,570
FNMA	5.50	3-1-2038	8,367	9,315
FNMA	5.50	4-1-2038	304,273	340,593
FNMA	5.50	5-1-2038	403,417	451,240
FNMA	5.50	5-1-2038	189,168	211,454
FNMA	5.50	5-1-2038	27,137	30,346
FNMA	5.50	6-1-2038	100,374	112,288
FNMA	5.50	8-1-2038	21,125	23,686
FNMA	5.50	9-1-2038	116,496	130,522
FNMA	5.50	11-1-2038	250,605	280,773
FNMA	5.50	11-1-2038	232,585	259,989
FNMA	5.50	1-1-2039	161,435	180,414
FNMA	5.50	2-1-2039	883,646	991,948

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	5-1-2039	$143,498	$160,332
FNMA	5.50	12-1-2039	4,992	5,579
FNMA	5.50	6-1-2040	9,234	10,344
FNMA	5.50	9-1-2040	63,493	70,780
FNMA	5.50	2-1-2041	96,581	107,921
FNMA	5.63	7-15-2037	105,000	142,061
FNMA	6.00	11-1-2017	5	5
FNMA	6.00	11-1-2017	12,743	12,851
FNMA	6.00	1-1-2018	4,494	4,546
FNMA	6.00	5-1-2021	39,638	42,129
FNMA	6.00	5-1-2021	51,083	53,994
FNMA	6.00	9-1-2021	23,448	24,650
FNMA	6.00	8-1-2022	13,466	14,474
FNMA	6.00	10-1-2022	36,117	38,592
FNMA	6.00	9-1-2024	5,703	6,049
FNMA	6.00	11-1-2033	13,808	15,846
FNMA	6.00	8-1-2034	54,897	62,712
FNMA	6.00	9-1-2034	28,670	32,642
FNMA	6.00	10-1-2034	51,488	59,027
FNMA	6.00	11-1-2034	56,568	64,383
FNMA	6.00	3-1-2035	20,185	22,900
FNMA	6.00	1-1-2036	144,670	164,323
FNMA	6.00	3-1-2036	20,220	22,880
FNMA	6.00	9-1-2036	74,310	84,137
FNMA	6.00	9-1-2036	25,825	29,206
FNMA	6.00	9-1-2036	1,046	1,183
FNMA	6.00	11-1-2036	377,070	426,620
FNMA	6.00	1-1-2037	152,227	172,203
FNMA	6.00	2-1-2037	588,327	665,828
FNMA	6.00	2-1-2037	1,405	1,590
FNMA	6.00	3-1-2037	92,130	104,317
FNMA	6.00	4-1-2037	5,431	6,150
FNMA	6.00	5-1-2037	2,117	2,398
FNMA	6.00	6-1-2037	2,931	3,320
FNMA	6.00	8-1-2037	62,183	70,817
FNMA	6.00	8-1-2037	14,199	16,080
FNMA	6.00	8-1-2037	1,125	1,272
FNMA	6.00	8-1-2037	217,162	245,773
FNMA	6.00	9-1-2037	156,775	177,298
FNMA	6.00	9-1-2037	13,164	14,887
FNMA	6.00	9-1-2037	22,507	25,476
FNMA	6.00	9-1-2037	27,906	31,599
FNMA	6.00	9-1-2037	24,440	27,681
FNMA	6.00	9-1-2037	17,933	20,280
FNMA	6.00	9-1-2037	15,901	17,982
FNMA	6.00	9-1-2037	1,493	1,689
FNMA	6.00	9-1-2037	18,616	21,085
FNMA	6.00	10-1-2037	1,360	1,540
FNMA	6.00	10-1-2037	12,528	14,168
FNMA	6.00	10-1-2037	43,065	48,761

18	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	10-1-2037	$1,754	$1,986
FNMA	6.00	11-1-2037	9,213	10,426
FNMA	6.00	11-1-2037	7,554	8,550
FNMA	6.00	11-1-2037	11,678	13,210
FNMA	6.00	11-1-2037	2,319	2,623
FNMA	6.00	11-1-2037	2,256	2,553
FNMA	6.00	12-1-2037	12,013	13,604
FNMA	6.00	1-1-2038	135,960	153,894
FNMA	6.00	1-1-2038	15,412	17,441
FNMA	6.00	1-1-2038	8,119	9,183
FNMA	6.00	2-1-2038	20,334	22,996
FNMA	6.00	2-1-2038	45,101	51,022
FNMA	6.00	2-1-2038	997	1,128
FNMA	6.00	2-1-2038	29,740	33,633
FNMA	6.00	6-1-2038	11,853	13,405
FNMA	6.00	7-1-2038	92,569	104,687
FNMA	6.00	7-1-2038	27,876	31,550
FNMA	6.00	7-1-2038	3,976	4,504
FNMA	6.00	7-1-2038	32,390	36,630
FNMA	6.00	8-1-2038	22,596	25,562
FNMA	6.00	8-1-2038	7,129	8,062
FNMA	6.00	8-1-2038	5,513	6,234
FNMA	6.00	8-1-2038	984	1,113
FNMA	6.00	8-1-2038	2,137	2,416
FNMA	6.00	8-1-2038	22,223	25,133
FNMA	6.00	9-1-2038	5,836	6,600
FNMA	6.00	9-1-2038	1,312	1,484
FNMA	6.00	9-1-2038	19,429	21,973
FNMA	6.00	9-1-2038	11,014	12,463
FNMA	6.00	9-1-2038	15,236	17,240
FNMA	6.00	9-1-2038	6,311	7,138
FNMA	6.00	9-1-2038	20,087	22,717
FNMA	6.00	9-1-2038	2,259	2,555
FNMA	6.00	9-1-2038	595	673
FNMA	6.00	9-1-2038	4,247	4,855
FNMA	6.00	9-1-2038	28,326	32,034
FNMA	6.00	9-1-2038	14,401	16,286
FNMA	6.00	9-1-2038	19,951	22,804
FNMA	6.00	10-1-2038	12,494	14,129
FNMA	6.00	10-1-2038	4,392	4,967
FNMA	6.00	10-1-2038	27,425	31,015
FNMA	6.00	11-1-2038	77,965	88,171
FNMA	6.00	11-1-2038	11,444	12,953
FNMA	6.00	11-1-2038	6,835	7,731
FNMA	6.00	11-1-2038	21,684	24,525
FNMA	6.00	11-1-2038	1,447	1,636
FNMA	6.00	11-1-2038	15,956	18,045
FNMA	6.00	12-1-2038	30,461	34,449
FNMA	6.00	12-1-2038	18,047	20,410
FNMA	6.00	12-1-2038	19,761	22,352

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	1-1-2039	$5,927	$6,703
FNMA	6.00	2-1-2039	21,886	24,802
FNMA	6.00	3-1-2039	5,820	6,603
FNMA	6.00	9-1-2039	51,627	58,404
FNMA	6.00	9-1-2039	1,146	1,298
FNMA	6.00	10-1-2039	962,060	1,089,688
FNMA	6.00	6-1-2040	6,033	6,833
FNMA	6.21	8-6-2038	140,000	204,315
FNMA	6.25	5-15-2029	350,000	470,135
FNMA	6.50	7-1-2036	78,249	90,679
FNMA	6.50	9-1-2036	43,207	50,829
FNMA	6.50	9-1-2036	2,713	3,059
FNMA	6.50	12-1-2036	199,610	224,300
FNMA	6.50	3-1-2037	8,766	9,874
FNMA	6.50	4-1-2037	8,901	10,002
FNMA	6.50	5-1-2037	37,148	41,743
FNMA	6.50	5-1-2037	829	931
FNMA	6.50	6-1-2037	41,156	46,247
FNMA	6.50	6-1-2037	30,052	33,782
FNMA	6.50	8-1-2037	6,705	7,534
FNMA	6.50	9-1-2037	274,643	310,124
FNMA	6.50	9-1-2037	2,260	2,601
FNMA	6.50	9-1-2037	207,955	234,572
FNMA	6.50	10-1-2037	20,732	23,360
FNMA	6.50	10-1-2037	318,623	360,861
FNMA	6.50	10-1-2037	1,810	2,034
FNMA	6.50	10-1-2037	59,066	66,371
FNMA	6.50	11-1-2037	95,968	109,054
FNMA	6.50	11-1-2037	8,285	9,310
FNMA	6.50	11-1-2037	24,271	27,532
FNMA	6.50	1-1-2038	13,071	14,688
FNMA	6.50	1-1-2038	61,993	71,839
FNMA	6.50	3-1-2038	4,409	5,147
FNMA	6.50	7-1-2038	8,560	9,618
FNMA	6.50	9-1-2038	5,060	5,686
FNMA	6.50	9-1-2038	6,174	6,944
FNMA	6.50	10-1-2038	20,860	23,440
FNMA	6.50	1-1-2039	211,760	240,103
FNMA	6.50	2-1-2039	18,261	20,520
FNMA	6.50	6-1-2039	14,115	15,938
FNMA	6.50	10-1-2039	155,937	177,695
FNMA	6.50	10-1-2039	418,658	473,793
FNMA	6.50	5-1-2040	115,085	130,231
FNMA	6.63	11-15-2030	910,000	1,284,923
FNMA	7.00	8-1-2037	9,822	11,478
FNMA	7.13	1-15-2030	350,000	506,146
FNMA	7.25	5-15-2030	310,000	455,813
GNMA	3.00	9-15-2042	1,827,604	1,855,385
GNMA	3.00	9-15-2042	156,259	158,394
GNMA	3.00	9-20-2042	3,901,177	3,964,644

20	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	3.00%	11-20-2042	$1,971,697	$2,003,774
GNMA	3.00	12-20-2042	840,501	854,175
GNMA	3.00	1-20-2043	4,051,267	4,117,177
GNMA	3.00	2-20-2043	4,881,938	4,952,614
GNMA	3.00	3-15-2043	707,234	717,962
GNMA	3.00	3-15-2043	758,964	770,501
GNMA	3.00	3-20-2043	3,147,444	3,198,651
GNMA	3.00	3-20-2043	1,470,398	1,492,046
GNMA	3.00	4-20-2043	841,773	855,469
GNMA	3.00	6-15-2043	371,964	377,598
GNMA	3.00	8-20-2043	2,329,706	2,367,611
GNMA	3.00	9-15-2043	166,174	168,685
GNMA	3.00	3-20-2045	3,736,905	3,786,925
GNMA	3.00	4-20-2045	2,680,721	2,716,535
GNMA	3.00	6-20-2045	5,069,130	5,136,461
GNMA	3.00	4-20-2046	4,943,746	5,009,351
GNMA	3.00	7-20-2046	2,457,824	2,490,440
GNMA	3.00	10-20-2046	3,454,604	3,500,448
GNMA	3.00	11-20-2046	9,270,048	9,393,063
GNMA %%	3.00	3-21-2047	8,000,000	8,094,687
GNMA	3.50	12-15-2040	297,610	312,026
GNMA	3.50	1-15-2041	200,245	208,280
GNMA	3.50	10-15-2041	1,116,920	1,164,494
GNMA	3.50	3-20-2042	844,089	881,539
GNMA	3.50	4-20-2042	568,535	593,759
GNMA	3.50	5-15-2042	687,627	715,309
GNMA	3.50	6-20-2042	929,193	971,273
GNMA	3.50	7-15-2042	1,440,980	1,506,730
GNMA	3.50	10-20-2042	1,692,340	1,767,429
GNMA	3.50	3-20-2043	2,485,178	2,593,119
GNMA	3.50	4-15-2043	1,508,687	1,571,100
GNMA	3.50	10-20-2043	1,914,406	1,999,361
GNMA	3.50	1-20-2044	1,800,099	1,879,984
GNMA	3.50	5-20-2044	1,815,368	1,892,350
GNMA	3.50	10-20-2044	6,002,984	6,251,628
GNMA	3.50	12-20-2044	3,616,928	3,766,743
GNMA	3.50	3-20-2045	2,620,104	2,727,263
GNMA	3.50	4-20-2045	9,048,129	9,429,422
GNMA	3.50	6-20-2045	6,067,273	6,315,416
GNMA	3.50	10-20-2045	4,816,969	5,013,976
GNMA	3.50	3-20-2046	4,469,848	4,652,658
GNMA	3.50	4-20-2046	9,598,941	9,991,524
GNMA	3.50	7-20-2046	8,849,135	9,211,051
GNMA %%	3.50	3-21-2047	3,000,000	3,120,820
GNMA	4.00	6-15-2039	127,508	134,981
GNMA	4.00	7-15-2039	28,927	30,619
GNMA	4.00	7-15-2039	182,603	193,284
GNMA	4.00	8-15-2040	1,421,553	1,509,120
GNMA	4.00	10-15-2040	885,092	943,757
GNMA	4.00	1-15-2041	1,634,603	1,750,540

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.00%	1-15-2041	$659,212	$705,543
GNMA	4.00	7-15-2041	365,440	387,940
GNMA	4.00	10-20-2041	724,409	770,406
GNMA	4.00	11-20-2041	2,052,793	2,182,743
GNMA	4.00	2-20-2042	476,223	506,098
GNMA	4.00	4-20-2042	2,086,975	2,220,346
GNMA	4.00	5-20-2042	1,597,448	1,697,479
GNMA	4.00	3-20-2043	592,267	630,193
GNMA	4.00	8-20-2043	2,420,339	2,566,394
GNMA	4.00	3-20-2044	2,736,289	2,898,664
GNMA	4.00	5-20-2044	2,695,959	2,855,800
GNMA	4.00	6-20-2044	2,361,487	2,501,498
GNMA	4.00	8-20-2044	3,045,915	3,226,298
GNMA	4.00	11-20-2045	6,305,137	6,678,282
GNMA	4.50	3-15-2037	40,102	43,205
GNMA	4.50	3-15-2038	14,340	15,551
GNMA	4.50	4-15-2039	156,200	168,492
GNMA	4.50	5-15-2039	383,252	417,451
GNMA	4.50	6-15-2039	216,694	234,146
GNMA	4.50	7-15-2039	448,880	484,779
GNMA	4.50	7-15-2039	262,268	283,164
GNMA	4.50	9-15-2039	158,513	170,705
GNMA	4.50	10-15-2039	368,091	397,419
GNMA	4.50	12-15-2039	468,136	508,458
GNMA	4.50	1-15-2040	493,648	532,499
GNMA	4.50	4-15-2040	56,856	61,244
GNMA	4.50	5-15-2040	13,765	14,847
GNMA	4.50	6-15-2040	480,851	523,888
GNMA	4.50	6-15-2040	195,974	211,724
GNMA	4.50	6-15-2040	45,647	49,206
GNMA	4.50	9-15-2040	31,616	34,060
GNMA	4.50	9-15-2040	208,299	224,754
GNMA	4.50	10-15-2040	19,589	21,104
GNMA	4.50	11-15-2040	747,240	807,489
GNMA	4.50	12-15-2040	67,770	72,993
GNMA	4.50	2-15-2041	626,756	683,948
GNMA	4.50	3-15-2041	29,410	31,689
GNMA	4.50	4-15-2041	62,600	67,588
GNMA	4.50	4-15-2041	117,414	127,280
GNMA	4.50	5-15-2041	15,390	16,572
GNMA	4.50	6-15-2041	771,143	832,241
GNMA	4.50	6-15-2041	37,500	40,385
GNMA	4.50	6-15-2041	81,755	88,271
GNMA	4.50	7-15-2041	72,030	77,696
GNMA	4.50	7-20-2041	593,387	641,219
GNMA	4.50	10-15-2041	109,939	118,783
GNMA	4.50	10-15-2041	32,291	34,775
GNMA	4.50	10-15-2041	27,967	30,116
GNMA	4.50	11-20-2041	557,374	602,304
GNMA	4.50	12-20-2043	2,178,526	2,330,273

22	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	1-20-2044	$1,330,193	$1,422,849
GNMA	4.50	4-20-2044	1,545,461	1,653,111
GNMA	4.50	10-20-2045	2,530,630	2,706,903
GNMA	5.00	3-15-2035	206,730	228,557
GNMA	5.00	5-15-2038	702,964	779,168
GNMA	5.00	8-15-2038	4,083	4,527
GNMA	5.00	8-15-2038	463,501	513,030
GNMA	5.00	8-15-2038	83,969	93,020
GNMA	5.00	12-15-2038	242,048	268,440
GNMA	5.00	3-15-2039	251,266	277,153
GNMA	5.00	3-15-2039	38,612	42,795
GNMA	5.00	5-15-2039	109,722	120,530
GNMA	5.00	7-15-2039	16,700	18,450
GNMA	5.00	11-15-2039	617,005	689,086
GNMA	5.00	1-15-2040	960,855	1,073,386
GNMA	5.00	2-15-2040	594,011	663,491
GNMA	5.00	5-15-2040	557,944	616,417
GNMA	5.00	7-15-2040	580,374	643,245
GNMA	5.00	7-15-2040	2,199	2,430
GNMA	5.00	12-15-2040	401,293	444,184
GNMA	5.00	9-15-2041	63,452	69,697
GNMA	5.00	10-15-2041	153,713	169,805
GNMA	5.00	5-20-2042	740,970	800,295
GNMA	5.50	9-15-2034	87,539	98,866
GNMA	5.50	11-15-2035	120,129	135,441
GNMA	5.50	12-15-2035	118,347	133,697
GNMA	5.50	2-15-2036	52,526	58,849
GNMA	5.50	3-15-2036	110,498	123,897
GNMA	5.50	5-15-2036	2,249	2,509
GNMA	5.50	5-15-2036	21,291	24,150
GNMA	5.50	2-15-2037	29,081	32,403
GNMA	5.50	6-15-2037	2,688	2,997
GNMA	5.50	8-15-2037	42,340	47,245
GNMA	5.50	2-15-2038	98,903	110,637
GNMA	5.50	3-15-2038	4,859	5,429
GNMA	5.50	3-15-2038	23,772	26,579
GNMA	5.50	4-15-2038	60,027	67,173
GNMA	5.50	5-15-2038	39,553	44,262
GNMA	5.50	5-15-2038	166,752	186,604
GNMA	5.50	6-15-2038	17,590	19,655
GNMA	5.50	6-15-2038	5,678	6,331
GNMA	5.50	6-15-2038	34,573	38,628
GNMA	5.50	7-15-2038	144,516	161,479
GNMA	5.50	8-15-2038	9,782	10,931
GNMA	5.50	8-15-2038	55,157	61,723
GNMA	5.50	9-15-2038	35,565	40,365
GNMA	5.50	9-15-2038	31,687	35,421
GNMA	5.50	10-15-2038	155,202	172,932
GNMA	5.50	10-15-2038	20,287	22,669
GNMA	5.50	11-15-2038	14,266	15,939

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	11-15-2038	$37,167	$41,530
GNMA	5.50	11-15-2038	107,039	119,720
GNMA	5.50	11-15-2038	103,106	115,382
GNMA	5.50	12-15-2038	94,301	105,371
GNMA	5.50	12-15-2038	20,683	23,110
GNMA	5.50	12-15-2038	118,788	132,894
GNMA	5.50	1-15-2039	38,571	43,099
GNMA	5.50	1-15-2039	20,685	23,113
GNMA	5.50	7-15-2039	10,550	11,837
GNMA	5.50	7-15-2039	65,864	73,589
GNMA	5.50	8-15-2039	31,934	35,680
GNMA	5.50	2-15-2040	7,183	8,012
GNMA	5.50	2-15-2040	17,879	19,990
GNMA	5.50	3-15-2040	24,094	26,925
GNMA	5.50	3-15-2040	202,390	226,146
GNMA	5.50	3-15-2040	34,344	38,789
GNMA	5.50	3-15-2040	22,212	24,750
GNMA	5.50	7-15-2040	12,677	14,141
GNMA	5.50	12-15-2040	34,624	38,691
GNMA	5.50	2-15-2041	41,862	46,642
GNMA	5.50	4-15-2041	80,978	90,273
GNMA	6.00	12-15-2031	13,560	15,383
GNMA	6.00	6-15-2036	116,327	131,931
GNMA	6.00	8-15-2036	1,908	2,214
GNMA	6.00	1-15-2037	271,721	308,210
GNMA	6.00	5-15-2037	3,082	3,497
GNMA	6.00	5-15-2037	4,545	5,180
GNMA	6.00	6-15-2037	8,779	10,032
GNMA	6.00	6-15-2037	37,271	42,691
GNMA	6.00	7-15-2037	28,401	32,206
GNMA	6.00	8-15-2037	55,114	63,927
GNMA	6.00	8-15-2037	4,591	5,279
GNMA	6.00	8-15-2037	102,000	115,689
GNMA	6.00	1-15-2038	125,931	142,801
GNMA	6.00	1-15-2038	2,203	2,498
GNMA	6.00	2-15-2038	2,500	2,835
GNMA	6.00	7-15-2038	172,399	195,494
GNMA	6.00	8-15-2038	71,952	81,720
GNMA	6.00	8-15-2038	141,755	161,951
GNMA	6.00	8-15-2038	39,590	44,942
GNMA	6.00	9-15-2038	85,649	97,122
GNMA	6.00	9-15-2038	187,768	212,922
GNMA	6.00	9-15-2038	2,259	2,566
GNMA	6.00	9-15-2038	1,576	1,787
GNMA	6.00	9-15-2038	1,501	1,703
GNMA	6.00	10-15-2038	12,114	13,751
GNMA	6.00	10-15-2038	28,596	32,476
GNMA	6.00	10-15-2038	24,010	27,256
GNMA	6.00	10-15-2038	145,399	165,114
GNMA	6.00	10-15-2038	19,346	21,959

24	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	10-15-2038	$82,553	$93,668
GNMA	6.00	10-15-2038	4,528	5,135
GNMA	6.00	11-15-2038	21,994	24,941
GNMA	6.00	11-15-2038	62,144	70,543
GNMA	6.00	12-15-2038	3,128	3,600
GNMA	6.00	12-15-2038	170,161	194,740
GNMA	6.00	1-15-2039	65,775	74,599
GNMA	6.00	1-15-2039	2,206	2,502
GNMA	6.00	2-15-2039	2,029	2,303
GNMA	6.00	2-15-2039	69,745	79,088
GNMA	6.00	6-15-2039	9,800	11,117
GNMA	6.00	8-15-2039	13,130	14,896
GNMA	6.00	8-15-2039	4,365	4,991
GNMA	6.00	10-15-2039	15,284	17,546
GNMA	6.00	11-15-2039	1,455	1,650
GNMA	6.00	12-15-2039	138,150	156,657
GNMA	6.00	3-15-2040	4,411	5,002
GNMA	6.00	12-15-2040	100,146	113,562
GNMA	6.00	6-15-2041	386,271	441,157
GNMA	6.00	6-15-2041	53,375	60,992
GNMA	6.00	6-15-2041	268,753	304,859
GNMA	6.50	11-15-2023	401	458
GNMA	6.50	12-15-2023	151	172
GNMA	6.50	10-15-2031	59,156	68,024
GNMA	6.50	3-15-2034	135,920	155,052
GNMA	6.50	9-15-2036	23,250	27,426
GNMA	6.50	2-15-2037	6,954	7,933
GNMA	6.50	12-15-2037	36,714	41,881
GNMA	6.50	1-15-2038	44,479	50,740
GNMA	6.50	4-15-2038	1,491	1,701
GNMA	6.50	5-15-2038	42,010	47,923
GNMA	6.50	5-15-2038	5,110	5,830
GNMA	6.50	8-15-2038	2,311	2,636
GNMA	6.50	8-15-2038	34,340	41,164
GNMA	6.50	8-15-2038	18,834	21,673
GNMA	6.50	9-15-2038	30,833	35,173
GNMA	6.50	9-15-2038	102,656	117,106
GNMA	6.50	10-15-2038	17,142	19,555
GNMA	6.50	10-15-2038	42,198	48,616
GNMA	6.50	10-15-2038	294,884	343,751
GNMA	6.50	11-15-2038	6,225	7,101
GNMA	6.50	11-15-2038	2,011	2,294
GNMA	6.50	12-15-2038	62,414	71,200
GNMA	6.50	2-15-2039	2,470	2,818
GNMA	6.50	5-15-2040	60,724	69,650
GNMA	6.50	7-15-2040	61,167	71,501
GNMA	6.50	7-15-2040	257,747	305,745
GNMA	7.00	3-15-2037	3,769	3,882
TVA	3.50	12-15-2042	105,000	103,967
TVA	3.88	2-15-2021	924,000	997,300

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
TVA	4.50%	4-1-2018	$140,000	$145,095
TVA	4.65	6-15-2035	140,000	163,156
TVA	4.88	1-15-2048	140,000	166,310
TVA	5.25	9-15-2039	450,000	569,113
TVA	5.88	4-1-2036	210,000	282,675
TVA	6.15	1-15-2038	280,000	388,440

Total Agency Securities (Cost $801,271,277)				806,474,799

Corporate Bonds and Notes: 20.77%

Consumer Discretionary: 1.89%

Auto Components: 0.04%
BorgWarner Incorporated	4.63	9-15-2020	70,000	74,922
Delphi Corporation	4.15	3-15-2024	700,000	731,122
Lear Corporation	5.25	1-15-2025	297,000	316,305

				1,122,349

Automobiles: 0.08%
Ford Motor Company	6.63	10-1-2028	140,000	166,929
Ford Motor Company	7.45	7-16-2031	700,000	887,430
General Motors Company	3.50	10-2-2018	700,000	716,041
General Motors Company	6.25	10-2-2043	175,000	199,452
General Motors Company	6.60	4-1-2036	350,000	411,138

				2,380,990

Diversified Consumer Services: 0.05%
President & Fellows of Harvard College	4.88	10-15-2040	210,000	253,509
Princeton University	5.70	3-1-2039	350,000	461,688
Stanford University	4.75	5-1-2019	350,000	373,285
University of Pennsylvania	4.67	9-1-2112	350,000	356,850

				1,445,332

Hotels, Restaurants & Leisure: 0.16%
Carnival Corporation	3.95	10-15-2020	187,000	197,264
Darden Restaurants Incorporated	6.80	10-15-2037	14,000	16,683
Hyatt Hotels Corporation	3.38	7-15-2023	112,000	112,437
Marriott International Incorporated	3.00	3-1-2019	140,000	142,603
Marriott International Incorporated	3.13	2-15-2023	226,000	226,249
Marriott International Incorporated	3.38	10-15-2020	117,000	120,488
Marriott International Incorporated	3.75	3-15-2025	500,000	506,401
McDonald’s Corporation	2.63	1-15-2022	250,000	250,292
McDonald’s Corporation	3.38	5-26-2025	245,000	248,622
McDonald’s Corporation	3.50	7-15-2020	140,000	146,139
McDonald’s Corporation	3.63	5-20-2021	70,000	73,087
McDonald’s Corporation	3.70	2-15-2042	350,000	316,405
McDonald’s Corporation	5.35	3-1-2018	280,000	290,468
McDonald’s Corporation	6.30	10-15-2037	210,000	268,081
McDonald’s Corporation	6.30	3-1-2038	420,000	531,261
McDonald’s Corporation	4.60	5-26-2045	175,000	181,374

26	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corporation	2.00%	12-5-2018	$175,000	$176,648
Starbucks Corporation	2.10	2-4-2021	525,000	525,015
Starbucks Corporation	2.70	6-15-2022	140,000	142,277
Starbucks Corporation	4.30	6-15-2045	105,000	112,300
Wyndham Worldwide Corporation	4.25	3-1-2022	350,000	364,574

				4,948,668

Household Durables: 0.09%
D.R. Horton Incorporated	3.75	3-1-2019	182,000	186,970
D.R. Horton Incorporated	4.00	2-15-2020	231,000	240,240
Leggett & Platt Incorporated	3.40	8-15-2022	70,000	70,423
Mohawk Industries Incorporated	3.85	2-1-2023	70,000	71,444
Newell Brands Incorporated	3.15	4-1-2021	525,000	535,108
Newell Brands Incorporated	4.20	4-1-2026	525,000	552,261
Newell Brands Incorporated	5.50	4-1-2046	225,000	263,723
Newell Rubbermaid Incorporated	2.88	12-1-2019	140,000	142,589
Newell Rubbermaid Incorporated	4.00	6-15-2022	70,000	73,020
Newell Rubbermaid Incorporated	6.25	4-15-2018	115,000	120,559
Tupperware Brands Corporation	4.75	6-1-2021	175,000	187,876
Whirlpool Corporation	4.00	3-1-2024	87,000	91,345
Whirlpool Corporation	4.70	6-1-2022	140,000	151,484
Whirlpool Corporation	4.85	6-15-2021	70,000	75,708

				2,762,750

Internet & Direct Marketing Retail: 0.09%
Amazon.com Incorporated	2.50	11-29-2022	350,000	347,887
Amazon.com Incorporated	2.60	12-5-2019	280,000	285,914
Amazon.com Incorporated	4.80	12-5-2034	350,000	395,325
Amazon.com Incorporated	4.95	12-5-2044	200,000	232,460
Expedia Incorporated	4.50	8-15-2024	70,000	73,046
Expedia Incorporated	5.95	8-15-2020	420,000	461,999
QVC Incorporated	4.38	3-15-2023	210,000	212,001
QVC Incorporated	4.45	2-15-2025	350,000	345,082
QVC Incorporated	5.13	7-2-2022	140,000	148,145
QVC Incorporated	5.45	8-15-2034	175,000	163,338
QVC Incorporated	5.95	3-15-2043	87,000	80,827

				2,746,024

Leisure Products: 0.01%
Hasbro Incorporated	6.35	3-15-2040	108,000	127,134
Mattel Incorporated	1.70	3-15-2018	87,000	87,015
Mattel Incorporated	3.15	3-15-2023	70,000	69,252
Mattel Incorporated	4.35	10-1-2020	70,000	73,647
Mattel Incorporated	6.20	10-1-2040	70,000	76,422

				433,470

Media: 0.96%
21st Century Fox America Incorporated	3.00	9-15-2022	262,000	261,770
21st Century Fox America Incorporated	4.50	2-15-2021	350,000	374,947

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
21st Century Fox America Incorporated	4.75%	9-15-2044	$350,000	$356,024
21st Century Fox America Incorporated	6.20	12-15-2034	350,000	417,480
21st Century Fox America Incorporated	6.65	11-15-2037	245,000	306,966
21st Century Fox America Incorporated	6.90	3-1-2019	350,000	382,525
21st Century Fox America Incorporated	6.90	8-15-2039	350,000	449,065
21st Century Fox America Incorporated	8.15	10-17-2036	175,000	246,175
CBS Corporation	3.70	8-15-2024	350,000	355,328
CBS Corporation	4.63	5-15-2018	126,000	130,200
CBS Corporation	4.85	7-1-2042	140,000	141,622
CBS Corporation	4.90	8-15-2044	350,000	359,951
CBS Corporation	7.88	7-30-2030	420,000	566,597
Charter Communications Operating LLC	4.46	7-23-2022	1,500,000	1,576,029
Charter Communications Operating LLC	6.48	10-23-2045	1,200,000	1,395,067
Comcast Corporation	3.13	7-15-2022	350,000	357,916
Comcast Corporation	3.38	2-15-2025	525,000	529,643
Comcast Corporation	3.60	3-1-2024	350,000	362,334
Comcast Corporation	4.20	8-15-2034	525,000	538,898
Comcast Corporation	4.40	8-15-2035	210,000	219,179
Comcast Corporation	4.65	7-15-2042	384,000	402,020
Comcast Corporation	4.75	3-1-2044	262,000	278,602
Comcast Corporation	5.15	3-1-2020	350,000	381,656
Comcast Corporation	6.40	3-1-2040	350,000	452,486
Comcast Corporation	6.50	11-15-2035	385,000	495,510
Comcast Corporation	6.55	7-1-2039	455,000	593,152
Comcast Corporation	6.95	8-15-2037	280,000	378,891
Discovery Communications LLC	3.30	5-15-2022	175,000	174,206
Discovery Communications LLC	4.38	6-15-2021	210,000	221,597
Discovery Communications LLC	4.95	5-15-2042	175,000	160,616
Discovery Communications LLC	5.63	8-15-2019	175,000	189,169
Discovery Communications LLC	6.35	6-1-2040	175,000	186,661
Interpublic Group of Companies	4.00	3-15-2022	350,000	364,339
NBCUniversal Media LLC	2.88	1-15-2023	350,000	349,210
NBCUniversal Media LLC	4.38	4-1-2021	560,000	604,080
NBCUniversal Media LLC	4.45	1-15-2043	350,000	355,564
NBCUniversal Media LLC	5.95	4-1-2041	350,000	428,404
Omnicom Group Incorporated	3.63	5-1-2022	175,000	181,562
Omnicom Group Incorporated	4.45	8-15-2020	63,000	67,308
Omnicom Group Incorporated	6.25	7-15-2019	455,000	498,264
Scripps Networks Interactive Incorporated	2.80	6-15-2020	500,000	504,295
TCI Communications Incorporated	7.13	2-15-2028	245,000	322,500
Thomson Reuters Corporation	3.85	9-29-2024	350,000	358,894
Thomson Reuters Corporation	4.30	11-23-2023	210,000	221,363
Thomson Reuters Corporation	4.70	10-15-2019	297,000	314,765
Thomson Reuters Corporation	5.65	11-23-2043	140,000	155,372
Thomson Reuters Corporation	5.85	4-15-2040	94,000	105,984
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	219,060
Time Warner Cable Incorporated	4.13	2-15-2021	350,000	363,738
Time Warner Cable Incorporated	4.70	1-15-2021	175,000	187,137
Time Warner Cable Incorporated	4.88	3-15-2020	350,000	375,345
Time Warner Cable Incorporated	5.00	2-1-2020	374,000	398,934

28	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	5.50%	9-1-2041	$210,000	$217,126
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	346,673
Time Warner Cable Incorporated	6.63	5-15-2029	560,000	686,724
Time Warner Cable Incorporated	6.75	7-1-2018	300,000	318,476
Time Warner Cable Incorporated	6.75	6-15-2039	350,000	416,074
Time Warner Cable Incorporated	7.30	7-1-2038	385,000	481,583
Time Warner Cable Incorporated	7.63	4-15-2031	577,000	778,562
Time Warner Cable Incorporated	8.25	4-1-2019	105,000	117,393
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	218,694
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	282,248
Time Warner Incorporated	3.40	6-15-2022	70,000	71,142
Time Warner Incorporated	4.65	6-1-2044	525,000	502,733
Time Warner Incorporated	4.75	3-29-2021	350,000	375,708
Time Warner Incorporated	4.90	6-15-2042	36,000	35,738
Time Warner Incorporated	6.50	11-15-2036	176,000	210,926
Time Warner Incorporated	7.57	2-1-2024	250,000	308,574
Viacom Incorporated	2.75	12-15-2019	105,000	105,711
Viacom Incorporated	3.25	3-15-2023	140,000	137,285
Viacom Incorporated	4.38	3-15-2043	386,000	338,900
Viacom Incorporated	4.50	3-1-2021	350,000	366,462
Viacom Incorporated	4.88	6-15-2043	122,000	110,679
Viacom Incorporated	5.25	4-1-2044	350,000	343,845
Viacom Incorporated	5.50	5-15-2033	140,000	150,228
Viacom Incorporated	5.63	9-15-2019	105,000	113,086
Viacom Incorporated	5.85	9-1-2043	87,000	92,437
Viacom Incorporated	6.88	4-30-2036	238,000	264,860
Walt Disney Company	2.35	12-1-2022	350,000	347,959
Walt Disney Company	2.55	2-15-2022	175,000	176,904
Walt Disney Company	2.75	8-16-2021	350,000	358,364
Walt Disney Company	3.00	2-13-2026	350,000	350,476
Walt Disney Company	4.13	12-1-2041	175,000	181,519
Walt Disney Company	4.13	6-1-2044	245,000	254,253
Walt Disney Company	4.38	8-16-2041	175,000	186,315
Walt Disney Company	5.50	3-15-2019	350,000	377,368
Walt Disney Company	7.00	3-1-2032	52,000	71,351

				29,314,776

Multiline Retail: 0.14%
Dollar General Corporation	3.25	4-15-2023	245,000	245,043
Kohl’s Corporation	3.25	2-1-2023	105,000	100,678
Kohl’s Corporation	4.75	12-15-2023	210,000	215,274
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	139,297
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	210,000	207,037
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	350,000	353,082
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	350,000	368,759
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	350,000	314,288
Nordstrom Incorporated	4.00	10-15-2021	175,000	181,828
Nordstrom Incorporated	4.75	5-1-2020	94,000	100,129
Nordstrom Incorporated	5.00	1-15-2044	70,000	67,824
Target Corporation	2.50	4-15-2026	300,000	282,799

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail (continued)
Target Corporation	2.90%	1-15-2022	$175,000	$178,470
Target Corporation	3.63	4-15-2046	210,000	191,853
Target Corporation	4.00	7-1-2042	332,000	326,354
Target Corporation	6.35	11-1-2032	210,000	265,301
Target Corporation	7.00	1-15-2038	537,000	743,799

				4,281,815

Specialty Retail: 0.24%
Advance Auto Parts Incorporated	4.50	1-15-2022	70,000	73,949
Advance Auto Parts Incorporated	4.50	12-1-2023	175,000	184,610
AutoZone Incorporated	2.88	1-15-2023	175,000	172,591
AutoZone Incorporated	3.13	7-15-2023	105,000	104,595
AutoZone Incorporated	4.00	11-15-2020	140,000	147,143
Bed Bath & Beyond Incorporated «	4.92	8-1-2034	175,000	165,873
Bed Bath & Beyond Incorporated	5.17	8-1-2044	245,000	222,413
Home Depot Incorporated	2.70	4-1-2023	262,000	264,732
Home Depot Incorporated	3.75	2-15-2024	350,000	371,967
Home Depot Incorporated	3.95	9-15-2020	280,000	297,829
Home Depot Incorporated	4.20	4-1-2043	280,000	291,312
Home Depot Incorporated	4.40	4-1-2021	350,000	380,800
Home Depot Incorporated	4.88	2-15-2044	350,000	402,478
Home Depot Incorporated	5.40	9-15-2040	140,000	169,301
Home Depot Incorporated	5.88	12-16-2036	600,000	767,519
Home Depot Incorporated	5.95	4-1-2041	350,000	451,290
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	333,814
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	145,462
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	110,975
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	186,684
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	181,472
Lowe’s Companies Incorporated	4.63	4-15-2020	280,000	299,912
Lowe’s Companies Incorporated	4.65	4-15-2042	350,000	380,407
Lowe’s Companies Incorporated	5.80	10-15-2036	175,000	214,533
Lowe’s Companies Incorporated	5.80	4-15-2040	77,000	95,911
Lowe’s Companies Incorporated	6.50	3-15-2029	52,000	67,269
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	109,096
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	33,412
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	112,339
Staples Incorporated «	4.38	1-12-2023	140,000	143,547
TJX Companies Incorporated	2.75	6-15-2021	350,000	357,896

				7,241,131

Textiles, Apparel & Luxury Goods: 0.03%
Nike Incorporated	2.25	5-1-2023	70,000	68,326
Nike Incorporated	3.63	5-1-2043	70,000	66,441
Nike Incorporated	3.88	11-1-2045	350,000	345,339
Ralph Lauren Corporation	2.13	9-26-2018	35,000	35,285
VF Corporation	3.50	9-1-2021	175,000	182,684
VF Corporation	6.45	11-1-2037	105,000	136,330

				834,405

30	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.80%

Beverages: 0.67%
Anheuser-Busch Companies Incorporated LLC	5.75%	4-1-2036	$175,000	$211,343
Anheuser-Busch InBev Finance Company	1.90	2-1-2019	840,000	842,517
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	350,000	345,577
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	525,000	535,973
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	525,000	542,099
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	202,958
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	260,562
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	1,670,000	1,834,817
Anheuser-Busch InBev Finance Incorporated	2.65	2-1-2021	1,575,000	1,591,627
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	2,699,000	2,738,392
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	500,000	495,575
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	234,263
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	525,000	673,118
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	350,000	394,411
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	350,000	387,595
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	350,000	532,125
Beam Incorporated	1.75	6-15-2018	175,000	174,523
Brown-Forman Corporation	2.25	1-15-2023	175,000	170,442
Brown-Forman Corporation	3.75	1-15-2043	70,000	65,713
Coca-Cola Company	1.15	4-1-2018	350,000	349,563
Coca-Cola Company	2.45	11-1-2020	700,000	712,552
Coca-Cola Company	2.50	4-1-2023	245,000	243,703
Coca-Cola Company	2.88	10-27-2025	700,000	697,148
Coca-Cola Company	3.20	11-1-2023	280,000	289,938
Coca-Cola Company	3.30	9-1-2021	49,000	51,318
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	350,000	362,002
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	106,969
Constellation Brands Incorporated	3.75	5-1-2021	98,000	101,616
Constellation Brands Incorporated	3.88	11-15-2019	77,000	80,427
Constellation Brands Incorporated	4.25	5-1-2023	360,000	377,726
Constellation Brands Incorporated	6.00	5-1-2022	115,000	130,914
Diageo Investment Corporation	4.25	5-11-2042	175,000	177,706
Diageo Investment Corporation	7.45	4-15-2035	105,000	147,810
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	175,000	179,455
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	70,000	98,365
Molson Coors Brewing Company	5.00	5-1-2042	350,000	372,340
PepsiCo Incorporated	2.25	1-7-2019	245,000	248,510
PepsiCo Incorporated	2.75	3-5-2022	259,000	262,320
PepsiCo Incorporated	2.75	3-1-2023	332,000	333,577
PepsiCo Incorporated	3.00	8-25-2021	175,000	180,233
PepsiCo Incorporated	3.13	11-1-2020	700,000	728,403
PepsiCo Incorporated	3.60	8-13-2042	175,000	166,754
PepsiCo Incorporated	4.00	3-5-2042	175,000	176,424
PepsiCo Incorporated	4.25	10-22-2044	140,000	147,244
PepsiCo Incorporated	4.50	1-15-2020	140,000	150,384
PepsiCo Incorporated	4.88	11-1-2040	227,000	259,380
PepsiCo Incorporated	5.00	6-1-2018	200,000	209,115
PepsiCo Incorporated	5.50	1-15-2040	210,000	259,294
PepsiCo Incorporated Series B	7.00	3-1-2029	420,000	571,738

				20,406,558

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing: 0.47%
Costco Wholesale Corporation	1.70%	12-15-2019	$350,000	$350,354
CVS Caremark Corporation	2.25	12-5-2018	195,000	196,876
CVS Caremark Corporation	2.75	12-1-2022	350,000	346,472
CVS Caremark Corporation	3.38	8-12-2024	560,000	565,675
CVS Caremark Corporation	4.00	12-5-2023	500,000	524,848
CVS Caremark Corporation	5.30	12-5-2043	210,000	238,542
CVS Health Corporation	2.80	7-20-2020	400,000	406,569
CVS Health Corporation	3.88	7-20-2025	525,000	542,139
CVS Health Corporation	5.13	7-20-2045	700,000	780,282
Delhaize America Incorporated	9.00	4-15-2031	350,000	508,007
Sysco Corporation	3.30	7-15-2026	700,000	688,916
Sysco Corporation	6.63	3-17-2039	140,000	179,594
The Kroger Company	2.30	1-15-2019	140,000	141,089
The Kroger Company	3.30	1-15-2021	350,000	359,643
The Kroger Company	3.40	4-15-2022	175,000	179,464
The Kroger Company	3.85	8-1-2023	175,000	182,060
The Kroger Company	5.00	4-15-2042	175,000	186,129
The Kroger Company	5.15	8-1-2043	105,000	114,524
The Kroger Company	6.90	4-15-2038	210,000	276,942
The Kroger Company	7.50	4-1-2031	52,000	70,700
Wal-Mart Stores Incorporated	1.13	4-11-2018	350,000	349,624
Wal-Mart Stores Incorporated	3.25	10-25-2020	525,000	549,722
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	285,325
Wal-Mart Stores Incorporated	4.00	4-11-2043	280,000	283,110
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	379,608
Wal-Mart Stores Incorporated	4.30	4-22-2044	350,000	371,000
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	198,609
Wal-Mart Stores Incorporated	5.00	10-25-2040	350,000	403,246
Wal-Mart Stores Incorporated	5.25	9-1-2035	300,000	357,076
Wal-Mart Stores Incorporated	5.63	4-1-2040	420,000	520,748
Wal-Mart Stores Incorporated	5.63	4-15-2041	350,000	436,707
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	87,114
Wal-Mart Stores Incorporated	7.55	2-15-2030	350,000	507,546
Walgreen Company	3.10	9-15-2022	700,000	703,306
Walgreen Company	4.40	9-15-2042	350,000	343,795
Walgreen Company	5.25	1-15-2019	43,000	45,564
Walgreens Boots Alliance Incorporated	2.60	6-1-2021	525,000	524,192
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	210,000	213,029
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	525,000	516,354
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	350,000	362,446

				14,276,946

Food Products: 0.30%
Archer-Daniels-Midland Company	4.48	3-1-2021	374,000	406,151
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	188,017
Archer-Daniels-Midland Company	5.45	3-15-2018	56,000	58,305
Campbell Soup Company	2.50	8-2-2022	85,000	83,562
Campbell Soup Company	4.50	2-15-2019	199,000	208,793
ConAgra Foods Incorporated	3.25	9-15-2022	350,000	352,092
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	114,379

32	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
General Mills Incorporated	3.65%	2-15-2024	$175,000	$182,469
General Mills Incorporated	5.40	6-15-2040	241,000	274,919
Hershey Company	2.63	5-1-2023	70,000	69,985
Hershey Company	4.13	12-1-2020	350,000	374,559
Hormel Foods Corporation	4.13	4-15-2021	70,000	75,012
Ingredion Incorporated	4.63	11-1-2020	210,000	224,308
J.M. Smucker Company	3.50	10-15-2021	210,000	217,820
J.M. Smucker Company	3.50	3-15-2025	600,000	610,343
Kellogg Company	3.25	5-21-2018	45,000	45,883
Kellogg Company	4.00	12-15-2020	155,000	163,838
Kellogg Company	4.15	11-15-2019	210,000	219,959
Kraft Foods Group Incorporated	3.50	6-6-2022	700,000	715,538
Kraft Foods Group Incorporated	6.50	2-9-2040	350,000	427,912
Kraft Heinz Foods Company	2.80	7-2-2020	700,000	707,370
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	472,107
Kraft Heinz Foods Company	4.38	6-1-2046	525,000	496,391
Kraft Heinz Foods Company	5.20	7-15-2045	525,000	554,632
McCormick & Company	3.50	9-1-2023	125,000	129,184
McCormick & Company	3.90	7-15-2021	52,000	54,861
Mead Johnson Nutrition Company	4.90	11-1-2019	175,000	187,353
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	83,291
Sara Lee Corporation	4.10	9-15-2020	186,000	195,011
Tyson Foods Incorporated	4.50	6-15-2022	350,000	374,514
Tyson Foods Incorporated	4.88	8-15-2034	175,000	180,928
Unilever Capital Corporation	4.25	2-10-2021	300,000	322,519
Unilever Capital Corporation	4.80	2-15-2019	245,000	259,983
Unilever Capital Corporation	5.90	11-15-2032	210,000	270,736

				9,302,724

Household Products: 0.10%
Church & Dwight Company Incorporated	2.88	10-1-2022	75,000	74,535
Clorox Company	3.05	9-15-2022	113,000	115,184
Clorox Company	3.50	12-15-2024	140,000	143,446
Colgate-Palmolive Company	1.95	2-1-2023	350,000	339,548
Colgate-Palmolive Company	2.30	5-3-2022	350,000	349,795
Colgate-Palmolive Company	2.95	11-1-2020	140,000	144,702
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	103,056
Kimberly-Clark Corporation	3.63	8-1-2020	525,000	550,532
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	208,042
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	193,075
Kimberly-Clark Corporation	7.50	11-1-2018	70,000	76,325
The Procter & Gamble Company	3.10	8-15-2023	262,000	270,465
The Procter & Gamble Company	5.55	3-5-2037	350,000	460,903

				3,029,608

Personal Products: 0.01%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	172,983

Tobacco: 0.25%
Altria Group Incorporated	2.63	1-14-2020	280,000	283,960
Altria Group Incorporated	4.00	1-31-2024	62,000	65,410

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Altria Group Incorporated	4.25%	8-9-2042	$350,000	$347,914
Altria Group Incorporated	4.50	5-2-2043	175,000	180,367
Altria Group Incorporated	4.75	5-5-2021	350,000	380,200
Altria Group Incorporated	5.38	1-31-2044	525,000	612,050
Altria Group Incorporated	9.70	11-10-2018	248,000	280,367
Philip Morris International Incorporated	1.88	1-15-2019	175,000	175,877
Philip Morris International Incorporated	2.50	8-22-2022	175,000	172,904
Philip Morris International Incorporated	2.63	3-6-2023	122,000	119,850
Philip Morris International Incorporated	3.25	11-10-2024	210,000	212,023
Philip Morris International Incorporated	3.88	8-21-2042	175,000	166,506
Philip Morris International Incorporated	4.13	3-4-2043	210,000	205,639
Philip Morris International Incorporated	4.25	11-10-2044	210,000	210,685
Philip Morris International Incorporated	4.38	11-15-2041	350,000	353,920
Philip Morris International Incorporated	4.50	3-26-2020	525,000	562,873
Philip Morris International Incorporated	4.50	3-20-2042	140,000	145,188
Philip Morris International Incorporated	5.65	5-16-2018	910,000	955,117
Reynolds American Incorporated	4.00	6-12-2022	280,000	294,179
Reynolds American Incorporated	4.45	6-12-2025	350,000	370,043
Reynolds American Incorporated	5.70	8-15-2035	210,000	243,595
Reynolds American Incorporated	5.85	8-15-2045	700,000	832,550
Reynolds American Incorporated	6.15	9-15-2043	87,000	105,724
Reynolds American Incorporated	6.88	5-1-2020	175,000	198,035
Reynolds American Incorporated	7.25	6-15-2037	140,000	186,674
Reynolds American Incorporated	8.13	6-23-2019	108,000	122,351

				7,784,001

Energy: 1.79%

Energy Equipment & Services: 0.10%
Baker Hughes Incorporated	6.88	1-15-2029	175,000	215,802
Baker Hughes Incorporated	7.50	11-15-2018	262,000	286,521
FMC Technologies Incorporated	3.45	10-1-2022	70,000	70,012
Halliburton Company	3.25	11-15-2021	140,000	143,571
Halliburton Company	3.50	8-1-2023	350,000	358,935
Halliburton Company	3.80	11-15-2025	350,000	359,531
Halliburton Company	4.50	11-15-2041	175,000	173,953
Halliburton Company	4.75	8-1-2043	175,000	182,222
Halliburton Company	5.00	11-15-2045	420,000	456,196
Halliburton Company	6.15	9-15-2019	245,000	270,399
Halliburton Company	7.45	9-15-2039	200,000	272,830
National Oilwell Varco Incorporated	3.95	12-1-2042	280,000	233,405

				3,023,377

Oil, Gas & Consumable Fuels: 1.69%
Amerada Hess Corporation	7.13	3-15-2033	350,000	409,193
Anadarko Petroleum Corporation	3.45	7-15-2024	175,000	173,715
Anadarko Petroleum Corporation	4.50	7-15-2044	350,000	338,213
Anadarko Petroleum Corporation «	5.55	3-15-2026	350,000	393,026
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	244,891
Anadarko Petroleum Corporation	8.70	3-15-2019	315,000	356,329

34	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corporation	3.25%	4-15-2022	$253,000	$255,518
Apache Corporation	4.25	1-15-2044	175,000	170,009
Apache Corporation	5.10	9-1-2040	402,000	427,247
Apache Corporation	5.25	2-1-2042	70,000	75,720
Apache Corporation	6.00	1-15-2037	350,000	406,671
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	68,993
Boardwalk Pipelines LP	5.75	9-15-2019	105,000	113,336
Buckeye Partners LP	4.15	7-1-2023	175,000	179,277
Buckeye Partners LP	4.88	2-1-2021	392,000	417,028
Buckeye Partners LP	5.50	8-15-2019	105,000	112,278
Buckeye Partners LP	5.85	11-15-2043	140,000	149,780
Chevron Corporation	1.56	5-16-2019	525,000	523,857
Chevron Corporation	1.72	6-24-2018	250,000	250,941
Chevron Corporation	2.10	5-16-2021	525,000	521,001
Chevron Corporation	2.19	11-15-2019	70,000	70,637
Chevron Corporation	2.36	12-5-2022	525,000	513,960
Chevron Corporation	2.42	11-17-2020	350,000	353,230
Chevron Corporation	2.95	5-16-2026	700,000	691,067
Chevron Corporation	4.95	3-3-2019	350,000	372,531
Columbia Pipeline Group Incorporated	3.30	6-1-2020	630,000	641,974
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	166,422
ConocoPhillips Company	1.50	5-15-2018	200,000	199,577
ConocoPhillips Company	2.40	12-15-2022	350,000	341,277
ConocoPhillips Company	3.35	5-15-2025	350,000	350,994
ConocoPhillips Company	4.30	11-15-2044	210,000	207,368
ConocoPhillips Company	4.95	3-15-2026	350,000	387,676
ConocoPhillips Company	5.20	5-15-2018	175,000	182,386
ConocoPhillips Company	5.90	10-15-2032	175,000	206,190
ConocoPhillips Company	5.90	5-15-2038	70,000	83,843
ConocoPhillips Company	6.00	1-15-2020	525,000	580,336
ConocoPhillips Company	6.95	4-15-2029	210,000	270,491
Devon Energy Corporation «	3.25	5-15-2022	350,000	351,191
Devon Energy Corporation	4.00	7-15-2021	140,000	145,289
Devon Energy Corporation	5.60	7-15-2041	140,000	150,090
Dominion Gas Holdings LLC	4.80	11-1-2043	350,000	369,174
El Paso Corporation	7.75	1-15-2032	700,000	886,498
El Paso Natural Gas Company	8.38	6-15-2032	455,000	581,247
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	65,821
Enable Midstream Partner LP	3.90	5-15-2024	700,000	685,308
Enbridge Energy Partners LP	5.20	3-15-2020	266,000	285,976
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	142,393
Enbridge Energy Partners LP	6.50	4-15-2018	140,000	146,603
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	230,448
Enbridge Energy Partners LP	9.88	3-1-2019	87,000	99,679
Energy Transfer Partners LP	3.60	2-1-2023	210,000	208,699
Energy Transfer Partners LP	4.75	1-15-2026	280,000	293,301
Energy Transfer Partners LP	4.90	2-1-2024	210,000	221,329
Energy Transfer Partners LP	5.15	2-1-2043	140,000	134,987
Energy Transfer Partners LP	5.15	3-15-2045	280,000	273,027
Energy Transfer Partners LP	5.20	2-1-2022	350,000	379,349

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	5.95%	10-1-2043	$140,000	$148,260
Energy Transfer Partners LP	6.05	6-1-2041	210,000	225,929
Energy Transfer Partners LP	6.63	10-15-2036	161,000	184,454
Energy Transfer Partners LP	6.70	7-1-2018	70,000	74,137
Energy Transfer Partners LP	7.50	7-1-2038	70,000	85,330
Energy Transfer Partners LP	8.25	11-15-2029	87,000	114,030
Energy Transfer Partners LP	9.00	4-15-2019	350,000	397,129
Eni Lasmo plc	7.30	11-15-2027	140,000	175,287
Enterprise Products Operating LLC	1.65	5-7-2018	140,000	139,703
Enterprise Products Operating LLC	2.55	10-15-2019	350,000	354,073
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	248,521
Enterprise Products Operating LLC	3.90	2-15-2024	210,000	217,692
Enterprise Products Operating LLC	4.05	2-15-2022	175,000	185,333
Enterprise Products Operating LLC	4.45	2-15-2043	175,000	171,125
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	290,275
Enterprise Products Operating LLC	4.90	5-15-2046	245,000	256,225
Enterprise Products Operating LLC	5.20	9-1-2020	350,000	382,246
Enterprise Products Operating LLC	5.25	1-31-2020	140,000	151,405
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	159,985
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	81,659
Enterprise Products Operating LLC	6.65	4-15-2018	175,000	184,067
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	93,282
Enterprise Products Operating LLC Series D	6.88	3-1-2033	280,000	350,108
EOG Resources Incorporated	2.63	3-15-2023	315,000	306,817
EOG Resources Incorporated	3.90	4-1-2035	140,000	136,281
EOG Resources Incorporated	4.10	2-1-2021	140,000	147,778
EOG Resources Incorporated	4.40	6-1-2020	210,000	223,151
EOG Resources Incorporated	5.63	6-1-2019	52,000	56,143
EOG Resources Incorporated	6.88	10-1-2018	280,000	300,736
EQT Corporation	4.88	11-15-2021	210,000	225,813
EQT Corporation	8.13	6-1-2019	227,000	254,355
Equitable Resources Incorporated	6.50	4-1-2018	70,000	73,420
Exxon Mobil Corporation	1.71	3-1-2019	700,000	701,347
Exxon Mobil Corporation	1.82	3-15-2019	200,000	200,892
Exxon Mobil Corporation	2.71	3-6-2025	350,000	343,284
Exxon Mobil Corporation	2.73	3-1-2023	500,000	500,869
Exxon Mobil Corporation	3.18	3-15-2024	350,000	357,816
Exxon Mobil Corporation	3.57	3-6-2045	350,000	333,435
Exxon Mobil Corporation	4.11	3-1-2046	200,000	208,891
Gulf South Pipeline Company LP	4.00	6-15-2022	140,000	143,631
Hess Corporation	5.60	2-15-2041	210,000	215,525
Hess Corporation	6.00	1-15-2040	245,000	259,143
Hess Corporation	7.30	8-15-2031	269,000	316,433
Hess Corporation	7.88	10-1-2029	196,000	240,943
Kerr-McGee Corporation	6.95	7-1-2024	140,000	167,525
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	174,156
Kinder Morgan Energy Partners LP	3.50	3-1-2021	210,000	214,331
Kinder Morgan Energy Partners LP	3.50	9-1-2023	175,000	173,024
Kinder Morgan Energy Partners LP	3.95	9-1-2022	262,000	269,929
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	172,081

36	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	5.00%	3-1-2043	$157,000	$154,354
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	94,483
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	218,316
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	75,472
Kinder Morgan Energy Partners LP	6.95	1-15-2038	350,000	416,529
Kinder Morgan Incorporated	5.55	6-1-2045	375,000	395,260
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	150,734
Magellan Midstream Partners LP	6.40	7-15-2018	70,000	74,200
Magellan Midstream Partners LP	6.55	7-15-2019	402,000	441,489
Marathon Oil Corporation	2.80	11-1-2022	420,000	407,526
Marathon Oil Corporation «	3.85	6-1-2025	245,000	243,725
Marathon Oil Corporation	5.20	6-1-2045	140,000	140,670
Marathon Oil Corporation	6.60	10-1-2037	315,000	362,851
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	347,776
Marathon Petroleum Corporation	4.75	9-15-2044	350,000	327,532
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	26,147
Marathon Petroleum Corporation	6.50	3-1-2041	381,000	431,265
MPLX LP	4.88	6-1-2025	525,000	558,319
Nabors Industries Incorporated	5.00	9-15-2020	210,000	219,343
Nabors Industries Incorporated	9.25	1-15-2019	350,000	393,575
NextEra Energy Capital	4.50	6-1-2021	140,000	149,821
Noble Energy Incorporated	3.90	11-15-2024	210,000	214,664
Noble Energy Incorporated	4.15	12-15-2021	350,000	367,716
Noble Energy Incorporated	5.05	11-15-2044	350,000	364,309
Noble Energy Incorporated	8.25	3-1-2019	245,000	273,585
Northwest Pipeline Corporation	6.05	6-15-2018	119,000	124,744
Occidental Petroleum Corporation	2.70	2-15-2023	350,000	346,988
Occidental Petroleum Corporation	3.50	6-15-2025	210,000	214,043
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	342,376
Occidental Petroleum Corporation	4.63	6-15-2045	210,000	222,102
ONEOK Partners LP	3.20	9-15-2018	87,000	88,666
ONEOK Partners LP	3.38	10-1-2022	350,000	350,840
ONEOK Partners LP	6.20	9-15-2043	125,000	144,300
ONEOK Partners LP	6.85	10-15-2037	350,000	414,526
ONEOK Partners LP	8.63	3-1-2019	245,000	274,719
Phillips 66	4.30	4-1-2022	700,000	750,115
Phillips 66	4.65	11-15-2034	140,000	145,113
Phillips 66	4.88	11-15-2044	140,000	145,506
Pioneer Natural Resources Company	3.95	7-15-2022	700,000	730,633
Plains All American Pipeline LP	2.60	12-15-2019	140,000	140,318
Plains All American Pipeline LP	3.60	11-1-2024	210,000	205,031
Plains All American Pipeline LP	3.85	10-15-2023	350,000	353,406
Plains All American Pipeline LP	4.90	2-15-2045	175,000	167,053
Plains All American Pipeline LP	5.00	2-1-2021	140,000	150,808
Plains All American Pipeline LP	5.15	6-1-2042	350,000	337,049
Plains All American Pipeline LP	6.50	5-1-2018	105,000	110,401
Plains All American Pipeline LP	6.65	1-15-2037	140,000	158,017
Plains All American Pipeline LP	8.75	5-1-2019	280,000	316,753
Sabine Pass Liquefaction LLC	5.63	2-1-2021	695,000	755,799
Sabine Pass Liquefaction LLC	5.63	3-1-2025	545,000	598,138

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC	5.75%	5-15-2024	$545,000	$603,391
Southern Natural Gas Company	4.40	6-15-2021	350,000	371,255
Spectra Energy Capital LLC	3.30	3-15-2023	140,000	138,121
Spectra Energy Capital LLC	4.60	6-15-2021	70,000	74,392
Spectra Energy Capital LLC	7.50	9-15-2038	70,000	87,127
Spectra Energy Capital LLC	8.00	10-1-2019	70,000	79,341
Spectra Energy Partners LP	2.95	9-25-2018	350,000	354,573
Spectra Energy Partners LP	4.75	3-15-2024	245,000	262,432
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	139,501
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	99,871
Sunoco Logistics Partner LP	5.30	4-1-2044	350,000	353,398
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	142,585
Sunoco Logistics Partner LP	6.85	2-15-2040	175,000	198,867
TC Pipelines LP	4.65	6-15-2021	210,000	221,702
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	210,162
Texas Eastern Transmission LP	7.00	7-15-2032	227,000	281,943
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	73,000	76,524
Valero Energy Corporation	6.13	2-1-2020	45,000	49,899
Valero Energy Corporation	6.63	6-15-2037	700,000	841,158
Valero Energy Corporation	7.50	4-15-2032	210,000	267,534
Valero Energy Corporation	9.38	3-15-2019	175,000	200,338
Western Gas Partners LP	4.00	7-1-2022	280,000	289,021
Western Gas Partners LP	5.45	4-1-2044	350,000	371,105
Williams Partners LP	3.35	8-15-2022	175,000	175,522
Williams Partners LP	3.60	3-15-2022	350,000	356,172
Williams Partners LP	4.13	11-15-2020	210,000	220,466
Williams Partners LP	4.30	3-4-2024	350,000	362,283
Williams Partners LP	4.50	11-15-2023	280,000	294,246
Williams Partners LP	5.10	9-15-2045	350,000	355,475
Williams Partners LP	5.25	3-15-2020	448,000	484,845
Williams Partners LP	5.80	11-15-2043	350,000	380,203
Williams Partners LP	6.30	4-15-2040	273,000	312,543
XTO Energy Incorporated	6.50	12-15-2018	350,000	380,309

				51,718,804

Financials: 5.60%

Banks: 2.41%
ABB Finance (USA) Incorporated	2.88	5-8-2022	770,000	778,497
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	27,708
Bank of America Corporation	1.75	6-5-2018	750,000	752,312
Bank of America Corporation	1.95	5-12-2018	175,000	175,388
Bank of America Corporation	2.15	11-9-2020	350,000	346,932
Bank of America Corporation	2.60	1-15-2019	388,000	392,795
Bank of America Corporation	3.25	10-21-2027	525,000	503,498
Bank of America Corporation	3.30	1-11-2023	1,120,000	1,127,389
Bank of America Corporation	3.50	4-19-2026	700,000	694,381
Bank of America Corporation	3.95	4-21-2025	1,100,000	1,103,985
Bank of America Corporation	4.00	4-1-2024	525,000	546,690
Bank of America Corporation	4.13	1-22-2024	875,000	915,886

38	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Bank of America Corporation	4.18%	11-25-2027	$560,000	$563,927
Bank of America Corporation	4.20	8-26-2024	390,000	402,475
Bank of America Corporation	5.00	1-21-2044	340,000	375,881
Bank of America Corporation	5.49	3-15-2019	250,000	265,420
Bank of America Corporation	5.63	7-1-2020	1,050,000	1,156,862
Bank of America Corporation	5.70	1-24-2022	700,000	786,377
Bank of America Corporation	5.88	1-5-2021	350,000	391,203
Bank of America Corporation	5.88	2-7-2042	350,000	430,841
Bank of America Corporation	6.00	10-15-2036	300,000	372,120
Bank of America Corporation	7.63	6-1-2019	1,750,000	1,960,863
Bank One Corporation	7.63	10-15-2026	168,000	215,802
Bank One Corporation	8.00	4-29-2027	385,000	503,519
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	504,742
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	416,218
Branch Banking & Trust Corporation	3.95	3-22-2022	350,000	367,299
Branch Banking & Trust Corporation	6.85	4-30-2019	350,000	384,928
Citigroup Incorporated	1.70	4-27-2018	1,050,000	1,049,682
Citigroup Incorporated	1.75	5-1-2018	70,000	70,015
Citigroup Incorporated	2.45	1-10-2020	750,000	754,403
Citigroup Incorporated	2.50	9-26-2018	280,000	282,731
Citigroup Incorporated	2.50	7-29-2019	700,000	706,724
Citigroup Incorporated	3.30	4-27-2025	875,000	860,267
Citigroup Incorporated	3.38	3-1-2023	442,000	445,774
Citigroup Incorporated	3.50	5-15-2023	350,000	352,043
Citigroup Incorporated	3.88	10-25-2023	595,000	616,111
Citigroup Incorporated ±	3.89	1-10-2028	1,000,000	1,011,240
Citigroup Incorporated	4.05	7-30-2022	280,000	292,478
Citigroup Incorporated	4.40	6-10-2025	700,000	718,964
Citigroup Incorporated	4.45	9-29-2027	525,000	537,522
Citigroup Incorporated	4.60	3-9-2026	875,000	908,841
Citigroup Incorporated	4.65	7-30-2045	300,000	316,925
Citigroup Incorporated	4.75	5-18-2046	300,000	302,064
Citigroup Incorporated	5.50	9-13-2025	700,000	771,038
Citigroup Incorporated	5.88	1-30-2042	350,000	424,675
Citigroup Incorporated	6.00	10-31-2033	507,000	584,651
Citigroup Incorporated	6.13	8-25-2036	350,000	409,718
Citizens Bank NA	2.55	5-13-2021	500,000	498,715
Citizens Financial Group Incorporated	4.30	12-3-2025	245,000	252,313
City National Corporation	5.25	9-15-2020	140,000	152,616
Comerica Incorporated	3.80	7-22-2026	175,000	174,903
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	700,000	704,155
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	1,050,000	1,062,607
Compass Bank	2.75	9-29-2019	250,000	251,007
Discover Bank	3.10	6-4-2020	500,000	508,850
Discover Bank	4.25	3-13-2026	250,000	259,126
Fifth Third Bancorp	2.30	3-1-2019	700,000	705,656
Fifth Third Bancorp	4.30	1-16-2024	350,000	365,428
Fifth Third Bank	2.88	10-1-2021	300,000	304,104
HSBC Bank USA NA	2.25	6-23-2019	330,000	330,502
HSBC Bank USA NA	4.88	8-24-2020	800,000	854,561

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
HSBC Bank USA NA	5.00%	9-27-2020	$350,000	$374,254
HSBC Bank USA NA	5.63	8-15-2035	225,000	261,970
Huntington Bancshares Incorporated	2.60	8-2-2018	175,000	176,466
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	19,553
Huntington National Bank	2.20	11-6-2018	1,050,000	1,054,922
JPMorgan Chase & Company	1.70	3-1-2018	525,000	526,078
JPMorgan Chase & Company	1.85	3-22-2019	700,000	700,454
JPMorgan Chase & Company	2.25	1-23-2020	525,000	527,508
JPMorgan Chase & Company	2.35	1-28-2019	350,000	353,766
JPMorgan Chase & Company	2.75	6-23-2020	700,000	711,986
JPMorgan Chase & Company	2.95	10-1-2026	525,000	502,283
JPMorgan Chase & Company	3.13	1-23-2025	700,000	692,581
JPMorgan Chase & Company	3.20	1-25-2023	700,000	708,674
JPMorgan Chase & Company	3.25	9-23-2022	1,050,000	1,071,184
JPMorgan Chase & Company	3.30	4-1-2026	1,050,000	1,036,830
JPMorgan Chase & Company	3.38	5-1-2023	700,000	703,393
JPMorgan Chase & Company	4.13	12-15-2026	700,000	717,173
JPMorgan Chase & Company	4.25	10-15-2020	700,000	746,872
JPMorgan Chase & Company ±	4.26	2-22-2048	600,000	609,906
JPMorgan Chase & Company	4.40	7-22-2020	1,050,000	1,124,659
JPMorgan Chase & Company	4.50	1-24-2022	1,050,000	1,134,558
JPMorgan Chase & Company	4.63	5-10-2021	1,050,000	1,133,903
JPMorgan Chase & Company	5.60	7-15-2041	770,000	930,563
JPMorgan Chase & Company	5.63	8-16-2043	140,000	164,558
JPMorgan Chase & Company	6.40	5-15-2038	445,000	581,076
KeyCorp	2.30	12-13-2018	210,000	211,098
KeyCorp	5.10	3-24-2021	1,050,000	1,149,072
Manufacturers & Traders Trust Company	2.25	7-25-2019	595,000	599,691
MUFG Americas Holdings Corporation	3.00	2-10-2025	350,000	339,378
PNC Bank NA	1.60	6-1-2018	700,000	700,122
PNC Bank NA	2.25	7-2-2019	750,000	756,374
PNC Bank NA	2.70	11-1-2022	350,000	347,706
PNC Bank NA	2.95	1-30-2023	300,000	300,522
PNC Bank NA	3.30	10-30-2024	500,000	507,019
PNC Bank NA	3.80	7-25-2023	300,000	314,256
PNC Bank NA	4.20	11-1-2025	250,000	268,502
PNC Bank NA	6.88	4-1-2018	175,000	184,412
Regions Financial Corporation	3.20	2-8-2021	700,000	713,278
Santander Bank	2.70	5-24-2019	350,000	351,329
Santander Bank	8.75	5-30-2018	250,000	269,749
Santander Holdings USA	4.50	7-17-2025	350,000	358,216
SunTrust Bank Incorporated	7.25	3-15-2018	350,000	368,656
SVB Financial Group	5.38	9-15-2020	112,000	121,682
Union Bank NA	2.63	9-26-2018	500,000	505,481
UnionBanCal Corporation	3.50	6-18-2022	140,000	143,771
US Bancorp	1.95	11-15-2018	175,000	176,252
US Bancorp	2.20	4-25-2019	700,000	706,246
US Bancorp	3.00	3-15-2022	350,000	357,221
US Bancorp	3.10	4-27-2026	700,000	689,424
US Bancorp	3.60	9-11-2024	350,000	359,895
US Bancorp	4.13	5-24-2021	350,000	375,244
Wachovia Bank NA (l)	6.60	1-15-2038	350,000	460,354

40	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Wells Fargo & Company (l)	2.15%	1-30-2020	$1,250,000	$1,251,794
Wells Fargo & Company (l)	3.00	2-19-2025	875,000	856,412
Wells Fargo & Company (l)	3.00	4-22-2026	875,000	845,054
Wells Fargo & Company (l)	3.00	10-23-2026	1,000,000	960,700
Wells Fargo & Company (l)	3.30	9-9-2024	450,000	451,935
Wells Fargo & Company (l)	3.45	2-13-2023	525,000	531,912
Wells Fargo & Company (l)	3.50	3-8-2022	700,000	725,676
Wells Fargo & Company (l)	3.90	5-1-2045	925,000	894,198
Wells Fargo & Company (l)	4.10	6-3-2026	700,000	716,145
Wells Fargo & Company (l)	4.13	8-15-2023	700,000	733,415
Wells Fargo & Company (l)	4.60	4-1-2021	875,000	943,804
Wells Fargo & Company (l)	5.38	11-2-2043	700,000	793,630
Wells Fargo & Company (l)	5.61	1-15-2044	700,000	820,366
Wells Fargo Bank NA (l)	5.95	8-26-2036	100,000	122,066
Wells Fargo Capital X (l)	5.95	12-1-2086	350,000	373,625

				73,525,199

Capital Markets: 1.19%
AGL Capital Corporation	4.40	6-1-2043	140,000	140,646
Ameriprise Financial Incorporated	4.00	10-15-2023	350,000	371,018
Ameriprise Financial Incorporated	5.30	3-15-2020	210,000	228,578
Ameriprise Financial Incorporated	7.30	6-28-2019	45,000	50,228
Ares Capital Corporation	3.88	1-15-2020	280,000	285,227
Ares Capital Corporation	4.88	11-30-2018	70,000	72,933
Bank of New York Mellon Corporation	1.35	3-6-2018	245,000	244,833
Bank of New York Mellon Corporation	2.10	1-15-2019	210,000	211,276
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	350,869
Bank of New York Mellon Corporation	2.60	8-17-2020	525,000	531,705
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	438,302
Bank of New York Mellon Corporation	3.95	11-18-2025	350,000	370,667
Bank of New York Mellon Corporation	4.15	2-1-2021	70,000	74,338
Bank of New York Mellon Corporation	5.45	5-15-2019	700,000	752,543
BlackRock Incorporated	3.38	6-1-2022	350,000	365,302
BlackRock Incorporated	5.00	12-10-2019	175,000	190,336
Charles Schwab Corporation	2.20	7-25-2018	105,000	105,910
Charles Schwab Corporation	3.23	9-1-2022	297,000	304,928
Charles Schwab Corporation	4.45	7-22-2020	140,000	150,210
Eaton Vance Corporation	3.63	6-15-2023	70,000	71,690
Franklin Resources Incorporated	2.80	9-15-2022	210,000	210,889
Franklin Resources Incorporated	4.63	5-20-2020	175,000	187,313
FS Investment Corporation	4.00	7-15-2019	175,000	176,910
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,050,000	1,051,773
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	355,061
Goldman Sachs Group Incorporated	3.75	2-25-2026	350,000	354,176
Goldman Sachs Group Incorporated	4.80	7-8-2044	700,000	752,133
Goldman Sachs Group Incorporated	5.25	7-27-2021	770,000	846,664
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,050,000	1,139,181
Goldman Sachs Group Incorporated	5.75	1-24-2022	1,400,000	1,576,905
Goldman Sachs Group Incorporated	5.95	1-15-2027	749,000	864,231
Goldman Sachs Group Incorporated	6.00	6-15-2020	700,000	777,066

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Goldman Sachs Group Incorporated	6.13%	2-15-2033	$700,000	$853,556
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,225,000	1,283,065
Goldman Sachs Group Incorporated	6.25	2-1-2041	525,000	665,141
Goldman Sachs Group Incorporated	6.45	5-1-2036	700,000	849,134
Goldman Sachs Group Incorporated	6.75	10-1-2037	647,000	810,916
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,110,000	1,226,553
Jefferies Group Incorporated	5.13	1-20-2023	175,000	186,202
Jefferies Group Incorporated	6.25	1-15-2036	105,000	109,505
Jefferies Group Incorporated	6.45	6-8-2027	105,000	117,786
Jefferies Group Incorporated	6.50	1-20-2043	175,000	184,741
Jefferies Group Incorporated	6.88	4-15-2021	105,000	119,921
Legg Mason Incorporated	5.63	1-15-2044	420,000	432,269
Merrill Lynch & Company Incorporated	6.11	1-29-2037	420,000	501,906
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,183,000	1,250,640
Morgan Stanley	2.13	4-25-2018	660,000	663,582
Morgan Stanley	2.45	2-1-2019	420,000	423,747
Morgan Stanley	2.65	1-27-2020	525,000	530,802
Morgan Stanley	2.80	6-16-2020	700,000	708,796
Morgan Stanley	3.63	1-20-2027	500,000	498,099
Morgan Stanley	3.70	10-23-2024	700,000	714,932
Morgan Stanley	3.75	2-25-2023	822,000	849,394
Morgan Stanley	3.88	4-29-2024	700,000	723,769
Morgan Stanley	3.95	4-23-2027	700,000	697,956
Morgan Stanley	4.30	1-27-2045	350,000	352,573
Morgan Stanley	4.38	1-22-2047	500,000	508,267
Morgan Stanley	4.88	11-1-2022	634,000	683,292
Morgan Stanley	5.00	11-24-2025	525,000	566,135
Morgan Stanley	5.50	1-26-2020	700,000	761,621
Morgan Stanley	5.50	7-24-2020	350,000	383,767
Morgan Stanley	5.63	9-23-2019	900,000	974,943
Morgan Stanley	5.75	1-25-2021	875,000	975,151
Morgan Stanley	6.25	8-9-2026	300,000	359,623
Morgan Stanley	6.38	7-24-2042	300,000	385,135
Morgan Stanley	6.63	4-1-2018	250,000	262,859
Morgan Stanley	7.25	4-1-2032	329,000	450,518
Morgan Stanley	7.30	5-13-2019	280,000	310,825
Northern Trust Corporation	3.45	11-4-2020	350,000	364,849
Northern Trust Corporation	3.95	10-30-2025	175,000	185,394
Raymond James Financial Incorporated	8.60	8-15-2019	70,000	80,018
S&P Global Incorporated	4.00	6-15-2025	227,000	235,540
Stifel Financial Corporation	4.25	7-18-2024	140,000	141,670
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	143,404
TD Ameritrade Holding Corporation	5.60	12-1-2019	140,000	152,967

				36,284,804

Consumer Finance: 0.98%
Ahold Finance USA LLC	6.88	5-1-2029	210,000	263,608
American Express Company	1.55	5-22-2018	262,000	261,897
American Express Company	2.65	12-2-2022	402,000	398,825
American Express Company	4.05	12-3-2042	633,000	629,880

42	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
American Express Company	8.13%	5-20-2019	$350,000	$395,848
American Express Credit Corporation	2.13	7-27-2018	140,000	140,894
American Express Credit Corporation	2.25	8-15-2019	700,000	705,704
American Express Credit Corporation	2.38	5-26-2020	175,000	175,751
American Honda Finance Corporation	1.70	2-22-2019	525,000	524,977
American Honda Finance Corporation	2.13	10-10-2018	210,000	211,794
American Honda Finance Corporation	2.25	8-15-2019	350,000	353,781
Anadarko Finance Company Series B	7.50	5-1-2031	227,000	291,384
Bunge Limited Finance Corporation	8.50	6-15-2019	350,000	398,788
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,717
Capital One Bank USA NA	2.30	6-5-2019	700,000	702,503
Capital One Bank USA NA	2.40	9-5-2019	500,000	502,695
Capital One Bank USA NA	3.38	2-15-2023	500,000	502,470
Capital One Bank USA NA	8.80	7-15-2019	250,000	286,848
Capital One Financial Corporation	3.75	7-28-2026	525,000	513,768
Capital One Financial Corporation	4.75	7-15-2021	315,000	341,114
Caterpillar Financial Services Corporation	2.10	6-9-2019	350,000	352,846
Caterpillar Financial Services Corporation	3.30	6-9-2024	700,000	712,276
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	184,726
Caterpillar Financial Services Corporation	7.15	2-15-2019	175,000	192,997
Daimler Finance North America LLC	8.50	1-18-2031	297,000	452,262
Devon Financing Corporation LLC	7.88	9-30-2031	434,000	567,858
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	475,000	485,573
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	700,000	734,546
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	1,000,000	1,102,662
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	700,000	913,254
Discover Financial Services	3.85	11-21-2022	385,000	392,994
Discover Financial Services	5.20	4-27-2022	420,000	456,667
Ford Motor Credit Company LLC	2.38	3-12-2019	700,000	703,045
Ford Motor Credit Company LLC	2.94	1-8-2019	1,050,000	1,067,221
Ford Motor Credit Company LLC	3.34	3-18-2021	700,000	712,404
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	298,118
Ford Motor Credit Company LLC	4.25	9-20-2022	541,000	566,202
Ford Motor Credit Company LLC	4.75	1-15-2043	700,000	677,009
Ford Motor Credit Company LLC	5.88	8-2-2021	875,000	978,314
General Motors Financial Company	2.40	4-10-2018	700,000	704,486
General Motors Financial Company	2.40	5-9-2019	350,000	352,411
General Motors Financial Company	3.15	1-15-2020	350,000	356,700
General Motors Financial Company	3.45	4-10-2022	700,000	709,424
General Motors Financial Company	3.70	5-9-2023	350,000	353,155
General Motors Financial Company	4.00	1-15-2025	500,000	503,758
General Motors Financial Company	4.20	3-1-2021	525,000	550,176
HSBC Finance Corporation	6.68	1-15-2021	475,000	537,991
John Deere Capital Corporation	1.95	12-13-2018	140,000	140,870
John Deere Capital Corporation	2.80	1-27-2023	350,000	351,188
John Deere Capital Corporation	3.90	7-12-2021	210,000	222,967
John Deere Capital Corporation	5.75	9-10-2018	350,000	371,935
National City Corporation	6.88	5-15-2019	350,000	385,495
PACCAR Financial Corporation	1.45	3-9-2018	525,000	525,356
Reed Elsevier Capital Incorporated	8.63	1-15-2019	350,000	390,520

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Synchrony Financial	3.00%	8-15-2019	$525,000	$533,038
Synchrony Financial	4.25	8-15-2024	525,000	543,380
Toyota Motor Credit Corporation	2.00	10-24-2018	280,000	282,094
Toyota Motor Credit Corporation	2.10	1-17-2019	245,000	247,380
Toyota Motor Credit Corporation	2.13	7-18-2019	560,000	564,260
Toyota Motor Credit Corporation	3.30	1-12-2022	1,050,000	1,091,554
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	254,757
Toyota Motor Credit Corporation	4.50	6-17-2020	350,000	377,234

				29,754,349

Diversified Financial Services: 0.27%
Block Financial LLC	5.50	11-1-2022	140,000	149,745
Boeing Capital Corporation	4.70	10-27-2019	350,000	377,959
CME Group Incorporated	5.30	9-15-2043	210,000	252,301
General Electric Capital Corporation	5.63	5-1-2018	700,000	734,689
General Electric Capital Corporation	5.88	1-14-2038	501,000	642,575
General Electric Capital Corporation	6.15	8-7-2037	131,000	172,299
General Electric Capital Corporation	6.75	3-15-2032	421,000	573,387
General Electric Capital Corporation	6.88	1-10-2039	301,000	432,114
IntercontinentalExchange Incorporated	2.50	10-15-2018	157,000	159,183
IntercontinentalExchange Incorporated	2.75	12-1-2020	350,000	355,630
IntercontinentalExchange Incorporated	4.00	10-15-2023	140,000	149,408
Leucadia National Corporation	5.50	10-18-2023	168,000	178,670
Leucadia National Corporation	6.63	10-23-2043	84,000	83,547
Mellon Funding Corporation	5.50	11-15-2018	140,000	148,478
Moody’s Corporation	4.50	9-1-2022	175,000	187,681
Moody’s Corporation	4.88	2-15-2024	245,000	268,331
Moody’s Corporation	5.25	7-15-2044	210,000	236,058
NASDAQ OMX Group Incorporated	5.55	1-15-2020	350,000	379,192
National Credit Union Administration	3.45	6-12-2021	140,000	148,148
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	70,000	70,407
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	233,000	235,187
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	146,691
National Rural Utilities Cooperative Finance Corporation ±	4.75	4-30-2043	175,000	178,568
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	210,000	303,892
PNC Funding Corporation	5.13	2-8-2020	105,000	113,649
PNC Funding Corporation	6.70	6-10-2019	350,000	386,757
Private Export Funding Corporation	2.05	11-15-2022	175,000	172,063
Private Export Funding Corporation	2.25	3-15-2020	525,000	532,501
Private Export Funding Corporation	2.45	7-15-2024	210,000	205,904
Private Export Funding Corporation	4.30	12-15-2021	70,000	76,684
TECO Finance Incorporated	5.15	3-15-2020	45,000	48,110

				8,099,808

Insurance: 0.75%
ACE INA Holdings Incorporated	3.15	3-15-2025	700,000	705,961
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	358,806
ACE INA Holdings Incorporated	5.90	6-15-2019	350,000	380,612
Aegon Funding Corporation	5.75	12-15-2020	52,000	57,490
AFLAC Incorporated	3.63	6-15-2023	350,000	364,590

44	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Alleghany Corporation	5.63%	9-15-2020	$70,000	$77,057
Allied World Assurance	5.50	11-15-2020	210,000	227,567
Allstate Corporation	5.55	5-9-2035	581,000	701,397
Allstate Corporation ±	6.50	5-15-2067	140,000	160,300
American International Group Incorporated	3.90	4-1-2026	700,000	708,786
American International Group Incorporated	4.50	7-16-2044	525,000	513,664
American International Group Incorporated	4.88	6-1-2022	350,000	379,907
American International Group Incorporated	6.40	12-15-2020	200,000	227,234
AON Corporation	5.00	9-30-2020	385,000	416,865
AON Corporation	6.25	9-30-2040	70,000	84,566
Arch Capital Group Limited	5.14	11-1-2043	147,000	158,733
Assurant Incorporated	6.75	2-15-2034	262,000	317,434
AXIS Specialty Finance LLC	5.88	6-1-2020	140,000	154,277
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	150,000	149,957
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	175,000	176,884
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	154,974
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	200,000	210,495
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	250,000	261,420
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	220,079
Berkshire Hathaway Incorporated	2.10	8-14-2019	200,000	201,985
Berkshire Hathaway Incorporated	2.75	3-15-2023	425,000	426,347
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	76,493
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	527,436
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	184,641
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	297,727
CHUBB Corporation	5.75	5-15-2018	175,000	183,783
CHUBB Corporation	6.00	5-11-2037	196,000	251,940
CHUBB Corporation	6.50	5-15-2038	245,000	333,223
Cincinnati Financial Corporation	6.92	5-15-2028	52,000	65,862
CNA Financial Corporation	5.88	8-15-2020	350,000	389,609
CNA Financial Corporation	7.35	11-15-2019	206,000	232,833
Endurance Specialty Holdings Limited	7.00	7-15-2034	140,000	173,158
Fidelity National Financial Incorporated	5.50	9-1-2022	70,000	74,123
First American Financial Corporation	4.60	11-15-2024	70,000	70,802
GE Global Insurance Holdings	7.00	2-15-2026	301,000	375,812
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	28,770
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	186,321
Hartford Financial Services Group Incorporated	5.50	3-30-2020	175,000	190,884
Hartford Financial Services Group Incorporated	5.95	10-15-2036	52,000	59,254
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	206,202
Hartford Financial Services Group Incorporated	6.30	3-15-2018	175,000	182,529
Infinity Property & Casualty Corporation	5.00	9-19-2022	70,000	71,851
Lincoln National Corporation	4.00	9-1-2023	175,000	182,068
Lincoln National Corporation	4.85	6-24-2021	56,000	60,643
Lincoln National Corporation	6.15	4-7-2036	350,000	413,481
Lincoln National Corporation	6.25	2-15-2020	210,000	232,014
Lincoln National Corporation	8.75	7-1-2019	154,000	176,767
Loews Corporation	2.63	5-15-2023	105,000	103,206
Loews Corporation	4.13	5-15-2043	140,000	135,749
Markel Corporation	3.63	3-30-2023	105,000	107,181

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Markel Corporation	5.00%	3-30-2043	$70,000	$71,611
Markel Corporation	5.35	6-1-2021	70,000	76,858
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	228,233
MetLife Incorporated	4.13	8-13-2042	210,000	208,837
MetLife Incorporated	4.37	9-15-2023	117,000	126,096
MetLife Incorporated	4.72	12-15-2044	175,000	189,163
MetLife Incorporated	4.75	2-8-2021	525,000	569,809
MetLife Incorporated	4.88	11-13-2043	350,000	383,436
MetLife Incorporated	5.70	6-15-2035	280,000	339,605
MetLife Incorporated	6.38	6-15-2034	196,000	250,977
MetLife Incorporated	6.50	12-15-2032	140,000	178,553
OneBeacon US Holdings Incorporated	4.60	11-9-2022	70,000	69,279
PartnerRe Finance B LLC	5.50	6-1-2020	175,000	191,734
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	178,297
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	140,868
Principal Financial Group Incorporated	4.63	9-15-2042	175,000	185,205
Principal Financial Group Incorporated ±	4.70	5-15-2055	350,000	355,250
ProAssurance Corporation	5.30	11-15-2023	140,000	152,980
Progressive Corporation	6.25	12-1-2032	52,000	66,060
Protective Life Corporation	7.38	10-15-2019	350,000	394,314
Prudential Financial Incorporated	4.50	11-16-2021	175,000	189,728
Prudential Financial Incorporated	4.60	5-15-2044	350,000	370,297
Prudential Financial Incorporated ±	5.20	3-15-2044	175,000	179,375
Prudential Financial Incorporated ±	5.63	6-15-2043	175,000	188,440
Prudential Financial Incorporated ±	5.88	9-15-2042	350,000	381,500
Prudential Financial Incorporated	6.20	11-15-2040	175,000	220,365
Prudential Financial Incorporated	6.63	12-1-2037	45,000	58,897
Prudential Financial Incorporated	7.38	6-15-2019	248,000	277,800
Prudential Financial Incorporated ±	8.88	6-15-2068	140,000	151,288
Prudential Financial Incorporated Series B	5.75	7-15-2033	350,000	413,148
Prudential Financial Incorporated Series C	5.40	6-13-2035	126,000	143,756
Reinsurance Group of America Incorporated	4.70	9-15-2023	210,000	225,661
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	45,791
Reinsurance Group of America Incorporated	6.45	11-15-2019	245,000	271,138
StanCorp Financial Group Incorporated	5.00	8-15-2022	70,000	74,172
Torchmark Corporation	3.80	9-15-2022	245,000	253,692
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	91,228
Travelers Companies Incorporated	5.35	11-1-2040	245,000	294,772
Travelers Companies Incorporated	5.90	6-2-2019	350,000	381,529
Travelers Companies Incorporated	6.25	6-15-2037	255,000	333,315
Unum Group	4.00	3-15-2024	350,000	356,871
WR Berkley Corporation	5.38	9-15-2020	140,000	149,983
WR Berkley Corporation	6.25	2-15-2037	70,000	82,240
XL Capital Limited	6.25	5-15-2027	70,000	83,013
XL Capital Limited	6.38	11-15-2024	70,000	82,388

				23,029,301

Thrifts & Mortgage Finance: 0.00%
People’s United Financial Incorporated	3.65	12-6-2022	105,000	106,745

46	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 2.21%

Biotechnology: 0.55%
AbbVie Incorporated	2.00%	11-6-2018	$210,000	$211,028
AbbVie Incorporated	2.30	5-14-2021	350,000	345,564
AbbVie Incorporated	2.50	5-14-2020	250,000	251,263
AbbVie Incorporated	2.90	11-6-2022	700,000	695,814
AbbVie Incorporated	3.20	5-14-2026	420,000	404,145
AbbVie Incorporated	3.60	5-14-2025	600,000	597,420
AbbVie Incorporated	4.30	5-14-2036	245,000	239,107
AbbVie Incorporated	4.40	11-6-2042	350,000	336,061
AbbVie Incorporated	4.45	5-14-2046	420,000	405,918
AbbVie Incorporated	4.70	5-14-2045	700,000	704,053
Amgen Incorporated	3.63	5-15-2022	700,000	724,970
Amgen Incorporated	3.63	5-22-2024	350,000	360,585
Amgen Incorporated	3.88	11-15-2021	750,000	791,192
Amgen Incorporated	4.10	6-15-2021	70,000	74,074
Amgen Incorporated	4.50	3-15-2020	45,000	47,853
Amgen Incorporated	4.95	10-1-2041	350,000	371,737
Amgen Incorporated	5.15	11-15-2041	245,000	266,525
Amgen Incorporated	5.38	5-15-2043	350,000	384,980
Amgen Incorporated	5.75	3-15-2040	56,000	63,825
Amgen Incorporated	6.15	6-1-2018	175,000	184,753
Amgen Incorporated	6.38	6-1-2037	350,000	425,566
Amgen Incorporated	6.40	2-1-2039	175,000	217,714
Baxalta Incorporated	2.88	6-23-2020	280,000	283,348
Baxalta Incorporated	3.60	6-23-2022	140,000	142,224
Baxalta Incorporated	4.00	6-23-2025	455,000	464,095
Baxalta Incorporated	5.25	6-23-2045	280,000	304,440
Biogen Incorporated	5.20	9-15-2045	420,000	458,304
Biogen Incorporated	6.88	3-1-2018	350,000	368,447
Celgene Corporation	2.88	8-15-2020	700,000	710,534
Celgene Corporation	3.25	8-15-2022	350,000	354,474
Celgene Corporation	3.63	5-15-2024	350,000	352,919
Celgene Corporation	3.88	8-15-2025	175,000	178,916
Celgene Corporation	3.95	10-15-2020	140,000	146,983
Celgene Corporation	4.00	8-15-2023	175,000	183,770
Celgene Corporation	5.00	8-15-2045	350,000	371,641
Celgene Corporation	5.25	8-15-2043	105,000	111,638
Genzyme Corporation	5.00	6-15-2020	140,000	151,659
Gilead Sciences Incorporated	2.05	4-1-2019	350,000	351,513
Gilead Sciences Incorporated	2.55	9-1-2020	525,000	530,415
Gilead Sciences Incorporated	3.50	2-1-2025	350,000	353,806
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	355,543
Gilead Sciences Incorporated	3.70	4-1-2024	350,000	360,040
Gilead Sciences Incorporated	4.40	12-1-2021	560,000	603,863
Gilead Sciences Incorporated	4.50	4-1-2021	350,000	377,396
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	200,293
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	364,895
Gilead Sciences Incorporated	4.80	4-1-2044	350,000	366,787
Gilead Sciences Incorporated	5.65	12-1-2041	280,000	322,865

				16,874,955

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies: 0.32%
Becton Dickinson & Company	2.68%	12-15-2019	$436,000	$442,532
Becton Dickinson & Company	3.13	11-8-2021	210,000	214,915
Becton Dickinson & Company	3.25	11-12-2020	245,000	252,541
Becton Dickinson & Company	4.69	12-15-2044	350,000	373,101
Becton Dickinson & Company	6.00	5-15-2039	140,000	166,634
Boston Scientific Corporation	3.85	5-15-2025	200,000	203,952
Boston Scientific Corporation	6.00	1-15-2020	245,000	269,458
Boston Scientific Corporation	7.38	1-15-2040	210,000	265,292
C.R. Bard Incorporated	4.40	1-15-2021	118,000	126,840
Edwards Lifesciences Corporation	2.88	10-15-2018	105,000	106,665
Medtronic Incorporated	1.38	4-1-2018	280,000	279,940
Medtronic Incorporated	2.75	4-1-2023	700,000	697,715
Medtronic Incorporated	3.15	3-15-2022	350,000	359,834
Medtronic Incorporated	3.50	3-15-2025	600,000	616,527
Medtronic Incorporated	4.45	3-15-2020	280,000	298,075
Medtronic Incorporated	4.50	3-15-2042	140,000	147,877
Medtronic Incorporated	4.63	3-15-2044	175,000	189,067
Medtronic Incorporated	4.63	3-15-2045	1,025,000	1,113,052
Medtronic Incorporated	5.55	3-15-2040	210,000	248,866
St. Jude Medical Incorporated	3.25	4-15-2023	350,000	348,470
St. Jude Medical Incorporated	4.75	4-15-2043	210,000	208,757
Stryker Corporation	1.30	4-1-2018	157,000	156,651
Stryker Corporation	3.50	3-15-2026	700,000	713,606
Stryker Corporation	4.10	4-1-2043	175,000	168,990
Stryker Corporation	4.38	1-15-2020	105,000	111,549
Stryker Corporation	4.63	3-15-2046	350,000	367,635
Zimmer Holdings Incorporated	2.70	4-1-2020	500,000	503,109
Zimmer Holdings Incorporated	3.55	4-1-2025	500,000	495,274
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	265,413

				9,712,337

Health Care Providers & Services: 0.58%
Aetna Incorporated	1.90	6-7-2019	280,000	282,157
Aetna Incorporated	2.20	3-15-2019	350,000	352,729
Aetna Incorporated	2.40	6-15-2021	280,000	282,890
Aetna Incorporated	2.75	11-15-2022	210,000	210,208
Aetna Incorporated	3.20	6-15-2026	525,000	529,505
Aetna Incorporated	3.95	9-1-2020	140,000	147,413
Aetna Incorporated	4.13	6-1-2021	140,000	148,386
Aetna Incorporated	4.13	11-15-2042	175,000	171,406
Aetna Incorporated	4.38	6-15-2046	350,000	354,025
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	217,141
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	173,629
AmerisourceBergen Corporation	4.88	11-15-2019	175,000	187,262
Cardinal Health Incorporated	1.70	3-15-2018	110,000	110,084
Cardinal Health Incorporated	3.20	6-15-2022	175,000	177,080
Cardinal Health Incorporated	3.20	3-15-2023	157,000	159,716
Cardinal Health Incorporated	3.50	11-15-2024	350,000	355,843
Catholic Health Initiatives	4.35	11-1-2042	175,000	156,951
CIGNA Corporation	4.00	2-15-2022	175,000	184,029

48	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
CIGNA Corporation	4.38%	12-15-2020	$350,000	$372,409
CIGNA Corporation	4.50	3-15-2021	70,000	74,592
CIGNA Corporation	5.13	6-15-2020	150,000	162,586
CIGNA Corporation	5.38	2-15-2042	245,000	283,228
CIGNA Corporation	5.88	3-15-2041	231,000	274,500
CIGNA Corporation	6.15	11-15-2036	35,000	42,132
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	452,579
Dignity Health	2.64	11-1-2019	350,000	352,596
Express Scripts Holding Company	3.50	6-15-2024	420,000	411,634
Express Scripts Holding Company	3.90	2-15-2022	350,000	362,869
Express Scripts Holding Company	6.13	11-15-2041	175,000	200,468
Howard Hughes Medical Institute	3.50	9-1-2023	332,000	348,875
Humana Incorporated	3.15	12-1-2022	210,000	211,188
Humana Incorporated	3.85	10-1-2024	350,000	358,024
Humana Incorporated	4.95	10-1-2044	350,000	372,656
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	196,203
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	344,365
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	40,287
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	107,470
Laboratory Corporation of America Holdings	4.63	11-15-2020	350,000	372,341
Mayo Clinic Rochester	4.00	11-15-2047	70,000	68,942
McKesson Corporation	1.40	3-15-2018	175,000	174,627
McKesson Corporation	2.28	3-15-2019	350,000	352,010
McKesson Corporation	2.85	3-15-2023	140,000	138,213
McKesson Corporation	4.88	3-15-2044	350,000	361,246
Medco Health Solutions Incorporated	4.13	9-15-2020	350,000	367,033
Medco Health Solutions Incorporated	7.13	3-15-2018	700,000	738,495
Novant Health Incorporated	4.37	11-1-2043	70,000	70,967
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	120,888
Quest Diagnostics Incorporated	4.75	1-30-2020	413,000	441,537
UnitedHealth Group Incorporated	1.63	3-15-2019	175,000	174,546
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	327,149
UnitedHealth Group Incorporated	2.88	3-15-2023	350,000	353,444
UnitedHealth Group Incorporated	3.75	7-15-2025	700,000	733,253
UnitedHealth Group Incorporated	3.95	10-15-2042	350,000	347,774
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	181,700
UnitedHealth Group Incorporated	4.75	7-15-2045	350,000	394,475
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	216,085
UnitedHealth Group Incorporated	5.95	2-15-2041	350,000	447,526
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	140,986
UnitedHealth Group Incorporated	6.88	2-15-2038	350,000	482,960
WellPoint Incorporated	2.25	8-15-2019	280,000	281,216
WellPoint Incorporated	2.30	7-15-2018	105,000	105,682
WellPoint Incorporated	3.13	5-15-2022	350,000	351,426
WellPoint Incorporated	3.30	1-15-2023	175,000	176,443
WellPoint Incorporated	4.65	1-15-2043	315,000	327,116
WellPoint Incorporated	7.00	2-15-2019	350,000	382,272

				17,799,467

Life Sciences Tools & Services: 0.06%
Life Technologies Corporation	5.00	1-15-2021	105,000	112,315
Life Technologies Corporation	6.00	3-1-2020	175,000	191,446

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	2.40%	2-1-2019	$280,000	$282,707
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	350,000	350,732
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	214,150
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	290,881
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	295,565
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	158,848

				1,896,644

Pharmaceuticals: 0.70%
Abbott Laboratories	2.35	11-22-2019	700,000	703,652
Abbott Laboratories	2.90	11-30-2021	560,000	561,015
Abbott Laboratories	3.75	11-30-2026	560,000	559,721
Abbott Laboratories	4.13	5-27-2020	175,000	184,631
Abbott Laboratories	4.90	11-30-2046	700,000	727,399
Abbott Laboratories	5.13	4-1-2019	97,000	102,972
Abbott Laboratories	5.30	5-27-2040	175,000	187,968
Abbott Laboratories	6.00	4-1-2039	105,000	122,959
Abbott Laboratories	6.15	11-30-2037	166,000	198,919
Allergan Incorporated	1.35	3-15-2018	35,000	34,826
Allergan Incorporated	2.80	3-15-2023	157,000	152,315
Allergan Incorporated	3.38	9-15-2020	350,000	358,796
Bristol-Myers Squibb Company	1.75	3-1-2019	175,000	175,215
Bristol-Myers Squibb Company	2.00	8-1-2022	175,000	169,922
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	112,161
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	155,721
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	215,141
Eli Lilly & Company	2.75	6-1-2025	70,000	69,510
Eli Lilly & Company	3.70	3-1-2045	350,000	340,176
Eli Lilly & Company	5.50	3-15-2027	280,000	336,541
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	140,587
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	247,865
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	700,000	734,964
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	455,000	602,245
Johnson & Johnson	1.13	3-1-2019	350,000	348,422
Johnson & Johnson	2.45	3-1-2026	525,000	504,987
Johnson & Johnson	3.70	3-1-2046	175,000	175,948
Johnson & Johnson	4.50	9-1-2040	210,000	234,068
Johnson & Johnson	4.85	5-15-2041	140,000	163,929
Johnson & Johnson	4.95	5-15-2033	126,000	147,881
Johnson & Johnson	5.15	7-15-2018	350,000	368,647
Johnson & Johnson	5.85	7-15-2038	350,000	459,834
Johnson & Johnson	6.73	11-15-2023	210,000	261,487
Merck & Company Incorporated	1.30	5-18-2018	233,000	232,901
Merck & Company Incorporated	2.40	9-15-2022	350,000	347,763
Merck & Company Incorporated	2.75	2-10-2025	270,000	267,854
Merck & Company Incorporated	2.80	5-18-2023	455,000	459,491
Merck & Company Incorporated	3.60	9-15-2042	175,000	164,910
Merck & Company Incorporated	3.70	2-10-2045	200,000	193,544
Merck & Company Incorporated	3.88	1-15-2021	245,000	260,361
Merck & Company Incorporated	4.15	5-18-2043	350,000	361,571

50	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Merck & Company Incorporated	5.00%	6-30-2019	$175,000	$188,324
Merck & Company Incorporated	5.85	6-30-2039	52,000	65,550
Mylan Incorporated	2.55	3-28-2019	78,000	78,125
Mylan Incorporated	2.60	6-24-2018	700,000	703,422
Mylan Incorporated	5.40	11-29-2043	23,000	23,431
Novartis Capital Corporation	2.40	9-21-2022	350,000	347,037
Novartis Capital Corporation	3.40	5-6-2024	600,000	620,078
Novartis Capital Corporation	3.70	9-21-2042	175,000	169,157
Novartis Capital Corporation	4.40	4-24-2020	350,000	375,977
Pfizer Incorporated	1.50	6-15-2018	350,000	350,951
Pfizer Incorporated	1.70	12-15-2019	700,000	699,101
Pfizer Incorporated	3.00	12-15-2026	700,000	693,782
Pfizer Incorporated	3.40	5-15-2024	350,000	364,075
Pfizer Incorporated	4.13	12-15-2046	420,000	426,229
Pfizer Incorporated	4.30	6-15-2043	210,000	217,759
Pfizer Incorporated	6.50	2-1-2034	350,000	458,120
Pfizer Incorporated	7.20	3-15-2039	525,000	759,757
Pharmacia Corporation	6.60	12-1-2028	350,000	454,899
Schering-Plough Corporation	6.50	12-1-2033	175,000	228,715
Schering-Plough Corporation	6.55	9-15-2037	140,000	189,145
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	175,000	173,106
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	280,000	315,382
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	350,000	347,678
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	91,000	99,315
Zoetis Incorporated	3.25	2-1-2023	420,000	424,770
Zoetis Incorporated	4.70	2-1-2043	350,000	356,299

				21,279,003

Industrials: 1.54%

Aerospace & Defense: 0.44%
Boeing Company	0.95	5-15-2018	105,000	104,678
Boeing Company	4.88	2-15-2020	98,000	106,654
Boeing Company	5.88	2-15-2040	21,000	27,175
Boeing Company	6.00	3-15-2019	210,000	228,089
Boeing Company	6.13	2-15-2033	126,000	162,558
Boeing Company	6.88	3-15-2039	560,000	795,475
General Dynamics Corporation	2.25	11-15-2022	350,000	345,724
General Dynamics Corporation	3.88	7-15-2021	140,000	148,875
Honeywell International Incorporated	3.35	12-1-2023	140,000	145,286
Honeywell International Incorporated	4.25	3-1-2021	35,000	37,866
Honeywell International Incorporated	5.38	3-1-2041	255,000	312,691
Honeywell International Incorporated	5.70	3-15-2037	175,000	216,558
L-3 Communications Corporation	4.95	2-15-2021	350,000	376,858
L-3 Communications Corporation	5.20	10-15-2019	350,000	376,247
Lockheed Martin Corporation	3.35	9-15-2021	175,000	181,101
Lockheed Martin Corporation	3.55	1-15-2026	700,000	715,704
Lockheed Martin Corporation	3.80	3-1-2045	350,000	334,139
Lockheed Martin Corporation	4.07	12-15-2042	229,000	228,011
Lockheed Martin Corporation	4.25	11-15-2019	700,000	743,677

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Lockheed Martin Corporation	4.70%	5-15-2046	$350,000	$384,005
Lockheed Martin Corporation Series B	6.15	9-1-2036	122,000	155,155
Northrop Grumman Corporation	1.75	6-1-2018	210,000	210,509
Northrop Grumman Corporation	3.25	8-1-2023	245,000	251,078
Northrop Grumman Corporation	3.50	3-15-2021	210,000	218,071
Northrop Grumman Corporation	4.75	6-1-2043	350,000	386,288
Northrop Grumman Corporation	5.05	8-1-2019	59,000	63,385
Northrop Grumman Corporation	5.05	11-15-2040	70,000	78,317
Northrop Grumman Corporation	7.75	2-15-2031	210,000	300,291
Precision Castparts Corporation	2.50	1-15-2023	175,000	172,994
Precision Castparts Corporation	3.25	6-15-2025	210,000	211,793
Precision Castparts Corporation	3.90	1-15-2043	140,000	139,540
Raytheon Company	2.50	12-15-2022	245,000	245,100
Raytheon Company	4.40	2-15-2020	420,000	449,160
Raytheon Company	4.70	12-15-2041	350,000	390,920
Raytheon Company	7.20	8-15-2027	84,000	112,725
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	254,404
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	189,843
Rockwell Collins Incorporated	5.25	7-15-2019	35,000	37,639
Textron Incorporated	3.65	3-1-2021	105,000	108,176
Textron Incorporated	4.30	3-1-2024	140,000	146,044
Textron Incorporated	7.25	10-1-2019	245,000	275,285
United Technologies Corporation	3.10	6-1-2022	587,000	603,637
United Technologies Corporation	4.50	4-15-2020	350,000	377,130
United Technologies Corporation	4.50	6-1-2042	723,000	778,791
United Technologies Corporation	5.70	4-15-2040	350,000	432,001
United Technologies Corporation	6.05	6-1-2036	280,000	352,161
United Technologies Corporation	7.50	9-15-2029	301,000	420,318

				13,332,126

Air Freight & Logistics: 0.10%
FedEx Corporation	2.63	8-1-2022	337,000	337,079
FedEx Corporation	3.88	8-1-2042	140,000	129,285
FedEx Corporation	4.00	1-15-2024	203,000	216,014
FedEx Corporation	4.55	4-1-2046	350,000	358,254
FedEx Corporation	4.90	1-15-2034	175,000	189,246
FedEx Corporation	5.10	1-15-2044	210,000	228,887
FedEx Corporation	8.00	1-15-2019	280,000	311,196
United Parcel Service Incorporated	2.45	10-1-2022	280,000	280,762
United Parcel Service Incorporated	3.13	1-15-2021	630,000	653,197
United Parcel Service Incorporated	6.20	1-15-2038	206,000	273,230

				2,977,150

Airlines: 0.06%
American Airlines	4.00	1-15-2027	433,453	451,875
American Airlines	4.95	7-15-2024	494,765	528,161
Continental Airlines Incorporated Series A	7.25	5-10-2021	94,027	104,370
Delta Air Lines Incorporated	6.82	2-10-2024	40,225	46,514
Hawaiian Airlines Incorporated	3.90	7-15-2027	23,358	23,674
United Airlines Incorporated	4.00	10-11-2027	320,325	329,935
United Airlines Incorporated	4.30	2-15-2027	204,397	214,872

52	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Airlines (continued)
US Airways Group Incorporated	3.95%	5-15-2027	$88,102	$90,525
US Airways Group Incorporated	4.63	12-3-2026	133,800	140,825

				1,930,751

Building Products: 0.06%
Johnson Controls International plc	3.90	2-14-2026	500,000	518,333
Johnson Controls International plc	4.25	3-1-2021	120,000	127,151
Johnson Controls International plc	4.63	7-2-2044	350,000	365,695
Johnson Controls International plc	5.00	3-30-2020	100,000	107,542
Masco Corporation	3.50	4-1-2021	245,000	249,876
Masco Corporation	4.38	4-1-2026	190,000	197,581
Masco Corporation	7.75	8-1-2029	60,000	76,988
Owens Corning Incorporated	4.20	12-15-2022	149,000	155,764

				1,798,930

Commercial Services & Supplies: 0.12%
Avery Dennison Corporation	5.38	4-15-2020	245,000	264,224
Black & Decker Corporation	3.40	12-1-2021	280,000	290,168
Cintas Corporation No. 2	3.25	6-1-2022	70,000	71,153
Cintas Corporation No. 2	4.30	6-1-2021	42,000	44,614
Cintas Corporation No. 2	6.15	8-15-2036	35,000	42,074
CRH America Incorporated	8.13	7-15-2018	140,000	151,885
Equifax Incorporated	3.30	12-15-2022	162,000	164,908
Equifax Incorporated	7.00	7-1-2037	35,000	44,280
Pitney Bowes Incorporated	4.63	3-15-2024	350,000	345,020
Republic Services Incorporated	3.55	6-1-2022	700,000	728,814
Republic Services Incorporated	3.80	5-15-2018	70,000	71,699
Republic Services Incorporated	4.75	5-15-2023	210,000	231,522
Republic Services Incorporated	5.25	11-15-2021	35,000	39,141
Republic Services Incorporated	5.50	9-15-2019	87,000	94,395
Waste Management Incorporated	4.10	3-1-2045	350,000	356,103
Waste Management Incorporated	4.60	3-1-2021	140,000	151,407
Waste Management Incorporated	4.75	6-30-2020	350,000	378,034
Waste Management Incorporated	6.10	3-15-2018	228,000	238,598

				3,708,039

Electrical Equipment: 0.08%
Eaton Corporation	4.15	11-2-2042	350,000	350,358
Eaton Corporation	6.95	3-20-2019	140,000	153,655
Emerson Electric Company	3.15	6-1-2025	210,000	214,098
Emerson Electric Company	4.25	11-15-2020	140,000	149,875
Emerson Electric Company	4.88	10-15-2019	140,000	150,980
Emerson Electric Company	5.25	10-15-2018	35,000	37,054
Emerson Electric Company	5.25	11-15-2039	350,000	408,932
Emerson Electric Company	6.13	4-15-2039	70,000	88,536
Hubbell Incorporated	3.63	11-15-2022	140,000	146,047
Rockwell Automation Incorporated	6.25	12-1-2037	210,000	265,140
Roper Industries Incorporated	2.05	10-1-2018	350,000	351,729
Roper Industries Incorporated	6.25	9-1-2019	140,000	153,906

				2,470,310

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

Industrial Conglomerates: 0.08%
3M Company	2.00%	6-26-2022	$507,000	$501,107
3M Company	5.70	3-15-2037	227,000	284,455
GATX Corporation	2.50	3-15-2019	117,000	117,885
GATX Corporation	4.85	6-1-2021	70,000	75,527
General Electric Company	2.70	10-9-2022	700,000	708,047
General Electric Company	4.13	10-9-2042	525,000	545,776
General Electric Company	4.50	3-11-2044	200,000	217,552

				2,450,349

Machinery: 0.26%
Caterpillar Incorporated	3.80	8-15-2042	105,000	102,706
Caterpillar Incorporated	3.90	5-27-2021	700,000	747,646
Caterpillar Incorporated	4.30	5-15-2044	350,000	371,083
Caterpillar Incorporated	6.05	8-15-2036	630,000	793,869
Crane Company	2.75	12-15-2018	105,000	106,696
Cummins Incorporated	3.65	10-1-2023	117,000	122,769
Cummins Incorporated	4.88	10-1-2043	60,000	67,100
Deere & Company	2.60	6-8-2022	350,000	351,246
Deere & Company	3.90	6-9-2042	350,000	358,190
Deere & Company	4.38	10-16-2019	980,000	1,041,253
Deere & Company	5.38	10-16-2029	210,000	252,969
Dover Corporation	4.30	3-1-2021	350,000	372,504
Dover Corporation	5.38	10-15-2035	140,000	163,257
Dover Corporation	5.45	3-15-2018	70,000	72,868
Dover Corporation	6.60	3-15-2038	42,000	55,774
Flowserve Corporation	4.00	11-15-2023	75,000	77,625
IDEX Corporation	4.50	12-15-2020	70,000	73,895
Illinois Tool Works Incorporated	1.95	3-1-2019	350,000	353,100
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	87,640
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	219,025
Illinois Tool Works Incorporated	4.88	9-15-2041	206,000	234,696
Illinois Tool Works Incorporated	6.25	4-1-2019	108,000	118,263
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	700,000	748,231
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	175,000	188,014
Kennametal Incorporated	2.65	11-1-2019	105,000	103,922
Kennametal Incorporated	3.88	2-15-2022	69,000	68,321
Parker Hannifin Corporation	3.50	9-15-2022	70,000	73,285
Parker Hannifin Corporation	5.50	5-15-2018	94,000	98,503
Parker Hannifin Corporation	6.25	5-15-2038	42,000	54,099
Snap-on Incorporated	6.13	9-1-2021	105,000	120,936
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	248,027
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	70,000	74,200
Wabtec Corporation	4.38	8-15-2023	70,000	73,334

				7,995,046

Professional Services: 0.03%
Dun & Bradstreet Corporation	4.38	12-1-2022	175,000	182,115
Verisk Analytics Incorporated	4.00	6-15-2025	420,000	431,314
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	182,867

				796,296

54	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail: 0.29%
BNSF Railway Company	5.75%	5-1-2040	$385,000	$474,758
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	213,416
Burlington Northern Santa Fe LLC	3.05	3-15-2022	350,000	358,428
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	217,196
Burlington Northern Santa Fe LLC	3.60	9-1-2020	140,000	146,326
Burlington Northern Santa Fe LLC	3.75	4-1-2024	350,000	369,977
Burlington Northern Santa Fe LLC	4.40	3-15-2042	200,000	209,843
Burlington Northern Santa Fe LLC	4.45	3-15-2043	210,000	222,202
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	225,849
Burlington Northern Santa Fe LLC	4.70	10-1-2019	87,000	93,459
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	157,210
Burlington Northern Santa Fe LLC	5.05	3-1-2041	175,000	198,746
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	244,343
CSX Corporation	3.40	8-1-2024	278,000	282,873
CSX Corporation	3.70	10-30-2020	175,000	183,048
CSX Corporation	4.10	3-15-2044	280,000	272,401
CSX Corporation	4.25	6-1-2021	140,000	149,050
CSX Corporation	4.50	8-1-2054	350,000	347,034
CSX Corporation	4.75	5-30-2042	161,000	172,183
CSX Corporation	6.00	10-1-2036	210,000	257,230
CSX Corporation	6.15	5-1-2037	224,000	280,177
CSX Corporation	6.22	4-30-2040	140,000	174,804
Kansas City Southern	3.00	5-15-2023	51,000	49,877
Kansas City Southern	4.30	5-15-2043	140,000	131,602
Norfolk Southern Corporation	2.90	2-15-2023	400,000	397,956
Norfolk Southern Corporation	3.00	4-1-2022	350,000	355,397
Norfolk Southern Corporation	3.85	1-15-2024	140,000	146,832
Norfolk Southern Corporation	3.95	10-1-2042	84,000	82,481
Norfolk Southern Corporation	5.59	5-17-2025	37,000	42,385
Norfolk Southern Corporation	5.90	6-15-2019	45,000	48,948
Norfolk Southern Corporation	6.00	5-23-2111	350,000	419,248
Ryder System Incorporated	2.45	11-15-2018	245,000	247,365
Ryder System Incorporated	2.50	5-11-2020	140,000	140,515
Union Pacific Corporation	2.25	2-15-2019	140,000	141,762
Union Pacific Corporation	3.25	1-15-2025	175,000	178,135
Union Pacific Corporation	3.75	3-15-2024	140,000	147,795
Union Pacific Corporation	3.80	10-1-2051	519,000	499,202
Union Pacific Corporation	4.15	1-15-2045	175,000	180,753
Union Pacific Corporation	4.16	7-15-2022	306,000	330,381
Union Pacific Corporation	4.30	6-15-2042	175,000	184,612

				8,975,799

Trading Companies & Distributors: 0.02%
Air Lease Corporation «	3.38	1-15-2019	375,000	383,431
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	306,324

				689,755

Information Technology: 1.94%

Communications Equipment: 0.22%
Cisco Systems Incorporated	1.60	2-28-2019	525,000	525,902
Cisco Systems Incorporated	2.20	2-28-2021	700,000	700,919

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

Communications Equipment (continued)
Cisco Systems Incorporated	2.45%	6-15-2020	$420,000	$427,048
Cisco Systems Incorporated	2.90	3-4-2021	210,000	215,601
Cisco Systems Incorporated	3.00	6-15-2022	140,000	143,349
Cisco Systems Incorporated	3.63	3-4-2024	350,000	368,970
Cisco Systems Incorporated	4.45	1-15-2020	665,000	712,679
Cisco Systems Incorporated	4.95	2-15-2019	560,000	596,160
Cisco Systems Incorporated	5.50	1-15-2040	490,000	606,286
Harris Corporation	4.40	12-15-2020	210,000	223,377
Motorola Incorporated	3.50	3-1-2023	385,000	379,325
Motorola Incorporated	7.50	5-15-2025	84,000	100,121
Qualcomm Incorporated	2.25	5-20-2020	500,000	501,912
Qualcomm Incorporated	3.45	5-20-2025	700,000	708,733
Qualcomm Incorporated	4.80	5-20-2045	420,000	441,722

				6,652,104

Electronic Equipment, Instruments & Components: 0.06%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	109,207
Amphenol Corporation	2.55	1-30-2019	140,000	141,678
Amphenol Corporation	4.00	2-1-2022	210,000	220,261
Arrow Electronics Incorporated	5.13	3-1-2021	210,000	222,891
Arrow Electronics Incorporated	6.00	4-1-2020	70,000	76,153
Avnet Incorporated	5.88	6-15-2020	70,000	75,928
Corning Incorporated	2.90	5-15-2022	350,000	351,995
Corning Incorporated	3.70	11-15-2023	79,000	81,391
Corning Incorporated	4.25	8-15-2020	175,000	184,831
Corning Incorporated	5.75	8-15-2040	105,000	118,686
Corning Incorporated	6.63	5-15-2019	14,000	15,379
Keysight Technologies Incorporated	3.30	10-30-2019	175,000	177,410
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	175,554

				1,951,364

Internet Software & Services: 0.05%
Alphabet Incorporated	3.38	2-25-2024	87,000	91,450
Alphabet Incorporated	3.63	5-19-2021	350,000	372,057
eBay Incorporated	2.60	7-15-2022	245,000	239,411
eBay Incorporated	2.88	8-1-2021	350,000	353,795
eBay Incorporated	3.25	10-15-2020	140,000	144,128
eBay Incorporated	3.45	8-1-2024	245,000	244,337
eBay Incorporated	4.00	7-15-2042	175,000	151,184

				1,596,362

IT Services: 0.34%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	70,000	73,528
Computer Sciences Corporation	4.45	9-15-2022	140,000	147,140
Fidelity National Information Services Incorporated	2.00	4-15-2018	80,000	80,311
Fidelity National Information Services Incorporated	3.50	4-15-2023	92,000	93,395
Fidelity National Information Services Incorporated	3.63	10-15-2020	350,000	362,815
Fidelity National Information Services Incorporated	5.00	3-15-2022	210,000	215,443
Fidelity National Information Services Incorporated	5.00	10-15-2025	700,000	767,233

56	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
Fiserv Incorporated	2.70%	6-1-2020	$280,000	$283,212
Fiserv Incorporated	3.50	10-1-2022	280,000	286,239
Fiserv Incorporated	3.85	6-1-2025	210,000	216,712
IBM Corporation	1.63	5-15-2020	350,000	346,716
IBM Corporation	1.88	8-1-2022	280,000	271,096
IBM Corporation	1.95	2-12-2019	350,000	352,959
IBM Corporation	3.38	8-1-2023	280,000	290,244
IBM Corporation	4.00	6-20-2042	350,000	351,602
IBM Corporation	5.60	11-30-2039	630,000	772,689
IBM Corporation	5.88	11-29-2032	175,000	221,776
IBM Corporation	7.00	10-30-2025	210,000	269,727
IBM Corporation	7.63	10-15-2018	350,000	383,695
MasterCard Incorporated	3.38	4-1-2024	700,000	728,844
Total System Services Incorporated	2.38	6-1-2018	143,000	143,731
Total System Services Incorporated	3.75	6-1-2023	105,000	105,872
Visa Incorporated	2.20	12-14-2020	700,000	705,335
Visa Incorporated	3.15	12-14-2025	800,000	811,599
Visa Incorporated	4.30	12-14-2045	700,000	751,642
Western Union Company	5.25	4-1-2020	56,000	60,165
Western Union Company	6.20	11-17-2036	122,000	126,971
Western Union Company	6.20	6-21-2040	140,000	143,954
Xerox Corporation	4.50	5-15-2021	700,000	726,724
Xerox Corporation	5.63	12-15-2019	140,000	150,695
Xerox Corporation	6.35	5-15-2018	105,000	110,251
Xerox Corporation	6.75	12-15-2039	70,000	72,091

				10,424,406

Semiconductors & Semiconductor Equipment: 0.24%
Altera Corporation	2.50	11-15-2018	175,000	177,812
Analog Devices Incorporated	2.88	6-1-2023	105,000	103,722
Applied Materials Incorporated	4.30	6-15-2021	210,000	225,947
Applied Materials Incorporated	5.85	6-15-2041	140,000	172,339
Broadcom Corporation 144A	3.00	1-15-2022	500,000	502,505
Broadcom Corporation 144A	3.88	1-15-2027	1,000,000	1,007,003
Intel Corporation	2.70	12-15-2022	385,000	389,765
Intel Corporation	3.30	10-1-2021	593,000	620,084
Intel Corporation	3.70	7-29-2025	700,000	736,670
Intel Corporation	4.25	12-15-2042	175,000	180,832
Intel Corporation	4.80	10-1-2041	450,000	505,982
Intel Corporation	4.90	7-29-2045	525,000	598,377
KLA-Tencor Corporation	4.65	11-1-2024	700,000	750,346
Lam Research Corporation	2.80	6-15-2021	350,000	351,100
Maxim Integrated Product Incorporated	3.38	3-15-2023	140,000	140,506
Texas Instruments Incorporated	1.00	5-1-2018	140,000	139,417
Texas Instruments Incorporated	1.65	8-3-2019	175,000	174,635
Texas Instruments Incorporated	2.25	5-1-2023	175,000	169,693
Xilinx Incorporated	2.13	3-15-2019	175,000	175,365
Xilinx Incorporated	3.00	3-15-2021	175,000	178,217

				7,300,317

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.60%
Adobe Systems Incorporated	4.75%	2-1-2020	$227,000	$244,956
Autodesk Incorporated	3.60	12-15-2022	175,000	178,043
CA Incorporated	5.38	12-1-2019	350,000	379,692
Microsoft Corporation	1.10	8-8-2019	700,000	692,812
Microsoft Corporation	1.63	12-6-2018	280,000	281,557
Microsoft Corporation	2.00	11-3-2020	490,000	492,056
Microsoft Corporation	2.40	8-8-2026	875,000	831,379
Microsoft Corporation	2.70	2-12-2025	650,000	641,713
Microsoft Corporation	3.00	10-1-2020	280,000	290,291
Microsoft Corporation	3.30	2-6-2027	1,200,000	1,223,429
Microsoft Corporation	3.63	12-15-2023	700,000	737,626
Microsoft Corporation	3.70	8-8-2046	875,000	828,432
Microsoft Corporation	3.75	5-1-2043	33,000	31,637
Microsoft Corporation	3.75	2-12-2045	350,000	335,484
Microsoft Corporation	3.95	8-8-2056	750,000	707,178
Microsoft Corporation	4.00	2-8-2021	350,000	375,592
Microsoft Corporation	4.00	2-12-2055	350,000	332,794
Microsoft Corporation	4.20	6-1-2019	612,000	648,413
Microsoft Corporation	4.45	11-3-2045	700,000	744,727
Microsoft Corporation	4.50	10-1-2040	350,000	377,696
Microsoft Corporation	4.88	12-15-2043	140,000	157,602
Microsoft Corporation	5.20	6-1-2039	77,000	90,034
Microsoft Corporation	5.30	2-8-2041	350,000	419,772
Oracle Corporation	2.38	1-15-2019	420,000	426,786
Oracle Corporation	2.40	9-15-2023	490,000	479,049
Oracle Corporation	2.50	10-15-2022	560,000	558,261
Oracle Corporation	2.65	7-15-2026	700,000	672,704
Oracle Corporation	2.80	7-8-2021	250,000	255,308
Oracle Corporation	2.95	5-15-2025	700,000	692,990
Oracle Corporation	3.63	7-15-2023	280,000	294,425
Oracle Corporation	3.85	7-15-2036	350,000	348,013
Oracle Corporation	3.88	7-15-2020	245,000	260,145
Oracle Corporation	4.00	7-15-2046	350,000	341,730
Oracle Corporation	4.30	7-8-2034	175,000	184,932
Oracle Corporation	4.38	5-15-2055	200,000	200,329
Oracle Corporation	4.50	7-8-2044	350,000	368,318
Oracle Corporation	5.00	7-8-2019	420,000	452,286
Oracle Corporation	5.38	7-15-2040	420,000	494,085
Oracle Corporation	5.75	4-15-2018	700,000	734,249
Oracle Corporation	6.13	7-8-2039	140,000	178,095
Oracle Corporation	6.50	4-15-2038	175,000	229,513

				18,214,133

Technology Hardware, Storage & Peripherals: 0.43%
Apple Incorporated	1.00	5-3-2018	1,610,000	1,604,784
Apple Incorporated	2.00	5-6-2020	700,000	702,307
Apple Incorporated	2.25	2-23-2021	700,000	702,453
Apple Incorporated	2.40	5-3-2023	705,000	693,723
Apple Incorporated	2.50	2-9-2022	500,000	503,120
Apple Incorporated	3.20	5-13-2025	525,000	530,453

58	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals (continued)
Apple Incorporated	3.25%	2-23-2026	$475,000	$482,109
Apple Incorporated	3.35	2-9-2027	1,000,000	1,018,010
Apple Incorporated	3.45	5-6-2024	700,000	726,970
Apple Incorporated	3.45	2-9-2045	700,000	628,544
Apple Incorporated	3.85	5-4-2043	700,000	675,048
Apple Incorporated	4.38	5-13-2045	350,000	364,487
Apple Incorporated	4.65	2-23-2046	875,000	952,004
Hewlett-Packard Company	3.75	12-1-2020	29,000	30,142
Hewlett-Packard Company	4.05	9-15-2022	175,000	181,589
Hewlett-Packard Company	4.30	6-1-2021	350,000	369,709
Hewlett-Packard Company	4.65	12-9-2021	350,000	374,787
Hewlett-Packard Company	6.00	9-15-2041	332,000	342,242
Hewlett-Packard Enterprise Company	3.60	10-15-2020	775,000	794,940
Hewlett-Packard Enterprise Company	4.90	10-15-2025	700,000	728,432
Hewlett-Packard Enterprise Company	6.35	10-15-2045	525,000	548,466
NetApp Incorporated	3.25	12-15-2022	175,000	173,119

				13,127,438

Materials: 0.55%

Chemicals: 0.35%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	179,898
Air Products & Chemicals Incorporated	3.35	7-31-2024	245,000	253,196
Air Products & Chemicals Incorporated	4.38	8-21-2019	105,000	111,507
Airgas Incorporated	2.90	11-15-2022	350,000	351,982
Albemarle Corporation	5.45	12-1-2044	140,000	155,449
Celanese U.S. Holdings LLC	4.63	11-15-2022	119,000	125,894
Celanese U.S. Holdings LLC	5.88	6-15-2021	98,000	108,726
Dow Chemical Company	3.50	10-1-2024	175,000	178,560
Dow Chemical Company	4.13	11-15-2021	350,000	372,345
Dow Chemical Company	4.25	10-1-2034	175,000	176,267
Dow Chemical Company	4.38	11-15-2042	350,000	358,551
Dow Chemical Company	5.25	11-15-2041	175,000	196,876
Dow Chemical Company	7.38	11-1-2029	420,000	565,188
Dow Chemical Company	8.55	5-15-2019	458,000	522,634
E.I. du Pont de Nemours & Company	3.63	1-15-2021	350,000	365,000
E.I. du Pont de Nemours & Company	4.15	2-15-2043	210,000	208,969
E.I. du Pont de Nemours & Company	4.50	8-15-2019	280,000	297,290
E.I. du Pont de Nemours & Company	4.63	1-15-2020	140,000	149,864
E.I. du Pont de Nemours & Company	4.90	1-15-2041	210,000	229,669
E.I. du Pont de Nemours & Company	5.60	12-15-2036	17,000	19,951
E.I. du Pont de Nemours & Company	6.00	7-15-2018	437,000	462,655
E.I. du Pont de Nemours & Company	6.50	1-15-2028	175,000	216,549
Eastman Chemical Company	2.70	1-15-2020	210,000	213,003
Eastman Chemical Company	3.60	8-15-2022	280,000	289,341
Eastman Chemical Company	4.80	9-1-2042	140,000	144,241
Ecolab Incorporated	4.35	12-8-2021	350,000	378,657
Ecolab Incorporated	5.50	12-8-2041	210,000	251,760
FMC Corporation	3.95	2-1-2022	87,000	88,987
FMC Corporation	4.10	2-1-2024	175,000	179,233

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
International Flavors & Fragrances Incorporated	3.20%	5-1-2023	$70,000	$69,761
Lubrizol Corporation	8.88	2-1-2019	175,000	198,461
Monsanto Company	3.38	7-15-2024	200,000	201,865
Monsanto Company	3.60	7-15-2042	105,000	92,537
Monsanto Company	4.70	7-15-2064	210,000	202,202
Monsanto Company	5.50	8-15-2025	70,000	78,989
Mosaic Company	3.75	11-15-2021	80,000	82,491
Mosaic Company «	4.25	11-15-2023	297,000	308,756
Mosaic Company	5.45	11-15-2033	213,000	222,145
Mosaic Company	5.63	11-15-2043	175,000	183,740
NewMarket Corporation	4.10	12-15-2022	35,000	35,723
PPG Industries Incorporated	2.30	11-15-2019	175,000	177,102
PPG Industries Incorporated	3.60	11-15-2020	70,000	73,337
PPG Industries Incorporated	5.50	11-15-2040	105,000	125,348
Praxair Incorporated	1.25	11-7-2018	70,000	69,802
Praxair Incorporated	2.20	8-15-2022	350,000	340,365
Praxair Incorporated	2.45	2-15-2022	140,000	139,954
Praxair Incorporated	2.70	2-21-2023	105,000	104,671
Praxair Incorporated	3.55	11-7-2042	105,000	99,229
Praxair Incorporated	4.05	3-15-2021	140,000	149,115
RPM International Incorporated	6.13	10-15-2019	140,000	153,652
Sherwin-Williams Company	4.00	12-15-2042	92,000	85,796
Valspar Corporation	4.20	1-15-2022	70,000	72,653
Valspar Corporation	7.25	6-15-2019	70,000	76,751
Westlake Chemical Corporation	3.60	7-15-2022	20,000	20,192

				10,516,879

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	87,000	91,167

Containers & Packaging: 0.01%
Bemis Company Incorporated	6.80	8-1-2019	7,000	7,713
Packaging Corporation of America	3.65	9-15-2024	175,000	177,302
Packaging Corporation of America	3.90	6-15-2022	140,000	146,704
Sonoco Products Company	4.38	11-1-2021	70,000	73,876

				405,595

Metals & Mining: 0.10%
Barrick Gold Finance Company LLC	4.40	5-30-2021	101,000	108,686
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	241,217
Newmont Mining Corporation	3.50	3-15-2022	420,000	433,052
Newmont Mining Corporation	4.88	3-15-2042	350,000	358,797
Newmont Mining Corporation	6.25	10-1-2039	332,000	394,354
Nucor Corporation	4.00	8-1-2023	132,000	139,847
Nucor Corporation	5.20	8-1-2043	140,000	161,902
Nucor Corporation	5.85	6-1-2018	105,000	110,194
Nucor Corporation	6.40	12-1-2037	140,000	180,310
Reliance Steel & Aluminum Company	4.50	4-15-2023	105,000	109,278
Southern Copper Corporation	5.38	4-16-2020	63,000	68,438
Southern Copper Corporation	6.75	4-16-2040	308,000	346,449
Southern Copper Corporation	7.50	7-27-2035	420,000	509,239

				3,161,763

60	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products: 0.09%
Domtar Corporation	4.40%	4-1-2022	$350,000	$364,745
Georgia-Pacific LLC	7.25	6-1-2028	227,000	296,707
Georgia-Pacific LLC	8.00	1-15-2024	140,000	181,757
International Paper Company	3.65	6-15-2024	350,000	357,361
International Paper Company	4.75	2-15-2022	52,000	56,501
International Paper Company	4.80	6-15-2044	175,000	180,220
International Paper Company	6.00	11-15-2041	374,000	435,951
International Paper Company	7.30	11-15-2039	175,000	229,164
International Paper Company	7.50	8-15-2021	315,000	376,188
MeadWestvaco Corporation	7.95	2-15-2031	35,000	46,927
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	192,039

				2,717,560

Real Estate: 0.74%

Equity REITs: 0.72%
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	525,000	541,872
American Campus Communities Incorporated	3.75	4-15-2023	70,000	71,122
American Tower Corporation	3.45	9-15-2021	350,000	356,614
American Tower Corporation	3.50	1-31-2023	105,000	105,669
American Tower Corporation	4.00	6-1-2025	350,000	353,276
American Tower Corporation	5.00	2-15-2024	245,000	264,939
American Tower Corporation	5.05	9-1-2020	350,000	376,099
American Tower Corporation	5.90	11-1-2021	395,000	442,863
AvalonBay Communities Incorporated	2.95	9-15-2022	245,000	246,830
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	141,754
AvalonBay Communities Incorporated	3.50	11-15-2024	105,000	106,999
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	145,280
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	186,015
AvalonBay Communities Incorporated	6.10	3-15-2020	70,000	77,664
Boston Properties LP	3.13	9-1-2023	105,000	104,657
Boston Properties LP	3.80	2-1-2024	210,000	216,564
Boston Properties LP	3.85	2-1-2023	280,000	291,781
Boston Properties LP	4.13	5-15-2021	210,000	221,995
Boston Properties LP	5.88	10-15-2019	350,000	381,119
Brandywine Operating Partnership LP	3.95	2-15-2023	245,000	247,159
Camden Property Trust	2.95	12-15-2022	105,000	103,363
Camden Property Trust	4.25	1-15-2024	47,000	49,071
Camden Property Trust	4.63	6-15-2021	105,000	112,148
Camden Property Trust	4.88	6-15-2023	70,000	75,950
CBL & Associates LP	4.60	10-15-2024	92,000	86,172
CBL & Associates LP	5.25	12-1-2023	47,000	47,014
Commonwealth REIT	5.88	9-15-2020	70,000	75,143
Corporate Office Properties LP	3.60	5-15-2023	70,000	68,224
Corporate Office Properties LP	3.70	6-15-2021	350,000	358,093
Crown Castle International Corporation	3.70	6-15-2026	350,000	345,369
Crown Castle International Corporation	5.25	1-15-2023	350,000	383,103
DDR Corporation	3.38	5-15-2023	175,000	170,765
DDR Corporation	3.50	1-15-2021	175,000	177,561
DDR Corporation	4.63	7-15-2022	175,000	184,622

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Digital Realty Trust LP	3.63%	10-1-2022	$140,000	$142,930
Digital Realty Trust LP	3.95	7-1-2022	140,000	145,762
Digital Realty Trust LP	5.25	3-15-2021	70,000	76,048
Digital Realty Trust LP	5.88	2-1-2020	210,000	229,670
Duke Realty LP	3.63	4-15-2023	87,000	88,280
Duke Realty LP	3.75	12-1-2024	455,000	465,298
Entertainment Properties Trust	5.75	8-15-2022	105,000	114,597
EPR Properties Company	5.25	7-15-2023	79,000	83,253
Equity One Incorporated	3.75	11-15-2022	175,000	179,286
ERP Operating LP	4.63	12-15-2021	419,000	454,350
Essex Portfolio LP	3.25	5-1-2023	70,000	69,897
Essex Portfolio LP	3.38	1-15-2023	350,000	352,436
Essex Portfolio LP	5.20	3-15-2021	45,000	48,879
Federal Realty Investment Trust	2.75	6-1-2023	70,000	68,398
Federal Realty Investment Trust	3.00	8-1-2022	70,000	70,386
Federal Realty Investment Trust	4.50	12-1-2044	175,000	181,431
HCP Incorporated	3.15	8-1-2022	70,000	69,753
HCP Incorporated	3.75	2-1-2019	70,000	71,856
HCP Incorporated	3.88	8-15-2024	200,000	202,652
HCP Incorporated	4.00	6-1-2025	297,000	302,045
HCP Incorporated	4.20	3-1-2024	140,000	144,908
HCP Incorporated	4.25	11-15-2023	195,000	202,336
HCP Incorporated	5.38	2-1-2021	45,000	49,122
HCP Incorporated	6.75	2-1-2041	45,000	55,220
Health Care REIT Incorporated	4.00	6-1-2025	210,000	215,594
Health Care REIT Incorporated	4.13	4-1-2019	175,000	181,610
Health Care REIT Incorporated	4.50	1-15-2024	140,000	148,371
Health Care REIT Incorporated	4.95	1-15-2021	175,000	188,625
Health Care REIT Incorporated	5.25	1-15-2022	70,000	77,193
Health Care REIT Incorporated	5.75	1-15-2021	175,000	192,364
Health Care REIT Incorporated	6.13	4-15-2020	175,000	193,965
Health Care REIT Incorporated	6.50	3-15-2041	140,000	173,257
Healthcare Realty Trust Incorporated	3.75	4-15-2023	87,000	86,827
Highwoods Realty LP	3.20	6-15-2021	350,000	352,998
Hospitality Properties Trust	4.65	3-15-2024	350,000	358,810
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	70,134
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	185,222
Host Hotels & Resorts Company	6.00	10-1-2021	350,000	390,452
Kilroy Realty Corporation	3.80	1-15-2023	175,000	179,762
Kilroy Realty Corporation	4.80	7-15-2018	105,000	108,388
Kimco Realty Corporation	2.80	10-1-2026	350,000	328,005
Kimco Realty Corporation	6.88	10-1-2019	70,000	78,412
Liberty Property LP	4.40	2-15-2024	109,000	115,421
Liberty Property LP	4.75	10-1-2020	175,000	186,413
Mack-Cali Realty Corporation	3.15	5-15-2023	70,000	65,708
Mid-America Apartments LP	4.30	10-15-2023	35,000	36,703
National Retail Properties Incorporated	3.30	4-15-2023	70,000	70,288
National Retail Properties Incorporated	3.80	10-15-2022	70,000	72,661
ProLogis LP	3.35	2-1-2021	280,000	288,523
Realty Income Corporation	3.88	7-15-2024	350,000	361,616

62	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Realty Income Corporation	4.65%	8-1-2023	$210,000	$227,259
Realty Income Corporation	5.75	1-15-2021	210,000	232,403
Retail Opportunity Investments Corporation	5.00	12-15-2023	35,000	35,906
Simon Property Group LP	2.20	2-1-2019	350,000	352,878
Simon Property Group LP	3.38	3-15-2022	350,000	361,726
Simon Property Group LP	3.75	2-1-2024	175,000	182,302
Simon Property Group LP	4.13	12-1-2021	210,000	223,771
Simon Property Group LP	4.38	3-1-2021	350,000	374,588
Simon Property Group LP	4.75	3-15-2042	175,000	186,283
Simon Property Group LP	5.65	2-1-2020	140,000	152,773
Simon Property Group LP	6.75	2-1-2040	245,000	328,948
UDR Incorporated	3.70	10-1-2020	175,000	180,722
UDR Incorporated	4.25	6-1-2018	105,000	108,063
UDR Incorporated	4.63	1-10-2022	70,000	74,710
Ventas Realty LP	2.70	4-1-2020	140,000	141,190
Ventas Realty LP	4.25	3-1-2022	700,000	738,931
Ventas Realty LP	4.75	6-1-2021	105,000	112,804
Ventas Realty LP	5.70	9-30-2043	175,000	199,945
VEREIT Operating Partnership LP	3.00	2-6-2019	147,000	147,544
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	81,712
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	100,511
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	124,653
Vornado Realty LP	2.50	6-30-2019	350,000	351,790
Washington REIT	3.95	10-15-2022	105,000	105,525
Weingarten Realty Investors	3.38	10-15-2022	105,000	105,664
Weingarten Realty Investors	3.50	4-15-2023	87,000	87,471
Weyerhaeuser Company	4.63	9-15-2023	210,000	225,010
Weyerhaeuser Company	6.88	12-15-2033	105,000	129,627
Weyerhaeuser Company	7.38	10-1-2019	70,000	78,571
Weyerhaeuser Company	7.38	3-15-2032	200,000	263,710
WP Carey Incorporated	4.60	4-1-2024	350,000	362,221

				22,072,195

Real Estate Management & Development: 0.02%
CubeSmart LP	4.38	12-15-2023	175,000	182,953
Jones Lang LaSalle Incorporated	4.40	11-15-2022	70,000	72,830
Regency Centers LP	4.80	4-15-2021	140,000	150,658

				406,441

Telecommunication Services: 0.84%

Diversified Telecommunication Services: 0.83%
AT&T Incorporated	2.45	6-30-2020	875,000	876,316
AT&T Incorporated	3.00	2-15-2022	550,000	548,989
AT&T Incorporated	3.40	5-15-2025	750,000	725,011
AT&T Incorporated	3.80	3-15-2022	350,000	360,924
AT&T Incorporated	3.88	8-15-2021	31,000	32,152
AT&T Incorporated	3.90	3-11-2024	350,000	356,109
AT&T Incorporated	4.13	2-17-2026	1,050,000	1,065,976
AT&T Incorporated	4.30	12-15-2042	350,000	313,151

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	4.35%	6-15-2045	$700,000	$618,180
AT&T Incorporated	4.45	5-15-2021	455,000	482,227
AT&T Incorporated	4.45	4-1-2024	490,000	513,654
AT&T Incorporated	4.50	3-9-2048	623,000	558,551
AT&T Incorporated	4.60	2-15-2021	245,000	260,415
AT&T Incorporated	4.75	5-15-2046	700,000	654,094
AT&T Incorporated	5.00	3-1-2021	490,000	529,218
AT&T Incorporated	5.15	3-15-2042	350,000	348,589
AT&T Incorporated	5.20	3-15-2020	231,000	249,775
AT&T Incorporated	5.55	8-15-2041	42,000	43,548
AT&T Incorporated	5.60	5-15-2018	350,000	366,109
AT&T Incorporated	5.70	3-1-2057	1,000,000	1,037,290
AT&T Incorporated	5.80	2-15-2019	560,000	601,297
AT&T Incorporated	6.00	8-15-2040	280,000	307,866
AT&T Incorporated	6.30	1-15-2038	350,000	398,057
AT&T Incorporated	6.35	3-15-2040	101,000	114,988
AT&T Incorporated	6.38	3-1-2041	350,000	398,700
AT&T Incorporated	6.55	2-15-2039	560,000	655,551
AT&T Incorporated	8.25	11-15-2031	375,000	514,586
Qwest Corporation	6.88	9-15-2033	178,000	176,668
Verizon Communications Incorporated	2.45	11-1-2022	420,000	406,847
Verizon Communications Incorporated	2.63	8-15-2026	750,000	687,376
Verizon Communications Incorporated 144A	2.95	3-15-2022	716,000	715,260
Verizon Communications Incorporated	3.00	11-1-2021	525,000	529,517
Verizon Communications Incorporated	3.50	11-1-2021	200,000	205,930
Verizon Communications Incorporated	3.50	11-1-2024	525,000	526,127
Verizon Communications Incorporated	3.65	9-14-2018	480,000	494,308
Verizon Communications Incorporated	4.15	3-15-2024	595,000	619,341
Verizon Communications Incorporated	4.27	1-15-2036	971,000	917,389
Verizon Communications Incorporated	4.50	9-15-2020	720,000	767,913
Verizon Communications Incorporated	4.52	9-15-2048	1,098,000	1,005,441
Verizon Communications Incorporated	4.60	4-1-2021	700,000	750,824
Verizon Communications Incorporated	4.67	3-15-2055	655,000	598,519
Verizon Communications Incorporated	4.75	11-1-2041	350,000	339,096
Verizon Communications Incorporated	4.86	8-21-2046	581,000	569,701
Verizon Communications Incorporated 144A	5.01	4-15-2049	1,475,000	1,447,426
Verizon Communications Incorporated	5.01	8-21-2054	840,000	812,873
Verizon Communications Incorporated	5.15	9-15-2023	560,000	616,223
Verizon Global Funding Corporation	5.85	9-15-2035	122,000	139,282

				25,257,384

Wireless Telecommunication Services: 0.01%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	359,014

Utilities: 1.87%

Electric Utilities: 1.42%
Alabama Power Company	3.55	12-1-2023	175,000	183,767
Alabama Power Company	3.85	12-1-2042	140,000	137,297
Alabama Power Company	4.15	8-15-2044	105,000	107,719

64	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Alabama Power Company	5.50%	3-15-2041	$45,000	$54,028
Alabama Power Company	6.13	5-15-2038	73,000	92,079
American Electric Power Company Incorporated	2.95	12-15-2022	140,000	140,885
Appalachian Power Company	3.40	6-1-2025	175,000	177,763
Appalachian Power Company	4.45	6-1-2045	175,000	184,637
Appalachian Power Company	5.80	10-1-2035	220,000	260,147
Appalachian Power Company	6.38	4-1-2036	210,000	261,865
Appalachian Power Company	7.00	4-1-2038	70,000	95,401
Arizona Public Service Company	3.15	5-15-2025	105,000	105,783
Arizona Public Service Company	4.50	4-1-2042	70,000	74,859
Arizona Public Service Company	4.70	1-15-2044	175,000	188,208
Arizona Public Service Company	8.75	3-1-2019	350,000	396,684
Atlantic City Electric Company	7.75	11-15-2018	45,000	49,281
Baltimore Gas & Electric Company	3.50	11-15-2021	350,000	363,724
Carolina Power & Light Company	2.80	5-15-2022	175,000	177,908
CenterPoint Energy Houston	2.25	8-1-2022	210,000	206,919
CenterPoint Energy Houston	3.55	8-1-2042	175,000	168,948
CenterPoint Energy Houston	4.50	4-1-2044	175,000	194,990
Cleco Power LLC	6.00	12-1-2040	210,000	255,741
Columbus Southern Power Company	6.05	5-1-2018	140,000	146,728
Commonwealth Edison Company	3.80	10-1-2042	70,000	68,321
Commonwealth Edison Company	4.70	1-15-2044	175,000	194,930
Commonwealth Edison Company	5.90	3-15-2036	175,000	218,538
Commonwealth Edison Company Series 100	5.88	2-1-2033	45,000	54,865
Connecticut Light & Power Company	4.15	6-1-2045	87,000	89,631
Connecticut Light & Power Company	5.65	5-1-2018	70,000	73,308
Connecticut Light & Power Company	6.35	6-1-2036	140,000	181,138
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	350,000	374,769
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	140,000	152,785
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	175,000	209,651
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	227,686
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	70,000	73,148
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	210,000	285,115
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	175,000	178,546
Consolidated Edison Company of New York Incorporated Series C	4.30	12-1-2056	245,000	250,709
Delmarva Power & Light Company	4.00	6-1-2042	210,000	208,813
Detroit Edison Company	2.65	6-15-2022	140,000	140,183
Detroit Edison Company	3.45	10-1-2020	350,000	364,321
DTE Electric Company	3.65	3-15-2024	105,000	111,203
DTE Electric Company	6.63	6-1-2036	175,000	234,217
Duke Energy Carolinas LLC	2.50	3-15-2023	300,000	298,487
Duke Energy Carolinas LLC	2.95	12-1-2026	525,000	517,235
Duke Energy Carolinas LLC	4.25	12-15-2041	350,000	365,852
Duke Energy Carolinas LLC	6.10	6-1-2037	175,000	220,593
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	70,000	76,232
Duke Energy Corporation	3.05	8-15-2022	70,000	70,623
Duke Energy Corporation	3.95	10-15-2023	140,000	147,132
Duke Energy Corporation	6.45	10-15-2032	262,000	341,874
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	68,523
Duke Energy Indiana Incorporated	3.75	5-15-2046	175,000	168,475

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Duke Energy Indiana Incorporated	4.90%	7-15-2043	$105,000	$119,063
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	60,230
Duke Energy Ohio Incorporated	5.45	4-1-2019	175,000	187,378
Duke Energy Progress Incorporated	3.00	9-15-2021	175,000	179,592
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	107,452
Duke Energy Progress Incorporated	4.15	12-1-2044	175,000	180,490
Duke Energy Progress Incorporated	4.38	3-30-2044	175,000	185,910
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	183,008
Entergy Corporation	5.13	9-15-2020	175,000	188,546
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	97,718
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	70,000	73,327
Entergy Louisiana LLC	3.25	4-1-2028	350,000	348,782
Entergy Louisiana LLC	4.05	9-1-2023	280,000	297,091
Entergy Louisiana LLC	5.40	11-1-2024	175,000	202,763
Entergy Texas Incorporated	7.13	2-1-2019	140,000	152,716
Exelon Corporation	3.95	6-15-2025	350,000	360,665
Exelon Corporation	4.95	6-15-2035	140,000	151,056
Exelon Corporation	5.10	6-15-2045	280,000	307,634
Exelon Corporation	5.63	6-15-2035	255,000	293,618
Exelon Generation Company LLC	4.25	6-15-2022	157,000	164,435
Exelon Generation Company LLC	5.20	10-1-2019	350,000	374,875
FirstEnergy Corporation	2.75	3-15-2018	126,000	127,103
FirstEnergy Corporation	4.25	3-15-2023	168,000	175,178
FirstEnergy Corporation Series C	7.38	11-15-2031	290,000	382,205
Florida Power & Light Company	3.25	6-1-2024	350,000	361,581
Florida Power & Light Company	4.05	6-1-2042	175,000	180,925
Florida Power & Light Company	4.13	2-1-2042	210,000	218,781
Florida Power & Light Company	5.25	2-1-2041	140,000	168,178
Florida Power & Light Company	5.95	2-1-2038	224,000	290,667
Florida Power & Light Company	5.96	4-1-2039	175,000	227,280
Florida Power Corporation	5.65	6-15-2018	210,000	221,050
Florida Power Corporation	5.65	4-1-2040	87,000	107,272
Florida Power Corporation	6.40	6-15-2038	350,000	471,225
Georgia Power Company	4.25	12-1-2019	262,000	277,423
Georgia Power Company	4.30	3-15-2042	175,000	178,782
Georgia Power Company	4.30	3-15-2043	245,000	251,573
Georgia Power Company	5.40	6-1-2018	140,000	146,844
Georgia Power Company	5.40	6-1-2040	175,000	202,748
Georgia Power Company	5.95	2-1-2039	175,000	215,155
Great Plains Energy Incorporated	4.85	6-1-2021	35,000	37,356
Iberdrola International BV	6.75	7-15-2036	278,000	347,057
Indiana Michigan Power Company	3.20	3-15-2023	70,000	70,780
Interstate Power & Light Company	4.70	10-15-2043	210,000	225,186
Interstate Power & Light Company	6.25	7-15-2039	21,000	26,927
Jersey Central Power & Light Company	7.35	2-1-2019	175,000	191,285
Kansas City Power & Light Company	3.15	3-15-2023	140,000	140,355
Kansas City Power & Light Company	6.38	3-1-2018	175,000	182,813
Kansas City Power & Light Company	7.15	4-1-2019	140,000	154,139
Kentucky Utilities Company	3.25	11-1-2020	175,000	180,966
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	72,687

66	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
MidAmerican Energy Holdings Company	2.40%	3-15-2019	$350,000	$354,215
MidAmerican Energy Holdings Company	4.80	9-15-2043	210,000	237,589
MidAmerican Energy Holdings Company	5.30	3-15-2018	175,000	181,943
MidAmerican Energy Holdings Company	5.80	10-15-2036	52,000	64,275
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	260,517
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	176,496
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	143,562
Nevada Power Company	5.45	5-15-2041	84,000	99,548
Nevada Power Company	6.75	7-1-2037	140,000	187,880
Nevada Power Company	7.13	3-15-2019	210,000	232,779
NiSource Finance Corporation	4.80	2-15-2044	345,000	371,477
NiSource Finance Corporation	5.45	9-15-2020	290,000	318,153
NiSource Finance Corporation	5.65	2-1-2045	140,000	169,138
NiSource Finance Corporation	6.13	3-1-2022	70,000	80,630
NiSource Finance Corporation	6.80	1-15-2019	63,000	68,422
Northeast Utilities	1.45	5-1-2018	245,000	244,245
Northeast Utilities	2.80	5-1-2023	122,000	120,734
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	171,182
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	104,828
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	163,283
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	33,663
Northern States Power Company of Minnesota	6.20	7-1-2037	210,000	274,321
NSTAR Electric Company	2.38	10-15-2022	140,000	137,666
NSTAR Electric Company	5.50	3-15-2040	70,000	84,528
Oglethorpe Power Corporation	4.55	6-1-2044	175,000	176,467
Oglethorpe Power Corporation	5.38	11-1-2040	210,000	238,858
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	126,298
Ohio Edison Company	6.88	7-15-2036	175,000	227,646
Ohio Edison Company	8.25	10-15-2038	140,000	204,884
Ohio Power Company	5.38	10-1-2021	45,000	50,282
Ohio Power Company	6.60	2-15-2033	136,000	170,895
Ohio Power Company	6.60	3-1-2033	105,000	132,124
Oklahoma Gas & Electric Company	4.55	3-15-2044	175,000	184,324
Oklahoma Gas & Electric Company	5.25	5-15-2041	70,000	80,484
Oklahoma Gas & Electric Company	5.85	6-1-2040	70,000	85,942
Oncor Electric Delivery Company LLC	4.10	6-1-2022	350,000	373,979
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	151,415
Oncor Electric Delivery Company LLC	5.25	9-30-2040	175,000	208,425
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	166,892
Oncor Electric Delivery Company LLC	7.50	9-1-2038	140,000	204,769
PacifiCorp	3.60	4-1-2024	175,000	182,314
PacifiCorp	4.10	2-1-2042	70,000	70,908
PacifiCorp	5.65	7-15-2018	200,000	210,837
PacifiCorp	5.75	4-1-2037	175,000	217,098
PacifiCorp	6.00	1-15-2039	350,000	452,258
PacifiCorp	6.25	10-15-2037	254,000	333,050
PECO Energy Company	2.38	9-15-2022	300,000	297,503
PECO Energy Company	4.15	10-1-2044	245,000	250,975
Portland General Electric Company	6.10	4-15-2019	175,000	189,270
Potomac Electric Power Company	3.60	3-15-2024	175,000	181,840

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Potomac Electric Power Company	6.50%	11-15-2037	$140,000	$187,272
PPL Capital Funding Incorporated	1.90	6-1-2018	70,000	70,001
PPL Capital Funding Incorporated	3.40	6-1-2023	350,000	354,950
PPL Capital Funding Incorporated	3.95	3-15-2024	175,000	182,588
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	147,789
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	89,322
PPL Capital Funding Incorporated	5.00	3-15-2044	175,000	188,607
PPL Electric Utilities	4.75	7-15-2043	105,000	117,855
PPL Electric Utilities	5.20	7-15-2041	140,000	163,549
PPL Electric Utilities	6.25	5-15-2039	31,000	40,525
Progress Energy Incorporated	3.15	4-1-2022	350,000	354,351
Progress Energy Incorporated	4.10	5-15-2042	175,000	179,132
Progress Energy Incorporated	4.40	1-15-2021	175,000	186,347
Progress Energy Incorporated	4.55	4-1-2020	52,000	55,393
Progress Energy Incorporated	6.00	12-1-2039	210,000	255,518
Progress Energy Incorporated	6.30	4-1-2038	35,000	45,378
Progress Energy Incorporated	7.75	3-1-2031	210,000	292,691
PSEG Power LLC	2.45	11-15-2018	210,000	211,452
PSEG Power LLC	4.15	9-15-2021	175,000	184,308
PSEG Power LLC «	4.30	11-15-2023	210,000	221,106
PSEG Power LLC	5.13	4-15-2020	196,000	211,244
PSEG Power LLC	8.63	4-15-2031	75,000	92,998
Public Service Company of Colorado	2.25	9-15-2022	70,000	68,994
Public Service Company of Colorado	2.50	3-15-2023	175,000	172,234
Public Service Company of Colorado	3.20	11-15-2020	210,000	217,202
Public Service Company of Colorado	3.60	9-15-2042	140,000	132,924
Public Service Company of Colorado	3.95	3-15-2043	87,000	86,750
Public Service Company of Colorado	4.30	3-15-2044	175,000	185,931
Public Service Company of Colorado	5.13	6-1-2019	35,000	37,464
Public Service Company of New Hampshire	3.50	11-1-2023	210,000	215,278
Public Service Company of Oklahoma	4.40	2-1-2021	70,000	74,589
Public Service Company of Oklahoma	5.15	12-1-2019	28,000	30,254
Public Service Electric & Gas Company	2.00	8-15-2019	140,000	140,403
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	137,887
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	168,220
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	137,591
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	71,098
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	87,547
South Carolina Electric & Gas Company	4.35	2-1-2042	420,000	434,383
South Carolina Electric & Gas Company	6.50	11-1-2018	367,000	395,213
Southern California Edison Company	3.88	6-1-2021	189,000	200,564
Southern California Edison Company	3.90	3-15-2043	105,000	105,449
Southern California Edison Company	4.05	3-15-2042	350,000	356,547
Southern California Edison Company	5.50	8-15-2018	350,000	370,295
Southern California Edison Company	5.50	3-15-2040	140,000	173,380
Southern California Edison Company	6.00	1-15-2034	70,000	87,998
Southern California Edison Company	6.05	3-15-2039	245,000	320,657
Southern California Edison Company Series 05-E	5.35	7-15-2035	126,000	149,267
Southern Company	2.15	9-1-2019	350,000	350,305
Southern Company	2.45	9-1-2018	126,000	127,138

68	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Southern Company	2.75%	6-15-2020	$175,000	$176,725
Southern Company	2.95	7-1-2023	200,000	196,788
Southern Company	3.25	7-1-2026	650,000	632,700
Southern Company	4.40	7-1-2046	420,000	418,590
Southwestern Electric Power Company	6.20	3-15-2040	35,000	43,584
Southwestern Public Service Company	6.00	10-1-2036	70,000	85,528
System Energy Resources	4.10	4-1-2023	105,000	107,745
Tampa Electric Company	2.60	9-15-2022	140,000	136,963
Tampa Electric Company	4.20	5-15-2045	210,000	207,532
Tampa Electric Company	6.10	5-15-2018	70,000	73,540
Tampa Electric Company	6.15	5-15-2037	52,000	64,191
Toleda Edison Company	6.15	5-15-2037	35,000	42,818
TXU Electric Delivery Company	7.25	1-15-2033	52,000	72,718
Union Electric Company	3.90	9-15-2042	175,000	176,268
Union Electric Company	8.45	3-15-2039	56,000	88,608
Virginia Electric & Power Company	3.10	5-15-2025	70,000	69,945
Virginia Electric & Power Company	3.45	2-15-2024	105,000	107,970
Virginia Electric & Power Company	4.00	1-15-2043	227,000	228,547
Virginia Electric & Power Company	4.20	5-15-2045	105,000	109,033
Virginia Electric & Power Company	4.45	2-15-2044	105,000	112,577
Virginia Electric & Power Company	5.00	6-30-2019	140,000	149,580
Virginia Electric & Power Company	8.88	11-15-2038	210,000	343,266
Virginia Electric & Power Company Series B	6.00	1-15-2036	70,000	86,391
Westar Energy Incorporated	4.10	4-1-2043	210,000	213,636
Westar Energy Incorporated	4.13	3-1-2042	350,000	357,695
Wisconsin Electric Power Company	1.70	6-15-2018	105,000	105,217
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	82,969
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	130,851
Wisconsin Power & Light Company	4.10	10-15-2044	175,000	176,397
Wisconsin Power & Light Company	5.00	7-15-2019	35,000	37,304
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	230,761

				43,427,320

Gas Utilities: 0.10%
Atmos Energy Corporation	4.13	10-15-2044	245,000	247,678
Atmos Energy Corporation	4.15	1-15-2043	113,000	115,316
Atmos Energy Corporation	5.50	6-15-2041	42,000	50,731
Atmos Energy Corporation	8.50	3-15-2019	175,000	197,597
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	47,540
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	91,339
CenterPoint Energy Resources Corporation	6.00	5-15-2018	70,000	73,012
CenterPoint Energy Resources Corporation	6.63	11-1-2037	35,000	43,151
KeySpan Corporation	5.80	4-1-2035	87,000	99,490
Laclede Group Incorporated	4.70	8-15-2044	175,000	180,110
National Fuel Gas Company	3.75	3-1-2023	218,000	216,821
One Gas Incorporated	2.07	2-1-2019	70,000	70,247
One Gas Incorporated	3.61	2-1-2024	70,000	72,089
One Gas Incorporated	4.66	2-1-2044	35,000	37,610
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	37,066
Sempra Energy	2.88	10-1-2022	140,000	139,346

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)
Sempra Energy	3.55%	6-15-2024	$700,000	$719,545
Sempra Energy	6.00	10-15-2039	210,000	257,940
Southern California Gas Company	3.75	9-15-2042	140,000	138,247
Southern California Gas Company	5.13	11-15-2040	70,000	81,375
Southern California Gas Company	5.75	11-15-2035	52,000	64,199

				2,980,449

Independent Power & Renewable Electricity Producers: 0.01%
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	75,619
Southern Power Company	5.25	7-15-2043	84,000	87,839
Tri-State Generation & Transmission Association Incorporated	3.70	11-1-2024	70,000	72,046
Tri-State Generation & Transmission Association Incorporated	4.70	11-1-2044	70,000	72,737

				308,241

Multi-Utilities: 0.33%
Ameren Illinois Company	4.30	7-1-2044	350,000	368,345
Ameren Illinois Company	4.80	12-15-2043	70,000	78,246
Avista Corporation	5.13	4-1-2022	38,000	40,936
Berkshire Hathaway Energy	2.00	11-15-2018	175,000	175,511
Berkshire Hathaway Energy	3.75	11-15-2023	350,000	367,880
Berkshire Hathaway Energy	5.15	11-15-2043	280,000	319,569
Black Hills Corporation	4.25	11-30-2023	210,000	221,542
CMS Energy Corporation	3.88	3-1-2024	350,000	364,013
CMS Energy Corporation	4.70	3-31-2043	87,000	90,517
CMS Energy Corporation	5.05	3-15-2022	245,000	269,352
Consumers Energy Company	3.95	5-15-2043	140,000	142,975
Consumers Energy Company	4.35	8-31-2064	105,000	106,772
Consumers Energy Company	5.65	9-15-2018	105,000	111,244
Consumers Energy Company	6.70	9-15-2019	100,000	111,485
Dominion Resources Incorporated	1.90	6-15-2018	140,000	139,926
Dominion Resources Incorporated	2.50	12-1-2019	132,000	133,405
Dominion Resources Incorporated	2.75	9-15-2022	140,000	138,215
Dominion Resources Incorporated	3.63	12-1-2024	210,000	212,783
Dominion Resources Incorporated	4.05	9-15-2042	175,000	166,607
Dominion Resources Incorporated	4.45	3-15-2021	70,000	74,644
Dominion Resources Incorporated	4.70	12-1-2044	175,000	182,781
Dominion Resources Incorporated	4.90	8-1-2041	42,000	44,973
Dominion Resources Incorporated	5.95	6-15-2035	157,000	187,283
DTE Energy Company	3.30	6-15-2022	70,000	71,266
DTE Energy Company	3.85	12-1-2023	170,000	175,900
Eversource Energy	4.50	11-15-2019	70,000	74,276
Integrys Energy Group	4.17	11-1-2020	140,000	148,061
Louisville Gas & Electric Company	5.13	11-15-2040	87,000	100,435
NorthWestern Corporation	4.18	11-15-2044	210,000	209,258
Pacific Gas & Electric Company	2.45	8-15-2022	175,000	172,528
Pacific Gas & Electric Company	2.95	3-1-2026	350,000	343,940
Pacific Gas & Electric Company	3.40	8-15-2024	205,000	210,209
Pacific Gas & Electric Company	3.50	6-15-2025	105,000	107,580
Pacific Gas & Electric Company	3.75	8-15-2042	140,000	134,127

70	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Pacific Gas & Electric Company	4.30%	3-15-2045	$140,000	$145,505
Pacific Gas & Electric Company	5.40	1-15-2040	240,000	288,204
Pacific Gas & Electric Company	5.80	3-1-2037	350,000	434,139
Pacific Gas & Electric Company	6.05	3-1-2034	350,000	443,359
Pacific Gas & Electric Company	6.35	2-15-2038	70,000	92,111
Pacific Gas & Electric Company	8.25	10-15-2018	175,000	192,637
Pacific Gas & Electric Corporation	5.13	11-15-2043	175,000	203,622
Puget Energy Incorporated	3.65	5-15-2025	140,000	139,133
Puget Energy Incorporated	6.00	9-1-2021	175,000	195,887
Puget Sound Energy Incorporated	5.80	3-15-2040	35,000	42,809
Puget Sound Energy Incorporated	6.27	3-15-2037	231,000	293,396
San Diego Gas & Electric Company	3.00	8-15-2021	300,000	308,509
San Diego Gas & Electric Company	5.35	5-15-2035	70,000	83,637
San Diego Gas & Electric Company	6.00	6-1-2039	371,000	478,225
Scana Corporation	4.75	5-15-2021	175,000	183,696
WEC Energy Group Incorporated	1.65	6-15-2018	105,000	104,964
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	105,490
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	143,033
Xcel Energy Incorporated	4.70	5-15-2020	175,000	186,043
Xcel Energy Incorporated	4.80	9-15-2041	175,000	187,327

				10,048,310

Water Utilities: 0.01%
American Water Capital Corporation	3.40	3-1-2025	210,000	216,055

Total Corporate Bonds and Notes (Cost $609,715,679)				633,948,371

Foreign Government Bonds @: 24.84%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,295,000	1,060,920
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	1,415,000	1,242,874
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	1,000,000	825,311
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	210,000	189,303
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,120,000	1,009,616
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,330,000	1,200,351
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,600,000	1,444,793
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,005,000	781,896
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	500,000	396,169
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	1,610,000	1,291,318
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	700,000	627,053
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	900,000	706,804
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,000,000	863,622
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	1,260,000	987,413
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	490,000	393,906
Australian Government Bond Series 145 (AUD)	2.75	6-21-2035	525,000	370,508
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	1,000,000	758,013
Australian Government Bond Series 147 (AUD)	3.25	6-21-2039	210,000	154,221
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	1,000,000	763,307
Australian Government Bond Series 149 (AUD)	2.25	5-21-2028	875,000	632,915
Australian Government Bond Series 150 (AUD)	3.00	3-21-2047	300,000	199,917
Australian Government Bond Series 151 (AUD)	2.00	12-21-2021	500,000	379,679

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Belgium Government Bond Series 31 (EUR)	5.50%	3-28-2028	1,100,000	$1,764,529
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	700,000	1,209,881
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	840,000	1,086,384
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	450,000	500,619
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	700,000	813,118
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	700,000	855,563
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	800,000	1,335,676
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	600,000	772,677
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	705,000	816,124
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	630,000	908,162
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	910,000	1,205,375
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	210,000	314,907
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	805,000	979,417
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	735,000	797,661
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	525,000	829,522
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	600,000	748,178
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	400,000	547,337
Belgium Government Bond Series 74 (EUR) 144A	0.80	6-22-2025	800,000	876,028
Belgium Government Bond Series 75 (EUR) 144A	1.00	6-22-2031	630,000	663,033
Belgium Government Bond Series 76 (EUR) 144A	1.90	6-22-2038	377,000	437,879
Belgium Government Bond Series 77 (EUR) 144A	1.00	6-22-2026	500,000	552,012
Belgium Government Bond Series 78 (EUR) 144A	1.60	6-22-2047	280,000	290,195
Belgium Government Bond Series 79 (EUR) 144A	0.20	10-22-2023	350,000	375,364
Belgium Government Bond Series 80 (EUR) 144A	2.15	6-22-2066	250,000	278,442
Belgium Government Bond Series 81 (EUR) 144A	0.80	6-22-2027	250,000	267,260
Bonos y Obligaciones del Estado (EUR)	0.25	4-30-2018	200,000	213,149
Bonos y Obligaciones del Estado (EUR)	0.25	1-31-2019	1,050,000	1,120,574
Bonos y Obligaciones del Estado (EUR)	0.40	4-30-2022	350,000	369,002
Bonos y Obligaciones del Estado (EUR)	0.75	7-30-2021	1,155,000	1,251,434
Bonos y Obligaciones del Estado (EUR)	1.15	7-30-2020	1,050,000	1,153,338
Bonos y Obligaciones del Estado (EUR) 144A	1.30	10-31-2026	750,000	777,330
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	1,200,000	1,323,828
Bonos y Obligaciones del Estado (EUR) 144A	1.50	4-30-2027	900,000	941,124
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,225,000	1,326,250
Bonos y Obligaciones del Estado (EUR) 144A	1.95	4-30-2026	1,000,000	1,099,996
Bonos y Obligaciones del Estado (EUR) 144A	1.95	7-30-2030	800,000	841,379
Bonos y Obligaciones del Estado (EUR) 144A	2.15	10-31-2025	1,000,000	1,120,279
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	1,000,000	1,125,327
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	800,000	942,442
Bonos y Obligaciones del Estado (EUR) 144A	2.90	10-31-2046	200,000	213,653
Bonos y Obligaciones del Estado (EUR) 144A	3.45	7-30-2066	200,000	222,287
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	910,000	1,028,742
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	800,000	1,005,502
Bonos y Obligaciones del Estado (EUR) 144A	4.10	7-30-2018	500,000	562,244
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	800,000	1,037,178
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	875,000	1,253,893
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	700,000	1,074,653
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,000,000	1,347,641
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	910,000	976,517
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	500,000	546,184

72	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesobligation Series 168 (EUR)	1.00%	2-22-2019	900,000	$990,063
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,050,000	1,145,905
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	700,000	764,057
Bundesobligation Series 171 (EUR) ¤	0.00	4-17-2020	770,000	837,053
Bundesobligation Series 172 (EUR)	0.25	10-16-2020	910,000	999,936
Bundesobligation Series 173 (EUR) ¤	0.00	4-9-2021	1,000,000	1,090,995
Bundesobligation Series 174 (EUR) ¤	0.00	10-8-2021	1,050,000	1,147,142
Bundesrepublik Deutschland (EUR) ¤	0.00	8-15-2026	800,000	836,770
Bundesrepublik Deutschland (EUR)	0.50	2-15-2025	1,000,000	1,113,641
Bundesrepublik Deutschland (EUR)	0.50	2-15-2026	1,000,000	1,104,254
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,000,000	1,156,971
Bundesrepublik Deutschland (EUR)	1.00	8-15-2025	1,000,000	1,154,790
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	800,000	943,738
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,000,000	1,183,709
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,050,000	1,246,797
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	1,050,000	1,255,046
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	1,000,000	1,191,011
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	800,000	970,060
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	1,100,000	1,315,563
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	1,102,000	1,350,196
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	787,000	923,900
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,000,000	1,194,056
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	600,000	869,340
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	1,000,000	1,464,906
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	1,320,000	1,579,277
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,050,000	1,306,889
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	910,000	1,474,732
Bundesrepublik Deutschland (EUR)	4.75	7-4-2040	122,000	236,691
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	822,000	1,463,126
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	595,000	1,095,536
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	600,000	1,070,258
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	1,000,000	1,698,883
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	1,200,000	1,360,066
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	875,000	1,697,576
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	1,000,000	1,185,521
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	1,000,000	1,170,202
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,225,000	1,410,748
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	600,000	721,012
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	875,000	1,578,945
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	598,000	921,941
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	700,000	1,222,705
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	910,000	1,446,686
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	980,000	1,640,156
Bundesschatzanweisungen (EUR) ¤	0.00	6-15-2018	700,000	750,320
Bundesschatzanweisungen (EUR) ¤	0.00	9-14-2018	700,000	751,832
Bundesschatzanweisungen (EUR) ¤	0.00	12-14-2018	350,000	376,860
Canadian Government Bond (CAD)	0.25	5-1-2018	700,000	524,694
Canadian Government Bond (CAD)	0.50	8-1-2018	700,000	525,701
Canadian Government Bond (CAD)	0.50	11-1-2018	800,000	600,229
Canadian Government Bond (CAD)	0.50	2-1-2019	600,000	449,661

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	0.50%	3-1-2022	500,000	$365,645
Canadian Government Bond (CAD)	0.75	5-1-2019	200,000	150,465
Canadian Government Bond (CAD)	0.75	9-1-2020	700,000	523,746
Canadian Government Bond (CAD)	0.75	3-1-2021	700,000	521,943
Canadian Government Bond (CAD)	0.75	9-1-2021	500,000	371,668
Canadian Government Bond (CAD)	1.00	6-1-2027	350,000	245,129
Canadian Government Bond (CAD)	1.25	3-1-2018	752,000	569,758
Canadian Government Bond (CAD)	1.25	9-1-2018	560,000	425,123
Canadian Government Bond (CAD)	1.50	3-1-2020	700,000	537,159
Canadian Government Bond (CAD)	1.50	6-1-2023	600,000	457,386
Canadian Government Bond (CAD)	1.50	6-1-2026	400,000	297,756
Canadian Government Bond (CAD)	1.75	3-1-2019	500,000	383,952
Canadian Government Bond (CAD)	1.75	9-1-2019	770,000	593,512
Canadian Government Bond (CAD)	2.25	6-1-2025	400,000	318,064
Canadian Government Bond (CAD)	2.50	6-1-2024	500,000	404,484
Canadian Government Bond (CAD)	2.75	6-1-2022	800,000	651,504
Canadian Government Bond (CAD)	2.75	12-1-2048	500,000	410,330
Canadian Government Bond (CAD)	2.75	12-1-2064	300,000	253,371
Canadian Government Bond (CAD)	3.25	6-1-2021	700,000	575,800
Canadian Government Bond (CAD)	3.50	6-1-2020	945,000	770,799
Canadian Government Bond (CAD)	3.50	12-1-2045	700,000	648,989
Canadian Government Bond (CAD)	3.75	6-1-2019	800,000	642,277
Canadian Government Bond (CAD)	4.00	6-1-2041	750,000	732,659
Canadian Government Bond (CAD)	4.25	6-1-2018	500,000	393,292
Canadian Government Bond (CAD)	5.00	6-1-2037	770,000	831,092
Canadian Government Bond (CAD)	5.75	6-1-2029	840,000	894,548
Canadian Government Bond (CAD)	5.75	6-1-2033	500,000	560,443
Canadian Government Bond (CAD)	8.00	6-1-2023	136,000	143,532
Canadian Government Bond (CAD)	8.00	6-1-2027	415,000	495,291
Canadian Government Bond (CAD)	9.00	6-1-2025	140,000	166,373
Denmark Government Bond (DKK)	0.25	11-15-2018	1,750,000	253,210
Denmark Government Bond (DKK)	1.50	11-15-2023	2,989,000	471,821
Denmark Government Bond (DKK)	1.75	11-15-2025	4,599,000	743,839
Denmark Government Bond (DKK)	3.00	11-15-2021	4,599,000	760,100
Denmark Government Bond (DKK)	4.00	11-15-2019	4,579,000	733,184
Denmark Government Bond (DKK)	4.50	11-15-2039	6,123,000	1,495,978
Denmark Government Bond (DKK)	7.00	11-10-2024	1,050,000	230,924
France Government Bond (EUR) ¤	0.00	5-25-2020	1,540,000	1,650,906
France Government Bond (EUR) ¤	0.00	2-25-2019	950,000	1,017,017
France Government Bond (EUR) ¤	0.00	5-25-2021	1,000,000	1,067,396
France Government Bond (EUR) ¤	0.00	5-25-2022	350,000	370,387
France Government Bond (EUR)	0.25	11-25-2020	1,050,000	1,135,140
France Government Bond (EUR)	0.25	11-25-2026	1,250,000	1,245,639
France Government Bond (EUR)	0.50	11-25-2019	1,575,000	1,712,604
France Government Bond (EUR)	0.50	5-25-2025	1,700,000	1,787,184
France Government Bond (EUR)	0.50	5-25-2026	1,500,000	1,546,352
France Government Bond (EUR)	1.00	5-25-2018	1,347,000	1,453,696
France Government Bond (EUR)	1.00	11-25-2018	1,050,000	1,141,625
France Government Bond (EUR)	1.00	5-25-2019	1,400,000	1,532,697
France Government Bond (EUR)	1.00	11-25-2025	1,500,000	1,628,013

74	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
France Government Bond (EUR) 144A	1.25%	5-25-2036	1,050,000	$1,055,107
France Government Bond (EUR)	1.50	5-25-2031	700,000	763,946
France Government Bond (EUR)	1.75	5-25-2023	1,890,000	2,191,807
France Government Bond (EUR)	1.75	11-25-2024	1,855,000	2,153,844
France Government Bond (EUR) 144A	1.75	6-25-2039	500,000	540,624
France Government Bond (EUR) 144A	1.75	5-25-2066	400,000	379,024
France Government Bond (EUR)	2.25	10-25-2022	1,600,000	1,900,786
France Government Bond (EUR)	2.25	5-25-2024	1,065,000	1,277,653
France Government Bond (EUR)	2.50	10-25-2020	1,170,000	1,368,170
France Government Bond (EUR)	2.50	5-25-2030	1,662,000	2,043,529
France Government Bond (EUR)	2.75	10-25-2027	1,310,000	1,631,430
France Government Bond (EUR)	3.00	4-25-2022	2,379,000	2,911,403
France Government Bond (EUR)	3.25	10-25-2021	1,449,000	1,776,567
France Government Bond (EUR)	3.25	5-25-2045	805,000	1,110,159
France Government Bond (EUR)	3.50	4-25-2020	1,049,000	1,248,141
France Government Bond (EUR)	3.50	4-25-2026	1,640,000	2,157,696
France Government Bond (EUR)	3.75	10-25-2019	2,205,000	2,598,764
France Government Bond (EUR)	3.75	4-25-2021	1,624,000	2,005,907
France Government Bond (EUR)	4.00	4-25-2018	1,440,000	1,605,074
France Government Bond (EUR)	4.00	10-25-2038	1,300,000	1,981,819
France Government Bond (EUR)	4.00	4-25-2055	800,000	1,302,950
France Government Bond (EUR)	4.00	4-25-2060	700,000	1,161,937
France Government Bond (EUR)	4.25	10-25-2018	1,500,000	1,715,115
France Government Bond (EUR)	4.25	4-25-2019	1,365,000	1,594,315
France Government Bond (EUR)	4.25	10-25-2023	2,200,000	2,941,102
France Government Bond (EUR)	4.50	4-25-2041	1,540,000	2,527,481
France Government Bond (EUR)	4.75	4-25-2035	1,300,000	2,104,667
France Government Bond (EUR)	5.50	4-25-2029	1,802,000	2,864,401
France Government Bond (EUR)	5.75	10-25-2032	1,500,000	2,587,657
France Government Bond (EUR)	6.00	10-25-2025	1,225,000	1,882,924
France Government Bond (EUR)	8.25	4-25-2022	455,000	687,237
France Government Bond (EUR)	8.50	10-25-2019	455,000	597,240
France Government Bond (EUR)	8.50	4-25-2023	735,000	1,170,206
Italy Buoni Poliennali del Tesoro (EUR)	0.05	10-15-2019	525,000	551,917
Italy Buoni Poliennali del Tesoro (EUR)	0.10	4-15-2019	630,000	667,081
Italy Buoni Poliennali del Tesoro (EUR)	0.25	5-15-2018	1,050,000	1,117,664
Italy Buoni Poliennali del Tesoro (EUR)	0.30	10-15-2018	350,000	372,713
Italy Buoni Poliennali del Tesoro (EUR)	0.35	11-1-2021	500,000	518,118
Italy Buoni Poliennali del Tesoro (EUR)	0.45	6-1-2021	875,000	918,469
Italy Buoni Poliennali del Tesoro (EUR)	0.65	11-1-2020	875,000	933,000
Italy Buoni Poliennali del Tesoro (EUR)	0.65	10-15-2023	700,000	703,415
Italy Buoni Poliennali del Tesoro (EUR)	0.70	5-1-2020	1,050,000	1,123,159
Italy Buoni Poliennali del Tesoro (EUR)	0.95	3-15-2023	770,000	800,508
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	700,000	755,722
Italy Buoni Poliennali del Tesoro (EUR)	1.25	12-1-2026	750,000	736,971
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	1,120,000	1,203,020
Italy Buoni Poliennali del Tesoro (EUR)	1.45	9-15-2022	980,000	1,054,931
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	1,050,000	1,144,960
Italy Buoni Poliennali del Tesoro (EUR)	1.50	6-1-2025	800,000	824,542
Italy Buoni Poliennali del Tesoro (EUR)	1.60	6-1-2026	550,000	561,100

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR) 144A	1.65%	3-1-2032	1,000,000	$957,485
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12-1-2025	500,000	530,394
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,050,000	1,176,728
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.25	9-1-2036	500,000	493,988
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	1,260,000	1,402,077
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	1,015,000	1,130,085
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.70	3-1-2047	300,000	289,197
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.80	3-1-2067	300,000	269,535
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.25	9-1-2046	805,000	869,232
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,067,000	1,180,980
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,190,000	1,335,821
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	910,000	1,076,151
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	1,000,000	1,191,223
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	1,260,000	1,502,372
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	1,000,000	1,197,058
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	1,260,000	1,520,021
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	1,000,000	1,188,485
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	1,000,000	1,244,417
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	1,000,000	1,143,109
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	1,225,000	1,424,089
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	1,215,000	1,435,766
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	1,000,000	1,127,563
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	1,000,000	1,151,705
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	1,000,000	1,186,671
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,050,000	1,317,102
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	1,000,000	1,259,308
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	742,000	943,215
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	1,215,000	1,510,752
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	1,000,000	1,276,250
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,000,000	1,310,380
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	910,000	1,236,567
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	1,000,000	1,262,533
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	1,040,000	1,359,756
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	1,005,000	1,398,232
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,190,000	1,663,066
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	1,000,000	1,392,898
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	1,890,000	2,610,809
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	945,000	1,229,891
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	1,000,000	1,305,208
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,120,000	1,662,315
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	1,497,000	2,239,733
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	1,785,000	2,644,200
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	665,000	1,018,904
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	861,000	1,344,407
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	3-28-2018	650,000	689,905
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	209,950,000	1,880,309
Japan Government Five Year Bond Series 112 (JPY)	0.40	6-20-2018	279,950,000	2,514,055
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	300,000,000	2,690,587
Japan Government Five Year Bond Series 116 (JPY)	0.20	12-20-2018	139,950,000	1,256,492
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	437,400,000	3,928,833

76	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Five Year Bond Series 123 (JPY)	0.10%	3-20-2020	175,000,000	$1,571,394
Japan Government Five Year Bond Series 125 (JPY)	0.10	9-20-2020	209,950,000	1,886,663
Japan Government Five Year Bond Series 126 (JPY)	0.10	12-20-2020	279,950,000	2,516,622
Japan Government Five Year Bond Series 127 (JPY)	0.10	3-20-2021	349,950,000	3,146,887
Japan Government Five Year Bond Series 129 (JPY)	0.10	9-20-2021	349,950,000	3,149,721
Japan Government Five Year Bond Series 130 (JPY)	0.10	12-20-2021	100,000,000	900,325
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	183,000,000	2,345,762
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	168,650,000	2,089,326
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	163,550,000	2,038,403
Japan Government Forty Year Bond Series 4 (JPY)	2.20	3-20-2051	125,000,000	1,567,081
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	157,450,000	1,895,917
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	122,450,000	1,445,901
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	139,950,000	1,578,597
Japan Government Forty Year Bond Series 8 (JPY)	1.40	3-20-2055	159,950,000	1,669,334
Japan Government Forty Year Bond Series 9 (JPY)	0.40	3-20-2056	139,950,000	1,049,865
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	332,450,000	3,011,684
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	222,350,000	2,012,204
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	159,950,000	1,453,496
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	384,900,000	3,519,345
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	209,950,000	1,917,236
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	440,900,000	4,033,541
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	367,400,000	3,369,079
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	384,900,000	3,523,354
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	349,950,000	3,213,921
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	262,450,000	2,419,904
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	433,900,000	4,016,390
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	419,900,000	3,878,053
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	678,850,000	6,292,407
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	349,950,000	3,235,819
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	300,000,000	2,782,661
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	321,950,000	3,004,742
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	419,900,000	3,895,769
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	491,300,000	4,523,091
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	454,900,000	4,258,920
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	361,800,000	3,410,475
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	405,350,000	3,816,882
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	139,950,000	1,316,112
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	307,400,000	2,878,306
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	307,400,000	2,885,311
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	219,900,000	2,068,894
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	279,950,000	2,621,206
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	349,950,000	3,266,377
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	314,950,000	2,944,570
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	244,900,000	2,281,889
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	324,900,000	3,044,161
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	304,850,000	2,828,570
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	329,850,000	3,101,990
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	349,950,000	3,258,465
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	324,950,000	3,028,171
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	349,950,000	3,239,899

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 336 (JPY)	0.50%	12-20-2024	299,950,000	$2,777,925
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	384,900,000	3,511,123
Japan Government Ten Year Bond Series 338 (JPY)	0.40	3-20-2025	367,400,000	3,379,347
Japan Government Ten Year Bond Series 339 (JPY)	0.40	6-20-2025	349,950,000	3,218,064
Japan Government Ten Year Bond Series 340 (JPY)	0.40	9-20-2025	300,000,000	2,758,841
Japan Government Ten Year Bond Series 341 (JPY)	0.30	12-20-2025	349,950,000	3,190,714
Japan Government Ten Year Bond Series 343 (JPY)	0.10	6-20-2026	349,950,000	3,132,340
Japan Government Ten Year Bond Series 344 (JPY)	0.10	9-20-2026	300,000,000	2,683,591
Japan Government Ten Year Bond Series 345 (JPY)	0.10	12-20-2026	200,000,000	1,788,598
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	70,000,000	790,509
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	28,000,000	337,593
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	172,850,000	1,848,800
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	171,450,000	2,039,957
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	105,000,000	1,248,887
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	200,750,000	2,332,002
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	112,450,000	1,347,298
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	167,950,000	1,962,359
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	209,950,000	2,491,144
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	98,000,000	1,182,630
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	157,450,000	1,907,563
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	91,000,000	1,091,109
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	146,950,000	1,742,615
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	178,450,000	2,090,634
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	209,950,000	2,508,355
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	279,950,000	3,308,017
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	342,950,000	3,940,941
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	200,000,000	2,263,225
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	227,450,000	2,532,329
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	207,400,000	2,276,129
Japan Government Thirty Year Bond Series 49 (JPY)	1.40	12-20-2045	139,950,000	1,445,604
Japan Government Thirty Year Bond Series 50 (JPY)	0.80	3-20-2046	100,000,000	894,468
Japan Government Thirty Year Bond Series 51 (JPY)	0.30	6-20-2046	139,950,000	1,087,959
Japan Government Thirty Year Bond Series 52 (JPY)	0.50	9-20-2046	105,000,000	865,048
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	3-20-2019	206,450,000	1,903,155
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	3-20-2020	300,950,000	2,890,240
Japan Government Twenty Year Bond Series 48 (JPY)	2.50	12-21-2020	70,000,000	686,186
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	3-22-2021	300,250,000	2,894,715
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	9-21-2021	285,550,000	2,800,675
Japan Government Twenty Year Bond Series 55 (JPY)	2.00	3-21-2022	209,950,000	2,070,235
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	9-20-2022	391,900,000	3,878,291
Japan Government Twenty Year Bond Series 59 (JPY)	1.70	12-20-2022	70,000,000	688,199
Japan Government Twenty Year Bond Series 60 (JPY)	1.40	12-20-2022	70,000,000	677,295
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	6-20-2023	179,850,000	1,690,393
Japan Government Twenty Year Bond Series 64 (JPY)	1.90	9-20-2023	299,900,000	3,015,818
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	3-20-2024	274,500,000	2,783,019
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	6-20-2024	205,050,000	2,151,159
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12-20-2024	328,800,000	3,387,420
Japan Government Twenty Year Bond Series 76 (JPY)	1.90	3-20-2025	209,950,000	2,156,536
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	9-20-2025	318,450,000	3,340,061
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	3-20-2026	388,400,000	4,167,042

78	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 88 (JPY)	2.30%	6-20-2026	262,450,000	$2,827,625
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	9-20-2026	174,950,000	1,877,849
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12-20-2026	160,950,000	1,719,914
Japan Government Twenty Year Bond Series 95 (JPY)	2.30	6-20-2027	115,500,000	1,263,165
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	9-20-2027	139,950,000	1,522,514
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12-20-2027	70,000,000	756,962
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	174,950,000	1,914,149
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	146,950,000	1,641,217
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	139,950,000	1,524,981
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	225,350,000	2,414,552
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	200,000,000	2,189,452
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	121,050,000	1,328,323
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	244,950,000	2,693,458
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	112,000,000	1,246,700
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	70,000,000	780,633
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	139,950,000	1,545,074
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	49,000,000	536,254
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	228,500,000	2,394,974
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	164,450,000	1,783,370
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	167,950,000	1,864,365
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	70,000,000	787,312
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	112,000,000	1,231,656
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	108,500,000	1,179,916
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	360,400,000	3,923,482
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	87,500,000	942,900
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	272,950,000	2,944,274
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	70,000,000	755,772
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	174,950,000	1,844,430
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	219,900,000	2,348,406
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	209,950,000	2,244,780
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	34,950,000	378,454
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	209,950,000	2,214,562
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	200,000,000	2,139,410
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	349,950,000	3,694,559
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	404,850,000	4,215,204
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	475,900,000	4,954,494
Japan Government Twenty Year Bond Series 152 (JPY)	1.20	3-20-2035	209,950,000	2,085,241
Japan Government Twenty Year Bond Series 153 (JPY)	1.30	6-20-2035	105,000,000	1,057,617
Japan Government Twenty Year Bond Series 154 (JPY)	1.20	9-20-2035	164,950,000	1,633,775
Japan Government Twenty Year Bond Series 155 (JPY)	1.00	12-20-2035	105,000,000	1,005,540
Japan Government Twenty Year Bond Series 156 (JPY)	0.40	3-20-2036	227,450,000	1,955,226
Japan Government Twenty Year Bond Series 157 (JPY)	0.20	6-20-2036	139,950,000	1,154,057
Japan Government Twenty Year Bond Series 158 (JPY)	0.50	9-20-2036	174,950,000	1,524,305
Japan Government Twenty Year Bond Series 159 (JPY)	0.60	12-20-2036	50,000,000	442,993
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	139,950,000	1,295,670
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	122,450,000	1,265,340
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	277,400,000	2,880,372
Japan Government Two Year Bond Series 362 (JPY)	0.10	3-15-2018	74,950,000	669,777
Japan Government Two Year Bond Series 364 (JPY)	0.10	5-15-2018	130,000,000	1,162,507
Japan Government Two Year Bond Series 367 (JPY)	0.10	8-15-2018	100,000,000	895,207

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Two Year Bond Series 368 (JPY)	0.10%	9-15-2018	200,000,000	$1,790,770
Japan Government Two Year Bond Series 369 (JPY)	0.10	10-15-2018	349,950,000	3,134,333
Japan Government Two Year Bond Series 370 (JPY)	0.10	11-15-2018	349,950,000	3,135,766
Netherlands Government Bond (EUR) 144A ¤	0.00	4-15-2018	650,000	694,411
Netherlands Government Bond (EUR) 144A ¤	0.00	1-15-2022	500,000	540,304
Netherlands Government Bond (EUR)	0.25	1-15-2020	800,000	872,520
Netherlands Government Bond (EUR) 144A	0.25	7-15-2025	600,000	639,594
Netherlands Government Bond (EUR) 144A	0.50	7-15-2026	600,000	646,236
Netherlands Government Bond (EUR) 144A	0.75	7-15-2027	150,000	163,296
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	700,000	770,253
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	800,000	955,097
Netherlands Government Bond (EUR) 144A	2.00	7-15-2024	997,000	1,213,345
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	570,000	690,303
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	735,000	984,738
Netherlands Government Bond (EUR) 144A	2.75	1-15-2047	700,000	1,053,756
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	840,000	1,041,096
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	600,000	726,726
Netherlands Government Bond (EUR)	3.75	1-15-2023	679,000	893,555
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	500,000	855,134
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	600,000	678,020
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	600,000	708,312
Netherlands Government Bond EUR) 144A	4.00	1-15-2037	859,000	1,433,743
Netherlands Government Bond (EUR)	5.50	1-15-2028	735,000	1,197,797
Netherlands Government Bond (EUR)	7.50	1-15-2023	234,000	363,006
Spain Government Bond (EUR) 144A	4.00	4-30-2020	1,417,000	1,688,389
Spain Government Bond (EUR) 144A	4.20	1-31-2037	1,000,000	1,344,696
Spain Government Bond (EUR) 144A	4.30	10-31-2019	1,225,000	1,447,669
Spain Government Bond (EUR) 144A	4.60	7-30-2019	1,100,000	1,296,319
Spain Government Bond (EUR) 144A	4.65	7-30-2025	1,120,000	1,493,558
Spain Government Bond (EUR) 144A	4.70	7-30-2041	840,000	1,213,623
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,155,000	1,535,063
Spain Government Bond (EUR) 144A	4.85	10-31-2020	1,120,000	1,391,544
Spain Government Bond (EUR) 144A	4.90	7-30-2040	805,000	1,190,849
Spain Government Bond (EUR) 144A	5.50	4-30-2021	1,005,000	1,299,126
Spain Government Bond (EUR)	5.75	7-30-2032	1,000,000	1,561,399
Spain Government Bond (EUR) 144A	5.85	1-31-2022	1,000,000	1,339,505
Spain Government Bond (EUR) 144A	5.90	7-30-2026	1,050,000	1,537,697
Spain Government Bond (EUR)	6.00	1-31-2029	770,000	1,181,281
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	4,310,000	574,692
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	4,555,000	555,373
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	2,625,000	397,930
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	4,555,000	601,623
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	700,000	89,217
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	4,110,000	498,172
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	4,000,000	521,849
Sweden Government Bond Series 1059 (SEK)	1.00	11-12-2026	3,200,000	370,102
United Kingdom Gilt (GBP)	0.50	7-22-2022	950,000	1,176,089
United Kingdom Gilt (GBP)	1.25	7-22-2018	1,000,000	1,261,090
United Kingdom Gilt (GBP)	1.50	1-22-2021	1,530,000	1,986,907
United Kingdom Gilt (GBP)	1.50	7-22-2026	1,100,000	1,417,240

80	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	1.50%	7-22-2047	500,000	$585,380
United Kingdom Gilt (GBP)	1.75	7-22-2019	1,750,000	2,257,538
United Kingdom Gilt (GBP)	1.75	9-7-2022	1,750,000	2,317,890
United Kingdom Gilt (GBP)	1.75	9-7-2037	125,000	155,008
United Kingdom Gilt (GBP)	1.75	7-22-2057	200,000	256,451
United Kingdom Gilt (GBP)	2.00	7-22-2020	1,820,000	2,393,623
United Kingdom Gilt (GBP)	2.00	9-7-2025	1,000,000	1,349,933
United Kingdom Gilt (GBP)	2.25	9-7-2023	1,000,000	1,368,345
United Kingdom Gilt (GBP)	2.50	7-22-2065	600,000	965,024
United Kingdom Gilt (GBP)	2.75	9-7-2024	1,000,000	1,418,529
United Kingdom Gilt (GBP)	3.25	1-22-2044	1,575,000	2,557,956
United Kingdom Gilt (GBP)	3.50	1-22-2045	1,200,000	2,044,744
United Kingdom Gilt (GBP)	3.50	7-22-2068	900,000	1,849,055
United Kingdom Gilt (GBP)	3.75	9-7-2019	1,715,000	2,325,157
United Kingdom Gilt (GBP)	3.75	9-7-2020	1,400,000	1,954,827
United Kingdom Gilt (GBP)	3.75	9-7-2021	1,400,000	2,004,023
United Kingdom Gilt (GBP)	3.75	7-22-2052	1,000,000	1,924,154
United Kingdom Gilt (GBP)	4.00	3-7-2022	1,519,000	2,223,955
United Kingdom Gilt (GBP)	4.00	1-22-2060	1,100,000	2,370,303
United Kingdom Gilt (GBP)	4.25	12-7-2027	1,400,000	2,282,105
United Kingdom Gilt (GBP)	4.25	6-7-2032	1,550,000	2,643,312
United Kingdom Gilt (GBP)	4.25	3-7-2036	1,000,000	1,760,022
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,295,000	2,350,315
United Kingdom Gilt (GBP)	4.25	12-7-2040	1,000,000	1,839,263
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,400,000	2,730,033
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,100,000	2,230,359
United Kingdom Gilt (GBP)	4.25	12-7-2055	1,200,000	2,602,915
United Kingdom Gilt (GBP)	4.50	3-7-2019	1,800,000	2,435,265
United Kingdom Gilt (GBP)	4.50	9-7-2034	1,750,000	3,126,443
United Kingdom Gilt (GBP)	4.50	12-7-2042	1,540,000	2,991,777
United Kingdom Gilt (GBP)	4.75	3-7-2020	1,600,000	2,262,400
United Kingdom Gilt (GBP)	4.75	12-7-2030	2,000,000	3,529,350
United Kingdom Gilt (GBP)	4.75	12-7-2038	1,400,000	2,690,977
United Kingdom Gilt (GBP)	5.00	3-7-2018	1,000,000	1,302,731
United Kingdom Gilt (GBP)	5.00	3-7-2025	1,750,000	2,872,879
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,277,000	2,424,563
United Kingdom Gilt (GBP)	8.00	6-7-2021	1,610,000	2,655,169

Total Foreign Government Bonds (Cost $813,427,309)				758,217,481

U.S. Treasury Securities: 23.20%
U.S. Treasury Bond	2.25	8-15-2046	$1,925,000	1,647,529
U.S. Treasury Bond	2.50	2-15-2045	9,922,000	9,004,602
U.S. Treasury Bond	2.50	2-15-2046	5,599,000	5,071,249
U.S. Treasury Bond	2.50	5-15-2046	6,999,000	6,336,559
U.S. Treasury Bond	2.75	8-15-2042	3,149,000	3,027,222
U.S. Treasury Bond	2.75	11-15-2042	5,774,000	5,546,424
U.S. Treasury Bond	2.88	5-15-2043	6,544,000	6,428,459
U.S. Treasury Bond	2.88	8-15-2045	2,100,000	2,057,754
U.S. Treasury Bond «	2.88	11-15-2046	3,499,000	3,433,530
U.S. Treasury Bond	3.00	5-15-2042	1,400,000	1,411,813

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.00%	11-15-2044	$4,118,000	$4,137,140
U.S. Treasury Bond	3.00	2-15-2047	2,000,000	2,013,594
U.S. Treasury Bond	3.13	2-15-2042	1,575,000	1,624,649
U.S. Treasury Bond	3.13	2-15-2043	4,374,000	4,501,804
U.S. Treasury Bond	3.13	8-15-2044	5,599,000	5,763,252
U.S. Treasury Bond	3.38	5-15-2044	6,299,000	6,785,207
U.S. Treasury Bond	3.50	2-15-2039	2,100,000	2,329,114
U.S. Treasury Bond	3.63	8-15-2043	4,549,000	5,114,959
U.S. Treasury Bond	3.63	2-15-2044	6,824,000	7,675,137
U.S. Treasury Bond	3.75	8-15-2041	1,645,000	1,880,569
U.S. Treasury Bond	4.25	11-15-2040	3,149,000	3,875,607
U.S. Treasury Bond	4.38	2-15-2038	1,225,000	1,542,591
U.S. Treasury Bond	4.38	11-15-2039	560,000	700,766
U.S. Treasury Bond	4.50	5-15-2038	420,000	537,403
U.S. Treasury Bond	4.50	8-15-2039	1,470,000	1,870,575
U.S. Treasury Bond	4.75	2-15-2037	560,000	736,947
U.S. Treasury Bond	4.75	2-15-2041	3,639,000	4,805,612
U.S. Treasury Bond	5.00	5-15-2037	560,000	759,763
U.S. Treasury Bond	5.50	8-15-2028	700,000	912,598
U.S. Treasury Bond	6.00	2-15-2026	805,000	1,044,425
U.S. Treasury Bond	6.13	11-15-2027	1,680,000	2,268,853
U.S. Treasury Bond	6.25	5-15-2030	2,100,000	2,989,629
U.S. Treasury Note	0.63	6-30-2018	10,000,000	9,943,750
U.S. Treasury Note	0.75	4-30-2018	10,000,000	9,969,530
U.S. Treasury Note	0.75	7-31-2018	1,400,000	1,393,437
U.S. Treasury Note	0.75	8-31-2018	3,499,000	3,480,686
U.S. Treasury Note	0.75	2-15-2019	1,750,000	1,733,526
U.S. Treasury Note	0.75	8-15-2019	3,499,000	3,447,883
U.S. Treasury Note	0.88	3-31-2018	5,000,000	4,993,750
U.S. Treasury Note	0.88	5-31-2018	4,000,000	3,993,280
U.S. Treasury Note	0.88	4-15-2019	3,499,000	3,469,752
U.S. Treasury Note	0.88	5-15-2019	3,499,000	3,466,879
U.S. Treasury Note	0.88	7-31-2019	1,750,000	1,730,313
U.S. Treasury Note	1.00	3-15-2018	4,000,000	4,001,092
U.S. Treasury Note	1.00	5-15-2018	1,750,000	1,749,864
U.S. Treasury Note	1.00	11-30-2018	3,499,000	3,488,748
U.S. Treasury Note	1.00	3-15-2019	1,999,000	1,988,693
U.S. Treasury Note	1.00	6-30-2019	7,496,000	7,439,195
U.S. Treasury Note	1.00	9-30-2019	6,447,000	6,382,279
U.S. Treasury Note	1.00	11-15-2019	3,499,000	3,458,817
U.S. Treasury Note	1.00	11-30-2019	6,999,000	6,917,525
U.S. Treasury Note	1.13	1-15-2019	4,500,000	4,492,440
U.S. Treasury Note	1.13	1-31-2019	5,000,000	4,990,625
U.S. Treasury Note	1.13	2-28-2019	3,000,000	2,995,547
U.S. Treasury Note	1.13	12-31-2019	3,499,000	3,466,606
U.S. Treasury Note	1.13	4-30-2020	10,498,000	10,360,214
U.S. Treasury Note	1.13	2-28-2021	6,248,000	6,093,506
U.S. Treasury Note	1.13	7-31-2021	6,999,000	6,784,110
U.S. Treasury Note	1.13	8-31-2021	4,549,000	4,406,489
U.S. Treasury Note	1.25	10-31-2018	6,999,000	7,009,387

82	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	11-30-2018	$4,499,000	$4,504,624
U.S. Treasury Note	1.25	1-31-2019	1,750,000	1,750,957
U.S. Treasury Note	1.25	1-31-2020	4,899,000	4,866,657
U.S. Treasury Note	1.25	2-29-2020	6,999,000	6,947,053
U.S. Treasury Note	1.25	3-31-2021	4,724,000	4,624,905
U.S. Treasury Note	1.25	10-31-2021	10,100,000	9,815,150
U.S. Treasury Note	1.25	7-31-2023	3,149,000	2,981,832
U.S. Treasury Note	1.38	7-31-2018	3,499,000	3,514,035
U.S. Treasury Note	1.38	9-30-2018	7,698,000	7,727,768
U.S. Treasury Note	1.38	2-28-2019	3,499,000	3,508,703
U.S. Treasury Note	1.38	1-31-2020	2,100,000	2,093,765
U.S. Treasury Note	1.38	2-15-2020	2,500,000	2,494,336
U.S. Treasury Note	1.38	4-30-2020	10,848,000	10,786,557
U.S. Treasury Note	1.38	5-31-2020	6,999,000	6,952,793
U.S. Treasury Note	1.38	1-31-2021	5,424,000	5,347,299
U.S. Treasury Note	1.38	4-30-2021	6,999,000	6,880,619
U.S. Treasury Note	1.38	5-31-2021	6,999,000	6,873,235
U.S. Treasury Note	1.50	8-31-2018	8,398,000	8,447,204
U.S. Treasury Note	1.50	1-31-2019	4,899,000	4,923,877
U.S. Treasury Note	1.50	5-31-2019	3,747,000	3,763,247
U.S. Treasury Note	1.50	2-28-2023	3,499,000	3,383,232
U.S. Treasury Note	1.50	3-31-2023	3,499,000	3,379,541
U.S. Treasury Note	1.50	8-15-2026	6,999,000	6,481,459
U.S. Treasury Note	1.63	3-31-2019	6,999,000	7,049,855
U.S. Treasury Note	1.63	8-31-2019	3,499,000	3,520,186
U.S. Treasury Note	1.63	8-15-2022	4,269,000	4,186,621
U.S. Treasury Note	1.63	11-15-2022	3,748,000	3,663,524
U.S. Treasury Note	1.63	4-30-2023	4,199,000	4,081,558
U.S. Treasury Note	1.63	2-15-2026	9,798,000	9,215,480
U.S. Treasury Note	1.63	5-15-2026	7,698,000	7,224,696
U.S. Treasury Note	1.75	9-30-2019	2,996,000	3,022,916
U.S. Treasury Note	1.75	11-30-2021	4,549,000	4,521,456
U.S. Treasury Note	1.75	2-28-2022	2,998,000	2,972,001
U.S. Treasury Note	1.75	5-15-2022	5,249,000	5,192,206
U.S. Treasury Note	1.75	1-31-2023	3,499,000	3,435,854
U.S. Treasury Note	1.75	5-15-2023	8,748,000	8,562,787
U.S. Treasury Note «	1.88	1-31-2022	5,000,000	4,992,970
U.S. Treasury Note	1.88	2-28-2022	3,500,000	3,502,051
U.S. Treasury Note	2.00	7-31-2020	4,199,000	4,252,143
U.S. Treasury Note	2.00	11-30-2020	6,999,000	7,073,910
U.S. Treasury Note	2.00	5-31-2021	3,499,000	3,526,334
U.S. Treasury Note	2.00	11-15-2021	3,698,000	3,717,067
U.S. Treasury Note	2.00	11-30-2022	3,499,000	3,489,434
U.S. Treasury Note	2.00	2-15-2023	5,198,000	5,177,291
U.S. Treasury Note	2.00	2-15-2025	11,548,000	11,299,903
U.S. Treasury Note	2.00	8-15-2025	9,448,000	9,205,895
U.S. Treasury Note	2.00	11-15-2026	7,249,000	7,012,277
U.S. Treasury Note	2.13	8-31-2020	9,098,000	9,247,971
U.S. Treasury Note	2.13	1-31-2021	6,999,000	7,100,157
U.S. Treasury Note	2.13	6-30-2021	3,499,000	3,542,601

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.13%	8-15-2021	$6,999,000	$7,079,104
U.S. Treasury Note	2.13	9-30-2021	1,750,000	1,769,003
U.S. Treasury Note	2.13	12-31-2022	3,499,000	3,511,439
U.S. Treasury Note	2.13	11-30-2023	1,400,000	1,396,828
U.S. Treasury Note	2.13	2-29-2024	3,000,000	2,991,328
U.S. Treasury Note	2.13	5-15-2025	6,999,000	6,900,027
U.S. Treasury Note	2.25	7-31-2021	4,899,000	4,982,244
U.S. Treasury Note	2.25	11-15-2024	7,947,000	7,934,587
U.S. Treasury Note	2.25	11-15-2025	8,048,000	7,985,757
U.S. Treasury Note	2.25	2-15-2027	5,000,000	4,955,859
U.S. Treasury Note	2.38	8-15-2024	10,498,000	10,592,723
U.S. Treasury Note	2.50	8-15-2023	9,973,000	10,191,937
U.S. Treasury Note	2.50	5-15-2024	10,848,000	11,053,092
U.S. Treasury Note	2.63	8-15-2020	8,398,000	8,678,149
U.S. Treasury Note	2.63	11-15-2020	10,498,000	10,850,260
U.S. Treasury Note	2.75	11-15-2023	3,348,000	3,469,365
U.S. Treasury Note	2.75	2-15-2024	12,772,000	13,233,491
U.S. Treasury Note	3.13	5-15-2019	5,599,000	5,818,587
U.S. Treasury Note	3.13	5-15-2021	2,799,000	2,948,791
U.S. Treasury Note	3.38	11-15-2019	5,599,000	5,889,885
U.S. Treasury Note	3.50	5-15-2020	2,496,000	2,646,149
U.S. Treasury Note	3.63	8-15-2019	6,649,000	7,011,577
U.S. Treasury Note	3.63	2-15-2020	14,347,000	15,232,998
U.S. Treasury Note	3.63	2-15-2021	3,997,000	4,286,471
U.S. Treasury Note	3.75	11-15-2018	4,899,000	5,114,095
U.S. Treasury Note	6.25	8-15-2023	2,449,000	3,062,972
U.S. Treasury Note	6.50	11-15-2026	1,050,000	1,426,728
U.S. Treasury Note	6.63	2-15-2027	665,000	916,479
U.S. Treasury Note	6.75	8-15-2026	1,050,000	1,441,986
U.S. Treasury Note	6.88	8-15-2025	1,050,000	1,421,765
U.S. Treasury Note	7.13	2-15-2023	2,100,000	2,698,091
U.S. Treasury Note	7.25	8-15-2022	4,098,000	5,209,742
U.S. Treasury Note	7.50	11-15-2024	1,400,000	1,925,711
U.S. Treasury Note	7.88	2-15-2021	350,000	431,744
U.S. Treasury Note	8.00	11-15-2021	2,869,000	3,658,534
U.S. Treasury Note	8.13	8-15-2019	945,000	1,099,079
U.S. Treasury Note	8.50	2-15-2020	1,190,000	1,431,487
U.S. Treasury Note	8.75	8-15-2020	280,000	346,949
U.S. Treasury Note	8.88	2-15-2019	840,000	966,656
U.S. Treasury Note	9.13	5-15-2018	2,030,000	2,227,767

Total U.S. Treasury Securities (Cost $702,256,252)				708,110,686

Yankee Corporate Bonds and Notes: 4.08%

Consumer Discretionary: 0.06%

Auto Components: 0.01%
Magna International Incorporated	4.15	10-1-2025	175,000	184,965

Media: 0.05%
Grupo Televisa SAB	5.00	5-13-2045	500,000	453,715
Grupo Televisa SAB	6.00	5-15-2018	250,000	261,997

84	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Grupo Televisa SAB	6.63%	1-15-2040	$350,000	$381,591
WPP Finance 2010	3.63	9-7-2022	245,000	250,465
WPP Finance 2010	3.75	9-19-2024	200,000	202,895
WPP Finance 2010	5.63	11-15-2043	140,000	151,883

				1,702,546

Consumer Staples: 0.07%

Beverages: 0.07%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	306,913
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	211,141
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	326,868
Diageo Capital plc	1.13	4-29-2018	350,000	348,504
Diageo Capital plc	2.63	4-29-2023	210,000	209,408
Diageo Capital plc	3.88	4-29-2043	161,000	154,961
Diageo Capital plc	5.88	9-30-2036	122,000	149,267
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	193,234
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	143,561

				2,043,857

Energy: 0.42%

Oil, Gas & Consumable Fuels: 0.42%
BP Capital Markets plc	1.38	5-10-2018	245,000	244,518
BP Capital Markets plc	2.24	5-10-2019	280,000	282,126
BP Capital Markets plc	2.50	11-6-2022	350,000	343,201
BP Capital Markets plc	2.52	1-15-2020	700,000	707,606
BP Capital Markets plc	2.75	5-10-2023	420,000	413,748
BP Capital Markets plc	3.25	5-6-2022	525,000	537,060
BP Capital Markets plc	3.51	3-17-2025	700,000	708,531
BP Capital Markets plc	3.81	2-10-2024	350,000	363,185
BP Capital Markets plc	4.50	10-1-2020	350,000	375,976
BP Capital Markets plc	4.75	3-10-2019	315,000	332,729
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	213,400
Canadian Natural Resources Limited	6.25	3-15-2038	350,000	410,362
Enbridge Incorporated	3.50	6-10-2024	700,000	694,180
Husky Energy Incorporated	4.00	4-15-2024	350,000	359,323
Husky Energy Incorporated	6.80	9-15-2037	70,000	86,286
Husky Energy Incorporated	7.25	12-15-2019	395,000	447,456
Petro-Canada	5.95	5-15-2035	140,000	168,149
Suncor Energy Incorporated	3.60	12-1-2024	420,000	429,409
Suncor Energy Incorporated	5.95	12-1-2034	52,000	62,229
Suncor Energy Incorporated	6.50	6-15-2038	280,000	357,370
Suncor Energy Incorporated	6.85	6-1-2039	175,000	232,110
Total Capital Canada Limited	2.75	7-15-2023	245,000	244,059
Total Capital International SA	2.13	1-10-2019	350,000	352,680
Total Capital International SA	2.70	1-25-2023	245,000	244,173
Total Capital International SA	2.88	2-17-2022	175,000	177,596
Total Capital International SA	3.70	1-15-2024	350,000	365,578
Total Capital International SA	3.75	4-10-2024	350,000	366,448
Total Capital SA	4.13	1-28-2021	70,000	74,539

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	85

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Total Capital SA	4.25%	12-15-2021	$175,000	$189,179
Total Capital SA	4.45	6-24-2020	350,000	376,557
TransCanada PipeLines Limited	2.50	8-1-2022	350,000	345,214
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	182,310
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	219,956
TransCanada PipeLines Limited	5.00	10-16-2043	350,000	392,249
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	82,202
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	262,997
TransCanada PipeLines Limited	7.13	1-15-2019	500,000	544,643
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	507,626

				12,696,960

Financials: 2.32%

Banks: 1.66%
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	249,453
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	700,000	704,564
Australia & New Zealand Banking Group Limited	2.30	6-1-2021	750,000	741,408
Bancolombia SA	5.95	6-3-2021	200,000	218,900
Bank of Montreal	1.35	8-28-2018	700,000	696,514
Bank of Montreal	2.55	11-6-2022	700,000	695,049
Bank of Nova Scotia	1.45	4-25-2018	350,000	349,753
Bank of Nova Scotia	1.70	6-11-2018	210,000	210,182
Bank of Nova Scotia	1.95	1-15-2019	525,000	526,622
Bank of Nova Scotia	2.05	10-30-2018	70,000	70,470
Bank of Nova Scotia	2.80	7-21-2021	525,000	531,717
Bank of Nova Scotia	4.38	1-13-2021	350,000	374,735
Barclays Bank plc	5.14	10-14-2020	560,000	597,724
Barclays plc	2.75	11-8-2019	472,000	475,673
Barclays plc	2.88	6-8-2020	300,000	300,829
Barclays plc	3.25	1-12-2021	500,000	504,876
Barclays plc	4.38	1-12-2026	500,000	509,230
Barclays plc	5.20	5-12-2026	500,000	517,533
Barclays plc	5.25	8-17-2045	500,000	533,770
BNP Paribas	2.40	12-12-2018	420,000	424,009
BNP Paribas	4.25	10-15-2024	400,000	403,688
BNP Paribas	5.00	1-15-2021	805,000	871,637
BPCE SA	2.50	7-15-2019	700,000	704,337
BPCE SA	4.00	4-15-2024	500,000	520,610
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	350,000	376,413
Cooperatieve Rabobank	3.75	7-21-2026	500,000	488,312
Credit Suisse (New York)	3.00	10-29-2021	700,000	707,219
Credit Suisse (New York)	4.38	8-5-2020	700,000	742,154
Credit Suisse (New York)	5.30	8-13-2019	1,050,000	1,128,006
Credit Suisse (New York)	5.40	1-14-2020	300,000	322,513
Credit Suisse Group Funding Limited	3.75	3-26-2025	700,000	689,206
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	776,019
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	513,194
HSBC Holdings plc	2.95	5-25-2021	700,000	704,692
HSBC Holdings plc	3.60	5-25-2023	700,000	712,482

86	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
HSBC Holdings plc	3.90%	5-25-2026	$700,000	$709,309
HSBC Holdings plc	4.00	3-30-2022	200,000	209,109
HSBC Holdings plc	4.25	3-14-2024	700,000	712,550
HSBC Holdings plc	4.30	3-8-2026	700,000	733,201
HSBC Holdings plc	4.88	1-14-2022	175,000	189,597
HSBC Holdings plc	5.10	4-5-2021	700,000	761,550
HSBC Holdings plc	5.25	3-14-2044	500,000	546,063
HSBC Holdings plc	6.10	1-14-2042	350,000	440,417
HSBC Holdings plc	6.50	5-2-2036	200,000	247,388
HSBC Holdings plc	6.80	6-1-2038	245,000	315,927
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	526,104
Lloyds Banking Group plc Subordinated	4.65	3-24-2026	1,400,000	1,432,857
Lloyds Banking Group plc Subordinated	5.30	12-1-2045	550,000	588,548
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	560,000	526,362
Mitsubishi UFJ Financial Group Incorporated	2.95	3-1-2021	612,000	617,791
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	525,000	539,048
Mizuho Financial Group	2.95	2-28-2022	750,000	752,423
National Australia Bank Limited	2.30	7-25-2018	500,000	503,977
National Australia Bank Limited	2.50	7-12-2026	750,000	702,427
National Australia Bank Limited	3.00	1-20-2023	350,000	350,441
NIBC Bank NV	4.88	11-19-2019	560,000	600,179
Perrigo Finance Unlimited Company	4.38	3-15-2026	500,000	510,355
Rabobank Nederland NV	1.70	3-19-2018	500,000	500,851
Rabobank Nederland NV	2.25	1-14-2019	500,000	503,819
Rabobank Nederland NV	3.88	2-8-2022	350,000	369,682
Rabobank Nederland NV	4.63	12-1-2023	750,000	790,392
Rabobank Nederland NV	5.25	5-24-2041	507,000	593,970
Rabobank Nederland NV	5.75	12-1-2043	250,000	288,863
Royal Bank of Canada	2.00	12-10-2018	250,000	251,173
Royal Bank of Canada	2.15	3-15-2019	350,000	352,440
Royal Bank of Canada	2.20	7-27-2018	700,000	705,558
Royal Bank of Canada	2.50	1-19-2021	350,000	352,905
Royal Bank of Canada	4.65	1-27-2026	350,000	372,691
Royal Bank of Scotland Group plc	3.88	9-12-2023	525,000	518,022
Royal Bank of Scotland Group plc	4.80	4-5-2026	500,000	511,847
Santander UK plc	2.50	3-14-2019	1,050,000	1,058,932
Santander UK plc	3.05	8-23-2018	350,000	356,060
Santander UK plc	4.00	3-13-2024	525,000	547,526
Skandinaviska Enskilda	2.63	3-15-2021	500,000	502,322
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	500,838
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	503,794
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	252,420
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	262,277
Sumitomo Mitsui Financial Group	2.93	3-9-2021	1,050,000	1,059,705
Sumitomo Mitsui Financial Group	3.01	10-19-2026	525,000	502,865
Sumitomo Mitsui Financial Group	3.78	3-9-2026	700,000	716,782
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	400,210
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	503,000
Svenska Handelsbanken AB	2.45	3-30-2021	750,000	747,525
Toronto Dominion Bank	1.40	4-30-2018	875,000	874,891

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	87

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Toronto Dominion Bank	2.13%	7-2-2019	$350,000	$352,208
Toronto Dominion Bank	2.50	12-14-2020	300,000	301,993
Toronto Dominion Bank	2.63	9-10-2018	420,000	426,277
Toronto Dominion Bank ±	3.63	9-15-2031	525,000	517,178
Westpac Banking Corporation	1.55	5-25-2018	700,000	699,493
Westpac Banking Corporation	2.10	5-13-2021	350,000	344,042
Westpac Banking Corporation	2.25	1-17-2019	175,000	176,055
Westpac Banking Corporation	2.30	5-26-2020	700,000	700,627
Westpac Banking Corporation	2.85	5-13-2026	700,000	678,503

				50,506,852

Capital Markets: 0.09%
Deutsche Bank AG (London)	2.50	2-13-2019	350,000	350,162
Deutsche Bank AG (London)	2.85	5-10-2019	420,000	422,148
Deutsche Bank AG (London)	3.38	5-12-2021	420,000	422,260
Deutsche Bank AG (London)	3.70	5-30-2024	700,000	682,395
Invesco Finance plc	4.00	1-30-2024	175,000	183,827
Invesco Finance plc	5.38	11-30-2043	175,000	198,314
Nomura Holdings Incorporated	2.75	3-19-2019	350,000	354,034
Nomura Holdings Incorporated	6.70	3-4-2020	249,000	277,893

				2,891,033

Diversified Financial Services: 0.49%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	155,493
BHP Billiton Finance USA Limited	2.88	2-24-2022	245,000	252,017
BHP Billiton Finance USA Limited	3.25	11-21-2021	350,000	366,611
BHP Billiton Finance USA Limited «	3.85	9-30-2023	500,000	540,361
BHP Billiton Finance USA Limited	4.13	2-24-2042	455,000	464,643
BHP Billiton Finance USA Limited	5.00	9-30-2043	350,000	403,141
Burlington Resources Finance Company	7.20	8-15-2031	350,000	457,586
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	248,169
GE Capital International Funding Company	2.34	11-15-2020	1,799,000	1,813,498
GE Capital International Funding Company	3.37	11-15-2025	550,000	566,728
GE Capital International Funding Company	4.42	11-15-2035	1,709,000	1,829,532
Schlumberger Investment SA	3.65	12-1-2023	423,000	442,368
Shell International Finance BV	1.38	5-10-2019	525,000	520,816
Shell International Finance BV	1.90	8-10-2018	700,000	704,060
Shell International Finance BV	2.13	5-11-2020	525,000	526,422
Shell International Finance BV	2.25	1-6-2023	175,000	170,411
Shell International Finance BV	2.38	8-21-2022	175,000	172,226
Shell International Finance BV	2.88	5-10-2026	700,000	680,943
Shell International Finance BV	3.25	5-11-2025	350,000	353,064
Shell International Finance BV	3.40	8-12-2023	175,000	180,203
Shell International Finance BV	3.63	8-21-2042	175,000	160,510
Shell International Finance BV	4.00	5-10-2046	455,000	444,094
Shell International Finance BV	4.13	5-11-2035	350,000	360,446
Shell International Finance BV	4.30	9-22-2019	350,000	370,726
Shell International Finance BV	4.38	3-25-2020	350,000	373,831
Shell International Finance BV	4.38	5-11-2045	350,000	362,228

88	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Shell International Finance BV	5.50%	3-25-2040	$210,000	$249,902
Shell International Finance BV	6.38	12-15-2038	245,000	321,510
Syngenta Finance NV	3.13	3-28-2022	350,000	350,526
UBS AG (Stamford)	1.80	3-26-2018	500,000	500,926
UBS AG (Stamford)	2.35	3-26-2020	500,000	500,498
UBS AG (Stamford)	2.38	8-14-2019	225,000	226,480

				15,069,969

Insurance: 0.08%
AON plc	4.00	11-27-2023	105,000	109,937
AON plc	4.45	5-24-2043	70,000	67,937
AON plc	4.60	6-14-2044	420,000	415,647
Aspen Insurance Holdings Limited	4.65	11-15-2023	140,000	147,009
AXA SA	8.60	12-15-2030	455,000	632,109
Montpelier Re Holdings Limited	4.70	10-15-2022	70,000	74,254
Trinity Acquisition plc	4.63	8-15-2023	245,000	260,122
Trinity Acquisition plc	6.13	8-15-2043	245,000	263,552
XLIT Limited	2.30	12-15-2018	245,000	246,397
XLIT Limited	5.25	12-15-2043	140,000	150,139

				2,367,103

Health Care: 0.37%

Health Care Equipment & Supplies: 0.01%
Covidien International Finance SA	6.55	10-15-2037	280,000	362,415

Pharmaceuticals: 0.36%
Actavis Funding SCS	3.00	3-12-2020	1,005,000	1,023,238
Actavis Funding SCS	3.80	3-15-2025	1,000,000	1,010,349
Actavis Funding SCS	3.85	6-15-2024	350,000	356,049
Actavis Funding SCS	4.75	3-15-2045	700,000	712,022
Actavis Funding SCS	4.85	6-15-2044	350,000	357,100
Astrazeneca plc	2.38	11-16-2020	350,000	350,470
AstraZeneca plc	4.00	9-18-2042	385,000	374,117
AstraZeneca plc	6.45	9-15-2037	805,000	1,057,186
Mylan NV	3.95	6-15-2026	700,000	683,662
Novartis Securities Investment Limited	5.13	2-10-2019	700,000	746,768
Perrigo Company plc	2.30	11-8-2018	295,000	295,477
Perrigo Company plc	4.00	11-15-2023	250,000	254,703
Sanofi Aventis	1.25	4-10-2018	414,000	413,827
Sanofi Aventis	4.00	3-29-2021	490,000	520,392
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	630,000	617,092
Shire plc ADR	1.90	9-23-2019	630,000	624,895
Shire plc ADR	3.20	9-23-2026	560,000	533,836
Teva Pharmaceutical Finance BV	2.95	12-18-2022	350,000	339,338
Teva Pharmaceutical Finance BV «	3.15	10-1-2026	875,000	809,850

				11,080,371

Industrials: 0.20%

Industrial Conglomerates: 0.04%
Koninklijke Philips Electronics NV	3.75	3-15-2022	350,000	364,717
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	224,323

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	89

Security name	Interest rate	Maturity date	Principal	Value

Industrial Conglomerates (continued)
Tyco Electronics Group SA	3.45%	8-1-2024	$140,000	$141,048
Tyco Electronics Group SA	7.13	10-1-2037	245,000	322,034

				1,052,122

Machinery: 0.01%
Pentair Finance SA	3.15	9-15-2022	175,000	174,345
Pentair Finance SA	5.00	5-15-2021	210,000	224,444

				398,789

Road & Rail: 0.07%
Canadian National Railway Company	2.25	11-15-2022	245,000	238,989
Canadian National Railway Company	5.55	3-1-2019	304,000	325,430
Canadian National Railway Company	6.20	6-1-2036	140,000	182,839
Canadian National Railway Company	6.38	11-15-2037	385,000	514,844
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	150,761
Canadian Pacific Railway Company	5.75	3-15-2033	252,000	293,988
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	55,199
Canadian Pacific Railway Company	6.13	9-15-2115	350,000	423,045
Canadian Pacific Railway Company	7.25	5-15-2019	45,000	50,049

				2,235,144

Trading Companies & Distributors: 0.08%
AerCap Ireland Capital Limited	3.75	5-15-2019	577,000	594,120
AerCap Ireland Capital Limited	3.95	2-1-2022	520,000	537,477
AerCap Ireland Capital Limited	4.50	5-15-2021	595,000	629,706
AerCap Ireland Capital Limited	4.63	10-30-2020	665,000	709,429

				2,470,732

Information Technology: 0.09%

Communications Equipment: 0.01%
Ericsson LM	4.13	5-15-2022	280,000	285,798

Internet Software & Services: 0.05%
Alibaba Group Holding Limited	2.50	11-28-2019	700,000	705,281
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	202,472
Baidu Incorporated	2.75	6-9-2019	525,000	530,639

				1,438,392

Technology Hardware, Storage & Peripherals: 0.03%
Seagate HDD Cayman	4.75	6-1-2023	700,000	700,000
Seagate HDD Cayman	4.75	1-1-2025	350,000	338,616

				1,038,616

Materials: 0.23%

Chemicals: 0.08%
Agrium Incorporated	3.50	6-1-2023	210,000	212,882
Agrium Incorporated	4.90	6-1-2043	140,000	146,263
Agrium Incorporated	6.13	1-15-2041	115,000	134,997

90	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Agrium Incorporated	6.75%	1-15-2019	$210,000	$226,280
LyondellBasell Industries NV	4.63	2-26-2055	350,000	336,376
LyondellBasell Industries NV	5.00	4-15-2019	400,000	422,896
LyondellBasell Industries NV	5.75	4-15-2024	250,000	287,850
Methanex Corporation	3.25	12-15-2019	70,000	70,611
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	178,000	189,246
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	140,000	155,187
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	157,000	177,283
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	45,000	48,896

				2,408,767

Metals & Mining: 0.13%
Barrick Gold Corporation	4.10	5-1-2023	154,000	165,262
Barrick Gold Corporation	5.25	4-1-2042	350,000	385,851
Goldcorp Incorporated	2.13	3-15-2018	70,000	70,259
Goldcorp Incorporated	3.70	3-15-2023	210,000	214,180
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	45,000	45,382
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	139,000	146,064
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	178,350
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	175,000	194,127
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	210,000	244,455
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	350,000	461,021
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	336,000	385,483
Vale Overseas Limited	4.38	1-11-2022	140,000	144,830
Vale Overseas Limited	4.63	9-15-2020	210,000	221,025
Vale Overseas Limited	6.88	11-21-2036	382,000	417,927
Vale Overseas Limited	6.88	11-10-2039	91,000	99,554
Vale Overseas Limited	8.25	1-17-2034	210,000	251,395
Vale SA	5.63	9-11-2042	525,000	506,625

				4,131,790

Paper & Forest Products: 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	350,000	365,745
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	245,000	270,803

				636,548

Telecommunication Services: 0.30%

Diversified Telecommunication Services: 0.16%
British Telecommunications plc	9.13	12-15-2030	455,000	680,976
Deutsche Telekom International Finance BV	6.00	7-8-2019	350,000	381,276
Deutsche Telekom International Finance BV	9.25	6-1-2032	350,000	547,484
France Telecom SA	5.38	7-8-2019	420,000	450,857
France Telecom SA	5.38	1-13-2042	350,000	394,614
France Telecom SA	9.00	3-1-2031	247,000	369,765
Orange SA	2.75	2-6-2019	350,000	354,303
Royal KPN NV	8.38	10-1-2030	262,000	352,417
Telefonica Emisiones SAU	3.19	4-27-2018	350,000	354,835
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	317,946
Telefonica Emisiones SAU	5.13	4-27-2020	311,000	333,516
Telefonica Europe BV	8.25	9-15-2030	294,000	396,795

				4,934,784

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Fixed Income Portfolio	91

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.14%
America Movil SAB de CV	4.38%	7-16-2042	$250,000	$239,446
America Movil SAB de CV	5.00	3-30-2020	700,000	750,214
America Movil SAB de CV	6.13	11-15-2037	70,000	81,068
America Movil SAB de CV	6.38	3-1-2035	395,000	468,870
Rogers Communications Incorporated	3.00	3-15-2023	140,000	139,774
Rogers Communications Incorporated	4.50	3-15-2043	140,000	138,484
Rogers Communications Incorporated	5.00	3-15-2044	250,000	270,123
Rogers Communications Incorporated	6.80	8-15-2018	525,000	562,975
Vodafone Group plc	2.50	9-26-2022	350,000	341,412
Vodafone Group plc	4.38	2-19-2043	350,000	320,903
Vodafone Group plc	4.63	7-15-2018	126,000	130,433
Vodafone Group plc	5.45	6-10-2019	280,000	300,798
Vodafone Group plc	6.25	11-30-2032	210,000	247,982
Vodafone Group plc	7.88	2-15-2030	175,000	234,400

				4,226,882

Utilities: 0.02%

Electric Utilities: 0.00%
Scottish Power Limited	5.81	3-15-2025	105,000	116,271

Independent Power & Renewable Electricity Producers: 0.01%
TransAlta Corporation	6.50	3-15-2040	63,000	57,762
TransAlta Corporation	6.90	5-15-2018	140,000	147,000

				204,762

Water Utilities: 0.01%
United Utilities Group plc	5.38	2-1-2019	175,000	182,988

Total Yankee Corporate Bonds and Notes (Cost $121,684,308)				124,668,456

Yankee Government Bonds: 0.05%
Ukraine Government Aid	1.84	5-16-2019	1,400,000	1,415,805

Total Yankee Government Bonds (Cost $1,400,418)				1,415,805

	Yield		Shares
Short-Term Investments: 2.52%

Investment Companies: 2.52%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84		11,559,329	11,560,485
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48		65,307,347	65,307,347

Total Short-Term Investments (Cost $76,867,579)				76,867,832

Total investments in securities (Cost $3,126,622,822) *	101.88%	3,109,703,430
Other assets and liabilities, net	(1.88)	(57,332,840)

Total net assets	100.00%	$3,052,370,590

92	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2017

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $3,127,989,725 and unrealized gains (losses) consists of:

Gross unrealized gains	$71,734,494
Gross unrealized losses	(90,020,789)

Net unrealized losses	$(18,286,295)

The following table shows the percent of total long-term investments by geographic location as of February 28, 2017:

United States	70.66%
Japan	12.07
United Kingdom	3.61
France	2.68
Italy	2.35
Germany	1.84
Spain	1.38
Canada	1.28
Netherlands	1.08
Other	3.05

100.00%

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 96.63%

Consumer Discretionary: 13.29%

Auto Components: 0.90%
Adient plc †	44,388	$2,979,766
Aisin Seiki Company Limited	14,300	710,259
Akebono Brake Industry Company Limited †	15,000	40,990
Autoliv Incorporated «	21,722	2,274,293
Bharat Forge Limited	18,743	295,941
BorgWarner Incorporated	49,300	2,079,967
Bosch Limited	994	321,555
Bridgestone Corporation	50,200	2,002,280
Calsonic Kansei Corporation «	11,000	125,720
Cheng Shin Rubber Industry Company Limited	272,728	579,659
Cie Generale des Establissements Michelin	8,509	955,980
Continental AG	5,052	1,024,924
Cooper Tire & Rubber Company	28,104	1,136,807
Daido Metal Company Limited	4,600	41,969
Dana Incorporated	75,641	1,428,858
Delphi Automotive plc	65,104	4,956,368
Denso Corporation	39,100	1,737,391
Exedy Corporation	3,000	85,718
Exide Industries Limited	52,342	166,200
Faurecia	1,359	59,734
FCC Company Limited	3,200	64,202
Futaba Industrial Company Limited	4,000	27,985
GKN plc	80,745	360,593
Halla Holdings Corporation	812	45,384
Hankook Tire Company Limited	5,734	303,244
Hanon Systems	16,878	136,726
Hi-Lex Corporation	2,600	66,814
Hota Industrial Manufacturing Company Limited	39,947	179,429
Hyundai Mobis	5,229	1,179,213
Hyundai Wia Corporation	2,127	125,842
Keihin Corporation	4,200	70,284
Kenda Rubber Industrial Company Limited	126,625	204,423
Koito Manufacturing Company Limited	9,800	505,069
Kumho Tire Company Incorporated †	15,306	109,914
KYB Corporation	17,000	91,548
Lear Corporation	17,300	2,456,427
Leoni AG	2,776	111,430
Linamar Corporation	1,622	72,026
Magna International Incorporated	17,100	731,147
Mando Corporation	885	207,798
Martinrea International Incorporated	2,001	12,429
Mitsuba Corporation	3,300	62,566
Motherson Sumi Systems Limited	59,162	310,535
Musashi Seimitsu Industry Company Limited	2,700	71,739
Nan Kang Rubber Tire Company Limited	98,633	100,323
NGK Spark Plug Company Limited	14,300	323,690
NHK Spring Company Limited	18,400	210,295

2	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Auto Components (continued)
Nifco Incorporated	3,300	$168,899
Nippon Seiki Company Limited	5,000	104,188
Nissin Kogyo Company Limited	3,600	63,992
NOK Corporation	8,900	203,121
Nokian Renkaat Oyj	5,356	210,681
Pacific Industrial Company Limited	5,000	62,175
Plastic Omnium SA	4,085	137,965
Press Kogyo Company Limited	8,600	43,633
Riken Corporation	900	35,609
Sanden Corporation	18,000	62,326
Showa Corporation	4,600	38,120
Somboon Advance Technology PCL	70	32
Stanley Electric Company Limited	12,000	338,066
Sumitomo Riko Company Limited	4,300	44,743
Sumitomo Rubber Industries Limited	13,700	226,088
Tachi-S Company Limited	3,800	69,847
Takata Corporation †	5,000	24,567
Tenneco Automotive Incorporated †	31,200	2,006,472
The Goodyear Tire & Rubber Company	64,300	2,253,715
The Yokohama Rubber Company Limited	10,100	200,840
Tokai Rika Company Limited	5,400	108,918
Tong Yang Industry Company Limited	66,828	132,901
Topre Corporation	4,500	118,123
Toyo Tire & Rubber Company Limited	8,600	139,397
Toyoda Gosei Company Limited	5,500	140,211
Toyota Boshoku Corporation	6,100	135,688
Toyota Industries Corporation	15,100	736,553
TPR Company Limited	2,600	88,522
TS Tech Company Limited	3,700	96,728
Unipres Corporation	3,300	70,673
Valeo SA	11,124	683,634
Visteon Corporation †	19,287	1,787,326
Xinyi Automobile Glass Hong Kong Enterprises Limited †	18	3
Xinyi Glass Holdings Limited	149	135
Yarnapund PCL †(a)	1,551,500	0
Yorozu Corporation	2,300	36,544

		41,715,889

Automobiles: 1.19%
Bajaj Auto	9,703	400,794
Bayerische Motoren Werke AG	14,925	1,334,019
Brilliance China Automotive Holdings Limited	396,000	622,345
BYD Company Limited H Shares «	93,000	546,890
China Motor Company Limited	131,925	123,666
Daimler AG	46,542	3,384,403
Dongfeng Motor Group Company Limited H Shares	494,000	586,088
Ferrari NV	5,481	357,104
Fiat Chrysler Automobiles NV	42,676	467,029
Ford Motor Company	199,101	2,494,736
Ford Otomotiv Sanayi AS	9,441	95,004

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
Fuji Heavy Industries Limited	47,500	$1,778,740
Geely Automobile Holdings Limited	685,000	931,817
General Motors Company	70,793	2,608,014
Ghabbour Auto †	17,178	2,950
Harley-Davidson Incorporated	43,600	2,458,168
Hero Honda Motors Limited	13,671	643,012
Honda Motor Company Limited	131,000	4,068,352
Hyundai Motor Company	11,333	1,498,371
Isuzu Motors Limited	44,800	599,553
Kia Motors Corporation	20,242	684,728
Mahindra & Mahindra Limited	34,198	672,568
Mahindra & Mahindra Limited GDR	7,082	138,099
Maruti Suzuki India Limited	16,390	1,454,910
Mazda Motor Corporation	45,700	641,090
Mitsubishi Motors Corporation	57,900	374,679
Nissan Motor Company Limited	179,500	1,767,119
Nissan Shatai Company Limited	7,700	73,405
Oriental Holdings Bhd	30,839	45,842
Peugeot SA †	21,487	408,829
PT Astra International Tbk	2,745,440	1,688,108
Renault SA	8,992	797,432
Suzuki Motor Corporation	32,900	1,286,774
Tata Motors Limited	107,445	735,558
Tata Motors Limited ADR	7,043	236,574
Tata Motors Limited Class A (Differential Voting Rights)	50,610	209,362
Tesla Motors Incorporated †«	11,674	2,918,383
Thor Industries Incorporated	27,120	3,005,438
Tofas Turk Otomobil Fabrikasi AS	16,674	124,536
Toyota Motor Corporation	212,500	12,039,365
UMW Holdings Bhd	91,745	114,475
Volkswagen AG	1,518	229,646
Yamaha Motor Company Limited	23,400	541,338
Yulon Motor Company Limited	153,749	143,122

		55,332,435

Distributors: 0.22%
Canon Marketing Japan Incorporated	5,200	103,727
D’ieteren SA NV	1,010	45,052
DOSHISHA Company Limited	2,900	53,563
Genuine Parts Company	36,700	3,512,557
Imperial Holdings Limited	31,253	398,123
Inchcape plc	25,563	238,058
Jardine Cycle & Carriage Limited	7,375	224,765
LKQ Corporation †	90,600	2,861,148
Paltac Corporation	2,800	79,256
Pool Corporation	23,400	2,684,214
Uni-Select Incorporated	564	14,302

		10,214,765

4	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Diversified Consumer Services: 0.19%
AA plc	34,617	$112,369
Benesse Corporation	6,300	193,747
Bright Horizons Family Solutions Incorporated †	24,948	1,724,156
DeVry Incorporated «	30,000	964,500
Dignity plc	3,080	99,176
Educomp Solutions Limited †	3,525	584
Enercare Incorporated	6,500	92,298
Grand Canyon Education Incorporated †	26,820	1,646,212
H&R Block Incorporated	51,011	1,048,786
Houghton Mifflin Harcourt Company †	55,870	617,364
InvoCare Limited	12,021	130,414
Navitas Limited	30,896	116,782
New Oriental Education & Technology Group Incorporated ADR †	18,148	878,545
Raffles Education Corporation Limited †	36,177	5,137
Sotheby’s †	26,100	1,177,893

		8,807,963

Hotels, Restaurants & Leisure: 2.09%
Accor SA	11,485	453,228
Ajisen China Holdings Limited	200	78
Amax International Holdings Limited †	4,262	280
Amaya Incorporated †	6,482	93,946
Aramark	60,322	2,155,908
Ardent Leisure Group	41,771	52,362
Aristocrat Leisure Limited	44,685	568,716
Autogrill SpA	6,114	54,084
Banyan Tree Holdings Limited †	8,600	3,007
Berjaya Sports Toto Bhd	112,184	73,779
Brinker International Incorporated «	28,200	1,191,168
Buffalo Wild Wings Incorporated †	10,300	1,596,500
Cafe de Coral Holdings Limited	34,000	112,999
Carnival plc	10,126	552,728
Chipotle Mexican Grill Incorporated †	8,494	3,556,778
Choice Hotels International Incorporated	20,340	1,232,604
Colowide Company Limited	5,100	83,982
Compass Group plc	77,502	1,440,602
Cracker Barrel Old Country Store Incorporated «	13,600	2,189,464
Crown Limited	28,270	274,401
Darden Restaurants Incorporated	30,300	2,262,804
Domino’s Pizza Enterprises Limited	6,015	256,872
Domino’s Pizza Group plc	29,079	138,558
Domino’s Pizza Incorporated	26,700	5,067,927
Doutor Nichires Holdings Company Limited	3,400	65,552
Egyptian Resorts Company †	11,306	771
Flight Centre Limited	4,210	93,090
Formosa International Hotels Corporation	12,977	73,494
Fresh Express Delivery Holding Group Company Limited †	1,669	82
Fuji Kyuko Company Limited	7,000	63,554
Fujita Kanko Incorporated	8,000	25,493

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Galaxy Entertainment Group Limited	201,000	$963,197
Genting Bhd	274,683	572,256
Genting Malaysia Bhd	426,889	504,767
Genting Singapore plc	421,383	297,680
Grand Korea Leisure Company Limited	3,196	60,345
Great Canadian Gaming Corporation †	476	8,368
Greene King plc	19,167	160,657
GVC Holdings plc	8,941	77,106
H.I.S. Company Limited	3,000	79,523
Hana Tour Service Incorporated	1,041	77,333
Hilton Grand Vacations Incorporated †	6,001	179,670
Hilton Worldwide Holdings Incorporated	17,567	1,004,832
Hong Kong & Shanghai Hotels Limited	63,806	72,248
Hyatt Hotels Corporation Class A †	18,824	966,424
Imperial Hotel Limited	4,200	79,256
InterContinental Hotels Group plc	9,654	454,729
J D Wetherspoon plc	5,393	65,547
Jack in the Box Incorporated	18,300	1,714,893
Jollibee Foods Corporation	62,450	250,969
Kangwon Land Incorporated	11,731	366,740
Kindred Group plc SDR	10,146	95,091
Kisoji Company Limited	2,300	50,383
Kyoritsu Maintenance Company Limited	1,400	87,730
Ladbrokes Coral Group plc	63,159	95,926
Las Vegas Sands Corporation	34,255	1,813,802
Macau Legend Development Limited †	555,000	105,811
Magnum Bhd	147,385	72,365
Marriott International Incorporated Class A	92,300	8,029,177
Marriott Vacations Worldwide Corporation	12,781	1,200,519
Marston’s plc	33,455	55,087
McDonald’s Corporation	42,314	5,401,382
McDonald’s Holdings Company Japan Limited	4,900	139,570
Melco Crown Entertainment Limited ADR	13,382	219,063
Melco International Development Limited	55,000	84,453
Merlin Entertainment plc 144A	33,092	202,026
MGM China Holdings Limited	62,400	113,661
MGM Resorts International †	141,900	3,730,551
Millennium & Copthorne Hotels plc	12,340	71,691
Minor International PCL	321,556	315,517
Miramar Hotel & Investment Company Limited	32,000	65,872
Mitchells & Butlers plc	13,104	40,114
MOS Food Services Incorporated	3,100	92,576
Norwegian Cruise Line Holdings Limited †	48,183	2,442,878
Ohsho Food Service Corporation	1,100	40,928
OPAP SA	38,526	346,514
Oriental Land Company Limited	16,800	943,892
Paddy Power Betfair plc	1,992	218,134
Paddy Power plc	2,432	266,406
Panera Bread Company Class A †«	12,349	2,850,149
Paradise Company Limited	7,533	103,260

6	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Plenus Company Limited	2,700	$58,545
Resorttrust Incorporated	8,300	152,192
Restaurant Brands International Incorporated	10,951	597,432
Round One Corporation	5,600	42,021
Royal Caribbean Cruises Limited	49,270	4,734,847
Royal Holdings Company Limited	3,500	63,274
Saint Marc Holdings Company Limited	1,600	49,134
Saizeriya Company Limited	3,100	73,095
Sands China Limited	180,723	754,283
Shangri-La Asia Limited	94,166	119,847
Six Flags Entertainment Corporation	45,019	2,728,602
SJM Holdings Limited	160,000	131,291
SKYCITY Entertainment Group Limited	49,369	146,509
Skylark Company Limited	8,700	128,628
Sodexho Alliance SA	4,459	489,156
SSP Group plc	22,220	114,919
Starbucks Corporation	133,600	7,597,832
Tabcorp Holdings Limited	61,689	201,485
Tatts Group Limited	98,126	305,447
Texas Roadhouse Incorporated	36,400	1,539,720
The Cheesecake Factory Incorporated	25,000	1,526,250
The Restaurant Group plc	10,354	41,794
The Star Entertainment Group Limited	58,277	218,043
The Wendy’s Company	105,462	1,470,140
Thomas Cook Group plc †	77,654	84,312
Tokyo Dome Corporation	8,600	86,042
Tokyotokeiba Company Limited	21,000	49,722
TUI AG	8,134	114,608
TUI AG - BATS Exchange	16,128	227,741
Vail Resorts Incorporated	22,620	4,098,292
Whitbread plc	8,566	406,564
William Hill plc	54,376	178,060
Wyndham Worldwide Corporation	31,700	2,638,708
Wynn Macau Limited	108,400	193,260
Wynn Resorts Limited «	23,337	2,243,853
Yoshinoya D&C Company Limited	5,900	86,443
Yum China Holdings Incorporated †	51,035	1,357,021
Yum! Brands Incorporated	17,800	1,162,696
Zensho Company Limited	6,600	111,855

		97,309,542

Household Durables: 1.03%
Alpine Electronics Incorporated	3,600	52,232
Altek Corporation	290	241
Arcelik AS	51,506	295,525
Barratt Developments plc	57,352	364,010
Bellway plc	6,270	202,750
Berkeley Group Holdings plc	7,465	272,701
Bonava AB B Shares †	5,678	87,372
Bovis Homes Group plc	6,548	63,376
Casio Computer Company Limited	19,300	260,609

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	7

Security name	Shares	Value

Household Durables (continued)
Chofu Seisakusho Company Limited	2,300	$55,993
Coway Company Limited	3,813	301,803
Crest Nicholson Holdings plc	11,761	79,098
D.R. Horton Incorporated	83,676	2,677,632
Dorel Industries Incorporated Class B	1,667	43,915
Electrolux AB Class B	10,941	290,173
Forbo Holding AG	85	115,946
Foster Electric Company Limited	2,900	49,536
Fujitsu General Limited	4,000	78,188
Garmin Limited «	28,300	1,460,563
GUD Holdings Limited	5,227	41,839
Haier Electronics Group Company	167,000	307,200
Hanssem Company Limited	1,292	253,658
Harman International Industries Incorporated	20,570	2,296,023
Haseko Corporation	22,700	268,735
Helen of Troy Limited †	15,800	1,543,660
Husqvarna AB Class A	1	9
Husqvarna AB Class B	24,473	209,712
Iida Group Holdings Company	13,700	231,697
JM AB	3,417	107,432
JVC Kenwood Holdings Incorporated	17,400	44,141
Lennar Corporation Class A	57,871	2,823,526
Lennar Corporation Class B	1,300	51,103
LG Electronics Incorporated	7,812	413,140
McCarthy & Stone plc 144A	30,674	73,041
Mohawk Industries Incorporated †	18,600	4,210,296
Newell Rubbermaid Incorporated	115,942	5,684,636
Nikon Corporation	30,500	466,140
NVR Incorporated †	1,034	2,000,759
Panahome Corporation	7,000	65,112
Panasonic Corporation	171,410	1,881,246
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	14,160	362,127
Pioneer Corporation †	36,200	73,467
Pulte Homes Incorporated	73,400	1,618,470
Rinnai Corporation	3,000	241,933
Sangetsu Company Limited	6,100	105,119
SEB SA	1,262	166,251
Sekisui Chemical Company Limited	35,000	577,907
Sekisui House Limited	47,700	762,342
Sharp Corporation †«	128,000	379,403
Skyworth Digital Holdings Limited	147	95
Sony Corporation	91,394	2,829,395
Starts Corporation Incorporated	3,400	73,087
Steinhoff International Holdings H Shares	451,648	2,404,313
Sumitomo Foresting Company Limited	12,600	183,373
Tamron Company Limited	2,600	48,855
Taylor Woodrow plc	150,855	336,939
Techtronic Industries Company Limited	112,500	402,878
Tempur-Pedic International Incorporated †«	28,600	1,321,034

8	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Household Durables (continued)
Token Corporation	840	$60,339
Toll Brothers Incorporated †	44,000	1,502,160
Tupperware Brands Corporation	26,600	1,606,374
Welling Holding Limited	800	175
Whirlpool Corporation	18,500	3,303,915
Zojirushi Corporation	4,500	60,083

		48,144,802

Internet & Direct Marketing Retail: 1.41%
Amazon.com Incorporated †	36,227	30,613,264
Askul Corporation	2,000	57,323
ASOS plc †	3,169	213,600
CJ O Shopping Company Limited	632	108,375
Ctrip.com International Limited ADR †	52,165	2,474,708
Expedia Incorporated	35,573	4,234,610
Groupon Incorporated †«	240,516	1,017,383
GS Home Shopping Incorporated	555	105,871
Hyundai Home Shopping Network Corporation	1,220	123,537
JD.com Incorporated ADR †	133,960	4,095,157
Liberty Expedia Holdings Incorporated Class A †	25,028	1,083,212
Liberty Interactive Corporation Series A †	109,300	2,063,584
Liberty TripAdvisor Holdings Incorporated Class A †	39,891	536,534
Liberty Ventures Group Series A	20,610	903,955
N Brown Group plc	9,185	23,057
Netflix Incorporated †	39,382	5,597,364
Ocado Group plc †	29,074	89,830
Qunar Cayman Islands Limited ADR †«	8,269	251,460
Rakuten Incorporated	65,300	646,926
Senshukai Company Limited	5,000	35,516
Shutterfly Incorporated †	20,600	934,828
Start Today Company Limited	13,100	273,789
The Priceline Group Incorporated †	4,596	7,924,101
TripAdvisor Incorporated †	33,668	1,396,212
Vipshop Holdings Limited ADR †«	48,644	632,858
Zalando SE †144A	5,205	208,160

		65,645,214

Leisure Products: 0.22%
Amer Sports Oyj	5,544	131,621
Bandai Namco Holdings Incorporated	16,900	486,639
Fields Corporation	1,900	21,090
Giant Manufacturing Company Limited	38,691	239,273
Heiwa Corporation	4,800	129,886
Mattel Incorporated	84,295	2,168,910
Merida Industry Company Limited	31,458	160,753
Mizuno Corporation	11,000	58,748
Polaris Industries Incorporated «	17,556	1,495,947
Sankyo Company Limited	4,200	148,605
Sega Sammy Holdings Incorporated	15,200	223,647

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	9

Security name	Shares	Value

Leisure Products (continued)
Shimano Incorporated	6,300	$930,883
The Brunswick Corporation	50,870	3,046,604
Tomy Company Limited	6,000	63,234
Universal Entertainment Corporation †	1,700	62,495
Vista Outdoor Incorporated †	33,347	674,610
Yamaha Corporation	13,500	351,725

		10,394,670

Media: 2.31%
Aimia Incorporated	10,863	74,018
Alibaba Pictures Group Limited †	2,443,000	409,113
Altice NV Class A †	16,205	341,720
Altice NV Class B †	5,402	113,971
AMC Networks Incorporated Class A †	33,423	1,999,030
Asatsu-DK Incorporated	3,400	89,642
Astro Malaysia Holdings Bhd	600,805	385,652
Avex Group Holdings Incorporated	4,800	70,198
Axel Springer AG	2,728	142,652
BEC World PCL	80,400	36,163
Cable One Incorporated	2,656	1,661,116
Charter Communications Incorporated Class A †	19,878	6,421,787
Cheil Worldwide Incorporated	8,735	146,388
Cinemark Holdings Incorporated	55,600	2,327,972
Cineplex Incorporated	2,940	110,787
Cineworld Group plc	11,934	94,699
CJ CGV Company Limited	1,345	88,854
CJ E&M Corporation	2,001	138,207
Cogeco Communications Incorporated	858	46,382
Corus Entertainment Incorporated Class B «	8,191	78,382
CTS Eventim AG & Company KGaA	2,978	108,276
CyberAgent Incorporated	7,600	211,402
Cyfrowy Polsat SA †	65,075	370,700
Daiichikosho Company Limited	3,300	136,882
Daily Mail & General Trust plc Class A	15,449	137,832
Dentsu Incorporated	18,100	1,002,110
Discovery Communications Incorporated Class A †	44,802	1,288,506
Discovery Communications Incorporated Class C †	64,948	1,823,090
DISH Network Corporation Class A †	55,870	3,463,940
eSun Holdings Limited †	1,000	112
Eutelsat Communications SA	10,025	197,063
Event Hospitality and Entertainment Limited	7,513	72,291
Fairfax Media Limited	252,469	182,922
Fuji Television Network Incorporated	4,300	59,173
Gannett Company Incorporated	64,698	564,167
GfK SE †	1,510	67,830
Grupo Televisa SA	331,702	1,693,056
Hakuhodo DY Holdings Incorporated	22,200	272,893
Havas SA	7,852	67,895
IMAX Corporation †	3,555	115,004
Informa plc	37,946	316,413

10	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Media (continued)
Ipsos	1,115	$35,886
ITV plc	169,472	425,836
JCDecaux SA	3,549	113,358
Kadokawa Dwango Corporation	3,200	47,568
Lagardere SCA	7,144	179,673
Liberty Broadband Corporation Class A †	14,866	1,252,609
Liberty Broadband Corporation Class C †	38,173	3,280,588
Liberty Global plc Class A	25,561	912,528
Liberty Global plc Class C	59,883	2,101,294
Liberty Global plc Lilac Class A †	30,805	753,182
Liberty Global plc Lilac Class C †	68,738	1,690,267
Liberty Media Corporation Class A †	26,639	1,047,712
Liberty Media Corporation Class C †	51,847	2,018,404
Lions Gate Entertainment Class A	32,462	869,008
Lions Gate Entertainment Class B †	62,535	1,562,124
Live Nation Incorporated †	41,055	1,166,373
M6 Metropole Television SA	3,853	81,597
Mediaset Espana Comunicacion SA	10,527	123,567
Mediaset SpA	44,723	184,117
Meredith Corporation «	19,200	1,203,840
Modern Times Group Class B	2,717	88,012
Naspers Limited	59,393	9,497,764
News Corporation Class A	94,130	1,206,747
News Corporation Class B	34,692	457,934
Nippon Television Network Corporation	4,800	85,366
NOS SGPS	4,987	29,533
Omnicom Group Incorporated	56,700	4,825,170
Pearson plc	38,186	319,362
ProSiebenSat.1 Media AG	10,899	437,089
PT Media Nusantara Citra Tbk	694,500	86,448
Publicis Groupe SA	9,715	654,884
Quebecor Incorporated Class B	4,582	129,643
REA Group Limited	5,018	217,488
Regal Entertainment Group Class A «	54,993	1,186,749
RTL Group	1,295	99,341
Schibsted ASA Class A	5,443	143,614
Schibsted ASA Class B	5,443	132,123
Scripps Networks Interactive Incorporated Class A	28,064	2,266,729
SES SA	28,440	580,441
Seven West Media Limited	168,160	88,316
Shaw Communications Incorporated Class B	18,900	393,311
Shochiku Company Limited	10,000	115,270
Sinclair Broadcast Group Incorporated Class A	32,374	1,291,723
Singapore Press Holdings Limited	119,302	297,957
Sirius XM Holdings Incorporated «	175,979	895,733
SKY Network Television Limited	41,590	113,838
Sky Perfect JSAT Holdings Incorporated	13,900	61,739
Sky plc	49,052	607,140
SM Entertainment Company †	2,495	53,508
Societe Television Francaise 1 SA	7,261	82,346

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
Sun TV Network Limited	12,700	$135,759
Technicolor	17,659	73,691
Tegna Incorporated	112,793	2,890,885
Telenet Group Holding NV †	2,345	132,512
Television Broadcasts Limited	36,300	158,753
The Madison Square Garden Company Class A †	8,265	1,482,410
The New York Times Company Class A	64,087	922,853
The Walt Disney Company	134,400	14,796,096
Time Incorporated	52,111	914,548
Toei Company Limited	7,000	62,433
Toho Company Limited Tokyo	11,000	311,362
Tokyo Broadcasting System Incorporated	3,800	68,799
Tribune Media Company Class A	38,624	1,333,300
TV Asahi Corporation	2,500	50,959
Twenty-First Century Fox Incorporated Class A	99,275	2,970,308
Twenty-First Century Fox Incorporated Class B	45,671	1,340,444
United Business Media plc	20,604	190,598
Viacom Incorporated Class A	844	38,444
Viacom Incorporated Class B	85,663	3,722,057
Vivendi SA	41,971	740,549
Wolters Kluwer NV	14,111	578,010
WPP plc	62,074	1,461,156
Zee Entertainment Enterprises Limited	72,653	554,763
Zenrin Company Limited	3,300	66,561

		107,420,389

Multiline Retail: 0.52%
Aeon Company Bhd	110,254	56,120
B&M European Value Retail SA	21,050	77,890
Canadian Tire Corporation Limited Class A	3,200	366,933
Debenhams plc	97,575	64,957
Dillard’s Incorporated Class A «	13,700	746,924
Dollar General Corporation	23,800	1,737,876
Dollar Tree Incorporated †	68,086	5,220,834
Dollarama Incorporated	5,716	440,169
Don Quijote Company Limited	9,900	350,723
Far Eastern Department Stores Company Limited	123,559	65,955
Fuji Company Limited	3,400	72,573
H2O Retailing Corporation	6,800	115,124
Harvey Norman Holdings Limited	44,605	176,123
Hudson’s Bay Company «	7,127	66,215
Hyundai Department Store Company Limited	2,445	214,931
Isetan Mitsukoshi Holdings Limited	30,100	385,544
Izumi Company Limited	3,400	151,925
J.Front Retailing Company Limited	20,200	310,340
JCPenny Company Incorporated †«	162,200	1,028,348
Kintetsu Department Store Company Limited †	18,000	55,917
Kohl’s Corporation	43,533	1,855,376
Lifestyle China Group Limited †	78,900	20,023
Lifestyle International Holdings Limited	79,000	102,987

12	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Multiline Retail (continued)
Lotte Shopping Company Limited	1,395	$284,983
Macy’s Incorporated	75,312	2,501,865
Marks & Spencer Group plc	77,103	320,314
Marui Company Limited	18,300	252,807
Matsuya Company Limited	6,300	57,423
Metro Holdings Limited	108,200	83,385
Myer Holdings Limited	71,589	69,158
New World Department Store China Limited †	99,000	15,304
Next plc	6,891	327,235
Nordstrom Incorporated «	34,200	1,595,772
PT Matahari Department Store Tbk	429,500	439,613
Ryohin Keikaku Company Limited	2,000	422,805
SACI Falabella	145,292	1,175,733
Seria Company Limited	2,000	157,372
Shinsegae Company Limited	974	171,844
Takashimaya Company Limited	27,000	242,975
Target Corporation	28,700	1,686,699
The Warehouse Group Limited	6,770	12,581
Woolworths Holdings Limited	129,753	692,412

		24,194,087

Specialty Retail: 2.23%
ABC-Mart Incorporated	2,800	168,730
Abercrombie & Fitch Company Class A	36,900	441,324
Adastria Company Limited	3,300	85,448
Advance Auto Parts Incorporated	21,696	3,397,811
Alpen Company Limited	1,900	33,723
American Eagle Outfitters Incorporated	89,902	1,424,947
AOKI Holdings Incorporated	4,400	54,126
Aoyama Trading Company Limited	3,500	131,158
Asbury Automotive Group Incorporated †	11,480	747,922
Autobacs Seven Company Limited	5,400	85,510
AutoZone Incorporated †	2,700	1,988,685
BCA Marketplace plc	48,416	108,739
Bed Bath & Beyond Incorporated	37,500	1,515,000
Best Buy Company Incorporated	67,319	2,970,787
BIC Camera Incorporated	14,600	141,523
Burlington Stores Incorporated †	40,032	3,563,248
Cabela’s Incorporated †	29,100	1,363,044
CarMax Incorporated †«	56,100	3,620,694
Chico’s FAS Incorporated	67,995	984,568
Chiyoda Company Limited	3,200	79,128
Chow Sang Sang Holdings International Limited	53,000	117,840
Chow Tai Fook Jewellery Company Limited	152,400	138,993
CST Brands Incorporated	39,817	1,916,392
DCM Holdings Company Limited	10,800	96,036
Dixons Carphone plc	47,372	178,108
DSW Incorporated Class A	40,200	845,406
Dufry Group Register Shares †	2,339	337,453
Edion Corporation	9,500	86,590

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	13

Security name	Shares	Value

Specialty Retail (continued)
Esprit Holdings Limited †	145,058	$137,343
Fast Retailing Company Limited	4,700	1,484,739
FF Group †	11,804	231,345
Fielmann AG	1,025	75,936
Five Below Incorporated †	31,121	1,199,715
Foot Locker Incorporated	33,335	2,522,459
Gamestop Corporation Class A «	53,600	1,309,984
Geo Holdings Corporation	3,800	45,866
Giordano International Limited	88,000	47,951
GNC Holdings Incorporated Class A «	36,714	304,726
Halfords Group plc	6,854	28,891
Hennes & Mauritz AB Class B	43,730	1,155,915
Hikari Tsushin Incorporated	1,800	176,243
Home Product Center PCL	787,500	222,225
Hotai Motor Company Limited	55,260	632,216
Hotel Shilla Company Limited	3,602	162,779
IDOM Incorporated	7,300	47,564
Industria de Diseno Textil SA	52,485	1,685,870
JB Hi-Fi Limited	8,355	171,803
JIN Company Limited	1,500	80,110
Joshin Denki Company Limited	7,000	69,598
Joyful Honda Company Limited	3,500	110,285
Jumbo SA	16,243	229,724
K’s Holdings Corporation	6,600	117,378
Kingfisher plc	105,024	429,010
Kohnan Shoji Company Limited	3,200	61,012
Komeri Company Limited	3,000	74,075
L Brands Incorporated	22,522	1,185,108
Lithia Motors Incorporated Class A	13,300	1,272,411
LOTTE Himart Company Limited	1,426	60,912
Lowe’s Companies Incorporated	79,900	5,942,163
Luk Fook Holdings International Limited	43,000	124,908
Mr. Price Group Limited	43,519	563,997
Nafco Company Limited	900	14,332
Nishimatsuya Chain Company Limited	5,500	61,636
Nitori Holdings Company Limited	6,000	698,562
O’Reilly Automotive Incorporated †	8,906	2,419,849
Office Depot Incorporated	278,000	1,159,260
Praktiker Bau Und Heimwerkermaerkte AG †(a)	2,021	9
Premier Investments Limited	11,154	115,021
Ross Stores Incorporated	114,388	7,844,729
Sa Sa International Holdings Limited	130,177	53,158
Sally Beauty Holdings Incorporated †	81,700	1,786,779
Sanrio Company Limited	5,800	114,869
Shimachu Company Limited	4,700	119,273
Shimamura Company Limited	1,700	220,019
Signet Jewelers Limited «	20,500	1,303,595
Sports Direct International plc †	15,706	57,882
Staples Incorporated	160,345	1,441,502
Super Cheap Auto Group Limited	17,892	144,723

14	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Specialty Retail (continued)
The Gap Incorporated	54,100	$1,342,762
The Home Depot Incorporated	112,520	16,305,273
The TJX Companies Incorporated	61,100	4,793,295
Tiffany & Company «	31,500	2,893,905
Tractor Supply Company	38,672	2,742,232
Trinity Limited †	134,000	11,047
Truworths International Limited	72,954	484,858
ULTA Salon Cosmetics & Fragrance Incorporated †	17,300	4,730,339
United Arrows Limited	2,700	84,957
Urban Outfitters Incorporated †	50,113	1,304,441
USS Company Limited	17,000	291,139
WH Smith plc	8,042	168,843
Williams-Sonoma Incorporated «	46,200	2,244,858
Xebio Company Limited	2,700	44,581
Yamada Denki Company Limited	54,400	277,460

		103,862,382

Textiles, Apparel & Luxury Goods: 0.98%
Adidas AG	9,787	1,642,345
ASICS Corporation	14,300	252,155
Belle International Holdings Limited	1,050,000	723,634
Billabong International Limited †	7,485	7,173
Burberry Group plc	20,652	442,305
Carter’s Incorporated	28,000	2,464,280
CCC SA	2,316	128,456
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	2,295	486,021
Coach Incorporated	69,100	2,632,019
Compagnie Financiere Richemont SA	24,418	1,799,106
Daphne International Holdings Limited †	86,000	9,084
Descente Limited	5,900	68,797
Eclat Textile Company Limited	47,248	475,194
Feng Tay Enterprise Company Limited	67,896	287,288
Fibrechem Technologies Limited †(a)	20,000	0
Fila Korea Limited	1,083	71,737
Formosa Taffeta Company Limited	139,149	141,307
Fujibo Holdings Incorporated	1,500	43,460
G-III Apparel Group Limited †«	24,100	620,093
Gildan Activewear Incorporated	10,862	275,189
Global Brands Group Holding Limited †	744,530	87,277
Gunze Limited	17,000	62,495
Hansae Company Limited	2,210	50,914
Hermes International	1,037	452,512
Hugo Boss AG	3,913	269,370
Jaybharat Textiles & Real Estate Limited †	15,488	5,026
Kate Spade & Company †	72,656	1,733,572
Kering	3,481	847,265
Kurabo Industries Limited	28,000	60,065
Li & Fung Limited	452,530	201,697
LPP SA	138	192,161

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	15

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
lululemon athletica Incorporated †	31,495	$2,055,364
Luxottica Group SpA	6,531	344,286
LVMH Moet Hennessy Louis Vuitton SA	12,838	2,576,628
Makalot Industrial Company Limited	28,708	116,333
Michael Kors Holdings Limited †	48,383	1,765,980
Moncler SpA	6,081	116,089
Nike Incorporated Class B	122,700	7,013,532
Onward Kashiyama Company Limited	14,000	103,681
Pacific Textiles Holdings Limited	70,000	78,089
Page Industries Limited	1,090	233,793
Pandora AS	5,476	624,326
Pou Chen Corporation	350,315	475,471
Prada SpA	31,600	120,491
PVH Corporation	23,350	2,138,860
Rajesh Exports Limited	27,337	216,832
Ruentex Industries Limited	102,472	194,448
Sanyo Shokai Limited	15,000	23,633
Seiko Holdings Corporation Class C	15,000	64,222
Seiren Company Limited	6,300	83,555
Shenzhou International Group Holdings Limited	94,000	561,852
Skechers U.S.A. Incorporated Class A †	75,600	1,940,652
Stella International	66,000	93,692
Steven Madden Limited †	30,950	1,155,983
Tainan Spinning Company Limited	240,775	108,540
Texwinca Holdings Limited	66,000	43,360
The Japan Wool Textile Company Limited	8,600	68,283
The Swatch Group AG - Bearer Shares	1,443	479,731
The Swatch Group AG - Regular Shares	3,236	209,912
Titan Industries Limited	62,541	409,824
Tod’s SpA	535	37,747
TSI Holdings Company Limited	9,800	68,128
Under Armour Incorporated Class A «	54,092	1,115,377
Under Armour Incorporated Class C †«	54,428	1,010,184
Unitika Limited †	55,000	46,998
VF Corporation	31,016	1,626,789
Wacoal Corporation	11,000	138,155
Wolverine World Wide Incorporated	55,980	1,409,017
Youngone Corporation	3,748	106,399
Yue Yuen Industrial Holdings Limited	53,000	197,310

		45,705,543

Consumer Staples: 6.34%

Beverages: 1.25%
Ambev SA	571,004	3,274,417
Anadolu Efes Biracilik Ve Malt Sanayii AS	27,648	150,430
Anheuser-Busch InBev NV	40,396	4,418,635
Arca Continental SAB de CV	63,100	354,106
Asahi Breweries Limited	33,800	1,194,109
Britvic plc	12,441	97,487

16	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Beverages (continued)
Brown-Forman Corporation Class A	18,150	$904,778
Brown-Forman Corporation Class B	53,742	2,620,460
C&C Group plc	27,294	111,902
Carlsberg AS Class B	4,948	434,731
Carlsberg Brewery Malaysia Bhd	18,176	58,130
China Resources Enterprise Limited †	261,781	594,183
Coca-Cola Amatil Limited	39,425	309,828
Coca-Cola East Japan Company Limited	6,500	143,602
Coca-Cola European Partners plc	10,834	375,831
Coca-Cola HBC AG	11,566	279,140
Coca-Cola Icecek Uretim AS	10,486	101,025
Coca-Cola West Japan Company Limited	6,800	201,558
Compania Cervecerias Unidas SA	39,861	471,647
Constellation Brands Incorporated Class A	16,659	2,645,616
Cott Corporation	6,000	63,921
Davide Campari-Milano SpA	15,016	151,921
Diageo plc	117,242	3,299,481
Distell Group Limited	17,814	194,335
Dr Pepper Snapple Group Incorporated	45,285	4,231,430
Fomento Economico Mexicano Sab de CV	293,100	2,363,006
Fraser & Neave Holdings Bhd	7,989	41,564
Heineken Holding NV	5,389	409,286
Heineken Malaysia Bhd	22,304	87,709
Heineken NV	9,969	822,714
Hite Jinro Company Limited	4,338	80,948
ITO EN Limited	4,800	164,066
Kirin Brewery Company Limited	67,200	1,156,837
Lotte Chilsung Beverage Company Limited	88	117,359
Molson Coors Brewing Company Class B	44,342	4,451,493
Monster Beverage Corporation †	38,010	1,575,134
PepsiCo Incorporated	71,619	7,905,305
Pernod Ricard SA	10,301	1,177,499
Remy Cointreau SA	1,346	119,566
Sapporo Holdings Limited	5,900	148,255
Suntory Beverage & Food Limited	9,634	403,900
Takara Holdings Incorporated	14,700	150,736
Thai Beverage PCL	1,298,000	879,906
The Coca-Cola Company	193,874	8,134,953
Treasury Wine Estates Limited	55,092	503,067
United Breweries Limited	22,176	258,459
United Spirits Limited †	11,906	418,484

		58,052,949

Food & Staples Retailing: 1.21%
Aeon Company Limited «	63,100	940,785
Ain Holdings Incorporated	1,900	136,481
Alimentation Couche-Tard Incorporated Class B	19,629	872,827
ARCS Company Limited	4,900	110,522
Axfood AB	4,183	63,950
Axial Retailing Incorporated	1,900	76,359

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	17

Security name	Shares	Value

Food & Staples Retailing (continued)
BGF Retail Company Limited	1,863	$168,053
Bim Birlesik Magazalar AS	44,623	642,534
Booker Group plc	77,660	191,862
Carrefour SA	26,532	633,554
Casey’s General Stores Incorporated	22,210	2,544,822
Casino Guichard Perrachon SA	3,579	189,257
Cencosud SA	194,846	576,788
Cocokara Fine Incorporated	1,700	71,801
Colruyt SA	4,122	193,320
Cosmos Pharmaceutical Corporation	700	133,464
Costco Wholesale Corporation	40,127	7,109,702
CP ALL PCL	615,000	1,057,140
Dairy Farm International Holdings Limited	22,500	191,925
Distribuidora Internacional SA	36,944	205,125
Dongsuh Company Incorporated	8,111	182,914
E-MART Limited	1,492	274,451
Empire Company Limited Class A	9,816	123,642
Eurocash SA	10,184	83,162
FamilyMart Company Limited	6,900	421,327
George Weston Limited	2,200	184,355
Greggs plc	6,277	76,175
GS Retail Company Limited	1,893	88,058
Heiwado Company Limited	4,200	100,752
Hyundai Greenfood Company Limited	9,108	136,127
ICA Gruppen AB	3,670	119,208
Inageya Company Limited	3,600	50,181
J Sainsbury plc	92,086	305,773
Jeronimo Martins SA	13,529	217,569
Kato Sangyo Company Limited	2,800	74,147
Kesko Oyj Class A	1,000	46,508
Kesko Oyj Class B	2,922	134,069
Koninklijke Ahold NV	59,792	1,270,673
Kusuri no Aoki Holdings Company Limited	1,300	57,221
Lawson Incorporated	2,500	172,460
Life Corporation	2,600	76,603
Loblaw Companies Limited	9,809	511,498
Magnit OJSC Sponsored GDR	32,894	1,199,315
Matsumotokiyoshi Holdings Company Limited	3,300	155,975
Metcash Limited †	72,275	119,693
Metro AG	8,400	260,428
Metro Incorporated	12,437	362,660
Mitsubishi Shokuhin Company Limited	1,900	59,108
OKUWA Company Limited	4,000	39,557
President Chain Store Corporation	95,229	698,948
Puregold Price Club Incorporated	191,000	174,968
Rallye SA	1,324	30,087
Rite Aid Corporation †	259,280	1,555,680
San-A Company Limited	1,700	77,930
Seven & I Holdings Company Limited	57,680	2,259,041
Shoprite Holdings Limited	51,285	739,904

18	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Food & Staples Retailing (continued)
Sligro Food Group NV	944	$35,043
Sonae SGPS SA †	61,841	54,311
Sprouts Farmers Market Incorporated †	75,864	1,400,449
Sugi Pharmacy Company Limited	3,400	156,767
Sun Art Retail Group Limited	342,000	329,537
Sundrug Company Limited	2,500	164,449
Sysco Corporation	25,148	1,325,803
Tesco plc †	376,132	879,307
The Jean Coutu Group PJC Incorporated Class A	6,111	91,835
Tsuruha Holdings Incorporated	2,900	268,459
United Natural Foods Incorporated †	28,679	1,234,631
United Super Markets Holdings Incorporated	7,300	65,888
Valor Company Limited	4,800	119,076
Wal-Mart de Mexico SAB de CV	663,208	1,290,667
Wal-Mart Stores Incorporated	76,800	5,447,424
Walgreens Boots Alliance Incorporated	78,565	6,786,445
Welcia Holdings Company	4,600	128,364
Wesfarmers Limited	84,409	2,764,684
Whole Foods Market Incorporated	93,761	2,875,650
William Morrison Supermarkets plc	108,818	327,575
Woolworths Limited	96,144	1,898,863
Yaoko Company Limited	2,400	97,628
Yokohama Reito Company	4,700	44,471

		56,337,764

Food Products: 2.10%
Ajinomoto Company Incorporated	41,400	837,987
Archer Daniels Midland Company	29,300	1,376,221
Ariake Japan Company Limited	1,900	107,223
Aryzta AG	4,295	138,897
Associated British Foods plc	16,665	541,577
B&G Foods Incorporated	34,900	1,483,250
Barry Callebaut AG	154	199,180
BRF SA	70,622	922,104
Britannia Industries Limited	5,796	280,545
Bunge Limited	34,378	2,813,839
CALBEE Incorporated	8,400	284,872
Campbell Soup Company	47,800	2,836,930
Charoen Pokphand Food PCL	572,400	459,160
China Agri-Industries Holdings Limited †	700	345
China Huishan Dairy Holdings Company Limited	994,400	363,794
China Mengniu Dairy Company	482,000	949,980
CJ Cheiljedang Corporation	913	294,308
ConAgra Foods Incorporated	102,477	4,223,077
Dairy Crest Group plc	4,547	31,963
Danone SA	28,799	1,908,683
Darling Ingredients Incorporated †	86,600	1,126,666
Dean Foods Company	47,605	868,315
Dydo Drinco Incorporated	1,300	65,842
Ebro Puleva SA	3,989	81,075

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	19

Security name	Shares	Value

Food Products (continued)
Elders Limited †	2,412	$8,044
Ezaki Glico Company Limited	4,300	206,685
Felda Global Ventures Holdings Bhd	312,254	132,216
Flowers Foods Incorporated «	96,150	1,851,849
Fuji Oil Company Limited	4,700	105,927
General Mills Incorporated	30,200	1,823,174
Genting Plantations Bhd	30,626	79,186
Glanbia plc	10,700	209,481
GlaxoSmithKline Consumer Healthcare Limited	3,261	249,152
Golden Agri-Resources Limited	503,752	136,596
GrainCorp Limited Class A	17,036	116,639
Greencore Group plc	51,596	166,203
Gruma SAB de CV Class B	39,700	521,495
Grupo Bimbo Sab de CV Series A	257,800	609,102
Grupo Lala SAB de CV	157,843	259,883
Hokuto Corporation	2,300	44,487
Hormel Foods Corporation	66,500	2,344,125
House Foods Corporation	6,000	127,749
Indofood Agri Resources Limited	25,700	9,536
Ingredion Incorporated	17,844	2,157,161
IOI Corporation Bhd	420,740	443,483
Itoham Yonekyu Holdings Incorporated †	15,200	151,263
J-Oil Mills Incorporated	1,300	48,542
JBS SA	114,274	429,767
Kagome Company Limited	5,800	148,943
KAMEDA SEIKA Company Limited	1,900	84,899
Kellogg Company	12,900	955,503
Kerry Group plc Class A	7,073	543,252
Kewpie Corporation	8,800	234,129
Kikkoman Corporation	15,000	451,956
Kuala Lumpur Kepong Bhd	65,979	358,724
Lamb Weston Holdings Incorporated	50,624	1,983,955
Lancaster Colony Corporation	11,069	1,458,894
Lindt & Spruengli AG	5	324,065
Lindt & Spruengli AG - Participation Certificate	47	266,506
Lotte Confectionery Company Limited	607	104,947
Lotte Food Company Limited	103	58,024
Maple Leaf Foods Incorporated	4,091	95,145
Marine Harvest ASA	16,701	292,046
Marudai Food Company Limited	13,000	56,816
Maruha Nichiro Corporation	3,400	101,838
McCormick & Company Incorporated	33,700	3,316,754
Mead Johnson Nutrition Company	54,420	4,777,532
Megmilk Snow Brand Company Limited	3,700	100,779
Meiji Holdings Company Limited	11,000	879,256
Mitsui Sugar Company Limited	2,200	53,167
Mondelez International Incorporated Class A	78,775	3,459,798
Morinaga & Company Limited	4,100	184,663
Morinaga Milk Industry Company Limited	16,000	123,619
Nestle India Limited	3,071	287,877

20	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Food Products (continued)
Nestle Malaysia Bhd	6,658	$113,516
Nestle SA	145,582	10,762,646
NH Foods Limited	15,000	399,751
Nichirei Corporation	11,100	258,567
Nippon Flour Mills Company Limited	6,000	90,899
Nippon Suisan Kaisha Limited	27,300	138,025
Nisshin Seifun Group Incorporated	20,200	303,688
Nissin Food Products Company Limited	7,100	397,517
Nong Shim Company Limited	600	167,146
Orion Corporation	359	226,687
Orkla ASA	38,608	339,636
Ottogi Corporation	240	158,762
Pioneer Foods Group Limited	24,340	303,826
Post Holdings Incorporated †	36,789	3,011,915
PPB Group Bhd	79,362	295,641
PT Astra Agro Lestari Tbk	57,888	64,894
PT Charoen Pokphand Indonesia Tbk	1,080,000	251,050
PT Indofood CBP Sukses Makmur Tbk	507,000	316,495
PT Indofood Sukses Makmur Tbk	656,424	399,928
Qinqin Foodstuffs Group Cayman Company Limited †	33,000	11,265
Riken Vitamin Company Limited	1,300	50,336
Sakata Seed Corporation	2,600	73,248
Samyang Holdings Corporation	678	67,455
Saputo Incorporated	10,108	347,106
Showa Sangyo Company Limited	13,000	70,702
Snyders Lance Incorporated	45,000	1,781,100
Standard Foods Corporation	58,122	145,667
Suedzucker AG	3,825	97,658
Tate & Lyle plc	29,147	269,083
Thai Union Group PCL	650,376	378,239
The Hain Celestial Group Incorporated †	58,666	2,075,603
The J.M. Smucker Company	28,700	4,067,651
The Kraft Heinz Company	30,423	2,784,009
The Nisshin Oillio Group Limited	14,000	72,900
The WhiteWave Foods Company †	52,207	2,875,562
Tiger Brands Limited	25,477	811,846
Tingyi Holding Corporation	328,000	367,595
Toyo Suisan Kaisha Limited	7,700	282,380
TreeHouse Foods Incorporated †	32,123	2,733,025
Ulker Biskuvi Sanayi AS	53,667	272,383
Uni-President Enterprises Corporation	670,848	1,192,192
United Plantations Bhd	11,318	69,030
Universal Robina Corporation	157,210	500,918
Viscofan SA	2,648	138,651
Vitasoy International Holdings Limited	66,000	130,080
Want Want China Holdings Limited	1,060,000	682,735
WH Group Limited 144A	1,253,264	979,958
Wilmar International Limited	278,118	722,384
Yakult Honsha Company Limited	11,600	632,943
Yamazaki Baking Company Limited	13,800	276,749

		98,091,707

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	21

Security name	Shares	Value

Household Products: 0.64%
Colgate-Palmolive Company	45,316	$3,307,162
Earth Chemical Company Limited	1,500	71,298
Energizer Holdings Incorporated	32,476	1,781,633
Henkel AG & Company KGaA	5,400	582,087
Hindustan Unilever Limited	99,784	1,295,033
Kimberly-Clark Corporation	18,316	2,427,786
Kimberly-Clark de Mexico SAB de CV Class A	280,100	529,069
Lion Corporation	23,000	397,169
Pigeon Corporation	8,600	252,997
PT Unilever Indonesia Tbk	160,000	505,999
PZ Cussons plc	18,597	73,659
Reckitt Benckiser Group plc	31,353	2,844,299
Spectrum Brands Holdings Incorporated «	13,810	1,874,293
Svenska Cellulosa AB Class A	1,549	48,495
Svenska Cellulosa AB Class B	29,828	916,656
The Procter & Gamble Company	133,668	12,173,145
Unicharm Corporation	31,900	716,966

		29,797,746

Personal Products: 0.51%
Amorepacific Corporation	2,320	617,572
Amorepacific Group	3,116	358,240
Avon Products Incorporated †	230,200	1,012,880
Beiersdorf AG	4,597	419,410
Blackmores Limited	1,269	99,727
Ci:Z Holdings Company Limited	2,600	76,256
Colgate-Palmolive Company India Limited	9,053	122,154
Cosmax Incorporated	791	100,383
Dabur India Limited	87,259	362,147
Edgewell Personal Care Company †	30,464	2,249,462
Emami Limited	6,650	103,699
Euglena Company Limited †«	7,100	76,533
FANCL Corporation	3,400	50,147
Godrej Consumer Products Limited	17,607	435,143
Hengan International Group Company Limited	103,000	879,684
Kao Corporation	37,100	1,915,680
Kobayashi Pharmaceutical Company Limited	4,100	189,773
Korea Kolmar Company Limited	2,858	193,861
Kose Corporation	2,300	196,947
L’Oreal SA	11,497	2,138,184
LG Household & Health Care Limited H Shares	689	534,992
Mandom Corporation	1,400	65,922
Marico Limited	93,327	393,346
Milbon Company Limited	1,300	63,990
NU Skin Enterprises Incorporated Class A	29,000	1,436,660
Oriflame Holding AG	1,946	79,314
Pola Orbis Holdings Incorporated	1,600	152,815
Procter & Gamble Hygiene & Healthcare Limited	1,553	165,084
Shiseido Company Limited	28,900	760,154
The Estee Lauder Companies Incorporated Class A	20,820	1,724,937

22	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Personal Products (continued)
Unilever NV	80,212	$3,791,229
Unilever plc	60,038	2,845,085

		23,611,410

Tobacco: 0.63%
Altria Group Incorporated	97,369	7,294,885
British American Tobacco Malaysia Bhd	18,908	206,540
British American Tobacco plc	87,214	5,497,551
Eastern Company	3,544	45,123
Imperial Tobacco Group plc	45,070	2,121,240
ITC Limited	406,230	1,596,455
Japan Tobacco Incorporated	81,000	2,708,772
KT&G Corporation	9,557	866,321
Philip Morris International Incorporated	77,443	8,468,392
PT Gudang Garam Tbk	70,500	348,112
PT Hanjaya Mandala Sampoerna Tbk	462,000	134,069
Swedish Match AB	8,829	275,044

		29,562,504

Energy: 5.68%

Energy Equipment & Services: 0.96%
Amec Foster Wheeler plc	20,912	114,044
Amec Foster Wheeler plc ADR «	2,790	14,954
Baker Hughes Incorporated	39,600	2,387,088
Bumi Armada Bhd	226,767	37,028
Calfrac Well Services Limited †	2,618	7,332
CGG SA †«	1,356	12,383
Core Laboratories NV «	24,984	2,858,669
Diamond Offshore Drilling Incorporated †«	33,900	570,876
Dril-Quip Incorporated †	21,310	1,307,369
Enerflex Limited	2,643	34,485
Ensco plc Class A	159,456	1,553,101
Ensign Energy Services Incorporated	7,878	47,095
Ezra Holdings Limited †	249,000	3,376
Fugro NV †	4,846	77,187
Helmerich & Payne Incorporated «	26,700	1,825,479
Hunting plc	8,748	57,477
John Wood Group plc	20,121	188,627
KNM Group Bhd †	9	1
Modec Incorporated	2,000	43,046
Mullen Group Limited	4,200	52,808
Nabors Industries Limited	149,100	2,182,824
National Oilwell Varco Incorporated	93,100	3,763,102
Noble Corporation plc «	127,951	854,713
Oceaneering International Incorporated	55,568	1,573,686
Oil States International Incorporated †	27,000	993,600
Pason Systems Incorporated	7,045	95,952
Petrofac Limited	16,693	184,661
Petroleum Geo-Services ASA †	15,432	43,350

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	23

Security name	Shares	Value

Energy Equipment & Services (continued)
Precision Drilling Corporation †	13,512	$69,076
Prosafe ASA †	172	796
Rowan Companies plc Class A †	65,987	1,195,684
Saipem SpA †	308,289	140,798
Sapurakencana Petroleum Bhd †	426,717	182,604
SBM Offshore NV	11,866	182,466
Schlumberger Limited	127,755	10,266,392
Schoeller-Bleckmann Oilfield Equipment AG	1,214	89,513
Seadrill Limited ADR †«	22,288	38,283
Shawcor Limited Class A	3,028	80,704
Shinko Plantech Company Limited	5,000	41,301
Subsea 7 SA †	12,098	171,004
TechnipFMC plc †	55,600	1,796,992
TechnipFMC plc -BATS Exchange †	11,432	368,721
Tecnicas Reunidas SA	1,431	55,486
Tenaris SA	22,090	363,435
TGS Nopec Geophysical Company ASA	7,069	155,150
Transocean Limited †«	204,784	2,830,115
Trican Well Service Limited †	10,745	39,802
Trinidad Drilling Limited †	4,900	9,887
U.S. Silica Holdings Incorporated	40,642	2,055,266
Vallourec SA †	20,265	111,187
Weatherford International plc †«	556,258	3,148,420
WorleyParsons Limited †	24,148	197,177

		44,474,572

Oil, Gas & Consumable Fuels: 4.72%
Advantage Oil & Gas Limited †	5,622	33,862
AET&D Holdings No.1 Limited (a)	20,314	0
Afren plc †«(a)	100,824	0
Altagas Limited	7,248	169,167
Antero Resources Corporation †	44,095	1,057,398
Apache Corporation	19,400	1,020,246
ARC Resources Limited	19,540	291,290
Athabasca Oil Corporation †	18,594	23,379
Australian Worldwide Exploration Limited †	51,440	18,931
Banpu PCL	187,500	105,284
Bayan Resources Group †	170,500	83,102
Baytex Energy Corporation †	7,449	27,088
Beach Petroleum Limited	167,950	90,781
Bharat Petroleum Corporation Limited	69,092	693,884
Birchcliff Energy Limited †	3,022	16,291
Bonavista Energy Corporation	11,045	31,184
BP plc	883,430	4,971,835
Brightoil Petroleum Holdings Limited †	339,000	111,793
Cabot Oil & Gas Corporation	137,054	3,001,483
Cairn Energy plc †	31,922	88,054
Cairn India Limited	90,567	385,650
Caltex Australia Limited	19,466	419,978
Cameco Corporation	24,600	272,263

24	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Limited	51,754	$1,484,197
Carrizo Oil & Gas Incorporated †	34,700	1,129,485
Cenovus Energy Incorporated	38,971	492,932
Cheniere Energy Incorporated †	69,233	3,326,646
Chesapeake Energy Corporation †«	392,132	2,137,119
Chevron Corporation	94,316	10,610,550
China Petroleum & Chemical Corporation H Shares	3,563,600	2,763,513
China Shenhua Energy Company Limited H Shares	568,000	1,188,257
Cimarex Energy Company	28,000	3,520,160
CNOOC Limited	2,246,000	2,656,002
Coal India Limited	164,757	794,908
Concho Resources Incorporated †	42,136	5,580,913
Connacher Oil and Gas Limited †(a)	28	3
ConocoPhillips	63,156	3,004,331
CONSOL Energy Incorporated	92,900	1,446,453
Continental Resources Incorporated †«	25,375	1,146,950
Corridor Resources Incorporated †	863	299
Cosmo Energy Holdings Company Limited	6,100	104,630
Crescent Point Energy Corporation	25,303	278,329
Crew Energy Incorporated †	5,139	21,126
Delek Group Limited	206	49,149
Devon Energy Corporation	26,700	1,157,712
Diamondback Energy Incorporated †	49,095	4,951,722
Ecopetrol SA Sponsored ADR †«	41,712	376,242
Empresas Copec SA	84,755	881,237
Enagas SA	10,609	260,693
Enbridge Income Fund Holdings Incorporated	3,400	87,419
Enbridge Incorporated	35,177	1,472,158
Enbridge Incorporated - Toronto Exchange	43,900	1,847,621
Encana Corporation	46,534	515,721
Energy Absolute PCL Class A	337,800	241,939
Enerplus Corporation	13,347	117,774
Eni SpA	125,801	1,935,131
EOG Resources Incorporated	52,871	5,127,958
EQT Corporation	50,900	3,048,401
Exxon Mobil Corporation	208,252	16,935,053
Formosa Petrochemical Corporation	307,986	1,072,615
Galp Energia SGPS SA	22,603	332,604
Gazprom ADR	843,408	3,762,021
Gibson Energy Incorporated	7,558	105,785
Golar LNG Limited (a)	1,833	50,100
Gran Tierra Energy Incorporated †	15,505	41,325
Grupa Lotos SA †	9,597	114,792
GS Holdings Corporation	5,452	267,598
Gulfport Energy Corporation †	84,800	1,470,432
Hess Corporation	65,700	3,379,608
Hindustan Petroleum Corporation Limited	49,073	395,526
HollyFrontier Corporation	92,482	2,707,873
Husky Energy Incorporated †	17,970	213,768
Idemitsu Kosan Company Limited	8,500	273,888

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	25

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Igas Energy plc †	1,837	$196
Imperial Oil Limited	11,900	371,729
Indian Oil Corporation Limited	138,317	798,261
Inpex Holdings Incorporated	78,300	777,808
Inter Pipeline Limited	18,773	393,637
IRPC PCL	1,358,121	192,986
Itochu Enex Company Limited	4,000	33,682
Ivanhoe Energy Incorporated †(a)	426	0
Japan Petroleum Exploration Company	3,600	86,840
JX Holdings Incorporated	180,500	859,723
Karoon Gas Australia Limited †	20,535	26,135
Keyera Corporation	9,248	272,315
Kinder Morgan Incorporated	97,924	2,086,760
Koninklijke Vopak NV	4,016	169,820
Kunlun Energy Company Limited	474,000	412,153
Lukoil PJSC ADR	60,605	3,212,065
Lundin Petroleum AB †	9,235	189,271
Marathon Oil Corporation	208,761	3,340,176
Marathon Petroleum Corporation	26,922	1,335,331
MEG Energy Corporation †	8,000	42,765
Mitsuuroko Holdings Company Limited	6,600	44,237
MOL Hungarian Oil & Gas plc	8,729	598,636
Motor Oil (Hellas) Corinth Refineries SA	11,904	184,122
Murphy Oil Corporation	85,100	2,407,479
Neste Oil Oyj	5,997	208,894
New Hope Corporation Limited	22,287	29,220
Niko Resource Limited †	3,137	236
Nippon Gas Company Limited	3,000	88,923
Noble Energy Incorporated	105,700	3,848,537
NovaTek OAO	882	113,804
NovaTek OAO Sponsored GDR	8,451	1,094,405
NuVista Energy Limited †	2,605	11,513
Oasis Petroleum Incorporated †	134,035	1,897,936
Occidental Petroleum Corporation	38,985	2,555,467
Oil & Natural Gas Corporation Limited	376,522	1,092,284
Oil India Limited	20,821	102,078
Oil Search Limited	87,298	467,181
OMV AG	6,583	251,483
ONEOK Incorporated	51,900	2,805,195
Ophir Energy plc †	33,399	38,024
Origin Energy Limited	130,141	654,551
PA Resources AB †(a)	1,136	0
Paramount Resources Limited Class A	2,500	32,808
Parex Resources Incorporated †	8,823	105,089
Parkland Fuel Corporation	5,000	99,759
Parsley Energy Incorporated Class A †	87,579	2,661,526
Paz Oil Company Limited	114	18,435
PBF Energy Incorporated Class A «	59,149	1,448,559
Pembina Pipeline Corporation	18,455	596,362
Pengrowth Energy Corporation †	28,115	33,022

26	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Penn West Petroleum Limited †	27,870	$46,373
PetroChina Company Limited H Shares	2,948,000	2,244,352
Petroleo Brasileiro SA †	415,915	2,133,720
Petronas Dagangan Bhd	41,945	231,453
Petronet LNG Limited	24,964	152,137
Peyto Exploration & Development Corporation	8,713	178,301
Phillips 66 Company	22,582	1,765,687
Pioneer Natural Resources Company	15,900	2,956,923
Polish Oil & Gas	393,388	604,743
Polski Koncern Naftowy Orlen SA	49,286	1,141,943
PrairieSky Royalty Limited	10,407	243,368
Premier Oil plc †	41,007	35,364
PT Adaro Energy Tbk	2,661,500	338,276
PTT Exploration & Production PCL	256,871	684,391
PTT PCL	119,700	1,361,416
Raging River Exploration Incorporated †	12,308	83,307
Range Resources Corporation	55,345	1,528,629
Reliance Industries Limited	208,262	3,864,562
Reliance Industries Limited GDR 144A	1,324	48,856
Repsol YPF SA	64,989	963,890
Rice Energy Incorporated †	90,754	1,692,562
Rosneft Oil Company OJSC Sponsored GDR	42,399	240,402
Rosneft OJSC GDR	120,478	682,628
Royal Dutch Shell plc Class A - Amsterdam Exchange	39,931	1,031,344
Royal Dutch Shell plc Class A - London Exchange	164,489	4,244,389
Royal Dutch Shell plc Class B	175,208	4,725,339
S-Oil Corporation	3,013	230,222
Santos Limited	151,485	441,346
Semgroup Corporation Class A	27,817	977,768
Semirara Mining and Power Corporation	66,132	187,406
Seven Generations Energy Limited Class A †	11,032	204,410
Showa Shell Sekiyu KK	14,400	145,096
SK Innovation Company Limited	4,553	622,099
SM Energy Company	54,600	1,345,890
Snam SpA	112,991	450,082
Southwestern Energy Company †	144,617	1,086,074
Spyglass Resources Corporation †(a)	2,042	0
Statoil ASA	49,814	881,779
Storm Resources Limited †	181	566
Suncor Energy Incorporated	77,919	2,425,802
Surgutneftegas SP ADR	125,989	634,985
Targa Resources Corporation	93,196	5,265,574
Tatneft ADR	35,513	1,245,796
Tesoro Corporation	28,800	2,453,472
Thai Oil PCL	110,700	238,649
The Williams Companies Incorporated	34,900	989,066
TonenGeneral Sekiyu KK	22,000	263,385
Total SA	118,278	5,895,537
Touchstone Exploration Incorporated †	2,067	226
Tourmaline Oil Corporation †	8,628	190,983

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada Corporation	40,400	$1,857,268
Tullow Oil plc †	56,515	188,220
Tupras Turkiye Petrol Rafinerileri AS	16,644	389,447
Ultrapar Participacoes SA	47,730	1,003,389
United Tractors	232,880	430,451
Valero Energy Corporation	23,066	1,567,335
Veresen Incorporated	27,157	276,436
Vermilion Energy Incorporated	6,294	239,354
Washington H. Soul Pattinson & Company Limited	10,179	125,258
Western Refining Incorporated	41,600	1,519,232
Whitecap Resources Incorporated	15,414	126,148
Whitehaven Coal Limited †	74,761	165,653
Whiting Petroleum Corporation †	161,285	1,749,942
Woodside Petroleum Limited	54,074	1,299,311
World Fuel Services Corporation	39,989	1,446,402
WPX Energy Incorporated †	181,202	2,337,506
Yanchang Petroleum International Limited †	180,000	4,869

		220,011,818

Financials: 16.52%

Banks: 8.34%
Abu Dhabi Commercial Bank PJSC	453,031	874,606
Affin Holdings Bhd	62,404	34,997
Agricultural Bank of China Limited H Shares	3,693,000	1,703,093
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	362,259	865,057
Alior Bank SA †	11,904	191,546
Alliance Financial Group Bhd	64,382	55,247
Alpha Bank AE †	134,288	243,273
AMMB Holdings Bhd	123,903	129,205
Aozora Bank Limited	89,000	333,517
Associated Banc-Corp	77,905	2,006,054
Australia & New Zealand Banking Group Limited	218,878	5,185,446
Axis Bank Limited	222,101	1,686,594
Banca Carige SpA †	219	64
Banca Monte dei Paschi di Sien †«(a)	2,247	35,898
Banca Popolare dell’Emilia Romagna Scarl	25,568	116,744
Banca Popolare dell’Etruria e del Lazio †(a)	258	0
Banca Popolare di Sondrio Scarl	17,899	56,925
Banco Bilbao Vizcaya Argentaria SA	307,177	2,010,464
Banco BPM SpA	76,225	190,253
Banco Bradesco SA	68,031	713,549
Banco Comercial Portugues SA †	482,320	77,003
Banco de Brasil SA	130,758	1,391,221
Banco de Chile	3,917,175	476,081
Banco de Credito e Inversiones	7,543	408,206
Banco de Sabade SA	287,539	422,811
Banco Popular Espanol SA «	196,663	174,384
Banco Santander Brasil SA	35,951	397,067

28	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Banks (continued)
Banco Santander Central Hispano SA	624,676	$3,410,821
Banco Santander Central Hispano SA ADR «	57,465	310,886
Banco Santander Chile SA	8,688,331	476,602
Bancolombia SA ADR	23,800	888,930
BancorpSouth Incorporated	44,836	1,389,916
Bangkok Bank PCL	20,500	113,349
Bangkok Bank PCL - Non-voting	43,500	221,204
Bank Handlowy w Warszawie SA	5,746	111,439
Bank Hapoalim Limited	49,796	307,037
Bank Leumi Le-Israel †	66,968	293,548
Bank Millennium SA †	62,180	104,305
Bank of America Corporation	504,745	12,457,107
Bank of Ayudhya PCL	310,700	344,921
Bank of Baroda	54,302	134,537
Bank of China Limited H Shares	10,631,100	5,382,038
Bank of Communications Limited H Shares	3,081,350	2,457,014
Bank of Hawaii Corporation	22,417	1,893,340
Bank of Ireland †	1,301,960	308,962
Bank of Montreal «	30,235	2,294,373
Bank of Queensland Limited	28,908	262,641
Bank of the Ozarks Incorporated	47,800	2,616,094
Bank of the Philippine Islands	219,576	411,035
Bank of the Ryukyus Limited	5,000	73,123
Bank Pekao SA	18,326	630,827
Bank Zachodni WBK SA	4,173	360,319
Bankia SA	209,989	207,557
Bankinter SA	26,280	202,655
BankUnited Incorporated	54,783	2,171,050
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	161	110,128
Barclays Africa Group Limited	59,674	691,249
Barclays plc	729,877	2,051,338
BDO Unibank Incorporated	270,609	622,430
Bendigo Bank Limited	35,273	330,475
Berner Kantonalbank AG	428	81,181
BNK Financial Group Incorporated	34,246	262,883
BNP Paribas SA	52,393	3,059,997
BOC Hong Kong Holdings Limited	268,500	1,061,839
BOK Financial Corporation	11,062	912,173
Branch Banking & Trust Corporation	41,427	1,997,610
CaixaBank SA	144,814	505,966
Canadian Imperial Bank of Commerce	18,600	1,632,997
Canadian Western Bank «	5,439	120,434
Canara Bank †	8,750	38,761
Capitec Bank Holdings Limited	10,015	553,526
Cathay General Bancorp	39,009	1,532,274
Chang Hwa Commercial Bank	814,261	486,328
Chiba Bank Limited	63,000	440,207
China CITIC Bank H Shares	1,675,000	1,150,053
China Construction Bank H Shares	12,717,990	10,468,762
China Development Financial Holding Corporation	1,966,942	518,568

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	29

Security name	Shares	Value

Banks (continued)
China Merchants Bank Company Limited H Shares	510,522	$1,358,034
China Minsheng Banking Corporation Limited H Shares	1,043,280	1,190,723
Chong Hing Bank Limited	3,771	7,763
CIMB Group Holdings Bhd	529,843	593,090
CIT Group Incorporated	49,842	2,138,222
Citigroup Incorporated	142,330	8,512,757
Citizens Financial Group Incorporated	123,045	4,598,192
Comerica Incorporated	42,409	3,022,914
Commerce Bancshares Incorporated	45,920	2,710,198
Commercial International Bank	129,524	587,437
Commerzbank AG	49,210	375,410
Commonwealth Bank of Australia	128,582	8,115,421
Concordia Financial Group Limited	99,000	526,790
Credicorp Limited	11,178	1,840,122
Credit Agricole SA	56,508	682,156
Credito Valtellinese SpA	650	2,347
CTBC Financial Holding Company Limited	2,724,256	1,627,096
Cullen Frost Bankers Incorporated	29,453	2,723,519
CYBG plc †	30,832	100,229
Dah Sing Banking Group Limited	24,501	47,721
Dah Sing Financial Holdings Limited	11,195	82,489
Danske Bank AS	35,893	1,197,993
DBS Group Holdings Limited	132,559	1,771,678
DGB Financial Group Incorporated	22,708	208,855
DNB Nor ASA	43,430	712,307
E.SUN Financial Holding Company Limited	1,224,557	743,339
East West Bancorp Incorporated	75,820	4,103,378
EnTie Commercial Bank	159,108	72,243
Erste Bank Der Oesterreichischen Sparkassen AG	14,275	415,276
Eurobank Ergasias SA †	16,582	11,067
Far Eastern International Bank	441,263	134,288
Fifth Third Bancorp	181,600	4,983,104
First Financial Bankshares Incorporated «	34,800	1,531,200
First Financial Holding Company Limited	1,700,916	1,004,821
First Gulf Bank PJSC	204,123	758,687
First Horizon National Corporation	122,720	2,447,037
First Republic Bank	37,876	3,553,905
FNB Corporation PA	109,816	1,709,835
Fukuoka Financial Group Incorporated	65,000	303,173
Fulton Financial Corporation	91,140	1,743,053
Glacier Bancorp Incorporated	40,218	1,484,849
Grupo Financiero Banorte SAB de CV	341,000	1,696,896
Grupo Financiero Inbursa SAB de CV	277,864	398,440
Grupo Financiero Santander SA de CV Class B	363,879	545,325
Hana Financial Group Incorporated	21,751	678,066
Hancock Holding Company	43,732	2,075,083
Hang Seng Bank Limited	54,200	1,111,523
HDFC Bank Limited	155,585	3,241,648
HDFC Bank Limited ADR	2,973	213,134
Hokuhoku Financial Group Incorporated	9,700	170,092

30	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Banks (continued)
Hong Leong Bank Bhd	75,501	$230,924
Hong Leong Financial Group Bhd	50,001	169,598
HSBC Holdings plc	932,065	7,477,116
Hua Nan Financial Holdings Company Limited Class C	1,332,049	732,717
Huishang Bank H Shares	158,674	82,169
Huntington Bancshares Incorporated	267,359	3,780,456
IBERIABANK Corporation	23,300	1,974,675
ICICI Bank Limited	370,519	1,534,695
ICICI Bank Limited ADR	13,940	114,308
IDFC Bank Limited	162,445	152,173
Indusind Bank Limited	39,684	780,728
Industrial & Commercial Bank of China Limited H Shares	10,913,442	7,155,756
Industrial Bank of Korea	16,201	176,947
ING Bank Slaski SA	4,902	221,248
ING Groep NV	180,454	2,488,115
International Bancshares Corporation	30,540	1,162,047
Intesa Sanpaolo RSP	57,240	127,344
Intesa Sanpaolo SpA	667,131	1,554,868
Israel Discount Bank Limited Class A †	46,444	102,812
Itau CorpBanca	23,598,284	190,164
Itau Unibanco Holding SA	47,198	531,148
Itausa Investimentos Itau SA	42,635	133,209
Japan Post Bank Company Limited	30,800	386,011
Jimoto Holdings Incorporated	22,600	39,227
JPMorgan Chase & Company	179,693	16,283,780
Jyske Bank AS	4,783	246,278
Kansai Urban Banking Corporation	5,000	68,272
Kasikornbank PCL	259,300	1,415,154
KB Financial Group Incorporated	30,240	1,254,261
KBC Groep NV	15,799	966,420
KeyCorp	259,739	4,875,301
Kiatnakin Finance PCL	4,000	7,535
King’s Town Bank Company Limited	141,147	131,391
Komercni Banka AS	10,311	370,746
Kotak Mahindra Bank Limited	102,713	1,234,827
Krung Thai Bank PCL ADR	619,125	347,649
Kwangju Bank	3,465	31,869
Kyushu Financial Group Incorporated	34,936	239,136
Laurentian Bank of Canada	1,261	54,496
Lloyds Banking Group plc	2,961,482	2,523,455
Luzerner Kantonalbank AG	201	83,704
M&T Bank Corporation	37,240	6,217,963
Malayan Banking Bhd	670,604	1,298,918
Masraf Al Rayan	66,680	734,317
mBank SA †	2,065	201,235
Mebuki Financial Group Incorporated	72,800	320,762
Mediobanca SpA	29,345	235,181
Mega Financial Holding Company Limited	1,519,997	1,182,415
Metro Bank plc †	4,183	177,566
Metropolitan Bank & Trust Company	172,541	278,320

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	31

Security name	Shares	Value

Banks (continued)
Mitsubishi UFJ Financial Group Incorporated	1,024,770	$6,735,415
Mizrahi Tefahot Bank Limited	5,496	91,776
Mizuho Financial Group Incorporated	1,836,100	3,427,212
National Australia Bank Limited	199,013	4,881,139
National Bank of Abu Dhabi PJSC	236,317	675,651
National Bank of Canada	15,800	674,254
National Bank of Greece SA †	401,502	102,084
Natixis	42,278	230,710
Nedbank Group Limited	29,789	556,379
Nishi-Nippon Financial Holdings Incorporated †	11,500	124,576
Nordea Bank AB	149,203	1,748,795
North Pacific Bank Limited	30,400	126,097
OTP Bank plc	33,162	963,281
Oversea-Chinese Banking Corporation Limited	277,831	1,875,468
People’s United Financial Incorporated	163,841	3,145,747
Piraeus Bank SA †	2,860	554
PKO Bank Polski SA †	138,040	1,129,948
PNC Financial Services Group Incorporated	24,802	3,155,558
PrivateBancorp Incorporated	45,200	2,558,320
PT Bank Central Asia Tbk	1,825,500	2,114,875
PT Bank Danamon Indonesia Tbk	519,234	192,727
PT Bank Mandiri Persero Tbk	1,493,712	1,265,668
PT Bank Negara Indonesia Persero Tbk	1,042,000	488,340
PT Bank Pan Indonesia Tbk †	334,500	22,323
PT Bank Rakyat Indonesia Tbk	1,697,500	1,521,080
Public Bank Bhd	341,701	1,536,115
Punjab National Bank †	58,273	123,501
Qatar National Bank	32,260	1,337,780
Raiffeisen Bank International AG †	2,555	56,734
Regions Financial Corporation	295,912	4,518,576
Resona Holdings Incorporated	159,700	891,289
RHB Capital Bhd	171,889	187,375
Royal Bank of Canada	69,500	5,048,457
Royal Bank of Scotland Group plc †	153,231	452,145
Sberbank of Russia ADR	333,367	3,637,034
Sberbank Sponsored ADR	43,628	477,727
Senshu Ikeda Holdings Incorporated	20,680	93,511
Seven Bank Limited	54,300	168,683
Shinhan Financial Group Company Limited	35,881	1,481,886
Shinsei Bank Limited	164,000	299,257
Shizuoka Bank Limited	47,000	412,497
Signature Bank †	15,800	2,488,658
Sinopac Financial Holdings Company Limited	2,138,747	650,879
Skandinaviska Enskilda Banken AB Class A	80,193	917,725
Sociedad Matriz Banco de Chile Class B	723,941	251,488
Societe Generale SA	35,029	1,555,268
St. Galler Kantonalbank Class A	139	58,404
Standard Bank Group Limited	180,900	1,974,972
Standard Chartered plc †	128,624	1,152,973
State Bank of India	193,151	779,335

32	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Banks (continued)
State Bank of India Limited GDR 144A	2,376	$95,040
Sumitomo Mitsui Financial Group Incorporated	102,284	3,985,020
Sumitomo Mitsui Trust Holdings Incorporated	28,700	1,029,261
SunTrust Banks Incorporated	25,000	1,487,250
Suruga Bank Limited	17,700	392,301
SVB Financial Group †	15,346	2,929,398
Svenska Handelsbanken AB Class A	70,867	986,074
Swedbank AB Class A	48,188	1,189,939
Sydbank AS	3,379	116,922
Synovus Financial Corporation	64,335	2,716,224
Taishin Financial Holdings Company Limited	1,601,878	633,483
Taiwan Business Bank	589,024	161,235
Taiwan Cooperative Financial Holdings	1,157,147	551,767
TCF Financial Corporation	89,998	1,565,965
Texas Capital Bancshares Incorporated †	27,800	2,478,370
Thanachart Capital PCL	10,216	14,195
The 77 Bank Limited	28,000	131,844
The Aichi Bank Limited - Tokai	700	43,865
The Akita Bank Limited - Akita	17,000	54,172
The Aomori Bank Limited	18,000	62,166
The Awa Bank Limited	17,000	119,391
The Bank of East Asia Limited	100,886	417,169
The Bank of Iwate Limited	1,700	72,331
The Bank of Kyoto Limited	28,000	228,048
The Bank of Nagoya Limited	1,700	63,933
The Bank of Nova Scotia	56,505	3,277,477
The Bank of Okinawa Limited	2,200	83,813
The Bank of Saga Limited	17,000	47,666
The Chiba Kogyo Bank Limited	3,100	17,550
The Chugoku Bank Limited	15,100	240,858
The Daisan Bank Limited	1,800	28,007
The Daishi Bank Limited	25,000	113,045
The Ehime Bank Limited	3,600	44,445
The Eighteenth Bank Limited	16,000	52,125
The Fukui Bank Limited	21,000	50,470
The Gunma Bank Limited	32,900	190,937
The Hachijuni Bank Limited	38,500	243,313
The Hiroshima Bank Limited	47,000	222,146
The Hokkoku Bank Limited	21,000	86,172
The Hokuetsu Bank Limited	2,200	53,049
The Hyakugo Bank Limited	24,000	100,832
The Hyakujushi Bank Limited	30,000	107,348
The Iyo Bank Limited	23,800	175,410
The Juroku Bank Limited	34,000	120,450
The Kanto Tsukuba Bank Limited	10,300	31,539
The Keiyo Bank Limited	19,000	87,605
The Kiyo Bank Limited	5,100	84,754
The Michinoku Bank Limited	18,000	30,442
The Minato Bank Limited	3,700	76,177
The Miyazaki Bank Limited	22,000	72,455

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	33

Security name	Shares	Value

Banks (continued)
The Musashino Bank Limited	3,200	$103,111
The Nanto Bank Limited	2,600	105,069
The Ogaki Kyoritsu Bank Limited	34,000	111,371
The Oita Bank Limited	15,000	59,549
The San-in Godo Bank Limited	11,500	102,977
The Shiga Bank	20,000	110,196
The Shikoku Bank Limited	27,000	74,022
The Shimizu Bank Limited	700	23,210
The Siam Commercial Bank PCL	218,200	959,554
The Tochigi Bank Limited	9,400	47,525
The Toho Bank Limited	24,000	91,219
The Toronto-Dominion Bank	86,862	4,477,166
The Towa Bank Limited	38,000	40,251
The Yamagata Bank Limited	15,000	64,088
The Yamanashi Chou Bank Limited	17,000	80,502
Tisco Financial Group PCL	4,520	8,870
TMB Bank PCL	3,955,765	276,520
Tokyo TY Financial Group Incorporated	2,200	74,903
Tomony Holdings Incorporated	13,800	78,124
Trustmark Corporation	35,567	1,175,134
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	307,631	728,691
Turkiye Halk Bankasi AS	150,024	464,612
Turkiye Is Bankasi Class C	195,320	339,748
Turkiye Vakiflar Bankasi Tao	145,033	211,227
Umpqua Holdings Corporation	115,831	2,178,781
UniCredit SpA	97,780	1,310,389
Unione di Banche SpA «	53,905	168,465
United Bankshares Incorporated «	43,193	1,932,887
United Overseas Bank Limited	106,179	1,628,977
US Bancorp	81,478	4,481,290
Valiant Holding AG	1,168	122,341
Valley National Bancorp	133,849	1,655,712
VTB Bank OJSC	353,096	790,582
Webster Financial Corporation	48,241	2,649,878
Wells Fargo & Company (l)	225,784	13,068,378
Western Alliance Bancorp †	53,600	2,767,904
Westpac Banking Corporation «	250,483	6,471,928
Woori Bank	30,663	360,661
Yamaguchi Financial Group	19,000	219,182
Yapi Ve Kredi Bankasi AS †	121,679	128,731
Yes Bank Limited	37,809	823,234
Zions Bancorporation	50,200	2,253,980

		388,531,078

Capital Markets: 2.33%
3i Group plc	45,433	388,146
Aberdeen Asset Management plc	44,678	153,288
Affiliated Managers Group Incorporated	16,186	2,718,115
Ameriprise Financial Incorporated	38,000	4,997,000

34	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Capital Markets (continued)
Ashmore Group plc	26,331	$116,315
ASX Limited	3,522	138,337
Azimut Holding SpA	5,966	100,178
Bank of New York Mellon Corporation	53,956	2,543,486
BlackRock Incorporated	11,374	4,406,970
BM&F Bovespa SA	253,619	1,550,573
Bolsas y Mercados Espanoles	4,485	139,691
Brait SE	49,589	278,311
Brewin Dolphin Holding plc	15,725	60,430
Brookfield Asset Management Incorporated Class A «	40,675	1,465,059
Canaccord Financial Incorporated †	3,364	13,930
Capital Securities Corporation	241,489	79,387
CBOE Holdings Incorporated	23,900	1,865,395
China Cinda Asset Management Company Limited H Shares	1,462,857	576,633
China Galaxy Securities Company Limited H Shares	470,600	461,331
China Huarong Asset Management Company Limited H Shares †	1,980,100	783,072
CI Financial Corporation	14,103	287,539
CITIC Securities Company Limited H Shares	309,000	660,758
Close Brothers Group plc	9,211	172,356
Credicorp Capital Peru SAA (a)	75	57
Credit Suisse Group AG	92,874	1,400,947
Daewoo Securities Company Limited	29,397	232,160
Daiwa Securities Group Incorporated	127,000	805,217
Deutsche Bank AG †	64,520	1,271,356
Donnelley Financial Solutions †	14,081	325,412
Dundee Corporation Class A †	2,583	9,510
E*TRADE Financial Corporation †	80,600	2,781,506
Egyptian Financial Group-Hermes Holding Company †	57,952	81,477
Euronext NV 144A	3,274	141,514
FactSet Research Systems Incorporated	11,741	2,088,724
Federated Investors Incorporated Class B	48,914	1,328,993
Financial Engines Incorporated «	30,223	1,338,879
Financiere de Tubize	1,902	124,606
Franklin Resources Incorporated	18,800	809,152
GAM Holding AG	7,498	82,867
GIMV NV	917	49,448
Grupo BTG Pactual	60,447	365,480
Haitong Securities Company Limited H Shares	530,800	972,314
Hargreaves Lansdown plc	16,003	265,095
Henderson Group plc	70,062	194,303
Hong Kong Exchanges & Clearing Limited	85,880	2,131,816
Ichiyoshi Securities Company Limited	4,900	38,469
IG Group Holdings plc	25,073	166,604
IGM Financial Incorporated	3,800	116,472
Intercontinental Exchange Incorporated	55,851	3,190,768
Intermediate Capital Group	20,966	184,711
Investec plc	31,135	223,497
IOOF Holdings Limited	26,608	176,463
IP Group plc †	35,026	69,105
JAFCO Company Limited	2,500	85,451

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	35

Security name	Shares	Value

Capital Markets (continued)
Janus Capital Group Incorporated	74,896	$948,183
Japan Exchange Group Incorporated	41,800	577,822
Julius Baer Group Limited	10,469	512,323
Jupiter Fund Management plc	30,636	159,396
Kabu.com Securities Company Limited	12,400	42,384
Kingston Financial Group Limited	338,000	149,779
Kiwoom Securities Company	1,198	81,685
Korea Investment Holdings Company Limited	6,015	252,143
Kyokuto Securities Company Limited	3,200	47,596
Lazard Limited Class A	68,263	2,939,405
Legg Mason Incorporated	47,300	1,784,156
London Stock Exchange Group plc	14,527	554,835
LPL Financial Holdings Incorporated	44,994	1,779,063
Macquarie Group Limited	25,398	1,687,305
Man Group plc	114,882	208,695
MarketAxess Holdings Incorporated	21,300	4,158,399
Marusan Securities Company Limited	5,300	45,478
Matsui Securities Company Limited	11,500	94,379
Mercantile Investment Company Limited †	5,857	741
Meritz Securities Company Limited	31,066	100,417
Monex Beans Holdings Incorporated	25,800	67,747
Moody’s Corporation	47,996	5,345,315
Morgan Stanley	73,600	3,361,312
NEX Group plc	20,424	147,244
NH Investment & Securities Company Class C	21,589	221,475
Nomura Holdings Incorporated	264,300	1,715,733
Northern Trust Corporation	51,200	4,472,320
Okasan Holdings Incorporated	15,000	99,337
Partners Group Holding AG	982	513,806
Perpetual Trustees Australia Limited	4,994	198,184
Pioneers Holding †	13,767	8,013
Platinum Asset Management Limited	28,969	115,495
Rathbone Brothers plc	3,971	111,458
Ratos AB Class B	14,439	67,135
Raymond James Financial Incorporated	37,207	2,922,982
Reinet Investments SCA	962	18,548
Samsung Securities Company Limited	3,223	94,488
SBI Holdings Incorporated	15,016	210,113
Schroders plc	5,286	201,562
Schroders plc - Non-Voting	2,902	80,481
SEI Investments Company	39,600	1,993,860
Singapore Exchange Limited	61,534	329,317
State Street Corporation	18,500	1,474,635
Stifel Financial Corporation †	37,570	2,027,277
T. Rowe Price Group Incorporated	71,700	5,105,757
The Charles Schwab Corporation	113,100	4,570,371
The Goldman Sachs Group Incorporated	18,900	4,688,334
The NASDAQ OMX Group Incorporated	28,100	1,998,191
Thomson Corporation	13,452	568,788
TMX Group Limited	1,356	71,649

36	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Capital Markets (continued)
Tokai Tokyo Securities Company Limited	21,300	$123,236
Tullett Prebon plc	11,391	69,118
UBS Group AG	179,199	2,760,202
UOB-Kay Hian Holdings Limited	35,838	34,779
Value Partners Group Limited	44,000	44,494
Vontobel Holdings AG	2,075	113,424
Waddell & Reed Financial Incorporated Class A	43,600	838,864
Waterland Financial Holdings	479,169	136,155
Yuanta Financial Holding Company Limited	1,627,216	688,522
Yuanta Securities Korea Company Limited †	4,743	13,926

		108,756,504

Consumer Finance: 0.45%
Acom Company Limited †	34,000	142,240
Aeon Financial Service Company Limited	9,000	174,160
Aiful Corporation †	27,600	84,757
Allied Properties (Hong Kong) Limited	197,208	46,489
Ally Financial Incorporated	116,229	2,613,990
American Express Company	39,200	3,138,352
Bajaj Finance Limited	29,048	482,488
Capital One Financial Corporation	24,600	2,308,956
Cembra Money Bank AG	1,750	142,007
Credit Saison Company Limited	12,026	228,113
Discover Financial Services	20,126	1,431,764
Hitachi Capital Corporation	4,400	113,735
Hong Leong Singapore Finance Limited	30,400	56,184
International Personal Finance plc	15,606	35,089
J Trust Company Limited	7,500	87,854
Jaccs Company Limited	15,000	66,358
LendingClub Corporation †«	181,099	967,069
Mahindra & Mahindra Financial Services Limited	34,427	150,492
Navient Corporation	159,443	2,457,017
Orient Corporation †	43,000	79,612
PRA Group Incorporated †	26,280	1,072,224
Provident Financial plc	7,977	289,029
Samsung Card Company Limited	2,346	87,865
Shriram Transport Finance Company Limited	19,270	268,376
SLM Corporation †	225,300	2,701,347
Sundaram Finance Limited	5,316	114,732
Synchrony Financial	39,999	1,449,564

		20,789,863

Diversified Financial Services: 0.76%
Ackermans & Van Haaren NV	1,050	145,164
AMP Limited	220,755	825,954
Ayala Corporation	45,792	718,592
Bajaj Auto Limited	3,704	114,625
Banca Mediolanum SpA	12,001	78,381
Berkshire Hathaway Incorporated Class B †	95,400	16,353,468

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	37

Security name	Shares	Value

Diversified Financial Services (continued)
Bursa Malaysia Bhd	39,348	$77,810
Chailease Holding Company Limited	182,798	392,090
Challenger Financial Services Group Limited	42,100	369,261
Corporation Financiera Alba	1,067	49,172
Deutsche Boerse AG	8,870	760,207
ECN Capital Corporation	16,004	42,655
Element Financial Corporation	16,004	169,535
Eurazeo	2,542	157,002
Exor NV	3,861	182,961
First Pacific Company Limited	155,650	114,288
FirstRand Limited	443,542	1,681,182
Fubon Financial Holding Company Limited	1,014,992	1,643,558
Fuyo General Lease Company Limited	2,200	105,158
G-Resources Group Limited	4,387,718	81,391
Goldin Financial Holdings Limited †	290,000	145,693
Groupe Bruxelles Lambert SA	3,774	319,894
GT Capital Holdings Incorporated	12,890	310,346
Haci Omer Sabanci Holding AS	239,062	661,525
Hankook Tire Worldwide Company Limited	2,394	43,402
IBJ Leasing Company Limited	4,300	96,721
Industrivarden AB Class A	12,000	253,650
Industrivarden AB Class C	9,029	178,748
Investor AB Class A	7,800	305,205
Investor AB Class B	21,307	845,048
Japan Securities Finance Company Limited	11,700	66,756
Kinnevik AB Class B	11,012	297,790
Legend Holdings Corporation H Shares	101,500	240,842
Lundbergforetagen AB Class B	1,706	110,658
Metro Pacific Investments Corporation	1,354,000	183,356
Mitsubishi UFJ Lease & Finance Company Limited	39,500	218,341
Onex Corporation	3,800	267,419
ORIX Corporation	97,400	1,515,034
Pargesa Holding SA	1,334	87,995
Power Finance Corporation Limited	112,747	229,824
PSG Group Limited	18,786	360,081
Remgro Limited	71,783	1,221,966
Ricoh Leasing Company Limited	1,500	49,268
RMB Holdings Limited	115,264	557,186
Rural Electrification Corporation Limited	91,732	209,879
SNS REAAL NV †«(a)	4,259	0
Sofina SA	769	104,279
Tokyo Century Corporation	4,000	135,120
Voya Financial Incorporated	47,966	1,977,638
Wendel	1,410	156,023
Zenkoku Hosho Company Limited	3,900	126,881

		35,339,022

Insurance: 4.02%
Admiral Group plc	13,168	298,686
Aegon NV	65,020	345,651

38	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Insurance (continued)
AFLAC Incorporated	20,800	$1,504,880
Ageas NV	9,624	365,412
AIA Group Limited	899,800	5,685,400
Alleghany Corporation †	4,500	2,906,100
Allianz AG	21,378	3,718,776
Allied World Assurance Company	45,734	2,415,670
American Financial Group Incorporated	17,948	1,688,189
American International Group Incorporated	49,745	3,179,700
AmTrust Financial Services Incorporated	56,500	1,299,500
Arch Capital Group Limited †	30,266	2,862,256
Arthur J. Gallagher & Company	43,864	2,498,055
Aspen Insurance Holdings Limited	31,724	1,778,130
Assicurazioni Generali SpA	63,360	907,510
Assurant Incorporated	14,099	1,395,801
Assured Guaranty Limited	68,584	2,819,488
Aviva plc	189,252	1,169,470
AXA SA	90,805	2,142,347
Axis Capital Holdings Limited	46,522	3,223,975
Bajaj Finserv Limited	5,298	310,815
Baloise Holding AG	2,339	304,383
BB Seguridade Participacoes SA	113,485	1,044,018
Beazley plc	30,588	164,725
Brown & Brown Incorporated	60,455	2,605,611
Cathay Financial Holding Company Limited	1,176,144	1,847,086
China Insurance International Holdings Company Limited †	274,000	641,683
China Life Insurance Company - Taiwan Exchange	584,960	574,041
China Life Insurance Company H Shares	1,040,000	3,168,404
China Pacific Insurance Group Company Limited H Shares	387,800	1,421,236
Chubb Limited	23,735	3,279,465
Cincinnati Financial Corporation	36,934	2,694,705
CNO Financial Group Incorporated	91,300	1,909,083
CNP Assurances	7,387	136,834
Dai-Ichi Mutual Life Insurance Company Limited	88,100	1,656,605
Delta Lloyd NV	20,180	114,590
Direct Line Insurance Group plc	64,320	274,152
Discovery Holdings Limited	59,978	562,401
Dongbu Insurance Company Limited	3,955	213,708
E-L Financial Corporation Limited	100	55,338
Endurance Specialty Holdings Limited	33,778	3,138,990
Erie Indemnity Company Class A	10,500	1,245,405
Euler Hermes SA	846	74,613
Everest Reinsurance Group Limited	10,043	2,361,511
Fairfax Financial Holdings Limited	1,100	495,257
First American Financial Corporation	57,779	2,257,426
FNF Group	67,025	2,569,068
Genworth Financial Incorporated Class A †	262,134	1,072,128
Gjensidige Forsikring ASA	8,888	138,989
Great Eastern Holdings Limited	6,600	100,644
Great-West Lifeco Incorporated «	12,900	351,977
Grupo Catalana Occidente SA	3,025	100,435

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	39

Security name	Shares	Value

Insurance (continued)
Hannover Rueck SE	2,821	$318,581
Hanwha Life Insurance Company Limited	34,401	198,055
Helvetia Holding AG	339	190,199
Hiscox Limited	17,563	236,673
Hyundai Marine & Fire Insurance Company Limited	4,337	124,270
Industrial Alliance Insurance & Financial Services Incorporated	6,139	254,813
Insurance Australia Group Limited	176,703	812,869
Intact Financial Corporation	6,115	433,510
Japan Post Holdings Company Limited	37,685	483,369
Japan Post Insurance Company Limited	4,900	118,111
Jardine Lloyd Thompson Group plc	7,843	100,239
KB Insurance Company Limited	8,003	186,495
Kemper Corporation	25,580	1,085,871
Korea Reinsurance Company	7,471	74,000
Lancashire Holdings Limited	12,577	108,307
Legal & General Group plc	276,353	851,452
Lincoln National Corporation	56,353	3,953,726
Loews Corporation	68,100	3,199,338
Manulife Financial Corporation	92,300	1,649,058
Mapfre SA	39,205	121,320
Markel Corporation †	4,099	4,015,913
Medibank Private Limited	205,549	444,416
Mercury General Corporation	19,222	1,126,986
Meritz Fire & Marine Insurance Company Limited	8,742	119,060
MetLife Incorporated	56,045	2,939,000
MMI Holdings Limited	148,852	279,151
MPHB Capital Bhd †	57	18
MS&AD Insurance Group Holdings Incorporated	37,700	1,274,844
Muenchener Rueckversicherungs Gesellschaft AG	7,534	1,423,902
New China Life Insurance Company Limited H Shares	103,800	511,452
NIB Holdings Limited	46,101	188,392
NN Group NV	10,445	324,494
Old Mutual plc	230,593	624,053
Old Republic International Corporation	128,485	2,660,924
People’s Insurance Company Group of China Limited H Shares	975,000	400,656
Phoenix Group Holdings	19,775	188,450
PICC Property & Casualty Company Limited H Shares	772,435	1,180,110
Ping An Insurance (Group) Company of China Limited H Shares	707,500	3,773,139
Poste Italiane SpA	28,020	179,887
Power Corporation of Canada	17,100	397,824
Power Financial Corporation	11,300	293,092
Powszechny Zaklad Ubezpieczen SA	79,625	706,424
Primerica Incorporated	24,093	1,945,510
Principal Financial Group Incorporated	65,893	4,120,948
ProAssurance Corporation	27,998	1,654,682
Prudential Financial Incorporated	21,962	2,427,679
Prudential plc	121,226	2,418,055
QBE Insurance Group Limited	101,874	961,495
Rand Merchant Investment Holdings Limited	182,394	558,966
Reinsurance Group of America Incorporated	15,839	2,060,020

40	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Insurance (continued)
RenaissanceRe Holdings Limited	21,685	$3,201,573
RLI Corporation	21,670	1,266,612
RSA Insurance Group plc	47,427	352,510
Saga plc	37,907	88,947
Sampo Oyj Class A	23,060	1,050,724
Samsung Fire & Marine Insurance Company Limited	2,912	656,697
Samsung Life Insurance Company	6,658	630,030
Sanlam Limited	256,584	1,325,611
Santam Limited	1	18
SCOR SE	8,262	298,382
Shin Kong Financial Holding Company Limited †	1,248,742	336,943
Societa Cattolica di Assicurazione Societa Cooperativa	1,410	8,843
Sompo Japan Nipponkoa Holdings Incorporated	30,500	1,139,695
Sony Financial Holdings Incorporated	12,800	224,907
St. James’s Place plc	24,489	320,585
Standard Life plc	92,116	421,432
Storebrand ASA †	14,518	98,016
Sun Life Financial Incorporated	28,700	1,041,515
Suncorp Group Limited	96,027	976,989
Swiss Life Holding AG	1,501	472,262
Swiss Reinsurance AG	15,328	1,370,493
T&D Holdings Incorporated	46,800	717,965
The Allstate Corporation	18,827	1,546,826
The Hanover Insurance Group Incorporated	22,359	2,012,757
The Hartford Financial Services Group Incorporated	90,845	4,441,412
The Progressive Corporation	139,485	5,465,022
The Travelers Companies Incorporated	14,490	1,771,258
Tokio Marine Holdings Incorporated	54,800	2,399,405
Tong Yang Life Insurance Company	8,662	80,817
Topdanmark AS †	2,311	58,558
Torchmark Corporation	26,631	2,064,701
Tryg A/S	7,207	134,036
Unipol Gruppo Finanziario SpA	19,801	75,224
UnipolSai SpA	51,624	109,381
Unum Group	57,253	2,795,664
Validus Holdings Limited	41,747	2,407,132
Vienna Insurance Group AG	2,901	69,749
W.R. Berkley Corporation	23,912	1,698,230
White Mountain Insurance Group Limited	2,600	2,434,276
Willis Towers Watson plc	31,680	4,068,662
XL Group Limited	66,312	2,684,973
Zurich Insurance Group AG	7,042	1,944,289

		187,053,241

Mortgage REITs: 0.35%
AGNC Investment Corporation	81,589	1,601,592
Annaly Capital Management Incorporated	251,133	2,787,576
Blackstone Mortgage Trust Incorporated Class A	49,402	1,538,378
Chimera Investment Corporation	93,817	1,805,039
CYS Investments Incorporated	84,411	676,976

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	41

Security name	Shares	Value

Mortgage REITs (continued)
Invesco Mortgage Capital Incorporated	58,678	$912,443
MFA Financial Incorporated	195,266	1,566,033
New Residential Investment Corporation	131,918	2,225,457
Starwood Property Trust Incorporated	63,200	1,444,752
Two Harbors Investment Corporation	182,886	1,700,840

		16,259,086

Thrifts & Mortgage Finance: 0.27%
Aareal Bank AG	2,637	97,386
Capitol Federal Financial Incorporated	66,515	1,003,711
Genworth Mortgage Insurance Canada Incorporated	1,368	39,077
Home Capital Group Incorporated «	3,158	62,913
Housing Development Finance Corporation Limited	210,283	4,318,100
Indiabulls Housing Finance Limited	40,452	528,275
LIC Housing Finance Limited	49,303	414,413
MGIC Investment Corporation †	179,174	1,908,203
New York Community Bancorp Incorporated	120,038	1,834,181
Paragon Group of Companies plc	17,654	92,903
Radian Group Incorporated	112,800	2,099,208

		12,398,370

Health Care: 9.44%

Biotechnology: 2.05%
3-D Matrix Limited †	2,000	16,467
AbbVie Incorporated	82,890	5,125,918
Abcam plc	11,090	118,551
ACADIA Pharmaceuticals Incorporated †«	53,568	2,041,476
Actelion Limited	5,041	1,356,681
Agios Pharmaceuticals Incorporated †«	20,048	971,125
Alexion Pharmaceuticals Incorporated †	21,008	2,757,300
Alkermes plc †	44,766	2,529,279
Alnylam Pharmaceuticals Incorporated †«	40,419	2,087,237
Amgen Incorporated	37,200	6,566,916
AquaBounty Technologies Incorporated †«	547	7,778
Biogen Incorporated	20,007	5,774,020
BioMarin Pharmaceutical Incorporated †	50,649	4,757,461
Bioverativ Incorporated †	10,003	520,956
bluebird bio Incorporated †«	23,203	2,033,743
Celgene Corporation †	71,124	8,784,525
CK Life Sciences International Holdings Incorporated	464,000	42,438
CSL Limited	34,070	3,078,677
Dyax Corporation †(a)	188,200	0
Genmab AS †	2,823	559,221
Genus plc	3,742	80,514
Gilead Sciences Incorporated	67,200	4,736,256
Green Cross Corporation	804	107,721
Green Cross Holdings Corporation	3,874	91,133
Grifols SA	13,754	300,818
Incyte Corporation †	50,480	6,718,888

42	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Biotechnology (continued)
Intercept Pharmaceuticals Incorporated †«	9,988	$1,274,369
Intrexon Corporation «	36,626	815,295
Ionis Pharmaceuticals Incorporated †«	68,727	3,420,543
Juno Therapeutics Incorporated †«	45,010	1,082,040
Kite Pharma Incorporated †«	25,171	1,781,352
Ligand Pharmaceuticals Incorporated †«	10,800	1,130,004
Medy-Tox Incorporated	311	113,151
Mesoblast Limited †«	21,056	26,798
Myriad Genetics Incorporated †«	40,000	777,200
NanoCarrier Company Limited †	4,200	30,244
Neurocrine Biosciences Incorporated †	49,300	2,177,088
Novavax Incorporated †«	137,000	206,870
OBI Pharma Incorporated †	33,289	378,684
OPKO Health Incorporated †«	205,495	1,724,103
PeptiDream Incorporated †«	3,400	161,307
Portola Pharmaceuticals Incorporated †	34,360	1,191,605
Radius Health Incorporated †	22,264	938,205
Regeneron Pharmaceuticals Incorporated †	7,113	2,656,706
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	28,400	1,864,460
Shire plc	41,265	2,485,427
Shire plc ADR	287	51,861
Sirtex Medical Limited	5,454	66,696
Swedish Orphan Biovitrum AB †	9,944	134,950
Takara Bio Incorporated	4,200	58,881
Tesaro Incorporated †«	19,382	3,650,987
Ultragenyx Pharmaceutical Incorporated †	21,316	1,813,565
United Therapeutics Corporation †	12,505	1,847,239
Vertex Pharmaceuticals Incorporated †	23,238	2,105,828
Viromed Company Limited †	1,480	122,379

		95,252,936

Health Care Equipment & Supplies: 1.58%
Abbott Laboratories	75,094	3,385,238
Abiomed Incorporated †	22,900	2,701,513
Align Technology Incorporated †	42,505	4,367,814
Ansell Limited	11,021	179,896
Asahi Intecc Company Limited	4,100	161,672
Baxter International Incorporated	24,964	1,271,167
bioMerieux SA	664	102,069
Boston Scientific Corporation †	69,478	1,705,685
C.R. Bard Incorporated	21,194	5,197,617
Cochlear Limited	4,275	427,896
Coloplast Class B	5,187	365,692
CYBERDYNE Incorporated †«	5,948	93,182
Danaher Corporation	57,094	4,884,392
DexCom Incorporated †	47,960	3,748,554
DiaSorin SpA	1,072	67,857
Edwards Lifesciences Corporation †	61,682	5,800,575
Elekta AB Class B	23,312	221,457

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	43

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Essilor International SA Cie Generale d’Optique	9,386	$1,075,392
Fisher & Paykel Healthcare Corporation	42,300	277,570
Fukuda Denshi Company Limited	1,000	58,481
Getinge AB Class B	12,214	207,297
GN Store Nord A/S	7,241	165,008
Halyard Health Incorporated †	24,553	959,040
Hartalega Holdings Bhd	122,172	133,729
Hogy Medical Company Limited	1,300	76,835
Hoya Corporation	28,700	1,298,774
IDEXX Laboratories Incorporated †	26,374	3,822,648
Intuitive Surgical Incorporated †	3,642	2,684,154
Nagaileben Company Limited	2,500	53,474
Nakanishi Incorporated	1,700	67,716
Nihon Kohden Corporation	7,400	161,971
Nikkiso Company Limited	5,500	60,216
Nipro Corporation	10,700	138,387
NuVasive Incorporated †	28,500	2,130,660
Olympus Corporation	23,500	831,479
Osstem Implant Company Limited †	1,117	56,900
Paramount Bed Holdings Company Limited	1,700	64,084
ResMed Incorporated «	41,551	2,992,919
Smith & Nephew plc	42,737	642,196
Sonova Holding AG	2,963	389,127
Steris Corporation plc	48,312	3,388,121
Straumann Holding AG	653	276,648
Sysmex Corporation	12,100	698,999
Teleflex Incorporated	24,990	4,777,588
Terumo Corporation	24,700	856,349
The Cooper Companies Incorporated	14,408	2,869,209
Top Glove Corporation Bhd	244,210	276,661
Varex Imaging Corporation †	10,990	382,672
Varian Medical Systems Incorporated	27,476	2,304,962
West Pharmaceutical Services Incorporated	41,473	3,420,278
William Demant Holding †	4,979	101,966
Zimmer Biomet Holdings Incorporated	10,200	1,194,216

		73,578,002

Health Care Providers & Services: 2.04%
Acadia Healthcare Company Incorporated †	43,167	1,930,428
Alfresa Holdings Corporation	16,300	293,370
AmerisourceBergen Corporation	49,300	4,511,443
Anthem Incorporated	13,437	2,214,686
Apollo Hospitals Enterprise Limited	14,261	278,225
AS ONE Corporation	1,600	71,494
Bangkok Chain Hospital PCL	87	32
Bangkok Dusit Medical Services PCL Class F	541,070	311,570
Brookdale Senior Living Incorporated †	105,500	1,519,200
Bumrungrad Hospital PCL	70,900	357,491
Cardinal Health Incorporated	16,300	1,326,331
Centene Corporation †	50,302	3,546,291

44	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Health Care Providers & Services (continued)
Chemed Corporation	9,151	$1,633,911
Cigna Corporation	24,100	3,588,490
Community Health Systems Incorporated	61,500	599,625
DaVita HealthCare Partners Incorporated †	46,543	3,230,550
Envision Healthcare Corporation †	61,593	4,311,510
Express Scripts Holding Company †	57,815	4,084,630
Fresenius Medical Care AG & Company KGaA	9,914	825,002
Fresenius SE & Company KGaA	18,677	1,484,376
Healthscope Limited	165,107	284,822
HealthSouth Corporation	47,200	1,997,504
Henry Schein Incorporated †	23,682	4,062,884
Humana Incorporated	14,028	2,963,415
IHH Healthcare Bhd	409,924	554,875
Korian SA	3,751	106,101
Laboratory Corporation of America Holdings †	30,385	4,322,570
Life Healthcare Group Holdings Limited	167,432	427,722
LifePoint Hospitals Incorporated †	22,756	1,457,522
Magellan Health Services Incorporated †	13,157	909,807
McKesson Corporation	21,200	3,182,756
Mediclinic International plc	52,026	477,207
Medipal Holdings Corporation	14,900	245,758
MEDNAX Incorporated †	27,256	1,940,355
Miraca Holdings Incorporated	4,300	205,919
Molina Healthcare Incorporated †	24,200	1,173,942
Netcare Limited	273,353	662,674
Nichii Gakkan Company	4,800	37,385
Orpea	2,406	208,858
Owens & Minor Incorporated	32,400	1,168,992
Primary Health Care Limited	30,995	78,421
Quest Diagnostics Incorporated	34,200	3,332,448
Ramsay Health Care Limited	9,623	514,834
Rhoen Klinikum AG	3,031	76,326
Ryman Healthcare Limited	34,706	221,739
Ship Healthcare Holdings Incorporated	3,200	90,151
Sigma Pharmaceuticals Limited	80,752	72,747
Sinopharm Group Company Limited H Shares	166,800	771,377
Sonic Healthcare Limited	30,839	508,825
Suzuken Company Limited	6,600	223,241
Tenet Healthcare Corporation †	46,093	889,595
Toho Holdings Company Limited	4,600	99,374
TOKAI Corporation	1,700	61,057
UDG Healthcare plc	11,929	102,061
UnitedHealth Group Incorporated	87,363	14,448,093
Universal Health Services Incorporated Class B	26,400	3,315,840
VCA Incorporated †	46,000	4,181,400
Vital KSK Holdings Incorporated	5,900	54,512
WellCare Health Plans Incorporated †	25,100	3,544,120

		95,095,884

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	45

Security name	Shares	Value

Health Care Technology: 0.21%
Allscripts Healthcare Solutions Incorporated †	97,400	$1,186,332
athenahealth Incorporated †«	22,363	2,637,269
Cerner Corporation †	28,324	1,558,953
M3 Incorporated	14,300	362,766
Medidata Solutions Incorporated †	31,000	1,733,520
Veeva Systems Incorporated Class A †	57,388	2,507,282

		9,986,122

Life Sciences Tools & Services: 0.63%
Bio Techne Corporation	21,156	2,249,306
Bio-Rad Laboratories Incorporated Class A †	11,767	2,290,329
Charles River Laboratories International Incorporated †	26,820	2,332,535
Divi’s Laboratories Limited	17,240	196,085
Eurofins Scientific SE	536	229,009
Gerresheimer AG	1,469	115,179
ICON plc ADR †	3,430	287,331
Illumina Incorporated †	13,757	2,302,922
Lonza Group AG	2,476	456,076
Mettler-Toledo International Incorporated †	7,760	3,695,467
Parexel International Corporation †	30,196	1,953,379
Qiagen NV	10,797	307,691
Quintiles Transnational Holdings Incorporated †	39,885	3,086,700
Tecan Group AG	530	88,391
Thermo Fisher Scientific Incorporated	37,000	5,834,160
Waters Corporation †	23,765	3,683,337

		29,107,897

Pharmaceuticals: 2.93%
Akorn Incorporated †	49,700	1,034,257
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan plc	34,434	8,430,132
Aspen Pharmacare Holdings Limited	43,948	949,384
Astellas Pharma Incorporated	155,800	2,096,841
AstraZeneca plc	58,404	3,365,536
Aurobindo Pharma Limited	48,737	494,684
Bayer AG	38,683	4,253,802
Bristol-Myers Squibb Company	85,285	4,836,512
BTG plc †	19,278	137,905
Bukwang Pharmaceutical Company	2,900	60,270
Cadila Healthcare Limited	32,607	215,160
Celltrion Incorporated †	9,397	843,507
China Medical System Holding Limited	217,200	353,658
Chugai Pharmaceutical Company Limited	16,200	540,024
Cipla Limited India	43,636	381,757
Daiichi Sankyo Company Limited	47,500	1,082,592
Dong-A ST Company Limited	726	60,802
Dr. Reddys Laboratories Limited	10,771	460,093
Eisai Company Limited	21,800	1,222,678
Eli Lilly & Company	49,519	4,100,668

46	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Pharmaceuticals (continued)
Endo International plc †	50,192	$685,121
Galenica AG	189	221,678
GlaxoSmithKline Pharmaceuticals Limited	2,820	113,413
GlaxoSmithKline plc	228,493	4,672,502
Glenmark Pharmaceuticals Limited	23,398	324,569
H. Lundbeck AS †	2,772	113,142
Hanmi Pharm Company Limited	533	151,309
Hanmi Science Company Limited «	3,059	177,467
Haw Par Corporation Limited	18,500	133,067
Hikma Pharmaceuticals plc	7,011	187,041
Hisamitsu Pharmaceutical Company Incorporated	6,400	344,083
Horizon Pharma plc †	91,440	1,467,612
Hua Han Bio-Pharmaceutical Holdings Limited H Shares †(a)	4,987	340
Ilyang Pharmaceutical Company Limited	1,531	54,226
Indivior plc	40,697	176,595
Ipsen SA	1,698	150,834
Jazz Pharmaceuticals plc †	17,643	2,339,815
Jeil Pharmaceutical Company	792	48,539
Johnson & Johnson	136,696	16,705,618
Kaken Pharmaceutical Company Limited	3,000	161,289
Kissei Pharmaceutical Company Limited	3,600	91,326
Komipharm International Company †	3,407	97,773
Kyorin Company Limited	4,800	101,302
Kyowa Hakko Kogyo Company Limited	19,500	291,775
Lupin Limited	30,892	682,535
Mallinckrodt plc †	26,090	1,367,638
Merck & Company Incorporated	137,685	9,069,311
Merck KGaA	6,046	660,689
Mitsubishi Tanabe Pharma Corporation	18,800	386,559
Mochida Pharmaceutical Company Limited	1,500	113,089
Mylan NV †	43,148	1,805,744
Nichi-Iko Pharmaceutical Company Limited	5,300	79,964
Nippon Shinyaku Company Limited	4,600	248,129
Novartis AG	122,893	9,593,081
Novo Nordisk AS Class B	86,613	3,076,018
Ono Pharmaceutical Company Limited	38,400	850,238
Orion Oyj Class A	2,395	121,459
Orion Oyj Class B	5,746	283,303
Otsuka Holdings Company Limited	41,000	1,865,245
Pacira Pharmaceuticals Incorporated †	21,671	947,023
Perrigo Company plc «	42,234	3,157,836
Pfizer Incorporated	303,071	10,340,783
Piramal Enterprises Limited	12,224	337,998
Prestige Brands Holdings Incorporated †	30,000	1,698,600
PT Kalbe Farma Tbk	2,734,000	313,664
Recordati SpA	4,337	137,701
Roche Holding AG	1,272	312,190
Roche Holding AG Genusschein	32,865	8,007,234
Rohto Pharmaceutical Company Limited	8,000	152,388
Sanofi SA	54,867	4,727,393

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	47

Security name	Shares	Value

Pharmaceuticals (continued)
Santen Pharmaceutical Company Limited	31,500	$451,422
Sawai Pharmaceutical Company Limited	2,600	140,478
Seikagaku Corporation	3,600	57,135
Shionogi & Company Limited	22,300	1,091,329
Sino Biopharmaceutical Limited	806,000	695,642
Sosei Group Corporation †	1,200	139,926
Stada Arzneimittel AG	3,438	208,153
Sumitomo Dainippon Pharma Company Limited	13,000	229,463
Sun Pharmaceutical Industries Limited	150,839	1,535,096
Taisho Pharmaceutical Holding Company Limited	4,200	342,071
Takeda Pharmaceutical Company Limited	53,700	2,496,074
Teva Pharmaceutical Industries Limited	47,450	1,670,720
The Medicines Company †«	36,600	1,918,572
The United Laboratories International Holdings Limited †	500	322
Torrent Pharmaceuticals Limited	13,502	275,620
Towa Pharmaceutical Company Limited	1,300	61,908
Tsumura & Company	5,300	157,096
TTY Biopharm Company Limited	43,276	159,168
UCB SA	6,005	427,569
Valeant Pharmaceuticals International Incorporated †	14,057	199,922
Yuhan Corporation	567	112,322
Yungjin Pharmaceutical Company †«	8,702	63,875
Zeria Pharmaceutical Company Limited	4,200	65,461

		136,565,854

Industrials: 11.09%

Aerospace & Defense: 1.21%
Airbus Group NV	28,193	2,070,425
Arconic Incorporated	108,067	3,111,249
BAE Systems plc	149,278	1,166,959
Bharat Electronics Limited	7,271	165,170
Bombardier Incorporated Class B †	94,559	163,745
BWX Technologies Incorporated	52,201	2,424,214
CAE Incorporated	16,400	246,333
Chemring Group plc †	8,054	19,413
Cobham plc	106,328	158,061
Dassault Aviation SA	108	122,304
Elbit Systems Limited	1,179	139,401
General Dynamics Corporation	14,626	2,776,161
Hanwha Techwin Company Limited	2,613	101,447
HEICO Corporation	12,900	1,059,735
HEICO Corporation Class A	20,300	1,440,285
Hexcel Corporation	52,000	2,858,960
Huntington Ingalls Industries Incorporated	25,701	5,615,669
KLX Incorporated †	27,716	1,395,223
Korea Aerospace Industries Limited	5,007	258,154
L3 Technologies Incorporated	19,053	3,207,001
Leonardo-Finmeccanica SpA †	23,046	316,662
Lockheed Martin Corporation	12,849	3,425,286

48	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Aerospace & Defense (continued)
MacDonald Dettwiler & Associates Limited	1,966	$97,234
Meggitt plc	36,824	214,986
Moog Incorporated Class A †	18,240	1,232,659
MTU Aero Engines AG	2,910	369,326
Northrop Grumman Corporation	8,951	2,211,703
Orbital ATK Incorporated	30,804	2,846,906
Qinetiq Group plc	34,298	117,930
Raytheon Company	15,000	2,312,250
Rolls-Royce Holdings plc	87,582	855,281
Saab AB Class B	3,511	139,248
Safran SA	15,216	1,082,607
Senior plc	25,601	58,102
Singapore Technologies Engineering Limited	116,004	304,620
Teledyne Technologies Incorporated †	19,776	2,598,764
Thales SA	4,853	478,138
TransDigm Group Incorporated	14,740	3,746,908
Triumph Group Incorporated	26,100	725,580
Ultra Electronics Holdings plc	3,569	86,180
United Technologies Corporation	39,109	4,401,718
Zodiac Aerospace SA	11,505	337,923

		56,459,920

Air Freight & Logistics: 0.30%
Bollore SA †	303	1,188
Bollore SA - BATS Exchange	41,532	160,992
Bpost SA	6,007	149,231
Deutsche Post AG	44,704	1,533,260
Expeditors International of Washington Incorporated	44,500	2,508,910
FedEx Corporation	22,900	4,419,242
Freightways Limited	24,818	125,135
Hub Group Incorporated Class A †	20,001	1,010,051
Hyundai Glovis Company Limited	1,915	259,962
Kerry Logistics Network Limited	48,026	63,351
Kintetsu World Express Incorporated	3,900	59,778
Mainfreight Limited	6,436	99,207
Mitsui-Soko Company Limited	13,000	39,227
Oesterreichische Post AG	3,271	118,946
Panalpina Welttransport Holdings AG	1,005	126,582
PostNL †	16,664	72,698
Royal Mail plc	47,780	245,807
Singapore Post Limited	171,700	169,691
XPO Logistics Incorporated †	45,892	2,340,033
Yamato Holdings Company Limited	29,800	651,067

		14,154,358

Airlines: 0.48%
Air Canada †	17,372	175,002
Air China H Shares	352,000	271,610
Air France-KLM †«	10,581	74,498

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	49

Security name	Shares	Value

Airlines (continued)
All Nippon Airways Company Limited	88,000	$263,033
Allegiant Travel Company	7,400	1,288,340
American Airlines Group Incorporated	26,428	1,225,202
Asiana Airlines †	14,388	58,723
Cathay Pacific Airways Limited	110,000	161,538
China Airlines	395,993	130,178
Chorus Aviation Incorporated	63	339
Deutsche Lufthansa AG	15,855	232,299
easyJet plc	14,644	172,806
Eva Airways Corporation	284,856	141,392
International Consolidated Airlines	48,147	320,821
Japan Airlines Company Limited	9,005	294,088
JetBlue Airways Corporation †	183,571	3,664,077
Korean Air Lines Company Limited †	5,019	128,277
LANTAM Airlines Group SA †	52,636	535,997
Qantas Airways Limited	67,597	194,350
Ryanair Holdings plc ADR †	10,395	849,791
Singapore Airlines Limited	39,681	281,737
Southwest Airlines Company	57,700	3,335,060
Spirit Airlines Incorporated †	39,309	2,052,323
Turk Hava Yollari Anonim Ortakligi †	178,803	268,271
United Continental Holdings Incorporated †	83,300	6,171,697
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	6,336	103,994

		22,395,443

Building Products: 0.67%
A.O. Smith Corporation	83,800	4,220,168
Aica Kogyo Company Limited	5,000	127,821
Allegion plc	28,249	2,050,595
Armstrong World Industries Incorporated	28,200	1,297,200
Asahi Glass Company Limited	86,000	702,728
Assa Abloy AB Class B	46,392	902,492
Belimo Holding AG	28	92,920
Bunka Shutter Company Limited	7,900	57,732
Central Glass Company Limited	20,000	91,326
Compagnie de Saint-Gobain SA	24,400	1,169,166
Daikin Industries Limited	21,200	2,012,533
Dorma+Kaba Holding AG Class B	185	152,885
Geberit AG	1,733	749,900
GWA International Limited	29,057	59,259
Johnson Controls International plc	225,167	9,443,504
KCC Corporation	560	171,603
Kingspan Group plc	6,903	212,078
Lennox International Incorporated	21,958	3,614,726
LIXIL Group Corporation	21,900	536,657
Nibe Industrier AB Class B	19,146	153,989
Nichias Corporation	12,000	112,582
Nichiha Corporation	2,900	81,312
Nippon Sheet Glass Company Limited †	8,200	61,603

50	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Building Products (continued)
Nitto Boseki Company Limited	18,000	$78,989
Noritz Corporation	4,000	73,808
Okabe Company Limited	5,600	50,594
Owens Corning Incorporated	27,900	1,631,871
Rockwool International AS Class B	264	43,606
Sankyo Tateyama Incorporated	3,000	44,648
Sanwa Holdings Corporation	17,600	166,060
Sekisui Jushi Corporation	4,000	65,833
Taiwan Glass Industrial Corporation †	257,935	147,339
Takara Standard Company Limited	6,600	108,448
Takasago Thermal Engineering Company	6,400	95,420
TOTO Limited	12,100	465,820
Uponor Oyj	1,849	31,753

		31,078,968

Commercial Services & Supplies: 0.73%
Aeon Delight Company Limited	2,300	71,040
Aggreko plc	15,867	207,518
Babcock International Group plc	23,452	275,872
Berendsen plc	10,100	114,736
Bilfinger SE †	2,910	114,728
Brambles Limited	118,536	846,107
Cabcharge Australia Limited	17,779	51,935
China Everbright International Limited	473,000	612,964
Cintas Corporation	25,300	2,985,653
Clean Harbors Incorporated †	29,604	1,715,848
Cleanaway Waste Management Limited	107,124	101,022
Copart Incorporated †	57,790	3,417,701
Covanta Holding Corporation	68,600	1,111,320
Dai Nippon Printing Company Limited	46,000	500,352
Daiseki Company Limited	4,400	93,683
De La Rue plc	7,573	56,476
Deluxe Corporation	25,534	1,879,047
Downer EDI Limited	32,447	174,886
Duskin Company Limited	5,500	120,628
Edenred	9,815	222,101
G4S plc	83,830	272,638
HomeServe plc	8,025	59,349
Intrum Justitia AB	3,384	122,402
ISS AS	9,139	356,086
IWG plc	36,442	127,970
KEPCO Plant Service & Engineering Company Limited	2,180	117,411
Kokuyo Company Limited	8,600	113,294
Loomis AB Class B	2,790	86,575
LSC Communications Incorporated	14,775	419,906
Mitie Group plc «	27,060	69,405
Mitsubishi Pencil Company Limited	2,200	110,446
MSA Safety Incorporated	17,692	1,278,247
Nissha Printing Company Limited «	3,400	96,693
Okamura Corporation	10,200	92,789

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	51

Security name	Shares	Value

Commercial Services & Supplies (continued)
Oyo Corporation	2,600	$33,326
Park24 Company Limited	7,900	221,857
Pilot Corporation	3,400	135,128
Pitney Bowes Incorporated	97,700	1,332,628
Prosegur Compania de Seguridad SA	17,649	102,087
Relia Incorporated	5,500	54,635
Rentokil Initial plc	84,895	251,873
Republic Services Incorporated	57,000	3,531,150
Ritchie Bros. Auctioneers Incorporated	4,129	138,960
Rollins Incorporated	29,600	1,082,176
RR Donnelley & Sons Company	38,873	651,900
S1 Corporation Incorporated	1,883	151,539
Sato Corporation	2,600	56,955
Secom Company Limited	15,800	1,151,124
Securitas AB Class B	16,811	256,637
Serco Group plc †	64,308	94,000
Societe BIC SA	1,283	158,688
Sohgo Security Services Company Limited	6,500	245,894
Spotless Group Holdings Limited	81,972	51,535
Stericycle Incorporated †	25,031	2,074,569
Taiwan Secom Company Limited	43,249	126,692
Tetra Tech Incorporated	30,000	1,207,500
Tomra Systems ASA	5,134	57,412
Toppan Forms Company Limited	4,300	40,916
Toppan Printing Company Limited	49,000	493,729
Transcontinental Incorporated Class A	2,224	33,874
Waste Connections Incorporated	4,420	386,264
Waste Connections Incorporated - Toronto Exchange	3,786	329,942
Waste Management Incorporated	20,753	1,521,610

		33,971,428

Construction & Engineering: 0.71%
Abengoa SA Class A †	1,367	588
Actividades de Construccion y Servicios SA	11,180	350,881
AECOM Technology Corporation †	81,000	2,944,350
Aecon Group Incorporated	5,690	68,244
Arcadis NV	4,657	63,150
Balfour Beatty plc	40,391	138,630
Bouygues SA	11,217	432,195
Budimex SA	4,239	254,664
Cardno Limited †	35,191	31,028
Carillion plc	31,614	85,910
Chicago Bridge & Iron Company NV	52,600	1,765,782
China Communications Construction Company Limited H Shares	741,779	957,455
China Railway Group Limited H Shares	765,000	669,125
China State Construction International Holdings Limited	290,000	474,436
Chiyoda Corporation	17,000	108,950
Chudenko Corporation	3,000	63,581
CIMIC Group Limited	7,294	211,054
Comsys Holdings Corporation	8,400	148,941

52	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Construction & Engineering (continued)
CTCI Corporation	81,892	$135,671
Daelim Industrial Company Limited	1,963	145,131
Daewoo Engineering & Construction Company Limited †	21,075	114,251
Dialog Group Bhd	522,059	197,536
Dycom Industries Incorporated †«	17,800	1,462,804
Eiffage SA	3,197	228,345
EverChina International Holdings Company Limited †	635,000	25,358
Ferrovial SA	25,570	485,026
FLSmidth & Company AS	3,584	175,705
Fluor Corporation	34,300	1,899,877
Galliford Try plc	5,079	95,543
Gamuda Bhd	261,221	288,873
GS Engineering & Construction Corporation †	7,893	208,014
Hanison Construction Holding Limited	20,555	3,681
Hazama Ando Corporation	13,600	98,539
Hibiya Engineering Limited	4,000	59,780
Hochtief AG	891	135,925
Hyundai Development Company	6,440	249,456
Hyundai Engineering & Construction Company Limited	7,632	322,626
IJM Corporation Bhd	356,745	269,166
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	100,423	138,153
Interserve plc	7,997	23,766
Jacobs Engineering Group Incorporated	29,800	1,681,018
JGC Corporation	19,700	353,686
Kajima Corporation	76,000	495,189
Kandenko Company Limited	11,000	91,255
KBR Incorporated	75,000	1,128,750
KEPCO Engineering & Construction Company Incorporated	1,188	28,157
Kier Group plc	6,094	110,099
Kinden Corporation	10,400	140,061
Koninklijke Bam Groep NV	19,089	99,699
Kumagai Gumi Company Limited	28,000	76,764
Kumho Industrial Company Limited †	6	49
Kyowa Exeo Corporation	7,200	99,850
Kyudenko Corporation	4,800	121,298
Larsen & Toubro Limited	36,213	797,439
Larsen & Toubro Limited GDR	5,289	115,565
Maeda Corporation	11,000	97,619
Maeda Road Construction Company Limited	5,000	89,279
Malaysian Resources Corporation Bhd †	33	11
Mirait Holdings Corporation	7,700	76,489
Monadelphous Group Limited	12,725	124,587
NCC AB Class B	5,678	135,053
Nippo Corporation	5,000	94,797
Nippon Densetsu Kogyo Company Limited	5,300	92,041
Nippon Koei Company Limited	2,000	49,437
Nishimatsu Construction Company Limited	25,000	129,957
Obayashi Corporation	54,900	510,175
Obrascon Huarte Lain SA	7,016	24,528
Okumura Corporation	19,000	120,077

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	53

Security name	Shares	Value

Construction & Engineering (continued)
Peab AB	14,211	$134,449
Penta-Ocean Construction Company Limited	27,500	129,979
Quanta Services Incorporated †	85,700	3,198,324
Royal Boskalis Westminster NV	5,343	194,717
Samsung Engineering Company Limited †	20,428	224,017
Sanki Engineering Company Limited	4,200	36,562
Shimizu Corporation	55,000	504,740
Sho-Bond Holdings Company Limited	2,400	103,823
Sino Thai Engineering & Construction PCL	247,329	180,685
Skanska AB Class B	18,712	446,106
SNC-Lavalin Group Incorporated	7,000	285,070
Socam Development Limited †	63	20
Sumitomo Mitsui Construction Company Limited	73,600	81,235
Taikisha Limited	3,600	91,967
Taisei Corporation	87,000	610,227
Takamatsu Corporation	2,400	58,598
Toa Corporation	2,000	35,391
Toda Corporation	18,000	109,431
Tokyu Construction Company Limited	8,780	64,632
Toshiba Plant Systems & Services Corporation	4,000	56,184
Totetsu Kogyo Company Limited	2,900	79,118
Toyo Engineering Corporation	18,000	43,420
United Engineers Limited	39,000	81,818
Valmont Industries Incorporated	12,777	2,009,183
Vinci SA	23,946	1,725,304
WSP Global Incorporated	3,450	116,654
YIT Oyj	7,289	50,347
Yokogawa Bridge Holdings Corporation	5,300	66,141

		33,133,261

Electrical Equipment: 0.75%
ABB Limited	93,242	2,109,283
ABB Limited - India Exchange	9,825	176,447
Acuity Brands Incorporated	12,962	2,738,871
AMETEK Incorporated	68,168	3,679,027
Bharat Heavy Electricals limited	77,957	189,813
Cosel Company Limited	3,200	40,646
Daihen Corporation	12,000	79,469
Denyo Company Limited	2,100	32,188
Doosan Heavy Industries & Construction Company Limited	8,911	193,469
Eaton Corporation plc	23,040	1,658,419
Elswedy Cables Holding Company	6,453	31,739
Emerson Electric Company	32,804	1,971,520
FDG Electric Vehicles Limited †	975,000	42,075
Fuji Electric Holdings Company Limited	48,000	265,326
Fujikura Limited	21,400	158,864
Furukawa Electric Company Limited	5,300	193,658
Futaba Corporation	3,100	56,043
Gamesa Corporación Tecnologica SA	13,260	293,596
GS Yuasa Corporation	30,000	137,523

54	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Electrical Equipment (continued)
Havells India Limited	47,771	$290,770
Hubbell Incorporated	15,165	1,798,872
Johnson Electric Holdings Limited	36,250	103,900
Legrand SA	12,387	698,394
LS Corporation	2,003	120,100
LS Industrial Systems Company Limited	2,424	92,823
Mabuchi Motor Company Limited	4,400	237,732
Melrose Industries plc	112,562	297,852
Mitsubishi Electric Corporation	155,300	2,277,420
Nidec Corporation	19,800	1,848,787
Nitto Kogyo Corporation	3,200	44,890
Nordex AG †	539	7,931
Osram Licht AG	5,033	299,123
Prysmian SpA	12,129	308,515
Rockwell Automation Incorporated	37,000	5,590,700
Sanyo Denki Company Limited	4,000	31,831
Schneider Electric SE	27,680	1,873,522
Schneider Electric SE - London Exchange	1,066	72,197
Sensata Technologies Holding NV †	50,300	2,064,815
SGL Carbon SE †	2,675	22,807
Shihlin Electric	78,563	105,864
Sumitomo Electric Industries Limited	57,400	934,739
Teco Electric & Machinery Company Limited	247,318	222,979
Ushio Incorporated	9,200	117,595
Vestas Wind Systems AS	10,364	768,787
Voltronic Power Technology Corporation	9,088	133,701
Walsin Lihwa Corporation	399,472	184,631
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited H Shares	100,000	538,459

		35,137,712

Industrial Conglomerates: 0.99%
Aboitiz Equity Ventures Incorporated	314,840	460,520
Aditya Birla Nuvo Limited	6,231	134,667
Alfa SAB de CV Class A	574,000	731,945
Alliance Global Group Incorporated	640,900	162,092
Antarchile SA	21,709	245,716
Beijing Enterprises Holdings Limited	89,000	465,470
Boustead Holdings Bhd	105,439	67,205
CITIC Pacific Limited	868,000	1,245,607
CJ Corporation	1,318	201,066
CK Hutchison Holdings Limited	201,796	2,492,913
DCC plc	4,127	351,556
Discount Investment Corporation †	276	1,216
DMCI Holdings Incorporated	1,401,010	353,775
Doosan Corporation	1,615	136,684
Enka Insaat Ve Sanayi AS	226,222	350,606
Far Eastern New Century Corporation	545,799	488,534
Fosun International	180,000	282,884
General Electric Company	441,838	13,171,191

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	55

Security name	Shares	Value

Industrial Conglomerates (continued)
Grupo Carso SAB de CV	73,300	$310,362
Guoco Group Limited	9,000	107,821
Hanwha Corporation (Korea)	7,630	245,618
HAP Seng Consolidated Bhd	131,226	267,181
Hopewell Holdings	81,000	295,811
Industries Qatar	12,075	396,277
Jardine Matheson Holdings Limited	20,785	1,292,411
Jardine Strategic Holdings Limited	13,894	518,246
JG Summit Holdings	400,292	619,390
Katakura Industries Company Limited	3,600	49,156
Keihan Electric Railway Company Limited	43,000	271,752
Keppel Corporation Limited	123,510	600,188
Koc Holding AS	150,247	612,284
Koninklijke Philips NV «	44,368	1,341,243
LG Corporation	9,510	528,170
LT Group Incorporated	485,700	143,925
MMC Corporation Bhd	72,704	41,101
Mytilineos Holdings SA †	798	6,002
Nisshinbo Holdings Incorporated	10,600	108,128
NWS Holdings Limited	111,180	202,513
Quinenco SA	41,735	107,506
Rheinmetall AG	2,347	179,320
Roper Industries Incorporated	29,293	6,128,096
Samsung C&T Corporation	7,032	764,922
San Miguel Corporation	141,550	302,748
Seibu Holdings Incorporated	21,608	369,862
SembCorp Industries Limited	67,988	155,246
Shun Tak Holdings Limited	194,250	68,312
Siemens AG	35,786	4,655,553
Siemens India Limited	14,466	261,778
Sime Darby Bhd	351,396	709,123
SK Company Limited	2,555	492,585
SM Investments Corporation	77,112	1,018,127
Smiths Group plc	18,371	340,795
The Bidvest Group Limited	39,476	466,520
Tokai Holdings Corporation «	11,600	85,287
Top Frontier Investment Holdings Incorporated †	5	26
Toshiba Corporation †	323,000	598,590
Turk Sise Ve Cam Fabrikalari AS	100,157	107,888
Yazicilar Holding AS Class A	6,089	25,784

		46,139,294

Machinery: 2.39%
Aalberts Industries NV	4,500	155,223
Actuant Corporation Class A	31,000	823,050
AG Growth International Incorporated	700	28,133
AGCO Corporation	35,500	2,162,660
Aida Engineering Limited	7,500	66,892
Airtac International Group	11,220	103,715
Alfa Laval AB	13,425	243,020

56	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Machinery (continued)
Allison Transmission Holdings Incorporated	86,999	$3,130,224
Alstom SA †	7,380	200,346
Amada Company Limited	28,500	322,177
Andritz AG	4,669	243,904
Asahi Diamond Industrial Company Limited	5,100	41,719
Ashok Leyland Limited	219,911	298,791
Atlas Copco AB Class A	30,235	990,125
Atlas Copco AB Class B	18,254	539,940
ATS Automation Tooling Systems Incorporated †	3,200	32,525
Bando Chemical Industries Limited	5,000	47,132
Bodycote plc	12,075	118,368
Bucher Industries AG	569	162,312
Cargotec Oyj Corporation Class B	2,411	117,187
Caterpillar Incorporated	29,793	2,879,791
China Conch Venture Holdings Limited	358,500	710,267
CKD Corporation	5,600	72,327
CNH Industrial NV	51,609	478,949
Colfax Corporation †	55,664	2,118,015
Cosco Corporation Singapore Limited †	125,400	27,739
CRRC Corporation Limited H Shares	557,000	534,549
CSBC Corporation Taiwan	68	32
Cummins Incorporated	7,900	1,173,071
Cummins India Limited	9,226	122,781
Daewoo Shipbuilding & Marine Engineering Company Limited †(a)(i)	1,697	67,235
Daifuku Company Limited	9,100	212,545
Deere & Company	14,800	1,620,452
DMG Mori Seiki AG	885	42,866
DMG Mori Seiki Company Limited	8,400	132,941
Donaldson Company Incorporated	69,500	2,985,025
Doosan Infracore Company Limited †	12,996	106,313
Dover Corporation	38,300	3,067,830
Duerr AG	1,525	126,533
Ebara Corporation	7,000	206,240
Eicher Motors Limited	1,862	673,428
FANUC Corporation	14,000	2,757,132
Fortive Corporation	88,606	5,108,136
Fuji Machine Manufacturing Company Limited	8,800	117,260
Fujitec Company Limited	6,600	75,726
Furukawa Company Limited	40,000	82,603
GEA Group AG	8,284	322,433
Georg Fischer AG	192	166,412
Glory Limited	5,200	178,201
Graco Incorporated	31,600	2,868,016
Hanjin Heavy Industries & Construction Company Limited †	9,549	26,728
Hillenbrand Incorporated	33,186	1,206,311
Hino Motors Limited	21,600	250,906
Hitachi Construction Machinery Company Limited	7,900	183,814
Hitachi Koki Company Limited	6,100	47,076
Hitachi Zosen Corporation	15,400	89,923
Hiwin Technologies Corporation	39,737	253,501

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	57

Security name	Shares	Value

Machinery (continued)
Hong Leong Asia Limited	7,000	$6,494
Hoshizaki Electric Company Limited	4,100	324,803
Hyundai Elevator Company †	1,361	68,246
Hyundai Heavy Industries Company Limited †	3,353	487,790
Hyundai Mipo Dockyard Company Limited †	1,766	114,011
Hyundai Rotem Company Limited †	6,159	112,205
IDEX Corporation	22,463	2,070,864
IHI Corporation †	117,000	364,502
Illinois Tool Works Incorporated	16,100	2,125,361
IMI plc	12,720	195,875
Ingersoll-Rand plc	62,100	4,928,256
Iseki & Company Limited	20,000	45,930
ITT Incorporated	46,397	1,900,885
Joy Global Incorporated	51,600	1,454,604
JTEKT Corporation	18,600	315,891
Kawasaki Heavy Industries Limited	127,000	399,048
Kennametal Incorporated	42,000	1,557,780
King Slide Works Company Limited	11,318	156,194
Kion Group AG	3,758	219,206
Kitz Corporation	10,000	68,272
Komatsu Limited	71,530	1,725,774
Komori Corporation	5,200	69,336
Kone Oyj Class B «	17,861	799,641
Konecranes Oyj	2,478	89,125
Krones AG	413	42,834
Kubota Corporation	86,965	1,383,684
Kurita Water Industries Limited	8,300	197,997
Kyokuto Kaihatsu Kogyo Company	4,600	76,240
Lincoln Electric Holdings Incorporated	35,200	2,964,192
Makino Milling Machine Company Limited	11,000	102,319
Makita Corporation	10,100	699,435
MAN SE	2,067	212,168
Max Company Limited	4,000	54,333
Meidensha Corporation	19,000	65,281
Metso Oyj	5,978	176,630
Minebea Company Limited	32,700	402,838
Mitsubishi Heavy Industries Limited	248,000	980,124
Mitsuboshi Belting Company Limited	7,000	64,427
Mitsui Engineering & Shipbuilding Company Limited	80,000	131,737
Miura Company Limited	8,300	127,812
Morgan Advanced Materials plc	14,483	55,998
Morita Holdings Corporation	4,600	63,465
Nabtesco Corporation	8,800	244,782
Nachi-Fujikoshi Corporation	21,000	113,463
NGK Insulators Limited	21,900	471,548
Nippon Sharyo Limited †	9,000	24,193
Nippon Thompson Company Limited	8,600	41,260
Nitta Corporation	2,200	59,335
NKT Holding AS	747	52,707
Nordson Corporation	30,142	3,618,246

58	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Machinery (continued)
Noritake Company Limited	1,100	$28,728
Norma Group Se	1,977	85,097
NSK Limited	36,900	526,181
NTN Corporation	39,000	194,054
OILES Corporation	2,500	46,353
Okuma Corporation	11,000	119,747
OSG Corporation	7,100	149,274
Oshkosh Corporation	39,200	2,661,288
Paccar Incorporated	32,856	2,195,109
Pentair plc	49,253	2,859,629
Rotork plc	51,005	156,325
Ryobi Limited	13,000	56,700
Samsung Heavy Industries Company Limited †	30,906	306,122
Sandvik AB	51,679	703,053
Schindler Holding AG	941	179,983
Schindler Holding AG - Participation Certificate	2,170	419,589
SembCorp Marine Limited	97,200	123,459
Shima Seiki Manufacturing Limited	2,900	97,445
Shinmaywa Industries Limited	8,000	82,389
Singamas Container Holding †	118,000	18,545
Sintokogio Limited	7,100	65,221
SKF AB Class A	676	12,889
SKF AB Class B	17,504	333,341
SMC Corporation	4,900	1,389,158
Snap-on Incorporated	17,100	2,901,357
Spirax-Sarco Engineering plc	3,386	186,926
Star Micronics Company Limited	4,000	58,142
Sulzer AG	593	61,641
Sumitomo Heavy Industries Limited	46,000	325,515
Tadano Limited	9,500	122,275
Takuma Company Limited	9,200	84,675
Terex Corporation	55,700	1,740,068
The Japan Steel Works	5,500	98,255
The Middleby Corporation †	32,600	4,521,946
The Timken Company	36,800	1,626,560
The Toro Company	32,240	1,941,170
The Weir Group plc	10,185	237,975
THK Company Limited	9,300	241,802
Toshiba Machine Company Limited	12,000	51,377
Trelleborg AB Class B	14,432	296,583
Tsubakimoto Chain Company	15,000	128,577
Tsugami Corporation	6,000	37,225
Tsukishima Kikai Company Limited	3,300	36,923
Valmet Corporation	8,547	131,565
Vesuvius plc	15,767	89,371
Volvo AB Class A	12,800	167,469
Volvo AB Class B	75,912	991,517
WABCO Holdings Incorporated †	15,300	1,717,884
Wabtec Corporation	26,280	2,105,554
Wartsila Oyj «	7,105	365,287

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	59

Security name	Shares	Value

Machinery (continued)
WEG SA	139,322	$760,427
Woodward Governor Company	31,400	2,212,130
Xylem Incorporated	44,213	2,127,530
Zardoya Otis SA - BATS Exchange	10,806	86,317

		111,211,413

Marine: 0.11%
A.P. Moller Maersk AS Class A	132	204,673
A.P. Moller Maersk AS Class B	301	490,739
DS Norden AS †	858	16,336
Evergreen Marine Corporation (Taiwan) Limited †	224,124	106,140
Hyundai Merchant Marine Company Limited †	1,690	12,704
Iino Kaiun Kaisha Limited	10,500	49,348
Kawasaki Kisen Kaisha Limited	69,000	186,096
Kirby Corporation †	30,518	2,111,846
Kuehne & Nagel International AG	2,638	375,600
MISC Bhd	284,823	475,988
Mitsui OSK Lines Limited	91,000	300,512
Nippon Yusen Kabushiki Kaisha	128,000	282,558
Orient Overseas International Limited	20,000	117,353
Pacific Basin Shipping Limited †	333,000	72,924
Pan Ocean Company Limited †	106	485
U-Ming Marine Transport Corporation	75,234	82,033
Wan Hai Lines Limited	139,290	85,460
Yang Ming Marine Transport †	189,987	42,915

		5,013,710

Professional Services: 0.64%
Adecco SA	8,006	575,530
ALS Limited	49,238	228,015
Bureau Veritas SA	15,569	297,053
Capita plc	40,335	282,030
CEB Incorporated	18,275	1,417,226
Dksh Holding AG	1,494	120,787
Equifax Incorporated	35,300	4,628,183
Experian Group Limited plc	44,868	889,121
Hays plc	63,215	127,701
IHS Markit Limited †	81,114	3,228,337
Intertek Group plc	7,521	329,155
Manpower Incorporated	35,300	3,425,512
Meitec Corporation	2,000	78,152
Nihon M&A Center Incorporated	4,800	147,189
Nomura Company Limited	4,600	75,954
PageGroup plc	13,617	71,794
Randstad Holdings NV	6,222	361,944
Recruit Holdings Company Limited	34,094	1,672,152
RELX NV	48,968	867,897
RELX plc	51,230	956,710
Robert Half International Incorporated	73,100	3,526,344

60	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Professional Services (continued)
SEEK Limited	25,681	$308,930
SGS SA	256	544,193
Stantec Incorporated	4,670	120,424
TechnoPro Holdings Incorporated	2,600	91,068
Teleperformance SE	2,679	296,585
Temp Holdings Company Limited	12,100	204,961
The Advisory Board Company †	23,708	1,066,860
Verisk Analytics Incorporated †	45,824	3,799,726
WS Atkins plc	5,868	105,943

		29,845,476

Road & Rail: 0.94%
Aurizon Holdings Limited	39,149	153,680
Avis Budget Group Incorporated †	49,800	1,722,084
BTS Group Holdings PCL	1,060,200	249,062
Canadian National Railway Company	35,900	2,496,404
Canadian Pacific Railway Limited	6,800	1,000,545
Central Japan Railway Company	14,900	2,437,687
CJ Korea Express Corporation †	1,342	204,727
ComfortDelGro Corporation Limited	181,600	320,074
Container Corporation of India	8,667	157,950
CSX Corporation	47,800	2,321,168
DSV AS	8,888	437,506
East Japan Railway Company	28,200	2,549,032
Firstgroup plc †	90,534	135,032
Fukuyama Transporting Company Limited	18,000	108,790
Genesee & Wyoming Incorporated Class A †	34,725	2,574,512
Go-Ahead Group plc	2,099	51,310
Hankyu Hanshin Holdings Incorporated	18,400	615,817
Hitachi Transport System Limited	4,000	82,033
J.B. Hunt Transport Services Incorporated	25,814	2,534,160
Kansas City Southern	31,718	2,811,166
Keikyu Corporation	42,000	462,077
Keio Corporation	46,000	361,547
Keisei Electric Railway Company Limited	13,000	308,149
Kintetsu Corporation	145,000	538,208
Landstar System Incorporated	23,694	2,056,639
Maruzen Showa Unyu Company Limited	11,000	43,571
MTR Corporation Limited	110,184	582,650
Nagoya Railroad Company Limited	70,000	320,887
Nankai Electric Railway Company Limited	43,000	211,278
National Express Group plc	19,567	88,184
Nikkon Holdings Company Limited	4,900	108,254
Nippon Express Company Limited	72,000	371,712
Nishi-Nippon Railroad Company Limited	29,000	127,518
Norfolk Southern Corporation	14,900	1,803,347
Odakyu Electric Railway Company Limited	24,400	482,158
Old Dominion Freight Line Incorporated	20,413	1,873,097
Sankyu Incorporated	22,000	140,798
SEINO Holdings Company Limited	12,800	147,432

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	61

Security name	Shares	Value

Road & Rail (continued)
Senko Company Limited	9,900	$64,681
Sotetsu Holdings Incorporated	34,000	169,478
Stagecoach Group plc	32,565	83,888
TFI International Incorporated	4,111	102,512
Tobu Railway Company Limited	82,000	419,689
Tokyu Corporation	89,000	659,113
Transport International Holdings Limited	30,000	90,237
Union Pacific Corporation	75,700	8,171,058
West Japan Railway Company	14,000	926,770

		43,677,671

Trading Companies & Distributors: 0.92%
AerCap Holdings NV †	7,685	348,131
Air Lease Corporation	50,313	1,958,685
Ashtead Group plc	23,545	483,814
Beacon Roofing Supply Incorporated †	34,000	1,544,960
Brenntag AG	7,227	414,358
Bunzl plc	15,498	433,652
Daewoo International Corporation	5,268	114,375
Fastenal Company	85,124	4,258,754
Finning International Incorporated	10,900	202,375
GATX Corporation «	21,034	1,221,655
Grafton Group plc	12,269	95,911
Hanwa Company Limited	15,000	107,615
HD Supply Holdings Incorporated †	59,217	2,546,331
Howden Joinery Group plc	36,545	194,039
iMarketKorea Incorporated	3,908	40,955
Inaba Denki Sangyo Company Limited	2,700	94,811
Inabata & Company Limited	5,900	77,200
Itochu Corporation	116,200	1,682,312
Iwatani International Corporation	17,000	99,417
Japan Pulp & Paper Company Limited	17,000	56,745
Kanamoto Company Limited	2,700	68,542
Kanematsu Corporation	38,000	65,958
Kloeckner & Company †	5,847	76,624
Kuroda Electric Company Limited	3,800	78,980
LG International Corporation	3,635	104,799
Marubeni Corporation	125,700	813,198
Misumi Group Incorporated	20,900	365,185
Mitsubishi Corporation	115,000	2,594,397
Mitsui & Company Limited	129,900	1,987,610
MonotaRO Company Limited	5,100	144,359
MRC Global Incorporated †	50,131	1,013,148
MSC Industrial Direct Company Class A	25,325	2,547,442
Nagase & Company Limited	8,900	129,367
Nichiden Corporation	1,400	43,553
Noble Group Limited †	606,476	99,536
NOW Incorporated †	56,536	1,082,099
Reece Australia Limited	4,895	161,379
Rexel SA	17,511	283,183

62	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Trading Companies & Distributors (continued)
Russel Metals Incorporated	3,049	$60,902
Seven Group Holdings Limited «	15,155	115,496
SIG plc	51,667	71,804
SK Networks Company Limited	21,212	139,006
Sojitz Corporation	94,300	244,259
Spicers Limited †	39,736	823
STX Corporation Company Limited †(a)	77	162
Sumitomo Corporation	92,000	1,236,139
Tat Hong Holdings Limited †	5,520	1,457
Toromont Industries Limited	4,543	158,468
Toyota Tsusho Corporation	18,100	539,721
Travis Perkins plc	15,412	291,067
Trusco Nakayama Corporation	4,400	99,283
United Rentals Incorporated †	24,845	3,180,905
W.W. Grainger Incorporated	16,180	4,011,993
Wakita & Company Limited	4,600	42,174
Watsco Incorporated	14,580	2,161,777
WESCO International Incorporated †	23,724	1,648,818
Wolseley plc	13,499	823,274
Yamazen Corporation	8,500	79,140
Yuasa Trading Company Limited	2,500	71,988

		42,614,110

Transportation Infrastructure: 0.25%
Abertis Infraestructuras SA	28,764	421,740
Adani Ports & Special Economic Zone Limited	120,788	546,290
Aena SA 144A	3,438	491,699
Aeroports de Paris	1,528	173,208
Airports of Thailand PCL	759,000	842,596
Ansaldo STS SpA	4,371	53,947
Atlantia SpA	22,000	515,080
Auckland International Airport Limited	69,329	366,543
BBA Aviation plc	54,337	205,643
Beijing Capital International Airport Company Limited H Shares	282,000	302,238
CCR SA	144,622	840,955
China Merchants Holdings International Company Limited	121,227	338,091
China Resources and Transportation Group Limited †	85,000	1,292
COSCO Pacific Limited	281,882	314,094
DP World Limited	30,119	637,619
Flughafen Zuerich AG	876	176,883
Fraport AG	2,555	159,997
Groupe Eurotunnel SE	25,728	239,855
Grupo Aeroportuario del Pacifico SAB de CV Class B	64,300	557,182
Grupo Aeroportuario del Sureste SAB de CV Class B	40,300	637,852
Hong Kong Aircraft Engineering Company Limited	6,800	46,601
Hopewell Highway Infrastructure Limited	114,650	60,405
Hutchison Port Holdings Trust	390,099	148,238
International Container Term Services Incorporated	115,740	175,172
Japan Airport Terminal Company Limited	5,000	174,685
Kamigumi Company Limited	18,000	168,712

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	63

Security name	Shares	Value

Transportation Infrastructure (continued)
Macquarie Atlas Roads Limited	35,090	$131,827
Malaysia Airports Holdings Bhd	69,777	101,837
Mitsubishi Logistics Corporation	12,000	172,398
Nissin Corporation	12,000	40,376
Port of Tauranga Limited	31,207	97,781
PT Jasa Marga Tbk	278,630	99,869
SIA Engineering Company	27,700	72,936
Singapore Airport Terminal Services Limited	47,395	169,099
Sydney Airport Holdings Limited	81,795	380,036
TAV Havalimanlari Holding AS	27,058	112,794
The Sumitomo Warehouse Company Limited	14,000	80,751
Transurban Group	151,925	1,284,784
Westshore Terminals Investment Corporation	5,300	107,740

		11,448,845

Information Technology: 17.08%

Communications Equipment: 0.92%
Arista Networks Incorporated †«	23,489	2,794,956
Brocade Communications Systems Incorporated	211,636	2,605,239
Ciena Corporation †	78,980	2,080,333
Cisco Systems Incorporated	250,750	8,570,635
Comba Telecom Systems Holdings Limited	339	64
CommScope Holdings Incorporated †	47,549	1,809,239
D-Link Corporation	533	197
Denki Kogyo Company Limited	9,000	44,782
F5 Networks Incorporated †	19,238	2,756,228
Harris Corporation	30,677	3,371,402
Hitachi Kokusai Electric Incorporated	4,500	102,982
InterDigital Incorporated	19,400	1,630,570
Juniper Networks Incorporated	93,752	2,625,056
Lumentum Holdings Incorporated †	31,029	1,424,231
NetScout Systems Incorporated †	51,900	1,917,705
Nokia Oyj	234,076	1,199,727
Nokia Oyj - BATS Exchange	38,903	199,310
Palo Alto Networks Incorporated †	27,008	4,102,515
Plantronics Incorporated	18,900	1,012,284
Spirent plc	50,029	65,493
Telefonaktiebolaget LM Ericsson Class B	142,361	926,562
Viasat Incorporated †	29,200	2,010,128
Viavi Solutions Incorporated †	121,057	1,212,991
VTech Holdings Limited	12,200	137,670
Zinwell Corporation	297	331

		42,600,630

Electronic Equipment, Instruments & Components: 1.50%
AAC Technologies Holdings Incorporated	101,500	1,068,882
Ai Holdings Corporation	3,400	71,483
Alps Electric Company Limited	15,100	449,593
Amano Corporation	6,400	128,974

64	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Anixter International Incorporated †	16,148	$1,345,128
Anritsu Corporation	13,300	102,403
Arrow Electronics Incorporated †	22,114	1,596,631
AU Optronics Corporation	1,510,215	599,692
Avnet Incorporated	31,438	1,448,663
Azbil Corporation	5,100	163,879
Canon Electronics Incorporated	2,500	39,655
CDW Corporation of Delaware	39,558	2,329,966
Celestica Incorporated †	1,075	14,204
Cheng Uei Precision Industry Company Limited	47,840	59,871
Chroma ATE Incorporated	56,341	172,011
Chunghwa Picture Tubes Limited †	50	3
Citizen Holdings Company Limited	24,300	158,114
Corning Incorporated	48,500	1,339,085
Daiwabo Company Limited	19,000	51,244
Delta Electronics Incorporated	272,542	1,516,907
Delta Electronics Thailand PCL	140,000	371,002
Electrocomponents plc	29,283	172,668
Enplas Corporation	1,300	38,707
FIH Mobile Limited	349,000	135,322
Flextronics International Limited †	40,300	664,520
FLIR Systems Incorporated	71,600	2,628,436
Halma plc	17,677	213,313
Hamamatsu Photonics	11,200	329,984
Hexagon AB Class B	11,916	481,308
Hirose Electric Company Limited	2,400	322,151
Hitachi High Technologies Corporation	5,000	208,287
Hitachi Limited	350,000	1,927,812
Hon Hai Precision Industry Company Limited	2,082,382	6,066,144
Horiba Limited	2,800	155,272
Hosiden Corporation	4,300	37,777
Ibiden Company Limited	9,600	155,435
Ingenico SA	3,640	326,544
Innolux Display Corporation	1,307,179	531,832
IPG Photonics Corporation †	21,100	2,496,130
Jabil Circuit Incorporated	97,600	2,489,776
Japan Aviation Electronics Industry Limited	5,000	69,028
Japan Display Incorporated †«	28,300	70,029
Keyence Corporation	6,500	2,514,487
Keysight Technologies Incorporated †	89,394	3,361,214
Kingboard Chemicals Holdings Limited	140	495
KOA Corporation	2,400	31,126
Kyocera Corporation	26,100	1,435,273
Laird Group plc	24,923	51,801
Largan Precision Company Limited	14,139	2,098,519
LG Display Company Limited	16,048	388,870
LG Innotek Company Limited	1,346	142,843
Littelfuse Incorporated	12,751	2,058,649
Murata Manufacturing Company Limited	15,300	2,199,430
National Instruments Corporation	59,900	1,931,176

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	65

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Nichicon Corporation	6,100	$58,695
Nippon Chemi-Con Corporation	21,000	63,741
Nippon Electric Glass Company Limited	32,000	198,816
Nippon Signal Company Limited	7,200	68,318
OC Oerlikon Corporation AG	12,017	129,820
Oki Electric Industry Company Limited	6,400	91,034
Omron Corporation	15,504	666,557
Optex Company Limited	30	799
Pan-International Industrial Coporation	513	460
Renishaw plc	2,123	80,926
Ryosan Company Limited	3,000	95,598
Samsung Electro-Mechanics Company Limited	5,985	309,637
Samsung SDI Company Limited	3,979	453,939
Shimadzu Corporation	21,000	342,258
Silitech Technology Corporation	254	151
Simplo Technology Company Limited	44,608	145,192
Spectris plc	6,578	198,344
Synnex Corporation	16,500	1,929,180
Synnex Technology International Corporation	182,782	200,787
Taiyo Yuden Company Limited	8,700	116,005
TDK Corporation	9,400	639,245
Tech Data Corporation †	18,500	1,609,500
Topcon Corporation	7,800	136,636
Toyo Corporation	2,400	21,341
TPK Holding Company Limited †	38,638	115,574
Trimble Navigation Limited †	142,118	4,409,922
Tripod Technology Corporation	80,068	209,008
Truly International	166,000	71,422
Unimicron Technology Corporation	207,993	97,147
Universal Display Corporation †	25,300	2,146,705
Venture Corporation Limited	19,329	148,271
Verifone Holdings Incorporated †	58,400	1,207,128
Vishay Intertechnology Incorporated	70,454	1,116,696
WPG Holdings Company Limited	234,508	297,681
Yageo Corporation	66,256	163,033
Yaskawa Electric Corporation	20,100	376,791
Yokogawa Electric Corporation	18,000	280,226
Zebra Technologies Corporation Class A †	29,900	2,712,229
Zhen Ding Technology Holding	130,328	324,510

		69,995,070

Internet Software & Services: 3.19%
58.com Incorporated ADR †«	14,656	536,410
Akamai Technologies Incorporated †	51,048	3,195,605
Alibaba Group Holding Limited ADR †	146,318	15,056,122
Alphabet Incorporated Class A †	27,182	22,966,887
Alphabet Incorporated Class C †	27,245	22,428,356
Auto Trader Group plc 144A	46,779	229,397
Baidu.com Incorporated ADR †	35,883	6,248,307
Carsales.com Limited	23,071	196,873

66	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Internet Software & Services (continued)
Cimpress NV †«	1,840	$147,586
COOKPAD Incorporated	4,300	36,744
CoStar Group Incorporated †	9,600	1,950,528
Criteo SA ADR †	2,535	119,094
Dena Company Limited	8,000	179,946
Dip Corporation	2,900	60,558
eBay Incorporated †	53,000	1,796,700
Facebook Incorporated Class A †	214,895	29,126,868
GMO Internet Incorporated	6,300	81,873
Gourmet Navigator Incorporated	2,900	57,512
Gree Incorporated	10,200	64,190
GrubHub Incorporated †	48,535	1,701,637
HC International Incorporated †	44,000	36,105
IAC/InterActive Corp †	41,700	3,083,298
Internet Initiative Japan Incorporated	3,200	58,135
J2 Global Incorporated	27,225	2,216,660
Just Eat plc †	26,712	165,894
Kakaku.com Incorporated	10,300	148,708
Kakao Corporation	2,836	214,189
Mixi Incorporated	3,800	164,725
Moneysupermarket.com Group plc	23,579	96,464
Naver Corporation	2,195	1,506,363
NetEase Incorporated ADR	10,375	3,164,998
Pandora Media Incorporated †«	129,727	1,606,020
PChome Online Incorporated	16,917	112,877
Rightmove plc	4,487	218,866
SINA Corporation	10,000	695,300
Tencent Holdings Limited	732,700	19,537,660
Twitter Incorporated †«	176,897	2,789,666
United Internet AG	5,850	240,958
VeriSign Incorporated †«	26,800	2,210,196
Weibo Corporation ADR †«	6,496	328,178
Yahoo! Incorporated †	44,800	2,045,568
Yahoo! Japan Corporation	95,400	442,418
Yelp Incorporated †	34,256	1,154,427

		148,418,866

IT Services: 3.02%
Accenture plc Class A	31,600	3,871,000
Alliance Data Systems Corporation	17,028	4,137,463
Amadeus IT Holding SA Class A	20,527	954,771
Amdocs Limited	37,056	2,247,446
Atos Origin SA	4,312	509,347
Automatic Data Processing Incorporated	23,000	2,360,260
Booz Allen Hamilton Holding Corporation	78,419	2,805,048
Broadridge Financial Solutions Incorporated	29,313	2,032,270
Capgemini SA	7,569	647,020
CGI Group Incorporated Class A †	12,700	583,844
Cielo SA	129,703	1,137,351
Cognizant Technology Solutions Corporation Class A †	56,874	3,370,922

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	67

Security name	Shares	Value

IT Services (continued)
Computer Sciences Corporation	34,696	$2,378,758
Computershare Limited	37,367	387,052
Conduent Incorporated †	2,328	37,458
Convergys Corporation	50,177	1,097,873
Corelogic Incorporated †	45,416	1,779,853
DH Corporation	5,253	90,213
Digital Garage Incorporated	3,400	64,341
DST Systems Incorporated	18,100	2,164,760
DTS Corporation	2,800	64,526
EPAM Systems Incorporated †	25,467	1,875,135
Euronet Worldwide Incorporated †	29,580	2,448,632
Fidelity National Information Services Incorporated	78,900	6,491,103
Fiserv Incorporated †	62,628	7,227,271
FleetCor Technologies Incorporated †	27,334	4,646,780
Fujitsu Limited	142,000	824,989
Gartner Incorporated †	24,300	2,508,003
Genpact Limited †	77,400	1,876,176
Global Payments Incorporated	45,250	3,605,973
HCL Technologies Limited	78,861	992,991
Indra Sistemas SA †	3,969	50,058
Infosys Limited ADR	7,328	110,946
Infosys Technologies Limited	257,872	3,912,987
International Business Machines Corporation	43,246	7,776,496
Iress Market Technology Limited	10,600	96,305
Itochu Techno-Science Corporation	3,500	94,864
Jack Henry & Associates Incorporated	23,000	2,156,710
Leidos Holdings Incorporated	75,143	4,005,122
MasterCard Incorporated Class A	87,400	9,654,204
Maximus Incorporated	36,770	2,194,066
NEC Networks & System Integration Corporation	3,800	72,350
Net One Systems Company Limited	7,800	59,709
NeuStar Incorporated Class A †	32,500	1,077,375
Nihon Unisys Limited	6,200	82,726
Nomura Research Institute Limited	10,700	369,540
NS Solutions Corporation	3,400	68,790
NTT Data Corporation	9,800	462,326
OBIC Company Limited	5,000	232,765
Otsuka Corporation	4,100	208,385
Paychex Incorporated	77,400	4,753,908
PayPal Holdings Incorporated †	105,217	4,419,114
Paysafe Group plc †	29,099	152,735
Sabre Corporation	61,085	1,338,372
Science Applications International Corporation	23,580	2,050,753
SCSK Corporation	3,800	140,033
Tata Consultancy Services Limited	66,070	2,442,269
Tech Mahindra Limited	65,212	488,122
The Western Union Company	119,448	2,345,959
Tieto Oyj	5,542	154,412
TIS Incorporated	6,506	157,865
TKC Corporation	1,500	43,727

68	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

IT Services (continued)
Total System Services Incorporated	48,700	$2,653,176
Transcosmos Incorporated	2,900	68,044
Vantiv Incorporated Class A †	46,038	3,009,964
Visa Incorporated Class A	171,494	15,081,182
WEX Incorporated †	21,809	2,425,815
Wipro Limited	69,497	509,154
Wipro Limited ADR «	8,642	84,519
Wirecard AG «	6,111	282,169
Worldpay Group plc 144A	52,714	177,523

		140,683,168

Semiconductors & Semiconductor Equipment: 3.04%
Advanced Micro Devices Incorporated †«	399,786	5,780,906
Advanced Semiconductor Engineering Incorporated	820,359	1,018,657
Advantest Corporation	13,200	231,936
Aixtron AG †	5,289	18,121
Ams AG	3,425	158,232
Analog Devices Incorporated	74,100	6,071,013
Applied Materials Incorporated	55,159	1,997,859
ASM International NV	3,231	164,232
ASM Pacific Technology	30,400	378,096
ASML Holding NV	20,469	2,481,831
Broadcom Limited	36,476	7,693,883
Cavium Incorporated †	37,994	2,488,987
Chipbond Technology Corporation	103,197	159,715
Cirrus Logic Incorporated †	36,100	1,952,288
Cree Incorporated †	56,563	1,535,120
Cypress Semiconductor Corporation	168,986	2,242,444
Dialog Semiconductor plc †	3,642	191,933
Disco Corporation	2,300	345,783
EO Technics Company Limited	909	66,964
Epistar Corporation †	141,952	133,527
Everlight Electronics Company Limited	55,400	89,077
Faraday Technology Corporation	210	246
First Solar Incorporated †«	41,000	1,483,790
Gintech Energy Corporation †	5	3
Global PVQ SE †	2,373	23
Hanergy Thin Film Power Group Limited †(a)	5,441,305	1
Himax Technologies Incorporated ADR «	19,262	130,596
Infineon Technologies AG	52,754	938,911
Integrated Device Technology Incorporated †	76,000	1,817,160
Intel Corporation	236,702	8,568,612
King Yuan Electronics Company Limited	227,075	212,489
Kinsus Interconnect Technology Corporation	35,674	98,696
KLA-Tencor Corporation	46,070	4,151,828
Lam Research Corporation	47,000	5,571,380
Linear Technology Corporation	59,200	3,823,136
Marvell Technology Group Limited	109,800	1,712,880
Maxim Integrated Products Incorporated	69,800	3,092,140
MediaTek Incorporated	221,328	1,613,666

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	69

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Incorporated	53,264	$3,862,705
Micron Technology Incorporated †	297,600	6,975,744
Microsemi Corporation †	65,000	3,368,300
Nanya Technology Corporation	132,980	196,937
Novatek Microelectronics Corporation Limited	76,662	286,951
NVIDIA Corporation	27,500	2,790,700
NXP Semiconductors NV †	14,405	1,480,978
Phison Electronics Corporation	22,637	198,567
Powertech Technology Incorporated	121,116	351,638
PV Crystalox Solar plc †	2,100	619
Qorvo Incorporated †	67,191	4,441,325
QUALCOMM Incorporated	135,597	7,658,519
Radiant Opto-Electronics Corporation	76,389	157,882
Realtek Semiconductor Corporation	66,206	246,736
Renesas Electronics Corporation †	22,100	179,798
Rohm Company Limited	7,100	458,819
Sanken Electric Company Limited †	8,000	35,249
SCREEN Holdings Company Limited	3,600	242,895
Seoul Semiconductor Company Limited	6,457	95,934
Shindengen Electric Manufacturing Company Limited	6,000	25,261
Shinko Electric Industries	8,500	60,528
Silicon Laboratories Incorporated †	23,665	1,597,388
Silicon Motion Technology Corporation ADR	8,675	352,118
Siliconware Precision Industries Company	309,280	487,222
Sino-American Silicon Products Incorporated	81,226	124,390
SK Hynix Incorporated	42,801	1,767,682
Skyworks Solutions Incorporated	54,700	5,186,107
Solarworld AG †	17	76
STMicroelectronics NV	31,086	473,899
Sumco Corporation	14,400	211,748
Synaptics Incorporated †	19,800	1,052,370
Taiwan Semiconductor Manufacturing Company Limited	2,532,863	15,581,269
Teradyne Incorporated	105,835	3,009,947
Texas Instruments Incorporated	50,967	3,905,092
Tokyo Electron Limited	12,200	1,217,339
Tokyo Seimitsu Company Limited	3,000	97,601
Tower Semiconductor Limited †	310	7,156
ULVAC Incorporated	3,400	150,109
United Microelectronics Corporation	2,002,885	831,181
Vanguard International Semiconductor Corporation	127,165	251,238
VIA Technologies Incorporated †	323	119
Windbond Electronics Corporation	419,445	152,223
Xilinx Incorporated	62,200	3,658,604
Xinyi Solar Holdings Limited	49	17

		141,647,141

Software: 2.86%
ACI Worldwide Incorporated †	66,500	1,301,405
Adobe Systems Incorporated †	45,600	5,396,304
Ansys Incorporated †	25,445	2,716,508

70	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Software (continued)
Aspen Technology Incorporated †	43,793	$2,546,125
Asseco Poland SA	11,392	156,913
Autodesk Incorporated †	57,698	4,979,337
AVEVA Group plc	3,299	78,310
Blackbaud Incorporated	27,000	1,931,040
CA Incorporated	77,200	2,491,244
Capcom Company Limited	3,800	77,289
CDK Global Incorporated	82,870	5,505,054
Check Point Software Technologies Limited †	6,136	606,912
Citrix Systems Incorporated	45,900	3,623,805
Colopl Incorporated	3,900	36,173
Com2us Corporation	1,019	98,678
CommVault Systems Incorporated †	23,900	1,172,295
Constellation Software Incorporated	922	432,817
Dassault Systemes SA	6,340	512,006
Ellie Mae Incorporated †	19,033	1,818,793
Fair Isaac Corporation	17,500	2,276,225
Fidessa Group plc	1,541	48,033
FireEye Incorporated †«	86,348	972,278
Fortinet Incorporated †	43,300	1,617,255
Fuji Soft Incorporated	2,300	58,408
Gemalto NV	4,442	267,339
Guidewire Software Incorporated †	41,680	2,277,395
GungHo Online Entertainment Incorporated	28,900	66,883
IGG Incorporated	129,000	91,230
Intuit Incorporated	22,842	2,865,300
Koei Techmo Holdings Company Limited	4,800	95,449
Konami Holdings Corporation	7,900	333,313
Manhattan Associates Incorporated †	40,320	2,022,048
Micro Focus International plc	12,346	334,579
Microsoft Corporation	388,373	24,848,105
NCsoft Corporation	1,526	369,776
Nexon Company Limited	12,600	209,505
NHN Entertainment Corporation †	3,086	159,656
Nice Systems Limited	2,803	194,693
Nintendo Company Limited	8,700	1,819,841
Nippon System Development Company Limited	3,500	52,588
Nuance Communications Incorporated †	145,200	2,472,756
Open Text Corporation	12,200	402,135
Oracle Corporation (Japan)	2,300	133,891
Oracle Financials Services	2,744	153,812
Playtech plc	11,930	132,120
Proofpoint Incorporated †	24,095	1,897,963
PTC Incorporated †	65,553	3,532,651
Red Hat Incorporated †	52,911	4,381,560
Salesforce.com Incorporated †	59,868	4,870,262
SAP SE	45,974	4,283,590
ServiceNow Incorporated †	48,457	4,211,882
Software AG	2,402	89,102
Splunk Incorporated †	39,633	2,446,545

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	71

Security name	Shares	Value

Software (continued)
Square Enix Company Limited	6,500	$197,583
SS&C Technologies Holdings Incorporated	96,600	3,382,932
Symantec Corporation	153,600	4,388,352
Tableau Software Incorporated Class A †	32,014	1,688,418
Take-Two Interactive Software Incorporated †	45,540	2,594,869
Temenos Group AG	3,349	258,924
The Descartes Systems Group Incorporated †	4,720	99,006
The Sage Group plc	52,370	419,792
Trend Micro Incorporated	8,700	381,005
Tyler Technologies Incorporated †	18,924	2,869,825
Ubisoft Entertainment SA †	5,540	203,217
Ultimate Software Group Incorporated †	16,485	3,188,034
V1 Group Limited †	900	35
Verint Systems Incorporated †	35,780	1,350,695
VMware Incorporated Class A †«	40,511	3,641,534
Workday Incorporated Class A †	35,938	2,980,338
Xero Limited †	9,252	125,421

		133,239,156

Technology Hardware, Storage & Peripherals: 2.55%
Acer Incorporated	452,276	217,133
Advantech Company Limited	58,480	497,747
Apple Incorporated	489,543	67,062,496
Asustek Computer Incorporated	110,255	995,842
Blackberry Limited †	27,715	192,599
Brother Industries Limited	19,900	374,990
Canon Incorporated	79,100	2,310,090
Catcher Technology Company Limited	102,213	855,005
Chicony Electronics Company Limited	77,978	183,755
Clevo Company	83,874	79,169
Compal Electronic Incorporated	558,470	349,913
Diebold Incorporated	39,536	1,193,987
Diebold Incorporated - Frankfurt Exchange	747	22,654
Eizo Corporation	2,300	67,150
Electronics For Imaging Incorporated †	26,500	1,220,855
Foxconn Technology Company Limited	184,589	550,940
FUJIFILM Holdings Corporation	33,300	1,287,005
Gigabyte Technology Company Limited	66,579	92,749
Hewlett Packard Enterprise Company	84,977	1,939,175
HP Incorporated	87,266	1,515,810
HTC Corporation †	110,315	283,296
Inventec Company Limited	580,288	430,633
Jess Link Products Company Limited	95	95
Konica Minolta Holdings Incorporated	38,300	369,210
Lenovo Group Limited	964,000	578,681
Lite-On Technology Corporation	356,753	598,004
Logitech International SA	7,612	220,171
Micro-Star International Company Limited	123,981	286,916
NCR Corporation †	65,300	3,138,971
NEC Corporation	198,149	493,851

72	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Neopost SA	2,113	$63,641
NetApp Incorporated	81,126	3,393,501
Pegatron Corporation	298,887	785,073
Qisda Corporation	114,110	59,426
Quanta Computer Incorporated	468,558	971,476
Ricoh Company Limited	56,665	493,792
Riso Kagaku Corporation	2,700	48,571
Ritek Corporation †	71	14
Samsung Electronics Company Limited	8,038	13,662,645
Samsung SDS Company Limited	2,854	328,119
Seagate Technology plc	72,607	3,498,931
Seiko Epson Corporation	24,000	536,846
Stratasys Limited †	2,667	52,727
Toshiba TEC Corporation †	12,000	63,768
Transcend Information Incorporated	45,360	127,413
Wacom Company Limited	14,300	53,715
Western Digital Corporation	68,600	5,273,968
Wistron Corporation	376,724	315,740
Xerox Corporation	209,884	1,561,537

		118,699,795

Materials: 5.50%

Chemicals: 2.50%
Adeka Corporation	7,600	106,344
Agrium Incorporated	6,500	626,656
Air Liquide SA	18,189	1,963,554
Air Water Incorporated	14,200	269,603
Akzo Nobel NV	11,796	791,165
Albemarle Corporation	27,700	2,811,827
Alexandria Mineral Oils Company	948	5,760
Arkema SA	3,354	325,120
Asahi Kasei Corporation	96,000	935,262
Ashland Global Holdings Incorporated	15,323	1,848,873
Asian Paints Limited	40,204	617,172
Axalta Coating Systems Limited †	63,750	1,855,763
BASF SE	42,965	4,000,953
Batu Kawan Bhd	23,635	104,548
Cabot Corporation	32,807	1,902,150
Castrol India Limited	18,024	109,951
Celanese Corporation Series A	35,300	3,147,701
CF Industries Holdings Incorporated	57,500	1,806,650
China Steel Chemical Corporation	23,303	97,085
Christian Hansen Holding AS	5,827	347,784
Chugoku Marine Paints Limited	7,900	59,490
Ciech SA	429	7,903
Clariant AG	17,166	320,810
Corbion NV	2,802	72,133
Covestro AG 144A	3,896	293,336
Croda International plc	8,078	351,627

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	73

Security name	Shares	Value

Chemicals (continued)
Daicel Chemical Industries Limited	26,400	$320,292
Dainichiseika Color & Chemicals Manufacturing Company Limited	10,000	62,842
Denka Company Limited	35,000	182,251
DIC Incorporated	6,500	237,216
DuluxGroup Limited	40,842	192,265
E.I. du Pont de Nemours & Company	44,299	3,479,243
Eastman Chemical Company	36,200	2,905,050
Ecolab Incorporated	24,638	3,054,373
Elementis plc	28,645	106,490
EMS-Chemie Holdings AG	328	186,640
Essentra plc	15,174	102,334
Eternal Chemical Company Limited	104,291	114,055
Evonik Industries AG	7,038	225,993
FMC Corporation	33,000	1,901,460
Formosa Chemicals & Fibre Corporation	499,532	1,580,370
Formosa Plastics Corporation	675,644	2,036,377
Frutarom Industries Limited	1,200	68,091
FUCHS PRETROLUB SE	2,070	87,850
Fufeng Group Limited	200	126
Fujimori Kogyo Company Limited	2,000	55,632
GCP Applied Technologies Incorporated †	40,285	1,061,510
Givaudan SA	371	673,773
Grupa Azoty SA	13,330	227,344
Hanwha Chem Corporation	13,058	292,744
Hexpol AB	11,866	118,968
Hitachi Chemical Company Limited	7,700	216,926
Huntsman Corporation	104,000	2,350,400
Hyosung Corporation	1,499	174,325
Incitec Pivot Limited	125,062	351,898
Indorama Ventures PCL	262,933	267,411
Ingevity Corporation †	23,882	1,288,912
International Flavors & Fragrances Incorporated	23,400	2,941,380
Ishihara Sangyo Kaisha Limited †	3,500	34,456
Israel Chemicals Limited	25,759	109,658
Johnson Matthey plc	9,053	344,192
JSR Corporation	15,000	256,220
K&S AG	10,678	249,662
Kaneka Corporation	24,000	187,351
Kansai Paint Company Limited	20,800	403,984
Kemira Oyj	6,320	80,479
Kolon Industries Incorporated	2,457	154,710
Koninklijke DSM NV	8,487	557,450
Korea Petrochemical Industrial Company Limited	420	98,802
Kumho Petrochemical Company Limited	1,743	118,230
Kuraray Company Limited	27,000	409,765
Kureha Corporation	1,800	75,945
LANXESS AG	4,281	290,712
LG Chem Limited	3,624	907,002
Linde AG	8,688	1,411,443
Lintec Corporation	4,500	95,652

74	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Chemicals (continued)
Lotte Chemical Corporation	1,370	$441,623
Lotte Fine Chemical Company Limited	2,844	84,886
LyondellBasell Industries NV Class A	17,000	1,551,080
Methanex Corporation	4,200	214,048
Mexichem SAB de CV	232,038	548,234
Minerals Technologies Incorporated	19,784	1,528,314
Mitsubishi Chemical Holdings Corporation	108,900	836,246
Mitsubishi Gas Chemical Company Incorporated	16,600	349,598
Mitsui Chemicals Incorporated	78,000	396,440
Monsanto Company	41,108	4,679,324
Nan Ya Plastics Corporation	719,826	1,747,816
NewMarket Corporation	5,278	2,299,572
Nihon Nohyaku Company Limited	6,600	40,947
Nihon Parkerizing Company Limited	10,800	130,452
Nippon Kayaku Company Limited	14,000	192,033
Nippon Paint Company Limited	14,900	480,774
Nippon Shokubai Company Limited	2,600	171,952
Nippon Soda Company Limited	11,000	64,133
Nissan Chemical Industries Limited	11,700	376,999
Nitto Denko Corporation	11,900	1,002,038
NOF Corporation	14,000	152,156
Novozymes AS Class B	10,669	410,378
Nufarm Limited	13,351	90,590
OIC Company Limited	1,961	154,521
Okamoto Industries Incorporated	9,000	81,873
Olin Corporation	86,948	2,702,344
Orica Limited	27,983	392,404
Oriental Union Chemical Corporation	124,253	104,948
Osaka Soda Company Limited	13,000	57,857
Petkim Petrokimya Holding SA	81,285	96,494
Petronas Chemicals Group Bhd	282,157	460,729
Pidilite Industries Limited	24,532	250,822
Potash Corporation of Saskatchewan	39,300	681,729
PPG Industries Incorporated	24,800	2,540,264
PTT Global Chemical PCL	230,569	470,643
RPM International Incorporated	32,918	1,754,200
Sakai Chemical Industry Company Limited	9,000	33,566
Sanyo Chemical Industries Limited	1,700	70,742
Sasol Limited	68,853	1,957,855
Scotts Miracle-Gro Company Class A	23,392	2,120,017
Sensient Technologies Corporation	25,300	2,022,482
Shikoku Chemicals Corporation	6,000	62,860
Shin-Etsu Chemical Company Limited	29,400	2,486,877
Showa Denko KK	10,700	188,485
Sidi Kerir Petrochemcials Company	9,866	11,635
Sika AG	101	568,681
SK Chemicals Company Limited	2,882	164,904
SK Kaken Company Limited «	1,000	92,572
SK Materials Company Limited	454	68,416
SKC Company Limited	2,916	81,104

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	75

Security name	Shares	Value

Chemicals (continued)
Solvay SA	3,467	$403,840
Sumitomo Bakelite Company Limited	18,000	107,188
Sumitomo Chemical Company Limited	120,000	668,655
Symrise AG	6,337	394,145
Syngenta AG	4,356	1,875,810
Synthomer plc	16,872	93,499
Synthos SA	100,388	145,187
T. Hasegawa Company Limited	3,000	51,885
Taekwang Industrial Company Limited	117	99,539
Taiwan Fertilizer Company Limited	97,871	135,386
Taiyo Holdings Company Limited	2,000	85,896
Taiyo Nippon Sanso Corporation	15,600	193,846
Takasago International Corporation	1,700	54,172
Teijin Limited	14,800	283,103
The Dow Chemical Company	57,244	3,564,011
The Israel Corporation Limited †	132	23,851
The Mosaic Company	86,319	2,692,290
The Sherwin-Williams Company	7,600	2,344,904
The Valspar Corporation	21,500	2,391,230
Toagosei Company Limited	9,500	107,308
Tokai Carbon Company Limited	19,000	76,950
Tokuyama Corporation †	26,000	124,509
Tokyo Ohka Kogyo Company Limited	3,700	120,539
Toray Industries Incorporated	120,000	1,073,479
Tosoh Corporation	49,000	426,125
Toyo Ink SC Holding Company Limited	22,000	109,466
Toyobo Company Limited	64,000	111,086
UBE Industries Limited	80,000	200,098
Umicore SA	4,453	234,531
United Phosphorus Limited	49,576	533,740
Victrex plc	6,127	145,287
W.R. Grace & Company	20,635	1,461,783
Wacker Chemie AG	774	86,753
Westlake Chemical Corporation	11,000	697,730
Yara International ASA	8,236	312,700
Zeon Corporation	15,000	164,760

		116,493,412

Construction Materials: 0.52%
Adelaide Brighton Limited	33,183	136,620
Ambuja Cements Limited	105,406	362,340
Anhui Conch Cement Company Limited H Shares	225,000	784,018
Asia Cement Corporation	582,601	576,467
Associated Cement Companies Limited	6,249	132,204
Boral Limited	87,496	393,107
Brickworks Limited	7,295	69,466
Buzzi Unicem SpA	2,286	56,621
Cemex SAB de CV †	1,956,679	1,651,707
CRH plc	38,818	1,310,409
CSR Limited	56,156	179,969

76	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Construction Materials (continued)
Eagle Materials Incorporated	27,300	$2,831,283
Fletcher Building Limited	45,864	319,126
Fletcher Building Limited - Australia Exchange	5,764	39,773
Grasim Industries Limited	18,584	275,813
Heidelbergcement AG	5,847	546,400
Imerys SA	2,034	164,240
James Hardie Industries NV	33,093	494,762
Lafarge Malayan Cement Bhd	36,931	54,897
LafargeHolcim Limited	7,227	411,066
LafargeHolcim Limited - BATS Exchange	15,201	864,975
Martin Marietta Materials Incorporated	18,717	4,041,936
PT Indocement Tunggal Prakarsa Tbk	269,500	306,158
PT Semen Gresik Persero Tbk	438,000	316,118
RHI AG	1,521	36,215
Shree Cement Limited	1,110	268,043
Siam City Cement PCL	6,600	51,241
Suez Cement Company	3,003	2,425
Sumitomo Osaka Cement Company	31,000	128,862
Taiheiyo Cement Corporation	96,000	337,532
Taiwan Cement Corporation	541,781	663,924
TCC International Holdings Limited	79,000	21,676
The Siam Cement PCL	41,092	607,454
Titan Cement Company SA	5,621	133,925
Ultra Tech Cement Limited	10,316	583,618
Ultratech Cement Limited GDR	852	48,201
Vicat SA	586	37,050
Vulcan Materials Company	38,200	4,607,302
Wienerberger AG	7,093	139,766

		23,986,709

Containers & Packaging: 0.59%
Amcor Limited	86,439	931,133
AptarGroup Incorporated	35,582	2,651,215
Avery Dennison Corporation	21,900	1,767,549
Bemis Company Incorporated	49,314	2,444,495
Berry Plastics Group Incorporated †	68,953	3,470,404
BillerudKorsnas AB	8,279	131,432
CCL Industries Incorporated Class B	1,224	260,162
DS Smith plc	44,276	244,867
FP Corporation	2,000	90,614
Fuji Seal International Incorporated	4,200	84,340
Huhtamaki Oyj	4,413	159,188
International Paper Company	21,000	1,106,700
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	403	44,572
Orora Limited	90,062	205,080
Owens-Illinois Incorporated †	85,300	1,688,940
Packaging Corporation of America	27,500	2,541,825
Rengo Company Limited	18,100	105,044
RPC Group plc	23,456	265,732

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	77

Security name	Shares	Value

Containers & Packaging (continued)
Sealed Air Corporation	56,900	$2,644,712
Smurfit Kappa Group plc	10,950	291,229
Sonoco Products Company	52,539	2,801,379
Toyo Seikan Kaisha Limited	13,100	237,291
WestRock Company	61,886	3,324,516

		27,492,419

Metals & Mining: 1.78%
Acerinox SA	5,534	78,648
Aeris Resources Limited †	5,067	175
Agnico-Eagle Mines Limited	10,566	444,294
Aichi Steel Corporation	1,200	52,552
Alacer Gold Corporation †	11,205	21,428
Alamos Gold Incorporated Class A	16,248	117,560
Alcoa Corporation	52,311	1,809,437
Allegheny Technologies Incorporated «	57,300	1,100,733
Alumina Limited	173,920	246,021
Anglo American Platinum Limited †	7,310	169,132
Anglo American plc †	65,746	1,036,486
Anglogold Ashanti Limited †	68,639	761,923
Antofagasta plc	22,131	222,985
ArcelorMittal †	103,828	914,061
Asahi Holdings Incorporated	3,000	51,912
Aurubis AG	2,512	144,903
B2Gold Corporation †	36,617	112,481
Barrick Gold Corporation	54,500	1,005,718
Bekaert SA	2,104	93,115
BHP Billiton Limited	239,521	4,591,019
BHP Billiton plc	98,800	1,590,683
BlueScope Steel Limited	42,186	395,244
Boliden AB	12,794	390,626
Carpenter Technology Corporation	24,500	993,720
Centerra Gold Incorporated	9,076	43,802
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	60	5
China Steel Corporation	1,737,123	1,458,746
Chung Hung Steel Corporation †	635	253
Commercial Metals Company	60,805	1,284,810
Compass Minerals International Incorporated «	17,800	1,349,240
Daido Steel Company Limited	30,000	147,403
Delong Holdings Limited †	900	215
Detour Gold Corporation †	10,048	125,278
Dominion Diamond Corporation	6,750	57,072
Dongkuk Steel Mill Company Limited	4,482	49,943
Dowa Mining Company Limited	21,000	170,288
El Ezz Aldekhela Steel Alexandria †	109	2,729
Eldorado Gold Corporation †	44,407	135,742
Eregli Demir Ve Celik Fabrikalari Tas	280,277	457,488
Ezz Steel †	15,612	15,651
Feng Hsin Iron & Steel Company	77,025	130,115

78	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Metals & Mining (continued)
First Majestic Silver Corporation †	7,100	$64,361
First Quantum Minerals Limited	37,422	389,378
Fortescue Metals Group Limited	126,983	645,483
Franco-Nevada Corporation	8,307	535,433
Freeport-McMoRan Incorporated †	301,100	4,034,740
Fresnillo plc	10,359	191,010
Glencore International plc †	566,327	2,263,132
Goldcorp Incorporated	39,980	633,624
Grupo Mexico SAB de CV Class B	464,656	1,407,740
Hindalco Industries Limited	106,150	293,302
Hindalco Industries Limited GDR 144A	47,917	132,399
Hindustan Zinc Limited	28,650	132,410
Hitachi Metals Limited	14,800	210,779
Hudbay Minerals Incorporated	9,887	76,598
Hyundai Steel Company	6,177	341,422
IAMGOLD Corporation †	23,249	91,722
Iluka Resources Limited	31,234	162,361
Independence Group NL	28,173	78,841
Industrias Penoles SAB de CV	18,533	439,077
JFE Holdings Incorporated	41,792	790,494
JSW Steel Limited	166,600	466,823
KGHM Polska Miedz SA	21,354	677,546
Kinross Gold Corporation †	74,807	263,587
Kobe Steel Limited †	27,500	267,057
Korea Zinc Company Limited	914	336,662
Koza Altin Isletmeleri AS †	9,073	46,947
Kurimoto Limited	1,500	31,270
Kyoei Steel Limited	2,200	41,319
Labrador Iron Ore Royalty Company	1,885	27,008
Lundin Mining Corporation †	29,855	179,598
Maruichi Steel Tube Limited	5,900	186,697
Melewar Industrial Group Bhd †	1	0
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	42,900	7,959
Mineral Resources Limited	11,659	99,938
Mitsubishi Materials Corporation	9,900	328,693
Mitsubishi Steel Manufacturing Company Limited	18,000	41,017
Mitsui Mining & Smelting Company Limited	42,000	138,698
MMC Norilsk Nickel PJSC ADR	95,068	1,516,810
Mongolian Mining Corporation †	269,750	10,598
Neturen Company Limited	4,600	36,974
Nevsun Resources Limited	12,100	30,428
New Gold Incorporated †	29,986	86,468
Newcrest Mining Limited	56,973	967,102
Newmont Mining Corporation	127,564	4,367,791
Nippon Denko Company Limited	6,600	18,799
Nippon Light Metal Holdings Company Limited	52,500	128,978
Nippon Steel Corporation	66,400	1,633,329
Nisshin Steel Holdings Company Limited	9,164	130,268
Nittetsu Mining Company Limited	800	41,230

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	79

Security name	Shares	Value

Metals & Mining (continued)
NMDC Limited	138,030	$310,842
Norsk Hydro ASA	64,635	365,984
Northern Dynasty Minerals †	1,500	2,270
Northern Star Resources Limited	57,697	185,350
NovaGold Resources Incorporated †	8,420	44,503
Novolipet Steel GDR Register Shares	12,289	235,949
Nucor Corporation	76,510	4,787,231
Oceanagold Corporation	37,600	106,725
OSAKA Titanium Technologies Company †	2,400	38,688
Osisko Gold Royalties Limited	2,615	28,666
Outokumpu Oyj †	5,512	54,569
Outotec Oyj †	10,556	59,382
OZ Minerals Limited	23,482	167,434
Pacific Metals Company Limited †	18,000	65,530
Pan American Silver Corporation	10,645	190,267
Petropavlovsk plc †	6,022	502
Philex Mining Corporation	16	3
POSCO	5,894	1,477,735
Pretium Resources Incorporated †	8,226	83,424
PT Aneka Tambang Tbk †	186	10
Randgold Resources Limited	4,388	408,908
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	58,753	152,255
Reliance Steel & Aluminum Company	38,200	3,233,630
Rio Tinto Limited	31,660	1,504,728
Rio Tinto plc	56,750	2,321,690
Royal Gold Incorporated	37,085	2,449,464
Salzgitter AG	1,830	66,905
Sandfire Resources NL	16,276	80,364
Sanyo Special Steel Company Limited	13,000	70,702
Semafo Incorporated †	14,105	43,222
Silver Standard Resources Incorporated †	3,323	36,828
Silver Wheaton Corporation	20,641	402,035
Sims Group Limited	18,611	180,075
Sociedad Minera Cerro Verde SA †	2,160	51,840
South32 Limited - Athens Exchange	346,730	661,936
South32 Limited - London Exchange	50,429	95,740
Southern Copper Corporation «	23,108	847,139
SSAB Svenskt Stal AB Class A †	13,566	53,698
SSAB Svenskt Stal AB Class B †	16,959	56,157
Steel Authority of India Limited †	70,539	64,704
Steel Dynamics Incorporated	128,300	4,695,780
Sumitomo Metal Mining Company Limited	42,000	583,577
Tahoe Resources Incorporated	18,600	157,684
Talvivaara Mining Company plc †(a)	152,775	0
Tata Steel Limited	32,570	235,639
Teck Resources Limited Class B	21,708	433,931
Thyssenkrupp AG	20,385	509,554
Toho Titanium Company Limited	5,100	42,854
Toho Zinc Company Limited	10,000	51,538

80	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Metals & Mining (continued)
Tokyo Steel Manufacturing Company Limited	10,600	$91,710
Ton Yi Industrial Corporation	162,019	80,948
Topy Industries Limited	2,400	67,400
Torex Gold Resources Incorporated †	4,900	94,813
Trilogy Metals Incorporated †	1,636	739
Turquoise Hill Resources Limited †	38,128	119,706
UACJ Corporation	29,000	79,763
United States Steel Corporation	90,700	3,511,904
Vale SA	178,016	1,872,287
Vedanta Limited	145,575	565,336
Viohalco SA †	944	1,797
Voestalpine AG	6,519	274,350
Worthington Industries Incorporated	23,039	1,130,063
Yamana Gold Incorporated	51,646	142,705
Yamato Kogyo Company Limited	3,500	99,381
Yieh Phui Enterprise †	9,467	4,376
Yodogawa Steel Works Limited	3,000	89,190
Young Poong Corporation	159	139,208

		82,860,853

Paper & Forest Products: 0.11%
Canfor Corporation †	5,408	69,829
Daio Paper Corporation «	7,800	96,645
Domtar Corporation	32,900	1,253,161
Empresas CMPC SA	174,641	389,968
Hokuetsu Paper Mills Limited	14,700	101,014
Holmen AB Class B	1,802	69,791
Kapstone Paper & Packaging Corporation	49,900	1,127,740
Mitsubishi Paper Mills Limited †	4,300	29,740
Mondi plc	17,179	400,538
Nippon Paper Industries Company Limited	8,800	160,028
Oji Holdings Corporation	71,000	340,006
Stella-Jones Incorporated	2,000	61,813
Stora Enso Oyj	26,641	286,186
Tokushu Tokai Holdings Company Limited	1,600	61,738
UPM-Kymmene Oyj	24,893	591,516
West Fraser Timber Company Limited	4,050	168,105

		5,207,818

Real Estate: 5.96%

Equity REITs: 5.05%
Abacus Property Group	28,633	68,054
Acadia Realty Trust	42,500	1,361,275
Activia Properties Incorporated	53	261,827
Advance Residence Investment Corporation	102	275,553
Aeon REIT Investment Corporation	79	87,477
Alexandria Real Estate Equities Incorporated	19,600	2,338,476
Allied Properties REIT	1,900	50,096
American Campus Communities Incorporated	69,500	3,551,450

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	81

Security name	Shares	Value

Equity REITs (continued)
American Homes 4 Rent Class A	113,834	$2,705,834
American Tower Corporation	39,913	4,581,613
Apartment Investment & Management Company Class A	38,637	1,797,780
Apple Hospitality REIT Incorporated	82,250	1,615,390
Argosy Property Trust	100,599	72,461
Ascendas REIT	175,963	313,906
AvalonBay Communities Incorporated	12,900	2,370,762
Befimmo SA	766	42,295
Big Yellow Group plc	9,209	83,531
Boardwalk REIT	1,255	42,019
Boston Properties Incorporated	14,389	2,000,503
Brandywine Realty Trust	92,094	1,534,286
Brixmor Property Group Incorporated	64,502	1,505,477
Bunnings Warehouse Property Trust	49,174	107,450
Camden Property Trust	21,600	1,828,440
Canadian Apartment Properties	3,640	88,136
Canadian REIT	2,606	97,710
CapitaLand Commercial Trust Limited	159,252	177,275
CapitaLand Mall Trust	200,976	282,519
Care Capital Properties Incorporated	44,167	1,161,150
Cathay No.1 REIT	266,314	137,476
CBL & Associates Properties Incorporated	89,868	901,376
CDL Hospitality Trusts	79,900	80,675
Champion REIT	159,653	91,725
Charter Hall Group	30,450	122,800
Charter Hall Retail REIT	41,571	136,733
Cofinimmo SA	946	105,030
Colony NorthStar Incorporated Class A	287,456	4,219,854
Columbia Property Trust Incorporated	64,955	1,499,811
Comforia Residential REIT Incorporated	48	111,428
Cominar REIT	4,200	46,895
CoreCivic Incorporated	61,838	2,083,941
CoreSite Realty Corporation	19,220	1,731,145
Corporate Office Properties Trust	49,800	1,697,682
Cousins Properties Incorporated	179,987	1,538,889
Cromwell Group	188,702	142,508
CubeSmart REIT	94,708	2,580,793
CyrusOne Incorporated	42,138	2,144,824
Daiwa House Residential Investment Corporation	102	265,112
Daiwa Office Investment Corporation	27	142,997
DCT Industrial Trust Incorporated	47,884	2,290,771
DDR Corporation	75,826	1,096,444
Derwent Valley Holdings plc	5,382	188,327
Dexus Property Group	71,663	518,672
DiamondRock Hospitality	105,381	1,145,491
Douglas Emmett Incorporated	75,755	3,055,957
Duke Realty Corporation	87,378	2,240,372
DuPont Fabros Technology Incorporated	39,800	2,049,302
Education Realty Trust Incorporated	38,426	1,619,656
Emlak Konut Gayrimenkul Yati	310,038	266,665

82	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Equity REITs (continued)
EPR Properties	33,472	$2,576,005
Equinix Incorporated	19,813	7,451,075
Equinix Incorporated - Frankfurt Exchange	770	289,574
Equity Commonwealth †	66,036	2,064,285
Equity Lifestyle Properties Incorporated	45,450	3,618,729
Equity Residential	18,700	1,179,409
Essex Property Trust Incorporated	19,309	4,531,822
Eurocommercial Properties NV	2,282	80,795
Extra Space Storage Incorporated	37,100	2,937,949
Federal Realty Investment Trust	21,101	2,969,544
Fibra Uno Administracion SAB de CV	474,145	686,503
First Industrial Realty Trust Incorporated	61,500	1,654,350
Fonciere des Regions	2,381	196,018
Fortune REIT	162,000	181,765
Four Corners Property Trust Incorporated	33,173	735,777
Frontier Real Estate Investment Corporation	34	154,951
Fukuoka REIT Corporation	66	104,042
Gaming and Leisure Properties Incorporated	102,421	3,277,472
Gecina SA	1,529	194,541
GGP Incorporated	31,500	783,090
Global One Real Estate Investment Corporation	18	66,732
GLP J-REIT	210	240,011
Goodman Group	118,858	688,020
Goodman Property Trust	119,677	108,185
Granite Real Estate Investment Trust	2,843	98,463
Great Portland Estates plc	18,758	150,828
Growthpoint Properties Limited	364,390	735,586
H&R REIT	7,458	132,517
Hammerson plc	43,889	320,495
Hankyu REIT Incorporated	54	74,455
HCP Incorporated	115,204	3,777,539
Healthcare Realty Trust Incorporated	60,975	1,948,761
Healthcare Trust of America Incorporated Class A	74,555	2,398,434
Heiwa Real Estate REIT Incorporated	98	75,281
Hospitality Properties Trust	86,421	2,746,459
Host Hotels & Resorts Incorporated	182,300	3,279,577
Hulic REIT Incorporated	80	132,378
ICADE	2,059	146,802
Ichigo Real Estate Investment Corporation	125	83,560
Industrial & Infrastructure Fund Investment Corporation	26	121,501
Intu Properties plc	59,358	211,314
Investa Office Fund	45,830	164,094
Invincible Investment Corporation	292	125,408
Iron Mountain Incorporated	60,384	2,194,958
Japan Excellent Incorporated	94	121,908
Japan Hotel REIT Investment Corporation	277	198,729
Japan Logistics Fund Incorporated	65	140,247
Japan Prime Realty Investment Corporation	68	269,954
Japan Real Estate Investment Corporation	95	523,432
Japan Rental Housing Investment Incorporated	121	89,933

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	83

Security name	Shares	Value

Equity REITs (continued)
Japan Retail Fund Investment Corporation	194	$390,262
Kenedix Realty Investment	34	202,163
Kenedix Residential Investment Corporation	28	78,508
Kenedix Retail REIT Corporation	40	94,673
Keppel REIT	138,263	102,114
Kilroy Realty Corporation	27,195	2,098,094
Kimco Realty Corporation	104,780	2,540,915
Kite Realty Group Trust	43,949	995,445
Kiwi Property Group Limited	138,553	142,714
KLCC Property Holdings Bhd	70,107	123,161
Klepierre	9,705	360,520
Lamar Advertising Company Class A	43,510	3,284,135
Land Securities Group plc	37,471	495,646
LaSalle Hotel Properties	59,452	1,718,163
LaSalle Logiport REIT	114	108,272
Lexington Corporate Properties Trust	112,258	1,252,799
Liberty Property Trust	77,332	3,049,974
Life Storage Incorporated	26,311	2,331,944
Link REIT	166,655	1,149,619
LondonMetric Property plc	39,556	76,079
Mack-Cali Realty Corporation	47,134	1,373,956
Mapletree Industrial Trust	119,200	141,621
Mapletree Logistics Trust	202,251	155,145
MCUBS MidCity Investment Corporation	22	66,581
Merlin Properties Socimi SA	18,214	206,756
Mid-America Apartment Communities Incorporated	33,406	3,431,798
Mirvac Group	276,536	455,843
Mori Hills REIT Corporation	125	171,681
Mori Trust Sogo REIT Incorporated	87	142,567
National Health Investors Incorporated	22,600	1,711,272
Nippon Accommodations Fund Incorporated	36	155,895
Nippon Building Fund Incorporated	107	598,122
Nippon Prologis REIT Incorporated	139	298,798
NIPPON REIT Investment Corporation	31	80,435
Nomura Real Estate Master Fund Incorporated	318	476,384
Omega Healthcare Investors Incorporated «	48,074	1,569,135
ORIX JREIT Incorporated	190	299,177
Outfront Media Incorporated	72,616	1,884,385
Paramount Group Incorporated	91,889	1,601,625
Park Hotels & Resorts Incorporated	12,002	306,531
Parkway Incorporated †	19,148	401,725
Parkway Life REIT	42,300	73,347
Pebblebrook Hotel Trust	37,940	1,090,775
Physicians Realty Trust	71,316	1,420,615
Piedmont Office Realty Trust Incorporated Class A	76,400	1,752,616
Potlatch Corporation	21,322	943,499
Precinct Properties New Zealand Limited	95,773	83,817
Premier Investment Corporation	108	123,915
Public Storage Incorporated	13,997	3,183,758
Quality Care Properties Incorporated †	33,499	635,811

84	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Equity REITs (continued)
Rayonier Incorporated	64,500	$1,847,280
Realty Income Corporation «	63,762	3,907,335
Redefine Properties Limited	878,951	728,355
Regency Centers Corporation	25,783	1,813,834
Resilient REIT Limited	67,799	620,231
Retail Properties of America Incorporated Class A	124,874	1,924,308
RioCan REIT	9,288	186,571
RLJ Lodging Trust	65,386	1,488,185
Ryman Hospitality Properties Incorporated	26,831	1,729,795
SBA Communications Corporation †	36,598	4,236,950
Scentre Group	397,386	1,328,387
Segro plc	38,757	237,477
Sekisui House REIT incorporated	79	107,588
Sekisui House SI Investment Corporation	83	93,088
Senior Housing Properties Trust	124,989	2,562,275
Shaftesbury plc	15,900	180,624
Shopping Centres Australasia Property Group	79,659	136,196
SIA REIT Incorporated	18	30,987
Simon Property Group Incorporated	28,886	5,326,578
Smart REIT	3,567	89,779
Spirit Realty Capital Incorporated	254,377	2,795,603
Starhill Global REIT	167,700	88,553
Stockland Australia	186,212	673,869
Sun Communities Incorporated	37,700	3,122,691
Sunstone Hotel Investors Incorporated	113,850	1,679,288
Suntec REIT	189,327	233,720
Taubman Centers Incorporated	34,273	2,390,884
The British Land Company plc	47,865	366,754
The Geo Group Incorporated	39,460	1,878,691
The GPT Group	133,958	506,339
Tokyu REIT Incorporated	89	112,730
UDR Incorporated	65,900	2,405,350
Unibail-Rodamco SE	4,646	1,059,946
United Urban Investment Corporation	225	349,682
Uniti Group Incorporated	73,757	2,136,740
Urban Edge Properties REIT	48,272	1,338,583
Vastned Retail NV	699	24,881
VEREIT Incorporated	240,093	2,177,644
Vicinity Centres	243,847	540,307
Washington Prime Group Incorporated	97,543	904,224
Washington Real Estate Investment Trust	39,275	1,284,685
Weingarten Realty Investors	62,000	2,199,140
Welltower Incorporated	18,491	1,301,397
Wereldhave NV	2,737	119,550
Westfield Corporation	142,677	962,636
Weyerhaeuser Company	179,834	6,064,002
Workspace Group plc	7,295	71,873
WP Carey Incorporated	26,194	1,652,579
Xenia Hotels & Resorts Incorporated	56,230	987,961
Yuexiu Real Estate Investment Trust	79,000	47,016

		235,175,279

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	85

Security name	Shares	Value

Real Estate Management & Development: 0.91%
Aeon Mall Company Limited	8,400	$128,978
Africa Israel Investments Limited †	701	118
Aldar Properties PJSC	570,649	372,922
Allreal Holding AG	890	139,036
Ascendas India Trust	54,800	42,623
Atrium European Real Estate Limited	7,168	29,244
Ayala Land Incorporated	1,049,100	737,493
Bukit Sembawang Estates Limited	18,500	63,761
Buwog AG	3,348	83,600
C C Land Holdings Limited	511	156
CA Immobilien Anlagen AG	2,609	51,134
Capital & Counties Properties plc	35,199	128,366
CapitaLand Limited	219,791	570,886
Castellum AB	12,780	173,154
Cathay Real Estate Development Company Limited	121,173	82,626
Central Pattana PCL	234,100	370,544
Cheung Kong Property Holding Limited	210,500	1,431,733
China Evergrande Group	595,010	446,857
China Overseas Land & Investment Limited	642,480	1,978,033
China Resources Land Limited	448,888	1,225,885
China Vanke Company Limited H Shares	237,180	595,784
Chinese Estates Holdings Limited	45,696	68,989
City Developments Limited	54,800	370,313
Colliers International Group	1,438	72,387
Country Garden Holdings Company Limited	1,436,580	1,028,918
Daibiru Corporation	7,100	64,652
Daikyo Incorporated	29,000	60,661
Daito Trust Construction Company Limited	5,600	783,586
Daiwa House Industry Company Limited	49,000	1,345,107
Deutsche Euroshop AG	3,197	132,479
Deutsche Wohnen AG	15,724	540,136
DLF Limited	57,094	128,746
Dream Unlimited Class A †	2,583	13,069
Emaar Properties PJSC	490,149	994,312
Emperor International Holdings Limited	132,000	40,299
F&C Commercial Property Trust Limited	49,603	85,493
Fabege AB	8,690	146,621
Far East Consortium International Limited	109,193	49,794
Farglory Land Development Company Limited	34,789	44,104
First Capital Realty Incorporated	4,989	78,580
FirstService Corporation	1,438	82,835
Future Mall Management Limited †	336	272
Gazit Globe Limited	2,889	30,072
Global Logistic Properties Limited	220,387	418,317
Goldcrest Company Limited	2,240	40,894
Goldin Properties Holdings Limited †	96,000	82,114
Grainger plc	24,465	76,895
Great Eagle Holdings Limited	18,414	87,292
Guocoland Limited	28,554	37,491
Hang Lung Group Limited	64,000	265,880

86	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Real Estate Management & Development (continued)
Hang Lung Properties Limited	154,000	$388,824
Heiwa Real Estate Company Limited	3,400	47,908
Heliopolis Housing	3,774	6,114
Henderson Land Development Company Limited	92,513	537,471
Highwealth Construction Corporation	179,682	291,833
HKC Holdings Limited †	5,688	2,902
HKR International Limited †	83,200	45,336
Hong Kong Land Holdings Limited	88,000	601,040
Hufvudstaden AB Class A	9,572	148,565
Hulic Company Limited	36,400	346,358
Hysan Development Company Limited	45,533	212,330
Immoeast AG Interim Shares (a)	15,082	0
Immofinanz AG	66,966	121,881
Immofinanz AG Interim Shares †(a)	19,870	0
Jones Lang LaSalle Incorporated	13,355	1,531,819
K Wah International Holdings Limited	117,672	65,635
Kenedix Incorporated	24,000	94,423
Kerry Properties Limited	45,053	138,126
Kowloon Development Company Limited	30,000	30,916
Kungsleden	16,715	96,013
Land & Houses PCL	301,640	85,984
LEG Immobilien AG	3,019	248,798
Lendlease Corporation Limited	43,044	502,618
Leopalace21 Corporation	19,700	103,458
Longfor Properties Company Limited	202,000	323,183
Medinet Nasr Housing †	8,922	11,175
Megaworld Corporation	1,821,000	132,001
Midland Holdings Limited	36,000	9,831
Midland IC&I Limited †	180,000	1,322
Mitsubishi Estate Company Limited	102,189	1,996,572
Mitsui Fudosan Company Limited	73,000	1,652,401
Mobimo Holding AG	528	140,234
New World Development Limited	399,417	522,753
Nexity SA	1,034	49,896
Nomura Real Estate Holding Incorporated	9,300	157,780
NTT Urban Development Corporation	10,400	95,627
Palm Hills Developments SAE	52,720	10,085
Prelios SpA †	730	73
PSP Swiss Property AG	2,412	224,785
PT Bumi Serpong Damai Tbk	1,833,500	251,598
PT Lippo Karawaci Terbuka Tbk	3,298,500	181,793
Radium Life Tech Company Limited †	1,088	358
Realogy Holdings Corporation	80,877	2,240,293
Red Star Macalline Group Corporation H shares	303,100	324,852
Relo Holdings Incorporated	800	115,929
Robinsons Land Company	245,700	115,963
Ruentex Development Company Limited †	135,152	170,021
Savills plc	6,846	72,716
Shimao Property Holding Limited	187,000	268,351
Shree Precoated Steels Limited †	2,644	65

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	87

Security name	Shares	Value

Real Estate Management & Development (continued)
Sinarmas Land Limited	56,100	$18,214
Sino Land Company	225,961	393,538
Sino-Ocean Land Holdings Limited	686,500	341,353
SM Prime Holdings Incorporated	1,613,954	944,942
SP Setia Bhd	181,497	138,984
Sumitomo Real Estate Sales Company Limited	1,700	43,277
Sumitomo Realty & Development Company Limited	34,000	938,484
Sun Hung Kai Properties Limited	117,284	1,714,789
Swire Pacific Limited Class A	38,500	395,767
Swire Pacific Limited Class B	72,500	132,805
Swire Properties Limited	78,583	236,370
Swiss Prime Site AG	3,774	327,667
TAG Immobilien AG	7,563	103,318
Talaat Moustafa Group	108,625	54,450
The Howard Hughes Corporation †	20,331	2,365,918
The St. Joe Company †	35,888	593,946
The Unite Group plc	13,766	106,760
The Wharf Holdings Limited	90,500	717,551
Tian An China Investment	148,097	95,960
TOC Company Limited	9,200	75,421
Tokyo Tatemono Company Limited	16,000	225,733
Tokyu Fudosan Holdings Corporation	39,000	222,173
UEM Land Holdings Bhd	275,419	70,716
United Industrial Corporation Limited	42,877	89,034
United Overseas Land Limited	43,837	206,141
Vonovia SE	21,799	759,557
Wheelock & Company Limited	59,000	383,433
Wheelock Properties (Singapore) Limited	26,000	33,766
Wing Tai Holdings Limited	58,630	74,888

		42,346,205

Telecommunication Services: 2.24%

Diversified Telecommunication Services: 1.34%
AT&T Incorporated	306,677	12,816,032
BCE Incorporated	13,401	584,591
Bezeq Israeli Telecommunication Corporation Limited	117,829	210,351
Bharti Infratel Limited	70,246	299,278
BT Group plc	410,339	1,665,493
Cellnex Telecom SA	9,075	136,664
CenturyLink Incorporated «	134,760	3,269,278
China Telecom Corporation Limited H Shares	2,320,000	1,090,829
China Unicom Limited	835,688	1,016,230
Chorus Limited	42,736	127,441
Chunghwa Telecom Company Limited	531,155	1,763,400
Citic 1616 Holdings Limited	481	151
Deutsche Telekom AG	150,957	2,608,357
Elisa Oyj	7,002	233,442
Frontier Communications Corporation «	281,941	826,087
Hellenic Telecommunications Organization SA	44,170	396,342

88	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Hong Kong Broadband Network Limited	101,000	$117,746
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	209,364	279,407
Hutchison Telecommunications Hong Kong Holdings Limited	130,000	40,694
Iliad SA	1,204	249,300
Inmarsat plc	26,816	236,749
Koninklijke KPN NV	181,319	511,918
KT Corporation	13,489	363,246
Level 3 Communications Incorporated †	84,070	4,813,008
LG Uplus Corporation	22,556	255,332
Manitoba Telecom Services Incorporated	1,145	33,853
Nippon Telegraph & Telephone Corporation	50,000	2,114,469
Ooredoo QSC	22,080	642,759
Orange Polska SA	88,450	102,903
Orange SA	107,794	1,629,019
PCCW Limited	305,477	186,130
Proximus SA	6,641	195,270
PT Telekomunikasi Indonesia Persero Tbk	6,900,678	1,992,172
PT Tower Bersama Infrastructure Tbk	373,500	140,034
Rostelecom Sponsored ADR	2,411	19,324
SFR Group SA †	5,294	154,233
Singapore Telecommunications Limited	597,186	1,678,973
Spark New Zealand Limited	130,897	338,484
Sunrise Communications Group AG 144A	2,094	149,802
Swisscom AG	1,187	522,618
Taicom PCL	124,500	68,482
TalkTalk Telecom Group plc «	38,191	83,310
TDC AS †	37,935	204,141
Telecom Egypt Company	36,313	25,561
Telecom Italia SpA †	584,337	473,880
Telecom Italia SpA RSP	281,893	187,843
Telecom Malaysia Bhd	278,998	387,078
Telefonica Brasil SA	5,804	69,868
Telefonica Deutschland Holding AG	29,221	128,285
Telefonica SA	201,733	2,062,144
Telenor ASA	32,309	526,825
Telia Company AB	127,610	512,894
Telstra Corporation Limited	311,996	1,152,979
Telus Corporation †	9,086	295,661
Tiscali SpA †	388	20
TPG Telecom Limited	29,761	142,383
True Corporation PCL	2,056,516	368,229
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	77,528	122,712
Verizon Communications Incorporated	203,597	10,104,519
Vocus Communications Limited	33,416	112,216
Zayo Group Holdings Incorporated †	55,144	1,738,139

		62,578,578

Wireless Telecommunication Services: 0.90%
Advanced Info Service PCL - Foreign Register	149,500	719,543
America Movil SAB de CV Class L	3,366,036	2,141,101

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	89

Security name	Shares	Value

Wireless Telecommunication Services (continued)
Axiata Group Bhd	635,970	$634,538
Bharti Airtel Limited	175,064	958,121
China Mobile Limited	750,000	8,270,105
Digi.com Bhd	348,040	395,072
Drillisch AG	2,049	92,906
Empresa Nacional de Telecomunicaciones SA †	19,249	211,718
Far Eastone Telecommunications Company Limited	269,458	649,011
Freenet AG	6,316	188,457
Global Telecom Holding †	126,080	49,190
Globe Telecom Incorporated	5,500	200,219
Idea Cellular Limited	194,419	337,588
Intouch Holdings PCL Class F	276,800	420,289
KDDI Corporation	130,800	3,421,792
M1 Limited	62,300	92,468
Maxis Bhd	342,347	486,534
Millicom International Cellular SA	4,067	221,899
Mobile TeleSystems PJSC ADR	95,112	976,800
MTN Group Limited	210,597	1,923,188
NTT DOCOMO Incorporated	94,500	2,243,371
Okinawa Cellular Telephone Company	1,600	51,698
Orascom Telecom Media & Technology Holding SAE †	208,395	8,683
PLDT Incorporated	16,477	479,068
PT Indonesian Satellite Corporation Tbk †	159,500	84,917
PT Xl Axiata Tbk †	430,375	96,492
Reliance Communications Limited †	294,863	171,918
Reliance Communications Limited GDR 144A†	21,628	12,609
Rogers Communications Incorporated Class B	16,800	705,291
SK Telecom Company Limited	2,907	595,154
SmarTone Telecommunications Holding Limited	35,688	48,455
SoftBank Group Corporation	66,045	4,915,824
Sprint Corporation †«	32,478	286,131
StarHub Limited	72,000	147,966
T-Mobile US Incorporated †	27,041	1,690,874
Taiwan Mobile Company Limited	281,762	990,457
Tele2 AB Class B	21,971	196,548
Telephone & Data Systems Incorporated	49,172	1,329,119
Tim Participacoes SA	118,120	370,573
Total Access Communication PCL	126,900	158,146
Turkcell Iletisim Hizmetleri AS †	179,821	587,033
VimpelCom Limited ADR	32,963	135,478
Vodacom Group Proprietary Limited	68,621	775,429
Vodafone Group plc	1,239,955	3,106,430
Vodafone Qatar †	84,366	215,242

		41,793,445

Utilities: 3.49%

Electric Utilities: 1.52%
Acciona SA	1,678	125,628
ALLETE Incorporated	26,032	1,749,611

90	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Electric Utilities (continued)
Alliant Energy Corporation	56,036	$2,212,301
American Electric Power Company Incorporated	25,080	1,679,608
AusNet Services	168,895	209,777
CEZ AS	21,892	386,668
Cheung Kong Infrastructure Holdings Limited	55,000	453,085
Chubu Electric Power Company Incorporated	52,100	686,350
CLP Holdings Limited	147,000	1,495,015
Contact Energy Limited	53,404	188,103
Duke Energy Corporation	35,140	2,900,807
Edison International	16,668	1,329,106
El Paso Electric Company	21,300	1,040,505
Electricite de France SA «	18,088	177,252
Emera Incorporated	8,223	282,004
Endesa SA	14,858	316,307
Enea SA †	15,689	41,175
Enel SpA	361,086	1,550,029
Energa SA	65,141	174,963
Energias de Portugal SA	114,108	352,866
Enersis Chile SA	3,568,330	367,119
Enersis SA	5,708,549	1,110,448
Entergy Corporation	44,146	3,384,232
Eversource Energy	78,178	4,585,921
Exelon Corporation	47,071	1,727,976
FirstEnergy Corporation	104,946	3,403,399
Fortis Incorporated	16,774	532,065
Fortum Oyj	20,363	312,586
Great Plains Energy Incorporated	113,246	3,290,929
Hawaiian Electric Industries Incorporated	57,077	1,899,523
HK Electric Investments Limited 144A	227,416	198,622
Hokkaido Electric Power Company Incorporated	15,000	108,683
Hokuriku Electric Power Company	15,100	149,192
Hydro One Limited 144A	10,357	184,027
Iberdrola SA	286,834	1,906,492
IDACORP Incorporated	26,544	2,201,294
Infratil Limited	76,309	158,575
Kansai Electric Power Company Incorporated †	58,400	647,445
Korea Electric Power Corporation	19,432	749,268
Kyushu Electric Power Company Incorporated	36,100	401,665
Manila Electric Company	70,080	407,236
NextEra Energy Incorporated	23,811	3,119,241
OGE Energy Corporation	49,196	1,811,889
PG&E Corporation	25,765	1,719,814
Pinnacle West Capital Corporation	27,404	2,252,335
PNM Resources Incorporated	41,937	1,522,313
Polska Grupa Energetyczna SA	168,275	491,293
Portland General Electric Company	46,735	2,118,498
Power Assets Holdings Limited	97,105	871,242
Power Grid Corporation of India Limited	208,286	599,864
PPL Corporation	34,666	1,278,482
Public Power Corporation SA †	6,664	19,415

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	91

Security name	Shares	Value

Electric Utilities (continued)
Red Electrica Corporacion SA	20,249	$365,646
Shikoku Electric Power Company Incorporated	15,300	153,620
Spark Infrastructure Group	125,538	223,300
SSE plc	47,133	901,254
Tata Power Company Limited	125,626	155,529
Tauron Polska Energia SA †	140,137	103,406
Tenaga Nasional Bhd	379,028	1,155,865
Terna SpA	65,520	303,469
The Chugoku Electric Power Company Incorporated	24,900	274,389
The Okinawa Electric Power Company Incorporated	3,800	87,707
The Southern Company	49,945	2,538,205
Tohoku Electric Power Company Incorporated	38,300	491,598
Tokyo Electric Power Company Incorporated †	60,500	232,641
Trustpower Limited	2,520	8,350
Westar Energy Incorporated	34,913	1,884,604
Xcel Energy Incorporated	25,938	1,133,750

		70,895,576

Gas Utilities: 0.53%
APA Group	83,170	539,464
Atmos Energy Corporation	25,666	2,009,391
Aygaz AS	8,565	31,303
China Gas Holdings Limited	432,000	641,080
China Resources Gas Group Limited	138,000	421,312
ENN Energy Holdings Limited	56,000	270,517
Gail India Limited	42,221	327,105
Gas Natural SDG SA	16,852	328,049
Hong Kong & China Gas Company Limited	550,302	1,059,077
Infraestructura Energetica Nova SAB de CV	71,112	304,601
Italgas SpA †	30,495	121,278
Korea Gas Corporation	3,792	164,155
National Fuel Gas Company	44,800	2,701,440
New Jersey Resources Corporation	45,300	1,784,820
ONE Gas Incorporated	27,483	1,801,511
Osaka Gas Company Limited	159,000	613,101
Petronas Gas Bhd	111,053	500,739
PT Perusahaan Gas Negara Persero Tbk	1,558,000	330,619
Rubis SCA	2,000	187,514
Saibu Gas Company Limited	31,000	72,847
Shizuoka Gas Company Limited	7,600	48,166
South Jersey Industries Incorporated	41,700	1,460,334
Southwest Gas Corporation	25,007	2,138,849
Spire Incorporated	24,017	1,582,720
Superior Plus Corporation	6,592	61,145
Toho Gas Company Limited	39,000	280,493
Tokyo Gas Company Limited	147,000	667,058
Towngas China Company Limited	84,000	46,096
UGI Corporation	42,658	2,057,395
WGL Holdings Incorporated	26,911	2,246,799

		24,798,978

92	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Shares	Value

Independent Power & Renewable Electricity Producers: 0.26%
Aboitiz Power Corporation	254,900	$218,275
AES Corporation	162,500	1,872,000
AES Gener SA	314,724	120,032
Algonquin Power & Utilities Corporation	12,800	116,320
Calpine Corporation †	203,600	2,384,156
Capital Power Corporation	5,100	96,839
China Longyuan Power Group Corporation H Shares	520,000	446,122
China Renewable Energy Investment Limited	9,871	324
China Resources Power Holdings Company	241,185	436,829
Colbun SA	1,090,504	214,762
Drax Group plc	23,596	102,916
EDP Renovaveis SA	6,360	41,869
Electric Power Development Company Limited	13,100	307,721
Electricity Generating PCL	32,100	190,363
Enel Generacion Chile SA	764,364	519,564
Energy Development Corporation	1,031,450	121,190
Engie Brasil Energia SA	27,417	325,902
Etrion Corporation †	1,567	368
Glow Energy PCL	138,500	309,493
Malakoff Corporation Bhd	753,204	195,087
Neyveli Lignite Corporation Limited	3,263	4,512
NHPC Limited	123,869	56,626
Northland Power Incorporated	5,300	97,604
NRG Energy Incorporated	165,889	2,747,122
NTPC Limited	316,717	773,531
Ratchaburi Electricity Generating Holding PCL ADR	13,700	20,409
Tilt Renewables Limited	2,520	3,957
Transalta Corporation	16,300	87,256
Uniper SE †	12,381	175,760

		11,986,909

Multi-Utilities: 0.99%
A2A SpA	88,963	123,558
AGL Energy Limited	50,247	929,208
Ameren Corporation	59,762	3,268,384
ATCO Limited Class I	5,458	186,481
Avista Corporation	33,720	1,344,416
Black Hills Corporation	27,942	1,812,877
Canadian Utilities Limited Class A	7,698	207,142
CenterPoint Energy Incorporated	106,110	2,898,925
Centrica plc	256,278	721,548
CMS Energy Corporation	68,821	3,063,911
Consolidated Edison Incorporated	15,515	1,195,276
Dominion Resources Incorporated	31,945	2,480,210
DTE Energy Company	44,181	4,479,070
Duet Group	189,591	399,738
E.ON SE	93,604	726,476
Engie SA	75,592	924,148
Hera SpA	28,768	71,316
Just Energy Group Incorporated «	5,503	31,405

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	93

Security name		Shares	Value

Multi-Utilities (continued)
Keppel Infrastructure Trust		37,461	$13,232
MDU Resources Group Incorporated		102,703	2,784,278
National Grid plc		184,283	2,235,226
NiSource Incorporated		79,587	1,902,925
Northwestern Corporation		25,417	1,486,895
Public Service Enterprise Group Incorporated		25,802	1,186,376
RWE AG †		22,623	322,473
SCANA Corporation		35,257	2,445,073
Suez Environnement Company SA		18,550	278,172
Vector Limited		19,072	44,922
Vectren Corporation		43,619	2,457,931
Veolia Environnement SA		23,936	391,778
WEC Energy Group Incorporated		75,868	4,572,564
YTL Corporation Bhd		1,317,130	459,809
YTL Power International Bhd		938,337	314,892

			45,760,635

Water Utilities: 0.19%
Aguas Andinas SA Class A		408,448	218,026
American Water Works Company Incorporated		43,878	3,422,484
Aqua America Incorporated		93,312	2,961,723
Beijing Enterprises Water Group Limited		814,000	581,960
Guangdong Investment Limited		530,000	722,333
Hyflux Limited		53,800	21,690
Pennon Group plc		23,485	252,510
Severn Trent plc		11,148	323,416
United Utilities Group plc		31,898	387,297

			8,891,439

Total Common Stocks (Cost $3,212,145,714)			4,499,235,700

	Dividend yield
Preferred Stocks: 0.53%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Bayerische Motoren Werke AG ±	4.85%	3,033	226,174
Hyundai Motor Company ±	3.79	2,820	254,380
Hyundai Motor Company ±	3.91	1,827	158,181
Porsche Automobile Holding SE ±	2.89	7,163	395,739
Volkswagen AG ±	1.47	8,585	1,270,564

			2,305,038

Multiline Retail: 0.01%
Lojas Americanas SA ±	0.30	113,903	600,453

Consumer Staples: 0.03%

Beverages: 0.00%
ITO EN Limited ±	2.45	3,000	53,407

94	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Dividend yield	Shares	Value

Household Products: 0.03%
Henkel AG & Company KGaA ±	1.37%	8,334	$1,040,943

Personal Products: 0.00%
LG Household & Health Care Limited ±	1.24	144	72,334

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Petroleo Brasileiro SA †	0.00	571,334	2,787,801
Surgutneftegaz SP ADR ±	19.34	110,200	604,998

			3,392,799

Financials: 0.24%

Banks: 0.24%
Banco Bradesco SA ±	0.67	362,599	3,895,229
Itau Unibanco Holding SA ±	4.36	451,357	5,807,721
Itausa Investimentos Itau SA ±	5.11	425,280	1,372,488
Shinkin Central Bank Class A ±	2.70	52	109,189

			11,184,627

Health Care: 0.01%

Biotechnology: 0.01%
Grifols SA Class B ±	1.75	14,798	257,416

Health Care Equipment & Supplies: 0.00%
Sartorius AG Vorzug ±	0.65	2,089	156,775

Life Sciences Tools & Services: 0.00%
Valneva SE †	0.00	404	13

Information Technology: 0.04%

Technology Hardware, Storage & Peripherals: 0.04%
Samsung Electronics Company Limited ±	1.78	1,288	1,704,044

Materials: 0.07%

Chemicals: 0.01%
Fuchs Petrolub AG ±	2.03	4,247	196,663
LG Chem Limited ±	2.65	563	88,377
Sociedad Quimica y Minera de Chile SA Class B ±	5.33	8,003	251,319

			536,359

Metals & Mining: 0.06%
Vale SA ±	3.29	274,899	2,784,335

Real Estate: 0.00%

Real Estate Management & Development: 0.00%
SP Setia Bhd †	0.00	107,657	26,672

Portfolio of investments—February 28, 2017	Wells Fargo Diversified Stock Portfolio	95

Security name	Dividend yield		Shares	Value

Telecommunication Services: 0.01%

Diversified Telecommunication Services: 0.01%
Telefonica Brasil SA ±	5.78%		35,519	$524,165

Utilities: 0.00%

Multi-Utilities: 0.00%
RWE AG ±	1.27		2,466	26,686

Total Preferred Stocks (Cost $20,379,836)				24,666,066

		Expiration date
Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Canara Bank †(a)		3-16-2017	875	1,168
Itausa Investimentos Itau SA - Common Shares †(a)		3-31-2017	699	826
Itausa Investimentos Itau SA - Preferred Shares †(a)		3-31-2017	6,969	8,965

				10,959

Capital Markets: 0.00%
Samsung Securities Company Limited †(a)		3-8-2017	1,168	7,083

Health Care: 0.00%

Biotechnology: 0.00%
Intercell AG †(a)		5-16-2017	1,885	0

Industrials: 0.00%

Airlines: 0.00%
Korean Air Lines Company Limited †(a)		3-7-2017	1,194	8,557

Total Rights (Cost $0)				26,599

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Peugeot SA †		4-29-2017	5,831	25,018

Media: 0.00%
Yellow Pages Limited †		12-20-2022	128	96

Energy: 0.00%

Energy Equipment & Services: 0.00%
KNM Group Bhd †		11-15-2017	47,262	160

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Discount Investment Corporation †		12-21-2017	276	619
Discount Investment Corporation †		12-21-2018	276	585

				1,204

Total Warrants (Cost $39,410)				26,478

96	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 28, 2017

Security name	Yield	Shares	Value

Short-Term Investments: 4.62%

Investment Companies: 4.62%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84%	129,965,153	$129,978,150
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.48	85,261,994	85,261,994

Total Short-Term Investments (Cost $215,231,010)			215,240,144

Total investments in securities (Cost $3,447,795,970) *	101.78%	4,739,194,987
Other assets and liabilities, net	(1.78)	(83,019,615)

Total net assets	100.00%	$4,656,175,372

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,480,809,811 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,574,711,752
Gross unrealized losses	(316,326,576)

Net unrealized gains	$1,258,385,176

The following table shows percent of total long-term investments by geographic locations as of February 28, 2017:

United States	63.64%
Japan	6.71
China	3.28
United Kingdom	3.18
Taiwan	1.79
Australia	1.75
Canada	1.59
Switzerland	1.53
India	1.47
Ireland	1.42
South Korea	1.33
Germany	1.31
France	1.31
Other	9.69

100.00%

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Master Trust:

We have audited the accompanying statements of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio, two of the Portfolios constituting the Wells Fargo Master Trust (collectively, the “Portfolios”) as of February 28, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolios of investments as of February 28, 2017 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolios of investments are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolios of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolios of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolios of investments. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolios of investments referred to above present fairly, in all material respects, the financial position of the Portfolios of the Wells Fargo Master Trust as of February 28, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

April 26, 2017

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	April 26, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	April 26, 2017